UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2017

Classes ADV, I, R6, S and S2

Voya Investors Trust
■  Voya Government Liquid Assets Portfolio
■  VY® Clarion Global Real Estate Portfolio
■  VY® FMR® Diversified Mid Cap Portfolio*
■  VY® Invesco Growth and Income Portfolio
■  VY® JPMorgan Emerging Markets Equity Portfolio
■  VY® Morgan Stanley Global Franchise Portfolio
■  VY® T. Rowe Price Capital Appreciation Portfolio
■  VY® T. Rowe Price Equity Income Portfolio
■  VY® T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  FMR is a registered service mark of FMR LLC. Used with permission.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	12
Statements of Changes in Net Assets	15
Financial Highlights	20
Notes to Financial Statements	26
Summary Portfolios of Investments (“Portfolio of Investments”)	45
Shareholder Meeting Information	86
Advisory and Sub-Advisory Contract Approval Discussion	87

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World Index SM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,002.40	0.29%	$1.44	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,001.10	0.54	2.68	1,000.00	1,022.12	0.54	2.71
Class S2	1,000.00	1,000.60	0.65	3.22	1,000.00	1,021.57	0.65	3.26
VY® Clarion Global Real Estate Portfolio
Class ADV	$1,000.00	$1,040.30	1.49%	$7.54	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,042.70	0.89	4.51	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,042.00	1.14	5.77	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,041.80	1.29	6.53	1,000.00	1,018.40	1.29	6.46
VY® FMR® Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,085.20	1.25%	$6.46	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,088.70	0.65	3.37	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,087.10	0.90	4.66	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,086.70	1.05	5.43	1,000.00	1,019.59	1.05	5.26

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
VY® Invesco Growth and Income Portfolio
Class ADV	$1,000.00	$1,042.20	1.24%	$6.28	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,045.60	0.64	3.25	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,044.20	0.89	4.51	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,043.40	1.04	5.27	1,000.00	1,019.64	1.04	5.21
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,223.10	1.86%	$10.25	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	1,227.20	1.26	6.96	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	1,226.40	1.51	8.34	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	1,224.80	1.66	9.16	1,000.00	1,016.56	1.66	8.30
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	$1,000.00	$1,163.20	1.55%	$8.31	$1,000.00	$1,017.11	1.55%	$7.75
Class R6	1,000.00	1,166.10	0.95	5.10	1,000.00	1,020.08	0.95	4.76
Class S	1,000.00	1,165.40	1.20	6.44	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	1,164.00	1.35	7.24	1,000.00	1,018.10	1.35	6.76
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	$1,000.00	$1,088.80	1.24%	$6.42	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,091.80	0.64	3.32	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,092.20	0.64	3.32	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,090.60	0.89	4.61	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,090.00	1.04	5.39	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	$1,000.00	$1,054.30	1.24%	$6.32	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,057.00	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,055.50	0.89	4.54	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,055.50	1.04	5.30	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price International Stock Portfolio
Class ADV	$1,000.00	$1,176.70	1.38%	$7.45	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,180.20	0.78	4.22	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,178.50	1.03	5.56	1,000.00	1,019.69	1.03	5.16

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$320,293,315	$845,072,641
Short-term investments at fair value**	—	4,465,817	9,557,382
Total investments at fair value	$—	$324,759,132	$854,630,023
Short-term investments at amortized cost	712,922,021	—	—
Cash	5,090	—	—
Foreign currencies at value***	—	4,070	18,199
Receivables:
Investment securities sold	217,051,614	5,019,269	—
Fund shares sold	1,221,403	754,677	40,532
Dividends	1,602	1,335,640	742,361
Interest	178,543	—	—
Foreign tax reclaims	—	46,836	2,941
Unrealized appreciation on forward foreign currency contracts	—	76	—
Prepaid expenses	—	1,564	—
Reimbursement due from manager	—	17,849	31,975
Other assets	42,871	12,755	38,903
Total assets	931,423,144	331,951,868	855,504,934

LIABILITIES:
Payable for investment securities purchased	77,149,640	5,011,952	—
Payable for fund shares redeemed	319,566	24,219	1,160,857
Payable upon receipt of securities loaned	—	2,863,504	5,029,037
Unrealized depreciation on forward foreign currency contracts	—	202	—
Payable for unified fees	198,060	—	454,185
Payable for investment management fees	—	241,468	—
Payable for distribution and shareholder service fees	213,228	37,253	172,536
Payable to trustees under the deferred compensation plan (Note 6)	42,871	12,755	38,903
Payable for trustee fees	23,627	1,647	—
Other accrued expenses and liabilities	—	93,019	105,954
Total liabilities	77,946,992	8,286,019	6,961,472
NET ASSETS	$853,476,152	$323,665,849	$848,543,462

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$853,528,873	$394,458,598	$650,962,742
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(29,732)	15,109,937	2,020,105
Accumulated net realized gain (loss)	(22,989)	(156,442,651)	69,275,060
Net unrealized appreciation	—	70,539,965	126,285,555
NET ASSETS	$853,476,152	$323,665,849	$848,543,462

+ Including securities loaned at value	$—	$2,725,605	$4,909,088
* Cost of investments in securities	$—	$249,753,405	$718,787,630
** Cost of short-term investments	$—	$4,465,817	$9,557,382
*** Cost of foreign currencies	$—	$4,070	$18,162

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio
Class ADV
Net assets	n/a	$23,953,606	$33,452,899
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	2,017,561	2,067,112
Net asset value and redemption price per share	n/a	$11.87	$16.18

Class I
Net assets	$51,806,190	$180,722,447	$99,807,982
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	51,802,668	14,785,013	5,890,773
Net asset value and redemption price per share	$1.00	$12.22	$16.94

Class S
Net assets	$419,985,828	$117,896,212	$654,975,539
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	419,957,233	9,705,258	39,143,583
Net asset value and redemption price per share	$1.00	$12.15	$16.73

Class S2
Net assets	$381,684,134	$1,093,584	$60,307,042
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	381,658,296	89,504	3,645,776
Net asset value and redemption price per share	$1.00	$12.22	$16.54

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio
ASSETS:
Investments in securities at fair value+*	$546,760,403	$550,596,421	$429,035,849
Short-term investments at fair value**	14,988,182	17,269,186	21,687,564
Total investments at fair value	$561,748,585	$567,865,607	$450,723,413
Cash	—	270,128	—
Foreign currencies at value***	396,869	1,086,788	—
Receivables:
Investment securities sold	1,485,563	2,453,410	3,374,575
Fund shares sold	727,287	148,265	—
Dividends	948,754	1,044,783	950,434
Foreign tax reclaims	201,226	15,836	772,109
Other assets	24,215	26,751	14,489
Total assets	565,532,499	572,911,568	455,835,020

LIABILITIES:
Payable for investment securities purchased	906,349	6,347,821	3,448,297
Payable for fund shares redeemed	67,107	2,921,474	1,378,878
Payable upon receipt of securities loaned	—	8,560,646	14,056,412
Unrealized depreciation on forward foreign currency contracts	249,437	—	—
Payable for unified fees	294,621	569,453	347,936
Payable for distribution and shareholder service fees	119,821	115,076	119,614
Payable to trustees under the deferred compensation plan (Note 6)	24,215	26,751	14,489
Other accrued expenses and liabilities	65,687	1,202,244	—
Total liabilities	1,727,237	19,743,465	19,365,626
NET ASSETS	$563,805,262	$553,168,103	$436,469,394

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$362,638,107	$444,597,636	$279,619,921
Undistributed net investment income	14,423,377	3,990,722	7,132,986
Accumulated net realized gain (loss)	54,270,998	(29,529,064)	47,070,521
Net unrealized appreciation	132,472,780	134,108,809	102,645,966
NET ASSETS	$563,805,262	$553,168,103	$436,469,394

+ Including securities loaned at value	$—	$8,302,718	$13,380,314
* Cost of investments in securities	$414,040,249	$416,480,425	$326,376,251
** Cost of short-term investments	$14,988,182	$17,269,186	$21,687,564
*** Cost of foreign currencies	$396,870	$1,089,964	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio
Class ADV
Net assets	$20,420,317	$46,161,989	$77,713,077
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	737,955	2,615,152	4,581,305
Net asset value and redemption price per share	$27.67	$17.65	$16.96

Class I
Net assets	$30,214,547	$68,936,309	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	1,079,595	3,719,560	n/a
Net asset value and redemption price per share	$27.99	$18.53	n/a

Class R6
Net assets	n/a	n/a	$49,458
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	2,762
Net asset value and redemption price per share	n/a	n/a	$17.90

Class S
Net assets	$476,871,447	$422,260,622	$310,887,942
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	16,950,913	22,930,077	17,372,276
Net asset value and redemption price per share	$28.13	$18.42	$17.90

Class S2
Net assets	$36,298,951	$15,809,183	$47,818,917
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,301,670	868,690	2,695,160
Net asset value and redemption price per share	$27.89	$18.20	$17.74

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

		VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*		$5,314,653,418	$973,471,604	$238,768,680
Short-term investments at fair value**		1,023,032,651	25,450,505	2,263,017
Total investments at fair value		$6,337,686,069	$998,922,109	$241,031,697
Cash		21,476,433	2,943,548	1,192,475
Foreign currencies at value***		—	—	421,396
Receivables:
Investment securities sold		36,538,677	1,525,663	504,726
Fund shares sold		1,339,699	198,304	2,116,750
Dividends		6,169,942	1,540,460	513,517
Interest		15,300,520	41,137	—
Foreign tax reclaims		266,700	26,225	377,038
Unrealized appreciation on forward foreign currency contracts		—	—	38,541
Prepaid expenses		—	—	1,048
Other assets		165,015	47,902	11,299
Total assets		6,418,943,055	1,005,245,348	246,208,487

LIABILITIES:
Payable for investment securities purchased		46,195,954	2,018,290	674,677
Payable for fund shares redeemed		3,228,331	4,643,929	237,342
Payable upon receipt of securities loaned		14,049,077	10,149,811	1,071,845
Unrealized depreciation on unfunded corporate loans		34,275	—	—
Unrealized depreciation on forward foreign currency contracts		—	—	26,146
Payable for unified fees		3,321,428	520,211	—
Payable for investment management fees		—	—	128,193
Payable for distribution and shareholder service fees		1,330,396	213,044	46,359
Payable to custodian due to foreign currency overdraft****		107	—	—
Payable to trustees under the deferred compensation plan (Note 6)		165,015	47,902	11,299
Payable for trustee fees		—	—	1,130
Other accrued expenses and liabilities		—	—	131,114
Written options, at fair valueˆ		31,774,114	—	—
Total liabilities		100,098,697	17,593,187	2,328,105
NET ASSETS		$6,318,844,358	$987,652,161	$243,880,382

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$5,017,418,149	$617,672,449	$284,459,030
Undistributed net investment income		54,862,156	13,283,913	4,750,339
Accumulated net realized gain (loss)		495,274,965	133,475,344	(81,794,440)
Net unrealized appreciation		751,289,088	223,220,455	36,465,453
NET ASSETS		$6,318,844,358	$987,652,161	$243,880,382

+	Including securities loaned at value	$13,709,166	$9,919,519	$1,044,233
*	Cost of investments in securities	$4,549,416,997	$750,252,513	$202,320,802
**	Cost of short-term investments	$1,022,341,078	$25,450,505	$2,263,017
***	Cost of foreign currencies	$—	$—	$421,825
****	Cost of foreign currency overdraft	$106	$—	$—
ˆ	Premiums received on written options	$17,182,441	$—	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$886,141,152	$50,667,581	$18,056,849
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	33,169,220	3,526,167	1,199,877
Net asset value and redemption price per share	$26.72	$14.37	$15.05

Class I
Net assets	$1,136,080,574	$94,747,936	$43,371,489
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	40,819,025	6,473,715	2,866,227
Net asset value and redemption price per share	$27.83	$14.64	$15.13

Class R6
Net assets	$35,909,936	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	1,289,659	n/a	n/a
Net asset value and redemption price per share	$27.84	n/a	n/a

Class S
Net assets	$4,177,480,227	$730,705,746	$182,452,044
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	150,219,622	49,901,608	12,120,457
Net asset value and redemption price per share	$27.81	$14.64	$15.05

Class S2
Net assets	$83,232,469	$111,530,898	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	3,015,098	7,715,447	n/a
Net asset value and redemption price per share	$27.61	$14.46	n/a

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,321	$5,294,948	$5,799,236
Interest	3,326,028	—	2,243
Securities lending income, net	—	27,774	81,401
Other	4,463	—	—
Total investment income	3,353,812	5,322,722	5,882,880

EXPENSES:
Investment management fees	—	1,460,156	—
Unified fees	1,262,888	—	2,753,112
Distribution and shareholder service fees:
Class ADV	—	77,301	106,328
Class S	563,017	149,907	822,551
Class S2	788,556	2,210	120,577
Transfer agent fees	—	323	—
Shareholder reporting expense	—	28,660	—
Professional fees	—	9,593	—
Custody and accounting expense	—	57,377	—
Trustee fees and expenses	33,124	4,941	28,253
Proxy and solicitation costs (Note 6)	—	—	191,900
Miscellaneous expense	—	14,445	—
Interest expense	420	—	628
Total expenses	2,648,005	1,804,913	4,023,349
Waived and reimbursed fees	(79,843)	(121,907)	(191,900)
Brokerage commission recapture	—	(2,480)	—
Net expenses	2,568,162	1,680,526	3,831,449
Net investment income	785,650	3,642,196	2,051,431

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	39,290	12,733,416	36,978,905
Foreign currency related transactions	—	(24,884)	33,378
Net realized gain	39,290	12,708,532	37,012,283
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	—	(2,626,890)	32,894,774
Foreign currency related transactions	—	11,771	559
Net change in unrealized appreciation (depreciation)	—	(2,615,119)	32,895,333
Net realized and unrealized gain	39,290	10,093,413	69,907,616
Increase in net assets resulting from operations	$824,940	$13,735,609	$71,959,047

* Foreign taxes withheld	$—	$271,090	$45,909
# Foreign taxes accrued on Indian investments	$—	$—	$18,938

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

		VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$6,513,607	$5,278,009	$5,043,916
Interest		—	194	—
Securities lending income, net		81,890	33,981	8,933
Total investment income		6,595,497	5,312,184	5,052,849

EXPENSES:
Unified fees		1,848,419	3,233,902	2,033,251
Distribution and shareholder service fees:
Class ADV		58,857	124,131	220,922
Class S		617,997	491,185	380,404
Class S2		74,252	30,456	92,541
Trustee fees and expenses		19,298	18,542	14,511
Interest expense		184	3,336	65
Total expenses		2,619,007	3,901,552	2,741,694
Waived and reimbursed fees		—	—	(49,840)
Brokerage commission recapture		(5,323)	(793)	—
Net expenses		2,613,684	3,900,759	2,691,854
Net investment income		3,981,813	1,411,425	2,360,995

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Peruvian capital gains tax withheldˆ)		30,296,081	8,340,515	21,728,762
Foreign currency related transactions		(1,172,711)	202,171	7,923
Net realized gain		29,123,370	8,542,686	21,736,685
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#) (net of Peruvian capital gains tax accrued##)		(6,664,277)	94,627,869	40,778,012
Foreign currency related transactions		(1,164,399)	(9,871)	48,864
Net change in unrealized appreciation (depreciation)		(7,828,676)	94,617,998	40,826,876
Net realized and unrealized gain		21,294,694	103,160,684	62,563,561
Increase in net assets resulting from operations		$25,276,507	$104,572,109	$64,924,556

*	Foreign taxes withheld	$204,155	$428,682	$141,687
#	Foreign taxes accrued on Indian investments	$—	$612,253	$—
ˆ	Foreign taxes on sale of Peruvian investments	$—	$14,565	$—
##	Foreign taxes accrued on Peruvian investments	$—	$410,622	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$35,365,940	$13,863,508	$3,353,631
Interest	29,414,057	83,121	53
Securities lending income, net	95,975	72,025	30,386
Total investment income	64,875,972	14,018,654	3,384,070

EXPENSES:
Investment management fees	—	—	717,354
Unified fees	19,570,916	3,296,137	—
Distribution and shareholder service fees:
Class ADV	2,500,530	151,487	50,246
Class S	5,160,658	938,182	208,179
Class S2	165,005	223,019	—
Transfer agent fees	—	—	366
Shareholder reporting expense	—	—	19,222
Professional fees	—	—	18,906
Custody and accounting expense	—	—	99,986
Trustee fees and expenses	197,337	35,153	3,390
Miscellaneous expense	—	—	9,425
Interest expense	286	—	—
Total expenses	27,594,732	4,643,978	1,127,074
Brokerage commission recapture	(12,716)	(2,381)	—
Net expenses	27,582,016	4,641,597	1,127,074
Net investment income	37,293,956	9,377,057	2,256,996

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	191,679,907	71,641,242	2,634,663
Foreign currency related transactions	157,443	3,576	130,173
Futures	—	96,890	—
Written options	18,429,768	—	—
Net realized gain	210,267,118	71,741,708	2,764,836
Net change in unrealized appreciation (depreciation) on:
Investments	301,992,884	(24,383,072)	31,799,996
Foreign currency related transactions	44,537	2,806	(160,438)
Written options	(14,429,602)	—	—
Unfunded commitments	(34,275)	—	—
Net change in unrealized appreciation (depreciation)	287,573,544	(24,380,266)	31,639,558
Net realized and unrealized gain	497,840,662	47,361,442	34,404,394
Increase in net assets resulting from operations	$535,134,618	$56,738,499	$36,661,390

* Foreign taxes withheld	$273,961	$156,879	$303,942

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$785,650	$105,013	$3,642,196	$6,056,168
Net realized gain	39,290	731,719	12,708,532	9,824,664
Net change in unrealized appreciation (depreciation)	—	—	(2,615,119)	(13,486,164)
Increase in net assets resulting from operations	824,940	836,732	13,735,609	2,394,668

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(214,516)
Class I	(132,881)	(100,157)	—	(2,458,630)
Class S	(459,680)	(4,857)	—	(1,467,918)
Class S2	(193,089)	—	—	(11,036)
Net realized gains:
Class I	(4,263)	(63,013)	—	—
Class S	(31,117)	(469,944)	—	—
Class S2	(26,898)	(376,560)	—	—
Total distributions	(847,928)	(1,014,531)	—	(4,152,100)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	65,009,511	345,222,068	15,304,629	60,224,012
Reinvestment of distributions	847,928	1,014,531	—	4,152,100
	65,857,439	346,236,599	15,304,629	64,376,112
Cost of shares redeemed	(183,274,998)	(357,561,611)	(38,660,947)	(64,858,708)
Net decrease in net assets resulting from capital share transactions	(117,417,559)	(11,325,012)	(23,356,318)	(482,596)
Net decrease in net assets	(117,440,547)	(11,502,811)	(9,620,709)	(2,240,028)

NET ASSETS:
Beginning of year or period	970,916,699	982,419,510	333,286,558	335,526,586
End of year or period	$853,476,152	$970,916,699	$323,665,849	$333,286,558
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(29,732)	$(29,732)	$15,109,937	$11,467,741

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® FMR® Diversified Mid Cap Portfolio		VY® Invesco Growth and Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,051,431	$3,695,739	$3,981,813	$8,045,468
Net realized gain	37,012,283	36,301,576	29,123,370	32,477,185
Net change in unrealized appreciation (depreciation)	32,895,333	52,849,046	(7,828,676)	55,523,534
Increase in net assets resulting from operations	71,959,047	92,846,361	25,276,507	96,046,187

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(76,403)	—	(298,973)
Class I	—	(749,087)	—	(595,006)
Class S	—	(3,592,108)	—	(9,891,895)
Class S2	—	(247,871)	—	(810,508)
Net realized gains:
Class ADV	—	(3,103,912)	—	(1,669,639)
Class I	—	(8,080,992)	—	(2,511,018)
Class S	—	(56,244,164)	—	(46,962,600)
Class S2	—	(5,212,929)	—	(4,135,146)
Total distributions	—	(77,307,466)	—	(66,874,785)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,081,376	13,062,463	21,867,031	45,063,943
Proceeds from shares issued in merger (Note 15)	—	—	—	9,580,177
Reinvestment of distributions	—	77,307,466	—	66,874,785
	12,081,376	90,369,929	21,867,031	121,518,905
Cost of shares redeemed	(84,683,753)	(194,104,917)	(76,341,102)	(86,462,935)
Net increase (decrease) in net assets resulting from capital share transactions	(72,602,377)	(103,734,988)	(54,474,071)	35,055,970
Net increase (decrease) in net assets	(643,330)	(88,196,093)	(29,197,564)	64,227,372

NET ASSETS:
Beginning of year or period	849,186,792	937,382,885	593,002,826	528,775,454
End of year or period	$848,543,462	$849,186,792	$563,805,262	$593,002,826
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$2,020,105	$(31,326)	$14,423,377	$10,441,564

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio		VY® Morgan Stanley Global Franchise Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,411,425	$2,339,955	$2,360,995	$4,867,786
Net realized gain (loss)	8,542,686	(20,389,983)	21,736,685	25,732,851
Net change in unrealized appreciation (depreciation)	94,617,998	77,713,426	40,826,876	(9,311,336)
Increase in net assets resulting from operations	104,572,109	59,663,398	64,924,556	21,289,301

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(306,390)	—	(673,960)
Class I	—	(926,803)	—	—
Class R6	—	—	—	(44)
Class S	—	(4,500,957)	—	(3,972,597)
Class S2	—	(155,443)	—	(530,107)
Net realized gains:
Class ADV	—	—	—	(5,502,781)
Class R6	—	—	—	(240)
Class S	—	—	—	(25,917,107)
Class S2	—	—	—	(4,003,137)
Total distributions	—	(5,889,593)	—	(40,599,973)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,877,758	37,862,175	8,105,809	31,303,063
Reinvestment of distributions	—	5,889,593	—	40,599,973
	32,877,758	43,751,768	8,105,809	71,903,036
Cost of shares redeemed	(60,865,564)	(97,654,595)	(49,563,086)	(65,758,595)
Net increase (decrease) in net assets resulting from capital share transactions	(27,987,806)	(53,902,827)	(41,457,277)	6,144,441
Net increase (decrease) in net assets	76,584,303	(129,022)	23,467,279	(13,166,231)

NET ASSETS:
Beginning of year or period	476,583,800	476,712,822	413,002,115	426,168,346
End of year or period	$553,168,103	$476,583,800	$436,469,394	$413,002,115
Undistributed net investment income at end of year or period	$3,990,722	$2,579,297	$7,132,986	$4,771,991

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Capital Appreciation Portfolio		VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$37,293,956	$78,140,586	$9,377,057	$20,865,348
Net realized gain	210,267,118	297,925,929	71,741,708	78,859,898
Net change in unrealized appreciation (depreciation)	287,573,544	82,425,701	(24,380,266)	77,871,086
Increase in net assets resulting from operations	535,134,618	458,492,216	56,738,499	177,596,332

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8,400,302)	—	(929,752)
Class I	—	(17,322,561)	—	(3,196,238)
Class R6	—	(112,769)	—	—
Class S	—	(53,734,780)	—	(16,449,583)
Class S2	—	(972,754)	—	(2,282,147)
Net realized gains:
Class ADV	—	(62,813,944)	—	(4,917,270)
Class I	—	(97,402,574)	—	(13,021,964)
Class R6	—	(263)	—	—
Class S	—	(357,892,265)	—	(76,986,862)
Class S2	—	(7,480,326)	—	(11,031,911)
Total distributions	—	(606,132,538)	—	(128,815,727)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	245,314,769	449,977,813	26,978,679	106,958,948
Reinvestment of distributions	—	606,132,538	—	128,815,727
	245,314,769	1,056,110,351	26,978,679	235,774,675
Cost of shares redeemed	(490,943,739)	(634,731,980)	(167,608,463)	(223,681,026)
Net increase (decrease) in net assets resulting from capital share transactions	(245,628,970)	421,378,371	(140,629,784)	12,093,649
Net increase (decrease) in net assets	289,505,648	273,738,049	(83,891,285)	60,874,254

NET ASSETS:
Beginning of year or period	6,029,338,710	5,755,600,661	1,071,543,446	1,010,669,192
End of year or period	$6,318,844,358	$6,029,338,710	$987,652,161	$1,071,543,446
Undistributed net investment income at end of year or period	$54,862,156	$17,568,200	$13,283,913	$3,906,856

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,256,996	$2,562,569
Net realized gain	2,764,836	629,894
Net change in unrealized appreciation (depreciation)	31,639,558	813,830
Increase in net assets resulting from operations	36,661,390	4,006,293

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(167,245)
Class I	—	(652,991)
Class S	—	(2,340,920)
Total distributions	—	(3,161,156)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,247,113	14,237,609
Reinvestment of distributions	—	3,161,156
	20,247,113	17,398,765
Cost of shares redeemed	(20,264,526)	(36,860,379)
Net decrease in net assets resulting from capital share transactions	(17,413)	(19,461,614)
Net increase (decrease) in net assets	36,643,977	(18,616,477)

NET ASSETS:
Beginning of year or period	207,236,405	225,852,882
End of year or period	$243,880,382	$207,236,405
Undistributed net investment income at end of year or period	$4,750,339	$2,493,343

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions										Ratios to average net assets					Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-17	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.29	0.29	0.29	0.45		51,806	—
12-31-16	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.28	0.28	0.28	0.13		66,214	—
12-31-15	1.00	—		0.00	*	0.00		0.00	*	0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.22	0.22	0.00	*	81,636	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.19	0.19	(0.00	)*	78,773	—
12-31-13	1.00	—		0.00	*	0.00		0.00	*	0.00	*	—	0.00	*	—	1.00	0.02	0.28	0.22	0.22	0.00	*	81,029	—
12-31-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.28	0.28	0.28	0.10		98,940	—
Class S
06-30-17	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.54	0.54	0.54	0.20		419,986	—
12-31-16	1.00	—		0.00	*	0.00		0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.53	0.42	0.42	0.00	*	488,208	—
12-31-15	1.00	—		0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.22	0.22	(0.00	)*	552,706	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.19	0.19	(0.00	)*	619,776	—
12-31-13	1.00	—		0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.02	0.53	0.23	0.23	(0.00	)*	753,517	—
12-31-12	1.00	0.00	*	0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.38	0.38	0.00	*	897,738	—
Class S2
06-30-17	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.06	0.69	0.65	0.65	0.10		381,684	—
12-31-16	1.00	—		0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.09	0.71	0.42	0.42	(0.00	)*	416,495	—
12-31-15	1.00	—		0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.22	0.22	(0.00	)*	348,078	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.19	0.19	(0.00	)*	291,912	—
12-31-13	1.00	—		0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.02	0.78	0.23	0.23	(0.00	)*	296,540	—
12-31-12	1.00	0.00	*	0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.38	0.38	0.00	*	270,143	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-17	11.41	0.10	•	0.36		0.46		—		—		—	—		—	11.87	4.03	1.56	1.49	1.49	1.74		23,954	46
12-31-16	11.47	0.16		(0.13)		0.03		0.09		—		—	0.09		—	11.41	0.23	1.61	1.49	1.49	1.33		25,983	49
12-31-15	12.04	0.11	•	(0.35)		(0.24)		0.33		—		—	0.33		—	11.47	(1.99)	1.72	1.49	1.49	0.95		27,513	50
12-31-14	10.71	0.13		1.30		1.43		0.10		—		—	0.10		—	12.04	13.40	1.73	1.49	1.49	1.12		27,577	40
12-31-13	10.96	0.12	•	0.25		0.37		0.62		—		—	0.62		—	10.71	3.29	1.73	1.49	1.49	1.13		23,863	35
12-31-12	8.79	0.14		2.07		2.21		0.04		—		—	0.04		—	10.96	25.17	1.75	1.49	1.49	1.52		15,270	43
Class I
06-30-17	11.72	0.14	•	0.36		0.50		—		—		—	—		—	12.22	4.27	0.96	0.89	0.89	2.39		180,722	46
12-31-16	11.77	0.22		(0.10)		0.12		0.17		—		—	0.17		—	11.72	0.89	0.96	0.89	0.89	1.94		183,084	49
12-31-15	12.34	0.18		(0.35)		(0.17)		0.40		—		—	0.40		—	11.77	(1.42)	0.97	0.89	0.89	1.55		165,604	50
12-31-14	10.96	0.21	•	1.33		1.54		0.16		—		—	0.16		—	12.34	14.07	0.98	0.89	0.89	1.75		160,209	40
12-31-13	11.17	0.19	•	0.26		0.45		0.66		—		—	0.66		—	10.96	3.95	0.98	0.89	0.89	1.70		121,414	35
12-31-12	8.93	0.20	•	2.12		2.32		0.08		—		—	0.08		—	11.17	26.08	1.00	0.89	0.89	1.97		106,134	43
Class S
06-30-17	11.66	0.12	•	0.37		0.49		—		—		—	—		—	12.15	4.20	1.21	1.14	1.14	2.10		117,896	46
12-31-16	11.71	0.20	•	(0.12)		0.08		0.13		—		—	0.13		—	11.66	0.62	1.21	1.14	1.14	1.67		123,103	49
12-31-15	12.28	0.15	•	(0.36)		(0.21)		0.36		—		—	0.36		—	11.71	(1.69)	1.22	1.14	1.14	1.27		141,067	50
12-31-14	10.90	0.17	•	1.34		1.51		0.13		—		—	0.13		—	12.28	13.86	1.23	1.14	1.14	1.42		161,194	40
12-31-13	11.11	0.16	•	0.26		0.42		0.63		—		—	0.63		—	10.90	3.71	1.23	1.14	1.14	1.42		161,379	35
12-31-12	8.89	0.19	•	2.08		2.27		0.05		—		—	0.05		—	11.11	25.65	1.25	1.14	1.14	1.86		173,554	43
Class S2
06-30-17	11.73	0.12	•	0.37		0.49		—		—		—	—		—	12.22	4.18	1.36	1.29	1.29	1.97		1,094	46
12-31-16	11.78	0.18	•	(0.12)		0.06		0.11		—		—	0.11		—	11.73	0.44	1.39	1.29	1.29	1.52		1,117	49
12-31-15	12.34	0.14	•	(0.36)		(0.22)		0.34		—		—	0.34		—	11.78	(1.84)	1.47	1.29	1.29	1.11		1,343	50
12-31-14	10.96	0.14	•	1.35		1.49		0.11		—		—	0.11		—	12.34	13.60	1.48	1.29	1.29	1.22		1,624	40
12-31-13	11.17	0.14	•	0.26		0.40		0.61		—		—	0.61		—	10.96	3.54	1.48	1.29	1.29	1.27		1,842	35
12-31-12	8.93	0.17	•	2.11		2.28		0.04		—		—	0.04		—	11.17	25.52	1.50	1.29	1.29	1.71		1,935	43

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® FMR® Diversified Mid Cap Portfolio
Class ADV
06-30-17	14.91	0.01		1.26	1.27	—	—	—	—	—	16.18	8.52	1.30	1.25	1.25	0.13	33,453	16
12-31-16	14.66	0.02		1.57	1.59	0.03	1.31	—	1.34	—	14.91	11.40	1.30	1.25	1.25	0.07	35,986	29
12-31-15	18.06	(0.02)		(0.08)	(0.10)	—	3.30	—	3.30	—	14.66	(2.02)	1.39	1.24	1.24	(0.11)	60,977	27
12-31-14	20.43	(0.05)		1.17	1.12	0.03	3.46	—	3.49	—	18.06	5.65	1.39	1.24	1.24	(0.26)	68,677	143
12-31-13	15.15	(0.00	)*	5.38	5.38	0.03	0.07	—	0.10	—	20.43	35.62	1.39	1.24	1.24	(0.03)	70,648	132
12-31-12	13.30	0.05		1.84	1.89	0.04	—	—	0.04	—	15.15	14.24	1.39	1.24	1.24	0.36	56,105	186
Class I
06-30-17	15.56	0.06	•	1.32	1.38	—	—	—	—	—	16.94	8.87	0.70	0.65	0.65	0.73	99,808	16
12-31-16	15.24	0.11		1.64	1.75	0.12	1.31	—	1.43	—	15.56	12.05	0.65	0.65	0.65	0.68	95,142	29
12-31-15	18.61	0.08		(0.08)	0.00 *	0.07	3.30	—	3.37	—	15.24	(1.40)	0.64	0.64	0.64	0.49	102,505	27
12-31-14	20.88	0.06		1.20	1.26	0.07	3.46	—	3.53	—	18.61	6.27	0.64	0.64	0.64	0.34	109,304	143
12-31-13	15.47	0.10	•	5.51	5.61	0.13	0.07	—	0.20	—	20.88	36.39	0.64	0.64	0.64	0.58	110,005	132
12-31-12	13.58	0.15	•	1.88	2.03	0.14	—	—	0.14	—	15.47	14.93	0.64	0.64	0.64	1.03	92,185	186
Class S
06-30-17	15.39	0.04	•	1.30	1.34	—	—	—	—	—	16.73	8.71	0.95	0.90	0.90	0.48	654,976	16
12-31-16	15.09	0.07		1.62	1.69	0.08	1.31	—	1.39	—	15.39	11.77	0.90	0.90	0.90	0.43	656,927	29
12-31-15	18.46	0.04		(0.08)	(0.04)	0.03	3.30	—	3.33	—	15.09	(1.64)	0.89	0.89	0.89	0.23	709,822	27
12-31-14	20.75	0.02		1.19	1.21	0.04	3.46	—	3.50	—	18.46	6.02	0.89	0.89	0.89	0.09	854,340	143
12-31-13	15.38	0.06	•	5.47	5.53	0.09	0.07	—	0.16	—	20.75	36.02	0.89	0.89	0.89	0.33	964,463	132
12-31-12	13.50	0.10	•	1.87	1.97	0.09	—	—	0.09	—	15.38	14.63	0.89	0.89	0.89	0.69	848,802	186
Class S2
06-30-17	15.22	0.03	•	1.29	1.32	—	—	—	—	—	16.54	8.67	1.10	1.05	1.05	0.33	60,307	16
12-31-16	14.94	0.04		1.61	1.65	0.06	1.31	—	1.37	—	15.22	11.60	1.08	1.05	1.05	0.28	61,132	29
12-31-15	18.31	0.01		(0.08)	(0.07)	0.00 *	3.30	—	3.30	—	14.94	(1.79)	1.14	1.04	1.04	0.08	64,079	27
12-31-14	20.63	(0.01)		1.18	1.17	0.03	3.46	—	3.49	—	18.31	5.84	1.14	1.04	1.04	(0.06)	72,495	143
12-31-13	15.29	0.04		5.43	5.47	0.06	0.07	—	0.13	—	20.63	35.86	1.14	1.04	1.04	0.17	76,836	132
12-31-12	13.43	0.09		1.84	1.93	0.07	—	—	0.07	—	15.29	14.41	1.14	1.04	1.04	0.56	65,198	186
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-17	26.55	0.14	•	0.98	1.12	—	—	—	—	—	27.67	4.22	1.24	1.24	1.24	1.05	20,420	8
12-31-16	25.48	0.30	•	4.19	4.49	0.52	2.90	—	3.42	—	26.55	19.52	1.29	1.24	1.24	1.21	18,641	23
12-31-15	31.49	0.30	•	(0.98)	(0.68)	0.93	4.40	—	5.33	—	25.48	(3.26)	1.39	1.24	1.24	1.05	15,551	19
12-31-14	30.92	0.52	•	2.43	2.95	0.31	2.07	—	2.38	—	31.49	9.72	1.39	1.24	1.24	1.66	16,407	28
12-31-13	23.41	0.25	•	7.55	7.80	0.29	—	—	0.29	—	30.92	33.45	1.39	1.24	1.23	0.92	15,200	28
12-31-12	20.82	0.27	•	2.66	2.93	0.34	—	—	0.34	—	23.41	14.17	1.40	1.25	1.24	1.19	9,405	25
Class I
06-30-17	26.77	0.22	•	1.00	1.22	—	—	—	—	—	27.99	4.56	0.64	0.64	0.64	1.64	30,215	8
12-31-16	25.68	0.45	•	4.23	4.68	0.69	2.90	—	3.59	—	26.77	20.23	0.64	0.64	0.64	1.81	28,117	23
12-31-15	31.71	0.47	•	(0.98)	(0.51)	1.12	4.40	—	5.52	—	25.68	(2.69)	0.64	0.64	0.64	1.63	23,008	19
12-31-14	31.08	0.68	•	2.48	3.16	0.46	2.07	—	2.53	—	31.71	10.39	0.64	0.64	0.64	2.16	28,264	28
12-31-13	23.50	0.43	•	7.58	8.01	0.43	—	—	0.43	—	31.08	34.23	0.64	0.64	0.63	1.53	24,742	28
12-31-12	20.90	0.41	•	2.66	3.07	0.47	—	—	0.47	—	23.50	14.89	0.65	0.65	0.64	1.80	16,952	25
Class S
06-30-17	26.94	0.19	•	1.00	1.19	—	—	—	—	—	28.13	4.42	0.89	0.89	0.89	1.38	476,871	8
12-31-16	25.81	0.41		4.23	4.64	0.61	2.90	—	3.51	—	26.94	19.92	0.89	0.89	0.89	1.56	507,524	23
12-31-15	31.83	0.40	•	(0.99)	(0.59)	1.03	4.40	—	5.43	—	25.81	(2.93)	0.89	0.89	0.89	1.39	451,452	19
12-31-14	31.19	0.64	•	2.45	3.09	0.38	2.07	—	2.45	—	31.83	10.11	0.89	0.89	0.89	2.04	535,054	28
12-31-13	23.59	0.35	•	7.61	7.96	0.36	—	—	0.36	—	31.19	33.88	0.89	0.89	0.88	1.27	566,801	28
12-31-12	20.98	0.35	•	2.67	3.02	0.41	—	—	0.41	—	23.59	14.56	0.90	0.90	0.89	1.55	460,995	25

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio (continued)
Class S2
06-30-17	26.73	0.17	•	0.99	1.16	—	—	—	—	—	27.89	4.34		1.04	1.04	1.04	1.23	36,299	8
12-31-16	25.62	0.35	•	4.23	4.58	0.57	2.90	—	3.47	—	26.73	19.80		1.07	1.04	1.04	1.41	38,721	23
12-31-15	31.63	0.36	•	(0.99)	(0.63)	0.98	4.40	—	5.38	—	25.62	(3.10)		1.14	1.04	1.04	1.24	38,764	19
12-31-14	31.00	0.59	•	2.43	3.02	0.32	2.07	—	2.39	—	31.63	9.95		1.14	1.04	1.04	1.89	45,878	28
12-31-13	23.45	0.31	•	7.56	7.87	0.32	—	—	0.32	—	31.00	33.70		1.14	1.04	1.03	1.12	50,774	28
12-31-12	20.85	0.32	•	2.66	2.98	0.38	—	—	0.38	—	23.45	14.41		1.15	1.05	1.04	1.40	45,598	25
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-17	14.43	0.02	•	3.20	3.22	—	—	—	—	—	17.65	22.31		1.86	1.86	1.86	0.24	46,162	11
12-31-16	12.92	0.02	•	1.61	1.63	0.12	—	—	0.12	—	14.43	12.62		1.90	1.85	1.85	0.12	35,873	24
12-31-15	16.63	0.07		(2.56)	(2.49)	0.14	1.08	—	1.22	—	12.92	(16.07	)(a)	2.01	1.86	1.86	0.45	34,072	15
12-31-14	18.39	0.13		0.13	0.26	0.13	1.89	—	2.02	—	16.63	0.47		2.01	1.86	1.86	0.72	42,490	23
12-31-13	20.19	0.07	•	(1.31)	(1.24)	0.12	0.44	—	0.56	—	18.39	(6.07)		2.01	1.86	1.86	0.36	43,996	45
12-31-12	17.48	0.06		3.14	3.20	—	0.49	—	0.49	—	20.19	18.71		2.01	1.86	1.86	0.32	37,375	15
Class I
06-30-17	15.10	0.07	•	3.36	3.43	—	—	—	—	—	18.53	22.72		1.26	1.26	1.26	0.78	68,936	11
12-31-16	13.52	0.10	•	1.70	1.80	0.22	—	—	0.22	—	15.10	13.27		1.25	1.25	1.25	0.71	63,276	24
12-31-15	17.36	0.17		(2.68)	(2.51)	0.25	1.08	—	1.33	—	13.52	(15.57	)(a)	1.26	1.26	1.26	1.05	58,250	15
12-31-14	19.10	0.23	•	0.15	0.38	0.23	1.89	—	2.12	—	17.36	1.06		1.26	1.26	1.26	1.22	71,163	23
12-31-13	20.93	0.19	•	(1.35)	(1.16)	0.23	0.44	—	0.67	—	19.10	(5.49)		1.26	1.26	1.26	0.97	136,636	45
12-31-12	18.01	0.17	•	3.24	3.41	—	0.49	—	0.49	—	20.93	19.33		1.26	1.26	1.26	0.84	177,486	15
Class S
06-30-17	15.02	0.05	•	3.35	3.40	—	—	—	—	—	18.42	22.64		1.51	1.51	1.51	0.55	422,261	11
12-31-16	13.45	0.07	•	1.67	1.74	0.17	—	—	0.17	—	15.02	12.95		1.50	1.50	1.50	0.47	362,865	24
12-31-15	17.26	0.13	•	(2.66)	(2.53)	0.20	1.08	—	1.28	—	13.45	(15.75	)(a)	1.51	1.51	1.51	0.81	367,861	15
12-31-14	19.00	0.20	•	0.13	0.33	0.18	1.89	—	2.07	—	17.26	0.80		1.51	1.51	1.51	1.06	499,431	23
12-31-13	20.82	0.16		(1.37)	(1.21)	0.17	0.44	—	0.61	—	19.00	(5.74)		1.51	1.51	1.51	0.73	573,548	45
12-31-12	17.95	0.13		3.23	3.36	—	0.49	—	0.49	—	20.82	19.11		1.51	1.51	1.51	0.67	650,690	15
Class S2
06-30-17	14.86	0.03	•	3.31	3.34	—	—	—	—	—	18.20	22.48		1.66	1.66	1.66	0.37	15,809	11
12-31-16	13.30	0.05	•	1.65	1.70	0.14	—	—	0.14	—	14.86	12.79		1.68	1.65	1.65	0.32	14,570	24
12-31-15	17.08	0.10	•	(2.64)	(2.54)	0.16	1.08	—	1.24	—	13.30	(15.91	)(a)	1.76	1.66	1.66	0.65	16,530	15
12-31-14	18.81	0.17	•	0.14	0.31	0.15	1.89	—	2.04	—	17.08	0.73		1.76	1.66	1.66	0.92	22,613	23
12-31-13	20.62	0.11		(1.34)	(1.23)	0.14	0.44	—	0.58	—	18.81	(5.89)		1.76	1.66	1.66	0.58	26,016	45
12-31-12	17.81	0.10		3.20	3.30	—	0.49	—	0.49	—	20.62	18.92		1.76	1.66	1.66	0.51	27,693	15
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-17	14.58	0.07	•	2.31	2.38	—	—	—	—	—	16.96	16.32		1.57	1.55	1.55	0.85	77,713	13
12-31-16	15.29	0.13	•	0.68	0.81	0.17	1.35	—	1.52	—	14.58	4.94		1.61	1.54	1.54	0.83	68,606	26
12-31-15	16.56	0.15		0.87	1.02	0.28	2.01	—	2.29	—	15.29	5.95		1.71	1.55	1.55	0.90	56,395	27
12-31-14	17.55	0.23	•	0.48	0.71	0.28	1.42	—	1.70	—	16.56	3.87		1.71	1.56	1.56	1.35	55,949	21
12-31-13	15.98	0.20	•	2.74	2.94	0.37	1.00	—	1.37	—	17.55	19.02		1.71	1.56	1.56	1.17	52,318	21
12-31-12	14.84	0.27	•	1.94	2.21	0.28	0.79	—	1.07	—	15.98	15.38		1.71	1.56	1.56	1.69	26,169	28
Class R6
06-30-17	15.35	0.12	•	2.43	2.55	—	—	—	—	—	17.90	16.61		0.97	0.95	0.95	1.44	49	13
05-03-16(5)–12-31-16	16.66	0.22	•	0.07	0.29	0.25	1.35	—	1.60	—	15.35	1.46		0.96	0.94	0.94	1.48	49	26

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Morgan Stanley Global Franchise Portfolio (continued)
Class S
06-30-17	15.36	0.10	•	2.44	2.54	—	—	—	—	—	17.90	16.54	1.22	1.20	1.20	1.18	310,888	13
12-31-16	16.02	0.20		0.70	0.90	0.21	1.35	—	1.56	—	15.36	5.30	1.21	1.19	1.19	1.20	299,965	26
12-31-15	17.23	0.21	•	0.92	1.13	0.33	2.01	—	2.34	—	16.02	6.36	1.21	1.20	1.20	1.26	319,681	27
12-31-14	18.16	0.30	•	0.50	0.80	0.31	1.42	—	1.73	—	17.23	4.25	1.21	1.21	1.21	1.71	336,350	21
12-31-13	16.44	0.29	•	2.80	3.09	0.37	1.00	—	1.37	—	18.16	19.42	1.21	1.21	1.21	1.67	385,597	21
12-31-12	15.18	0.36	•	1.97	2.33	0.28	0.79	—	1.07	—	16.44	15.79	1.21	1.21	1.21	2.24	364,277	28
Class S2
06-30-17	15.24	0.09	•	2.41	2.50	—	—	—	—	—	17.74	16.40	1.37	1.35	1.35	1.04	47,819	13
12-31-16	15.90	0.17	•	0.70	0.87	0.18	1.35	—	1.53	—	15.24	5.16	1.39	1.34	1.34	1.05	44,381	26
12-31-15	17.12	0.19	•	0.90	1.09	0.30	2.01	—	2.31	—	15.90	6.17	1.46	1.35	1.35	1.11	50,093	27
12-31-14	18.05	0.28	•	0.50	0.78	0.29	1.42	—	1.71	—	17.12	4.12	1.46	1.36	1.36	1.57	54,169	21
12-31-13	16.34	0.27	•	2.78	3.05	0.34	1.00	—	1.34	—	18.05	19.28	1.46	1.36	1.36	1.53	61,560	21
12-31-12	15.10	0.34	•	1.94	2.28	0.25	0.79	—	1.04	—	16.34	15.53	1.46	1.36	1.36	2.10	59,545	28
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-17	24.54	0.11	•	2.07	2.18	—	—	—	—	—	26.72	8.88	1.24	1.24	1.24	0.87	886,141	25
12-31-16	25.27	0.24	•	1.68	1.92	0.28	2.37	—	2.65	—	24.54	7.65	1.29	1.24	1.24	0.97	778,133	69
12-31-15	28.02	0.24	•	1.14	1.38	0.28	3.85	—	4.13	—	25.27	4.85	1.39	1.24	1.24	0.89	596,730	67
12-31-14	27.68	0.27	•	2.88	3.15	0.30	2.51	—	2.81	—	28.02	11.78	1.39	1.24	1.24	0.96	457,740	72
12-31-13	24.54	0.19	•	5.00	5.19	0.24	1.81	—	2.05	—	27.68	21.75	1.39	1.24	1.24	0.72	350,643	69
12-31-12	22.46	0.31	•	2.80	3.11	0.33	0.70	—	1.03	—	24.54	14.10	1.40	1.25	1.25	1.30	199,893	76
Class I
06-30-17	25.49	0.20	•	2.14	2.34	—	—	—	—	—	27.83	9.18	0.64	0.64	0.64	1.47	1,136,081	25
12-31-16	26.12	0.40		1.75	2.15	0.41	2.37	—	2.78	—	25.49	8.31	0.64	0.64	0.64	1.55	1,084,776	69
12-31-15	28.80	0.40		1.18	1.58	0.41	3.85	—	4.26	—	26.12	5.47	0.64	0.64	0.64	1.48	1,027,480	67
12-31-14	28.34	0.43		2.99	3.42	0.45	2.51	—	2.96	—	28.80	12.46	0.64	0.64	0.64	1.55	1,049,730	72
12-31-13	25.04	0.36	•	5.12	5.48	0.37	1.81	—	2.18	—	28.34	22.49	0.64	0.64	0.64	1.31	989,583	69
12-31-12	22.87	0.46	•	2.86	3.32	0.45	0.70	—	1.15	—	25.04	14.78	0.65	0.65	0.65	1.89	652,221	76
Class R6
06-30-17	25.49	0.20	•	2.15	2.35	—	—	—	—	—	27.84	9.22	0.64	0.64	0.64	1.54	35,910	25
05-03-16(5)–12-31-16	27.00	0.48	•	0.79	1.27	0.41	2.37	—	2.78	—	25.49	4.78	0.64	0.64	0.64	1.91	8,696	69
Class S
06-30-17	25.50	0.16	•	2.15	2.31	—	—	—	—	—	27.81	9.06	0.89	0.89	0.89	1.22	4,177,480	25
12-31-16	26.13	0.34		1.74	2.08	0.34	2.37	—	2.71	—	25.50	8.05	0.89	0.89	0.89	1.30	4,074,922	69
12-31-15	28.82	0.33		1.18	1.51	0.35	3.85	—	4.20	—	26.13	5.18	0.89	0.89	0.89	1.23	4,044,261	67
12-31-14	28.36	0.37		2.97	3.34	0.37	2.51	—	2.88	—	28.82	12.20	0.89	0.89	0.89	1.30	4,122,797	72
12-31-13	25.06	0.29	•	5.12	5.41	0.30	1.81	—	2.11	—	28.36	22.20	0.89	0.89	0.89	1.05	4,002,988	69
12-31-12	22.89	0.40	•	2.86	3.26	0.39	0.70	—	1.09	—	25.06	14.48	0.90	0.90	0.90	1.64	3,379,234	76
Class S2
06-30-17	25.33	0.14	•	2.14	2.28	—	—	—	—	—	27.61	9.00	1.04	1.04	1.04	1.07	83,232	25
12-31-16	25.98	0.31		1.71	2.02	0.30	2.37	—	2.67	—	25.33	7.86	1.07	1.04	1.04	1.15	82,812	69
12-31-15	28.67	0.30		1.16	1.46	0.30	3.85	—	4.15	—	25.98	5.06	1.14	1.04	1.04	1.08	87,130	67
12-31-14	28.23	0.33		2.95	3.28	0.33	2.51	—	2.84	—	28.67	12.02	1.14	1.04	1.04	1.15	93,998	72
12-31-13	24.96	0.24	•	5.10	5.34	0.26	1.81	—	2.07	—	28.23	21.98	1.14	1.04	1.04	0.90	92,805	69
12-31-12	22.80	0.36	•	2.86	3.22	0.36	0.70	—	1.06	—	24.96	14.34	1.15	1.05	1.05	1.49	85,723	76

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-17	13.63	0.10	•	0.64	0.74	—	—	—	—	—	14.37	5.43		1.24	1.24	1.24	1.48	50,668	10
12-31-16	13.03	0.23		2.04	2.27	0.26	1.41	—	1.67	—	13.63	18.30		1.29	1.24	1.24	1.67	50,794	26
12-31-15	16.29	0.23		(1.27)	(1.04)	0.26	1.96	—	2.22	—	13.03	(7.24)		1.39	1.24	1.24	1.52	50,413	27
12-31-14	16.60	0.24		0.93	1.17	0.26	1.22	—	1.48	—	16.29	7.13		1.39	1.24	1.24	1.42	62,848	9
12-31-13	13.02	0.17		3.63	3.80	0.21	0.01	—	0.22	—	16.60	29.22		1.39	1.24	1.24	1.22	66,056	12
12-31-12	11.34	0.20		1.70	1.90	0.22	—	—	0.22	—	13.02	16.77		1.40	1.25	1.25	1.71	45,958	14
Class I
06-30-17	13.85	0.14	•	0.65	0.79	—	—	—	—	—	14.64	5.70		0.64	0.64	0.64	2.01	94,748	10
12-31-16	13.20	0.31	•	2.09	2.40	0.34	1.41	—	1.75	—	13.85	19.07		0.64	0.64	0.64	2.32	135,151	26
12-31-15	16.47	0.32	•	(1.28)	(0.96)	0.35	1.96	—	2.31	—	13.20	(6.65)		0.64	0.64	0.64	2.09	90,800	27
12-31-14	16.76	0.35	•	0.94	1.29	0.36	1.22	—	1.58	—	16.47	7.79		0.64	0.64	0.64	2.07	194,078	9
12-31-13	13.13	0.28	•	3.65	3.93	0.29	0.01	—	0.30	—	16.76	30.01		0.64	0.64	0.64	1.83	355,229	12
12-31-12	11.43	0.29	•	1.70	1.99	0.29	—	—	0.29	—	13.13	17.44		0.65	0.65	0.65	2.30	361,913	14
Class S
06-30-17	13.87	0.13	•	0.64	0.77	—	—	—	—	—	14.64	5.55		0.89	0.89	0.89	1.82	730,706	10
12-31-16	13.22	0.28		2.08	2.36	0.30	1.41	—	1.71	—	13.87	18.77		0.89	0.89	0.89	2.01	772,218	26
12-31-15	16.49	0.28	•	(1.28)	(1.00)	0.31	1.96	—	2.27	—	13.22	(6.90)		0.89	0.89	0.89	1.86	758,358	27
12-31-14	16.79	0.30	•	0.94	1.24	0.32	1.22	—	1.54	—	16.49	7.45		0.89	0.89	0.89	1.77	1,013,552	9
12-31-13	13.15	0.24	•	3.66	3.90	0.25	0.01	—	0.26	—	16.79	29.74		0.89	0.89	0.89	1.57	1,113,360	12
12-31-12	11.44	0.26	•	1.71	1.97	0.26	—	—	0.26	—	13.15	17.22		0.90	0.90	0.90	2.05	950,612	14
Class S2
06-30-17	13.70	0.12	•	0.64	0.76	—	—	—	—	—	14.46	5.55		1.04	1.04	1.04	1.68	111,531	10
12-31-16	13.08	0.25		2.06	2.31	0.28	1.41	—	1.69	—	13.70	18.59		1.07	1.04	1.04	1.86	113,380	26
12-31-15	16.35	0.25		(1.27)	(1.02)	0.29	1.96	—	2.25	—	13.08	(7.08)		1.14	1.04	1.04	1.72	111,098	27
12-31-14	16.66	0.27		0.93	1.20	0.29	1.22	—	1.51	—	16.35	7.31		1.14	1.04	1.04	1.62	131,519	9
12-31-13	13.06	0.21	•	3.63	3.84	0.23	0.01	—	0.24	—	16.66	29.49		1.14	1.04	1.04	1.42	134,882	12
12-31-12	11.37	0.24	•	1.69	1.93	0.24	—	—	0.24	—	13.06	17.01		1.15	1.05	1.05	1.91	102,557	14
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-17	12.79	0.12	•	2.14	2.26	—	—	—	—	—	15.05	17.67		1.38	1.38	1.38	1.67	18,057	20
12-31-16	12.73	0.11		0.09	0.20	0.14	—	—	0.14	—	12.79	1.59		1.43	1.38	1.38	0.82	15,001	33
12-31-15	12.98	0.07	•	(0.24)	(0.17)	0.08	—	—	0.08	—	12.73	(1.36	)(b)	1.50	1.35	1.35	0.49	15,149	43
12-31-14	13.28	0.08		(0.26)	(0.18)	0.12	—	—	0.12	—	12.98	(1.43)		1.52	1.37	1.37	0.62	12,616	48
12-31-13	11.77	0.10	•	1.53	1.63	0.12	—	—	0.12	—	13.28	13.98		1.52	1.37	1.37	0.78	12,693	48
12-31-12	9.95	0.08	•	1.74	1.82	0.00 *	—	—	0.00 *	—	11.77	18.31		1.51	1.36	1.36	0.74	7,625	40
Class I
06-30-17	12.82	0.16	•	2.15	2.31	—	—	—	—	—	15.13	18.02		0.78	0.78	0.78	2.25	43,371	20
12-31-16	12.76	0.19		0.09	0.28	0.22	—	—	0.22	—	12.82	2.18		0.78	0.78	0.78	1.41	38,010	33
12-31-15	12.99	0.16	•	(0.24)	(0.08)	0.15	—	—	0.15	—	12.76	(0.73	)(b)	0.75	0.75	0.75	1.15	39,288	43
12-31-14	13.27	0.17		(0.27)	(0.10)	0.18	—	—	0.18	—	12.99	(0.82)		0.77	0.77	0.77	1.23	50,333	48
12-31-13	11.74	0.17	•	1.52	1.69	0.16	—	—	0.16	—	13.27	14.58		0.77	0.77	0.77	1.37	52,766	48
12-31-12	9.92	0.15	•	1.73	1.88	0.06	—	—	0.06	—	11.74	19.02		0.76	0.76	0.76	1.38	48,992	40
Class S
06-30-17	12.77	0.14	•	2.14	2.28	—	—	—	—	—	15.05	17.85		1.03	1.03	1.03	1.99	182,452	20
12-31-16	12.71	0.15	•	0.09	0.24	0.18	—	—	0.18	—	12.77	1.90		1.03	1.03	1.03	1.17	154,225	33
12-31-15	12.94	0.12		(0.23)	(0.11)	0.12	—	—	0.12	—	12.71	(0.94	)(b)	1.00	1.00	1.00	0.88	171,416	43
12-31-14	13.23	0.12	•	(0.26)	(0.14)	0.15	—	—	0.15	—	12.94	(1.11)		1.02	1.02	1.02	0.94	183,379	48
12-31-13	11.70	0.14	•	1.52	1.66	0.13	—	—	0.13	—	13.23	14.33		1.02	1.02	1.02	1.12	171,747	48
12-31-12	9.88	0.12	•	1.73	1.85	0.03	—	—	0.03	—	11.70	18.76		1.01	1.01	1.01	1.15	171,460	40

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for JPMorgan Emerging Markets Equity would have been (16.33)%, (15.82)%, (16.00)% and (16.16)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, T.Rowe Price International Stock’s total return would have been (1.44)%, (0.80)% and (1.10)% for Classes ADV, I and S, respectively.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The nine series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® FMR® Diversified Mid Cap Portfolio* (“FMR® Diversified Mid Cap”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to all of the Portfolios except Clarion Global Real Estate. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

On close of business July 14, 2017, FMR® Diversified Mid Cap merged into Voya MidCap Opportunities Portfolio, which is not included in this report.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

*	FMR is a registered service mark of FMR LLC. Used with permission.

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S.

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. For Government Liquid Assets, dividends from net investment income, if any, are declared daily and paid monthly and dividends from net capital gain distributions, at least annually. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2017, the maximum amount of loss that T. Rowe Price International Stock would incur if its counterparties failed to perform would be $38,541 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2017. There was no collateral pledged by any counterparty at June 30, 2017 to the Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2017 Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had a liability position of $249,437, $31,674,044 and $26,146, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2017, the Portfolio’s could have been required to pay this amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2017.

At June 30, 2017, Clarion Global Real Estate had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2017, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward currency contracts at June 30, 2017.

	Purchased	Sold
Clarion Global Real Estate	$51,857	$—
Invesco Growth and Income	349,408	43,498,446
T. Rowe Price International Stock	—	3,346,232

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2017, T. Rowe Price Capital Appreciation had purchased and written equity options to gain additional exposure to equity risk and to generate income. Please refer to the tables following the Portfolio of Investments for open written equity options at June 30, 2017. There were no open purchased options at June 30, 2017.

Please refer to Note 9 for the volume of purchased and written option activity during the period ended June 30, 2017 for T. Rowe Price Capital Appreciation.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2017.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Clarion Global Real Estate	$149,702,179	$164,413,184
FMR® Diversified Mid Cap	132,163,378	203,930,602
Invesco Growth and Income	44,305,127	85,822,479
JPMorgan Emerging Markets Equity	55,899,865	83,393,911
Morgan Stanley Global Franchise	53,074,044	91,543,634
T. Rowe Price Capital Appreciation	1,355,115,665	1,861,414,961
T. Rowe Price Equity Income	98,123,065	221,175,244
T. Rowe Price International Stock	46,055,597	44,009,086

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million;
0.875% on the next $250 million;
0.80% on the amount in excess of $500 million
T. Rowe Price International Stock	0.64% on the first $4 billion;
0.63% on the amount in excess of $4 billion

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(1)	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million
FMR® Diversified Mid Cap	0.65% on the first $800 million;
0.60% on the next $700 million;
0.58% on the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income,	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income(2)	0.60% on the amount in excess of $3.5 billion

(1)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(2)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to each respective Portfolio.

The Investment Adviser has contractually agreed to waive a portion of the management fee for Clarion Global Real Estate(3), Morgan Stanley Global Franchise and T. Rowe Price Equity Income(4). For Clarion Global Real Estate and Morgan Stanley Global Franchise, the waivers were effective in connection with a sub-advisory fee reduction that occurred on May 1, 2009 and July 1, 2015, respectively. The waivers are calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended June 30, 2017, Voya Investments waived $19,967 for Clarion Global Real Estate. For the period ended April 30, 2017, Directed Services LLC waived $33,128 and from May 1, 2017 to June 30, 2017, Voya Investments waived $16,712 for Morgan Stanley Global Franchise. Termination or modification of these obligations requires approval by the Board.

The Trust and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMR® Diversified Mid Cap	Fidelity Management & Research Company
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

(3)	The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(4)	The waiver for T. Rowe Price Equity Income is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolios. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2017, the Distributor waived $313 and $79,530 for Class S and Class S2 of the Portfolio, respectively, of distribution and shareholder servicing fees. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

As of June 30, 2017, the amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2018	2019	2020	Total
Government Liquid Assets	$834,008	$297,510	$—	$1,131,518

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the period ended June 30, 2017, FMR® Diversified Mid Cap incurred $191,900 of proxy and solicitation costs associated with obtaining shareholder approval relating to its merger with and into Voya MidCap Opportunities Portfolio, which is not included in this report. Directed Services LLC reimbursed $127,950 and Voya Investments reimbursed $63,950 of these costs.

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price International Stock	12.61%
Security Life of Denver Insurance Company	JPMorgan Emerging Markets Equity	6.38
Voya Institutional Trust Company	Government Liquid Assets	43.67
	Clarion Global Real Estate	9.94
	FMR® Diversified Mid Cap	10.33
	JPMorgan Emerging Markets Equity	7.86
	Morgan Stanley Global Franchise	18.66
	T. Rowe Price Capital Appreciation	21.06
	T. Rowe Price Equity Income	15.20
	T. Rowe Price International Stock	7.64
Voya Insurance and Annuity Company	Government Liquid Assets	46.42
	Clarion Global Real Estate	24.22
	FMR® Diversified Mid Cap	60.86
	Invesco Growth and Income	73.10
	JPMorgan Emerging Markets Equity	65.71
	Morgan Stanley Global Franchise	80.08
	T. Rowe Price Capital Appreciation	43.30
	T. Rowe Price Equity Income	56.34
	T. Rowe Price International Stock	65.38
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	29.13
	FMR® Diversified Mid Cap	23.93
	Invesco Growth and Income	15.38
	JPMorgan Emerging Markets Equity	13.59
	T. Rowe Price Capital Appreciation	27.74
	T. Rowe Price Equity Income	21.98
	T. Rowe Price International Stock	7.22

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2018	2019	2020	Total
Clarion Global Real Estate	$274,210	$214,624	$191,234	$680,068

The Expense Limitation Agreements are contractual through May 1, 2018, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2017:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
FMR® Diversified Mid Cap	8	$1,684,875	1.70%
Invesco Growth and Income	3	1,169,000	1.91
JPMorgan Emerging Markets Equity	31	2,123,484	1.85
T. Rowe Price Capital Appreciation	2	2,794,000	1.87

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on securities for T. Rowe Price Capital Appreciation during the period ended June 30, 2017 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2016	3,791	$1,021,320
Options Terminated in Closing Sell Transactions	(3,791)	(1,021,320)
Balance at 06/30/2017	—	$—

Transactions in written options on securities for T. Rowe Price Capital Appreciation during the period ended June 30, 2017 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2016	97,259	$28,328,492
Options Written	32,470	11,916,371
Options Terminated in Closing Purchase Transactions	(7,084)	(2,958,244)
Options Expired	(87,232)	(20,104,178)
Balance at 06/30/2017	35,413	$17,182,441

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2017	6,526,875	—	137,144	(21,069,783)	(14,405,764)	6,526,875	—	137,144	(21,069,783)	(14,405,764)
12/31/2016	31,152,166	—	163,170	(46,723,018)	(15,407,682)	31,152,166	—	163,171	(46,723,018)	(15,407,681)
Class S
6/30/2017	31,908,549	—	490,797	(100,609,649)	(68,210,303)	31,908,549	—	490,798	(100,609,649)	(68,210,302)
12/31/2016	167,915,285	—	474,800	(232,710,222)	(64,320,137)	167,915,285	—	474,800	(232,710,222)	(64,320,137)
Class S2
6/30/2017	26,574,087	—	219,986	(61,595,566)	(34,801,493)	26,574,087	—	219,986	(61,595,566)	(34,801,493)
12/31/2016	146,154,617	—	376,560	(78,128,370)	68,402,807	146,154,617	—	376,560	(78,128,371)	68,402,806

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Clarion Global Real Estate
Class ADV
6/30/2017	136,175	—	—	(395,095)	(258,920)	1,569,660	—	—	(4,639,199)	(3,069,539)
12/31/2016	216,233	—	17,580	(355,360)	(121,547)	2,556,347	—	214,516	(4,132,833)	(1,361,970)
Class I
6/30/2017	812,266	—	—	(1,654,143)	(841,877)	9,727,207	—	—	(19,780,575)	(10,053,368)
12/31/2016	4,348,615	—	195,482	(2,985,010)	1,559,087	52,183,960	—	2,458,630	(36,035,916)	18,606,674
Class S
6/30/2017	337,685	—	—	(1,191,928)	(854,243)	3,979,248	—	—	(14,145,306)	(10,166,058)
12/31/2016	440,931	—	117,398	(2,043,551)	(1,485,222)	5,382,774	—	1,467,918	(24,355,359)	(17,504,667)
Class S2
6/30/2017	2,410	—	—	(8,068)	(5,658)	28,514	—	—	(95,867)	(67,353)
12/31/2016	8,556	—	878	(28,260)	(18,826)	100,931	—	11,036	(334,600)	(222,633)
FMR® Diversified Mid Cap
Class ADV
6/30/2017	57,980	—	—	(404,873)	(346,893)	907,680	—	—	(6,369,454)	(5,461,774)
12/31/2016	125,843	—	225,850	(2,096,526)	(1,744,833)	1,805,853	—	3,180,314	(30,220,282)	(25,234,115)
Class I
6/30/2017	165,151	—	—	(388,683)	(223,532)	2,687,005	—	—	(6,352,900)	(3,665,895)
12/31/2016	421,326	—	596,919	(1,628,630)	(610,385)	6,354,643	—	8,830,079	(24,416,837)	(9,232,115)
Class S
6/30/2017	490,601	—	—	(4,042,461)	(3,551,860)	7,829,776	—	—	(65,386,375)	(57,556,599)
12/31/2016	244,370	—	4,100,560	(8,693,111)	(4,348,181)	3,644,763	—	59,836,273	(128,663,158)	(65,182,122)
Class S2
6/30/2017	41,101	—	—	(411,373)	(370,272)	656,915	—	—	(6,575,024)	(5,918,109)
12/31/2016	85,337	—	378,958	(736,288)	(271,993)	1,257,204	—	5,460,800	(10,804,640)	(4,086,636)
Invesco Growth and Income
Class ADV
6/30/2017	103,144	—	—	(67,387)	35,757	2,803,003	—	—	(1,830,920)	972,083
12/31/2016	125,822	12,334	84,672	(131,043)	91,785	3,214,984	292,912	1,968,611	(3,225,018)	2,251,489
Class I
6/30/2017	104,578	—	—	(75,307)	29,271	2,862,411	—	—	(2,068,668)	793,743
12/31/2016	157,591	—	132,850	(136,152)	154,289	3,920,387	—	3,106,024	(3,377,947)	3,648,464
Class S
6/30/2017	579,374	—	—	(2,465,902)	(1,886,528)	15,894,427	—	—	(68,110,983)	(52,216,556)
12/31/2016	1,446,516	385,775	2,413,179	(2,899,698)	1,345,772	37,160,865	9,287,265	56,854,496	(72,146,302)	31,156,324
Class S2
6/30/2017	11,259	—	—	(158,387)	(147,128)	307,190	—	—	(4,330,531)	(4,023,341)
12/31/2016	31,290	—	211,443	(306,692)	(63,959)	767,707	—	4,945,654	(7,713,668)	(2,000,307)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2017	331,104	—	—	(202,625)	128,479	5,452,177	—	—	(3,334,286)	2,117,891
12/31/2016	306,604	—	21,058	(477,679)	(150,017)	4,412,122	—	306,390	(6,767,395)	(2,048,883)
Class I
6/30/2017	462,251	—	—	(932,326)	(470,075)	7,936,094	—	—	(16,116,557)	(8,180,463)
12/31/2016	795,641	—	61,014	(974,183)	(117,528)	11,807,335	—	926,803	(14,586,056)	(1,851,918)
Class S
6/30/2017	1,112,741	—	—	(2,334,994)	(1,222,253)	19,221,764	—	—	(39,297,110)	(20,075,346)
12/31/2016	1,455,712	—	297,486	(4,949,817)	(3,196,619)	21,110,094	—	4,500,957	(71,843,125)	(46,232,074)
Class S2
6/30/2017	16,261	—	—	(128,126)	(111,865)	267,723	—	—	(2,117,611)	(1,849,888)
12/31/2016	37,457	—	10,383	(310,326)	(262,486)	532,624	—	155,443	(4,458,019)	(3,769,952)
Morgan Stanley Global Franchise
Class ADV
6/30/2017	261,976	—	—	(385,723)	(123,747)	4,137,783	—	—	(6,111,054)	(1,973,271)
12/31/2016	840,372	—	410,688	(233,670)	1,017,390	12,885,015	—	6,176,740	(3,484,785)	15,576,970
Class R6
6/30/2017	111	—	—	(563)	(452)	1,866	—	—	(9,274)	(7,408)
5/3/2016(1)– 12/31/2016	3,199	—	18	(3)	3,214	47,299	—	285	(45)	47,539
Class S
6/30/2017	184,655	—	—	(2,346,055)	(2,161,400)	3,270,367	—	—	(39,124,195)	(35,853,828)
12/31/2016	1,113,768	—	1,890,557	(3,430,414)	(426,089)	17,854,426	—	29,889,704	(53,616,893)	(5,872,763)

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise (continued)
Class S2
6/30/2017	42,213	—	—	(259,952)	(217,739)	695,793	—	—	(4,318,563)	(3,622,770)
12/31/2016	32,826	—	288,742	(559,415)	(237,847)	516,323	—	4,533,244	(8,656,872)	(3,607,305)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2017	2,064,938	—	—	(610,080)	1,454,858	53,319,574	—	—	(15,914,250)	37,405,324
12/31/2016	6,390,418	—	2,894,771	(1,188,411)	8,096,778	160,879,400	—	71,214,247	(29,720,194)	202,373,453
Class I
6/30/2017	3,577,492	—	—	(5,323,157)	(1,745,665)	96,432,281	—	—	(140,080,333)	(43,648,052)
12/31/2016	5,882,117	—	4,482,386	(7,137,200)	3,227,303	154,795,188	—	114,725,136	(184,542,088)	84,978,236
Class R6
6/30/2017	1,133,751	—	—	(185,172)	948,579	30,564,283	—	—	(4,852,874)	25,711,409
5/3/2016(1)– 12/31/2016	345,021	—	4,420	(8,362)	341,079	8,842,143	—	113,031	(212,244)	8,742,930
Class S
6/30/2017	2,348,005	—	—	(11,956,376)	(9,608,371)	62,877,879	—	—	(321,213,840)	(258,335,961)
12/31/2016	4,510,738	—	16,092,461	(15,538,369)	5,064,830	117,889,049	—	411,627,044	(402,015,229)	127,500,864
Class S2
6/30/2017	79,889	—	—	(334,461)	(254,572)	2,120,752	—	—	(8,882,442)	(6,761,690)
12/31/2016	288,667	—	332,917	(706,132)	(84,548)	7,572,033	—	8,453,080	(18,242,225)	(2,217,112)
T. Rowe Price Equity Income
Class ADV
6/30/2017	175,223	—	—	(375,053)	(199,830)	2,450,996	—	—	(5,252,085)	(2,801,089)
12/31/2016	439,527	—	452,252	(1,034,886)	(143,107)	5,809,508	—	5,847,022	(13,544,112)	(1,887,582)
Class I
6/30/2017	455,316	—	—	(3,742,743)	(3,287,427)	6,424,653	—	—	(53,657,879)	(47,233,226)
12/31/2016	4,327,739	—	1,228,991	(2,674,436)	2,882,294	59,742,561	—	16,218,202	(35,992,041)	39,968,722
Class S
6/30/2017	1,197,321	—	—	(6,978,426)	(5,781,105)	16,907,722	—	—	(99,603,143)	(82,695,421)
12/31/2016	2,793,768	—	7,088,265	(11,555,727)	(1,673,694)	38,214,862	—	93,436,445	(154,598,822)	(22,947,515)
Class S2
6/30/2017	84,707	—	—	(644,642)	(559,935)	1,195,308	—	—	(9,095,356)	(7,900,048)
12/31/2016	238,450	—	1,022,751	(1,477,507)	(216,306)	3,192,017	—	13,314,058	(19,546,051)	(3,039,976)
T. Rowe Price International Stock
Class ADV
6/30/2017	122,470	—	—	(95,540)	26,930	1,721,264	—	—	(1,361,852)	359,412
12/31/2016	163,442	—	13,035	(193,218)	(16,741)	2,058,188	—	167,245	(2,464,400)	(238,967)
Class I
6/30/2017	68,376	—	—	(166,716)	(98,340)	990,657	—	—	(2,368,895)	(1,378,238)
12/31/2016	152,394	—	50,896	(316,899)	(113,609)	1,935,278	—	652,991	(4,041,711)	(1,453,442)
Class S
6/30/2017	1,233,629	—	—	(1,189,753)	43,876	17,535,192	—	—	(16,533,779)	1,001,413
12/31/2016	807,003	—	183,027	(2,400,914)	(1,410,884)	10,244,143	—	2,340,920	(30,354,268)	(17,769,205)

(1)	Commencement of operations

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S.

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$422,742	$(422,742)	$—
Goldman Sachs & Co.	2,302,863	(2,302,863)	—
Total	$2,725,605	$(2,725,605)	$—

(1)	Collateral with a fair value of $2,863,504 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FMR® Diversified Mid Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$1,111,822	$(1,111,822)	$—
Nomura Securities International, Inc.	2,682,652	(2,682,652)	—
Scotia Capital (USA) INC	165,589	(165,589)	—
UBS Securities LLC.	949,025	(949,025)	—
Total	$4,909,088	$(4,909,088)	$—

(1)	Collateral with a fair value of $5,029,037 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$8,114,449	$(8,114,449)	$—
Nomura Securities International, Inc.	188,269	(188,269)	—
Total	$8,302,718	$(8,302,718)	$—

(1)	Collateral with a fair value of $8,560,646 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Morgan Stanley Global Franchise Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$13,380,314	$(13,380,314)	$—
Total	$13,380,314	$(13,380,314)	$—

(1)	Collateral with a fair value of $14,056,412 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$21,763	$(21,763)	$—
Citigroup Global Markets Inc.	4,527,228	(4,527,228)	—
Credit Suisse Securities (USA) LLC	3,726,310	(3,726,310)	—
Goldman Sachs & Co.	260,352	(260,352)	—
Industrial And Commercial Bank Of China	118,674	(118,674)	—
J.P. Morgan Securities LLC	2,523	(2,523)	—
Jefferies LLC	70,272	(70,272)	—
Mizuho Securities USA LLC.	303,800	(303,800)	—
RBC Capital Markets, LLC	3,125,473	(3,125,473)	—
SG Americas Securities, LLC	1,276,608	(1,276,608)	—
UBS Securities LLC.	250,818	(250,818)	—
Wells Fargo Securities LLC	25,345	(25,345)	—
Total	$13,709,166	$(13,709,166)	$—

(1)	Collateral with a fair value of $14,049,077 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity and Income Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$4,158,283	$(4,158,283)	$—
RBC Dominion Securities Inc	5,761,236	(5,761,236)	—
Total	$9,919,519	$(9,919,519)	$—

(1)	Collateral with a fair value of $10,149,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	$369,096	$(369,096)	$—
Nomura Securities International, Inc.	124	(124)	—
Scotia Capital (USA) INC	675,013	(675,013)	—
Total	$1,044,233	$(1,044,233)	$—

(1)	Collateral with a fair value of $1,071,845 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2017, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Depreciation at 6/30/17*
EagleClaw Midstream	$7,175,000	$(34,275)
	$7,175,000	$(34,275)

*	Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$847,928	$1,009,709	$4,822
Clarion Global Real Estate	—	4,152,100	—
FMR® Diversified Mid Cap	—	10,531,825	66,775,641
Invesco Growth and Income	—	11,596,382	55,278,403
JPMorgan Emerging Markets Equity	—	5,889,593	—
Morgan Stanley Global Franchise	—	5,363,395	35,236,578
T. Rowe Price Capital Appreciation	—	238,115,830	368,016,708
T. Rowe Price Equity Income	—	22,857,720	105,958,007
T. Rowe Price International Stock	—	3,161,156	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Government Liquid Assets	$5,340	$—	$—	$—	—	—
Clarion Global Real Estate	11,476,157	—	52,336,055	(138,763,608)	Short-term	2017
				(9,567,152)	Short-term	2018
				$(148,330,760)
FMR® Diversified Mid Cap	—	38,779,757	86,873,242	—	—	—
Invesco Growth and Income	11,396,859	30,385,211	136,663,564	(205,973)	Short-term	2017
				(2,329,128)	Long-term	None
				$(2,535,101)*
JPMorgan Emerging Markets Equity	2,601,160	—	38,729,039	(1,618,381)	Short-term	None
				(35,691,597)	Long-term	None
				$(37,309,978)
Morgan Stanley Global Franchise	5,408,328	25,513,928	61,013,820	—	—	—
T. Rowe Price Capital Appreciation	24,580,209	292,624,472	449,205,219	—	—	—
T. Rowe Price Equity Income	3,963,622	74,336,353	235,780,766	(620,380)	Short-term	2017
				(162,382)	Short-term	2018
				$(782,762)*
T. Rowe Price International Stock	2,695,421	—	2,540,216	(82,466,488)	Short-term	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 14 — LITIGATION

On September 24, 2012, T. Rowe Price Equity Income (the “Subject Fund”), was officially served and included as a shareholder defendant (“Shareholder Defendant”) in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “Fitzsimons Action” and/or the “Actual Fraudulent Action”). The Fitzsimons Action is part of the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In the Fitzsimons Action, the plaintiff alleges that the Tribune Company acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of the company through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the plaintiff must prove that the Tribune Company — not the Subject Fund — acted with actual fraudulent intent when it redeemed its shares. With regard to the Subject Fund, the plaintiff need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering their shares is not a defense to the plaintiff’s actual fraud claim.

In addition to the Fitzsimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the Fitzsimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered the Tribune Company insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 14 — LITIGATION (continued)

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases be transferred to the Southern District of New York (the “New York Court”).

On November 6, 2012, the defendants submitted a threshold motion to dismiss the State Law Constructive Fraudulent Transfer Cases, which was granted on September 23, 2013, meaning that the State Law Constructive Fraudulent Transfer Cases cannot go forward unless successfully appealed. Before the State Law Constructive Fraudulent Transfer Cases were dismissed, the threshold for defendants in the case was set at $100,000. On December 20, 2013, the plaintiffs in the State Law Constructive Fraudulent Transfer Cases filed their appeal of the motion to dismiss with the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. In reaching its determination, the Second Circuit held that section 546(e) of the Bankruptcy Code barred the creditor state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit. On July 22, 2016, the Second Circuit denied the plaintiffs’ motion and the plaintiffs filed a petition for a writ of certiorari in the Supreme Court on September 9, 2016. The defendants filed their opposition to the petition on October 24, 2016 to which the plaintiffs filed a reply on November 4, 2016. As of July 11, 2017, the Supreme Court has postponed consideration of the plaintiffs’ certiorari petition. A date has not yet been scheduled.

Procedural History of the Fitzsimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the Fitzsimons Action was transferred to the New York Court for pre-trial purposes. On November 20, 2013, the judge entered an order stating the Fitzsimons Action; would remain with the New York Court. On May 23, 2014, a Motion to Dismiss the Fitzsimons Action, as it applies to the Subject Fund, was filed. On July 3, 2014, a reply to the Motion in Opposition was filed. In late September 2015, the plaintiffs wrote to the judge asking him to lift the current stay on discovery so that they could take written discovery from certain defendants (not the shareholders). On October 15, 2015, the judge denied the plaintiffs’ request on the grounds that he “intends to issue opinions resolving several of the pending motions to dismiss shortly.” On January 6, 2017, the Motion to Dismiss was granted and the Subject Fund is no longer a defendant in the Fitzsimons Action. The plaintiffs may appeal to the Second Circuit Court of Appeals.

Potential Exposure

For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the Fitzsimons Action or State Law Constructive Fraudulent Transfer Cases, and the decision is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400).

The Subject Fund believes the claims raised in the actions are without merit and intends to vigorously defend against them.

NOTE 15 — REORGANIZATIONS

On August 26, 2016, Invesco Growth and Income (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® Fidelity® VIP Equity-Income Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on August 9, 2016.. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2016, are as follows:

Net investment income	$8,031,321
Net realized and unrealized gain on investments	$88,966,885
Net increase in net assets resulting from operations	$96,998,206

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 26, 2016. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$9,580	$516,268	$$12,511	$—	0.4948

The net assets of the Acquiring Portfolio after the acquisition were $525,848,168.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2017, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$0.0006	$—	$—	August 1, 2017	Daily
Class S	$0.0004	$—	$—	August 1, 2017	Daily
Class S2	$0.0003	$—	$—	August 1, 2017	Daily
Clarion Global Real Estate
Class ADV	$0.3697	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.4518	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.4169	$—	$—	July 17, 2017	July 13, 2017
Class S2	$0.3963	$—	$—	July 17, 2017	July 13, 2017
FMR® Diversified Mid Cap
Class ADV	$0.0244	$0.2236	$3.3301	July 14, 2017	July 12, 2017
Class I	$0.0798	$0.2236	$3.3301	July 14, 2017	July 12, 2017
Class S	$0.0571	$0.2236	$3.3301	July 14, 2017	July 12, 2017
Class S2	$0.0442	$0.2236	$3.3301	July 14, 2017	July 12, 2017
Invesco Growth and Income
Class ADV	$0.5125	$—	$1.5158	July 17, 2017	July 13, 2017
Class I	$0.6371	$—	$1.5158	July 17, 2017	July 13, 2017
Class S	$0.5719	$—	$1.5158	July 17, 2017	July 13, 2017
Class S2	$0.5212	$—	$1.5158	July 17, 2017	July 13, 2017
JPMorgan Emerging Markets Equity
Class ADV	$0.0451	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.1260	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.0850	$—	$—	July 17, 2017	July 13, 2017
Class S2	$0.0519	$—	$—	July 17, 2017	July 13, 2017
Morgan Stanley Global Franchise
Class ADV	$0.1673	$0.0255	$1.0382	July 17, 2017	July 13, 2017
Class R6	$0.2506	$0.0255	$1.0382	July 17, 2017	July 13, 2017
Class S	$0.2046	$0.0255	$1.0382	July 17, 2017	July 13, 2017
Class S2	$0.1775	$0.0255	$1.0382	July 17, 2017	July 13, 2017
T. Rowe Price Capital Appreciation
Class ADV	$0.0772	$0.0301	$1.2765	July 17, 2017	July 13, 2017
Class I	$0.0772	$0.0301	$1.2765	July 17, 2017	July 13, 2017
Class R6	$0.0772	$0.0301	$1.2765	July 17, 2017	July 13, 2017
Class S	$0.0772	$0.0301	$1.2765	July 17, 2017	July 13, 2017
Class S2	$0.0772	$0.0301	$1.2765	July 17, 2017	July 13, 2017
T. Rowe Price Equity Income
Class ADV	$0.0589	$—	$1.1040	July 17, 2017	July 13, 2017
Class I	$0.0589	$—	$1.1040	July 17, 2017	July 13, 2017
Class S	$0.0589	$—	$1.1040	July 17, 2017	July 13, 2017
Class S2	$0.0589	$—	$1.1040	July 17, 2017	July 13, 2017
T. Rowe Price International Stock
Class ADV	$0.1294	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.2031	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.1682	$—	$—	July 17, 2017	July 13, 2017

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

Reorganization: On November 17, 2016, the Board approved a proposal to reorganize FMR® Diversified Mid Cap (the “Disappearing Portfolio”), with and into Voya MidCap Opportunities Portfolio, which is not included in this report, (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Disappearing Portfolio at a shareholder meeting held on June 22, 2017. The Reorganization took place on close of business July 14, 2017.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

44

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

U.S. Government Agency Debt	33.5%
U.S. Treasury Debt	25.3%
U.S. Treasury Repurchase Agreement	16.6%
Investment Companies	8.1%
Assets in Excess of Other Liabilities	16.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 33.5%
750,000		Federal Farm Credit Banks, 0.480%, 10/17/17	$749,868	0.1
5,750,000		Federal Farm Credit Banks, 0.490%, 10/25/17	5,750,000	0.7
9,500,000		Federal Farm Credit Banks, 0.570%, 09/14/17	9,500,000	1.1
2,600,000		Federal Farm Credit Banks, 0.680%, 12/08/17	2,600,644	0.3
2,000,000		Federal Farm Credit Banks, 0.790%, 09/18/17	2,000,000	0.2
900,000		Federal Farm Credit Banks, 0.800%, 08/29/17	900,158	0.1
500,000		Federal Farm Credit Banks, 0.960%, 09/21/17	504,532	0.1
7,800,000		Federal Farm Credit Banks, 1.030%, 02/20/18	7,805,531	0.9
1,250,000		Federal Farm Credit Banks, 1.000%, 07/03/17	1,249,996	0.1
550,000		Federal Farm Credit Banks, 1.140%, 10/13/17	550,251	0.1
2,750,000		Federal Farm Credit Banks, 1.180%, 08/01/17	2,750,721	0.3
650,000		Federal Farm Credit Banks, 1.240%, 03/22/18	650,713	0.1
1,950,000		Federal Farm Credit Banks, 1.280%, 04/13/18	1,944,768	0.2
2,250,000		Federal Farm Credit Discount Notes, 1.180%, 03/07/18	2,232,103	0.3
980,000	Z	Federal Farm Credit Discount Notes, 03/16/18	971,502	0.1
90,200,000		Federal Home Loan Bank Discount Notes, 0.090%, 08/23/17	90,057,329	10.5
11,500,000		Federal Home Loan Bank Discount Notes, 0.680%, 08/11/17	11,489,509	1.3
700,000		Federal Home Loan Bank Discount Notes, 0.850%, 07/03/17	699,968	0.1
2,500,000		Federal Home Loan Bank Discount Notes, 1.060%, 09/22/17	2,494,006	0.3
3,250,000		Federal Home Loan Bank Discount Notes, 1.000%, 08/18/17	3,245,753	0.4

U.S. GOVERNMENT AGENCY DEBT: (continued)
15,250,000		Federal Home Loan Bank Discount Notes, 1.080%, 09/28/17	$15,210,037	1.8
1,200,000	Z	Federal Home Loan Bank Discount Notes, 07/26/17	1,199,158	0.1
6,000,000		Federal Home Loan Banks, 0.460%, 08/01/17	5,999,865	0.7
6,500,000		Federal Home Loan Banks, 0.570%, 07/12/17	6,499,990	0.8
16,500,000		Federal Home Loan Banks, 0.660%, 08/16/17	16,500,000	1.9
16,000,000		Federal Home Loan Banks, 0.700%, 08/17/17	16,000,000	1.9
3,300,000		Federal Home Loan Banks, 0.800%, 11/15/17	3,302,603	0.4
850,000		Federal Home Loan Banks, 0.880%, 02/01/18	849,790	0.1
600,000		Federal Home Loan Banks, 0.930%, 02/08/18	599,873	0.1
1,700,000		Federal Home Loan Banks, 1.070%, 10/05/17	1,698,480	0.2
900,000		Federal Home Loan Banks, 1.130%, 11/02/17	900,696	0.1
950,000		Federal Home Loan Banks, 1.160%, 12/07/17	950,870	0.1
900,000		Federal Home Loan Banks, 1.220%, 03/08/18	901,222	0.1
550,000		Federal Home Loan Banks, 1.260%, 02/28/18	550,601	0.1
2,750,000		Federal Home Loan Mortgage Corp., 0.670%, 07/21/17	2,750,169	0.3
9,100,000		Federal Home Loan Mortgage Corp., 0.800%, 09/27/17	9,104,289	1.1
8,750,000		Federal Home Loan Mortgage Corp., 0.850%, 08/25/17	8,749,366	1.0
2,850,000		Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	2,850,087	0.3
400,000		Federal Home Loan Mortgage Corp., 0.910%, 11/24/17	399,900	0.0
3,080,000		Federal Home Loan Mortgage Corp., 0.920%, 11/13/17	3,081,092	0.4
13,750,000		Federal Home Loan Mortgage Corp., 0.980%, 11/16/17	13,750,000	1.6
1,500,000		Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	1,500,108	0.2
2,500,000		Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	2,499,008	0.3
650,000		Federal Home Loan Mortgage Corp., 1.030%, 09/29/17	649,948	0.1
3,300,000		Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	3,300,315	0.4
3,000,000		Federal Home Loan Mortgage Corp., 1.040%, 05/18/18	3,000,000	0.3

See Accompanying Notes to Financial Statements

45

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: (continued)
9,555,000	Federal National Mortgage Association, 0.468%, 07/20/17	$9,555,229	1.1
4,300,000	Federal National Mortgage Association, 0.640%, 10/05/17	4,301,235	0.5
1,300,000	Federal National Mortgage Association, 1.230%, 03/21/18	1,302,193	0.2

	Total U.S. Government Agency Debt (Cost $286,103,476)	286,103,476	33.5

U.S. TREASURY DEBT: 25.3%
133,500,000	United States Treasury Bill, 1.020%, 09/28/17	133,163,411	15.6
77,350,000	United States Treasury Bill, 1.050%, 10/05/17	77,149,640	9.0
5,500,000	United States Treasury Note/Bond, 1.190%, 04/30/18	5,510,494	0.7
	Total U.S. Treasury Debt (Cost $215,823,545)	215,823,545	25.3

U.S. TREASURY REPURCHASE AGREEMENT: 16.6%
141,995,000	Deutsche Bank Repurchase Agreement dated 6/30/2017, 1.150%, due 7/3/2017, $142,008,608 to be received upon repurchase (Collateralized by $145,211,400, Note, 0.750%, Market Value plus accrued interest $144,834,974 due 7/31/2018), 1.150%, 07/03/17	141,995,000	16.6
	Total U.S. Treasury Repurchase Agreement (Cost $141,995,000)	141,995,000	16.6

Shares		Value	Percentage of Net Assets

INVESTMENT COMPANIES: 8.1%
35,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%, 07/03/17	$35,000,000	4.1
34,000,000	Morgan Stanley Institutional Liquidity Funds — Government Portfolio, 0.840%, 07/03/17	34,000,000	4.0

	Total Investment Companies (Cost $69,000,000)	69,000,000	8.1

	Total Investments in Securities (Cost $712,922,021)	$712,922,021	83.5
	Assets in Excess of Other Liabilities	140,554,131	16.5
	Net Assets	$853,476,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.
Cost for federal income tax purposes is $712,925,780.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(3,759)
Net Unrealized Depreciation	$(3,759)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$215,823,545	$—	$215,823,545
U.S. Treasury Repurchase Agreement	—	141,995,000	—	141,995,000
Investment Companies	69,000,000	—	—	69,000,000
U.S. Government Agency Debt	—	286,103,476	—	286,103,476
Total Investments, at fair value	$69,000,000	$643,922,021	$—	$712,922,021

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

46

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2017:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$141,995,000	$(141,995,000)	$—
Totals	$141,995,000	$(141,995,000)	$—

(1)	Collateral with a fair value of $145,211,400 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

47

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

United States	52.4%
Japan	11.1%
Hong Kong	8.8%
United Kingdom	5.4%
Australia	5.2%
Germany	4.8%
France	4.4%
Singapore	2.2%
Canada	1.8%
Sweden	1.0%
Countries between 0.5%–0.7%ˆ	1.8%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 3 countries, which each represents 0.5%–0.7% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Australia: 5.2%
667,063		Dexus	$4,856,602	1.5
520,653		Goodman Group	3,146,709	1.0
774,722		GPT Group	2,849,441	0.9
1,644,056		Scentre Group	5,111,518	1.6
518,945		Other Securities	848,599	0.2
			16,812,869	5.2

		Austria: 0.6%
62,751		Other Securities	1,802,889	0.6

		Canada: 1.8%
250,900		Other Securities(a)	5,883,284	1.8

		France: 4.4%
21,192	@	Gecina S.A.	3,326,268	1.0
140,999		Klepierre	5,778,965	1.8
19,952		Unibail-Rodamco SE	5,027,454	1.6
			14,132,687	4.4

		Germany: 4.8%
45,181	#	ADO Properties SA	1,911,648	0.6
77,662		Deutsche Wohnen AG	2,975,813	0.9
44,488		LEG Immobilien AG	4,187,617	1.3
162,659		Vonovia SE	6,471,593	2.0
			15,546,671	4.8

		Hong Kong: 8.8%
952,500		Cheung Kong Property Holdings Ltd.	7,453,581	2.3

COMMON STOCK: (continued)
		Hong Kong: (continued)
1,908,500		Hang Lung Properties Ltd.	$4,769,622	1.5
506,300		Hongkong Land Holdings Ltd. — HKHGF	3,725,975	1.1
829,500		Link REIT	6,310,040	1.9
862,200		Swire Properties Ltd.	2,842,171	0.9
416,200		Wharf Holdings Ltd.	3,443,924	1.1
			28,545,313	8.8

		Japan: 11.1%
449,082		Mitsui Fudosan Co., Ltd.	10,759,335	3.3
2,352		Nippon Prologis REIT, Inc.	5,006,303	1.6
2,253		Orix JREIT, Inc.	3,324,336	1.0
290,200	L	Hulic Co. Ltd.	2,971,883	0.9
303,415		Other Securities	13,778,824	4.3
			35,840,681	11.1

		Netherlands: 0.5%
42,690		Other Securities	1,705,815	0.5

		Singapore: 2.2%
1,218,200		CapitaLand Ltd.	3,095,470	0.9
1,943,313		Other Securities	4,077,832	1.3
			7,173,302	2.2

		Spain: 0.7%
220,261		Other Securities	2,390,867	0.7

		Sweden: 1.0%
189,768		Other Securities	3,207,188	1.0

		United Kingdom: 5.4%
383,724		Hammerson PLC	2,870,999	0.9
510,229		Land Securities Group PLC	6,736,413	2.1
514,107		Segro PLC	3,276,815	1.0
1,022,602		Other Securities	4,633,253	1.4
			17,517,480	5.4

		United States: 52.4%
51,900		Alexandria Real Estate Equities, Inc.	6,252,393	1.9
45,025		AvalonBay Communities, Inc.	8,652,454	2.7
21,900		Boston Properties, Inc.	2,694,138	0.8
90,600		Colony Starwood Homes	3,108,486	1.0
118,330		CubeSmart	2,844,653	0.9
74,625		DCT Industrial Trust, Inc.	3,987,960	1.2
8,100		Equinix, Inc.	3,476,196	1.1
63,400		Equity Residential	4,173,622	1.3
75,725		Extra Space Storage, Inc.	5,906,550	1.8
134,500		Gaming and Leisure Properties, Inc.	5,066,615	1.6
375,782		GGP, Inc.	8,853,424	2.7
177,300		HCP, Inc.	5,666,508	1.7
123,491		Healthcare Trust of America, Inc.	3,841,805	1.2
252,021		Host Hotels & Resorts, Inc.	4,604,424	1.4

See Accompanying Notes to Financial Statements

48

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
45,000	Kilroy Realty Corp.	$3,381,750	1.0
218,000	Kimco Realty Corp.	4,000,300	1.2
43,600	Mid-America Apartment Communities, Inc.	4,594,568	1.4
192,497	ProLogis, Inc.	11,288,024	3.5
85,700	Regency Centers Corp.	5,368,248	1.7
96,071	Simon Property Group, Inc.	15,540,445	4.8
55,400	SL Green Realty Corp.	5,861,320	1.8
57,700	Sun Communities, Inc.	5,059,713	1.6
142,175	UDR, Inc.	5,540,560	1.7
641,900	VEREIT, Inc.	5,225,066	1.6
74,631	Vornado Realty Trust	7,007,851	2.2
116,800	Welltower, Inc.	8,742,480	2.7
719,049	Other Securities	18,994,716	5.9
		169,734,269	52.4

	Total Common Stock (Cost $249,753,405)	320,293,315	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.9%
36,332	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $36,335, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $37,059, due 07/28/17–09/09/49)	36,332	0.0
761,227	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $761,299, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $776,452, due 07/15/17–05/20/67)	761,227	0.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
44,224	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $44,228, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $45,109, due 07/15/17–01/15/37)	$44,224	0.0
21,721	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $21,723, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $22,156, due 07/07/17–01/15/30)	21,721	0.0
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%–2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21–09/09/49)	1,000,000	0.3
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19–02/15/46)	1,000,000	0.3
		2,863,504	0.9

See Accompanying Notes to Financial Statements

49

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,602,313	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $1,602,313)	$1,602,313	0.5
	Total Short-Term Investments (Cost $4,465,817)	4,465,817	1.4
	Total Investments in Securities (Cost $254,219,222)	$324,759,132	100.3
	Liabilities in Excess of Other Assets	(1,093,283)	(0.3)
	Net Assets	$323,665,849	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $272,514,316.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$67,812,417
Gross Unrealized Depreciation	(15,567,601)
Net Unrealized Appreciation	$52,244,816

REIT Diversification	Percentage of Net Assets
Retail REITs	20.8%
Office REITs	12.4
Residential REITs	10.6
Real Estate Operating Companies	10.3
Diversified REITs	9.1%
Diversified Real Estate Activities	8.7
Industrial REITs	8.6
Specialized REITs	7.4
Health Care REITs	5.6
Hotel & Resort REITs	3.1
Real Estate Development	2.3
Assets in Excess of Other Liabilities*	1.1
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$16,812,869	$—	$16,812,869
Austria	1,802,889	—	—	1,802,889
Canada	5,883,284	—	—	5,883,284
France	—	14,132,687	—	14,132,687
Germany	—	15,546,671	—	15,546,671
Hong Kong	—	28,545,313	—	28,545,313
Japan	6,412,409	29,428,272	—	35,840,681
Netherlands	1,705,815	—	—	1,705,815
Singapore	1,004,457	6,168,845	—	7,173,302
Spain	993,430	1,397,437	—	2,390,867
Sweden	—	3,207,188	—	3,207,188
United Kingdom	998,975	16,518,505	—	17,517,480
United States	169,734,269	—	—	169,734,269
Total Common Stock	188,535,528	131,757,787	—	320,293,315
Short-Term Investments	1,602,313	2,863,504	—	4,465,817
Total Investments, at fair value	$190,137,841	$134,621,291	$—	$324,759,132
Other Financial Instruments+
Forward Foreign Currency Contracts	—	76	—	76
Total Assets	$190,137,841	$134,621,367	$—	$324,759,208

See Accompanying Notes to Financial Statements

50

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(202)	$—	$(202)
Total Liabilities	$—	$(202)	$—	$(202)

(1)	For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $896,190 and $4,738,802 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 7,790,128	USD 69,462	Brown Brothers Harriman & Co.	07/03/17	$(202)
SGD 21,967	USD 15,880	Brown Brothers Harriman & Co.	07/03/17	76
				$(126)

Currency Abbreviations

JPY — Japanese Yen

SGD — Singapore Dollar

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$76
Total Asset Derivatives		$76
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$202
Total Liability Derivatives		$202

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(150,109)
Total	$(150,109)

See Accompanying Notes to Financial Statements

51

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(126)
Total	$(126)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

52

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Information Technology	21.6%
Financials	19.1%
Health Care	16.0%
Industrials	13.7%
Consumer Discretionary	12.4%
Materials	7.1%
Energy	3.9%
Real Estate	3.0%
Utilities	1.6%
Consumer Staples	1.2%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Consumer Discretionary: 12.4%
125,607	L	DineEquity, Inc.	$5,532,988	0.7
1,900	#,@	Maisons du Monde SA	73,924	0.0
64,329		Polaris Industries, Inc.	5,933,064	0.7
268,500		Pulte Group, Inc.	6,586,305	0.8
43,900		PVH Corp.	5,026,550	0.6
63,022		Wyndham Worldwide Corp.	6,328,039	0.7
2,217,682		Other Securities	75,552,198	8.9
			105,033,068	12.4

		Consumer Staples: 1.2%
490,020		Other Securities	10,189,539	1.2

		Energy: 3.9%
1,669,377		Other Securities(a)	32,797,781	3.9

		Financials: 18.9%
34,500		Affiliated Managers Group, Inc.	5,722,170	0.7
86,200		Aflac, Inc.	6,696,016	0.8
148,500	L	CIT Group, Inc.	7,231,950	0.8
297,149	@	Essent Group Ltd.	11,036,114	1.3
501,927		Huntington Bancshares, Inc.	6,786,053	0.8
101,000		Principal Financial Group, Inc.	6,471,070	0.8
71,278		Reinsurance Group of America, Inc.	9,151,382	1.1
49,499		S&P Global, Inc.	7,226,359	0.8
91,587		SunTrust Banks, Inc.	5,194,815	0.6

COMMON STOCK: (continued)
		Financials: (continued)
2,791,761		Other Securities	$95,249,045	11.2
			160,764,974	18.9

		Health Care: 16.0%
42,000	@	Alexion Pharmaceuticals, Inc.	5,110,140	0.6
343,165	@	Boston Scientific Corp.	9,512,534	1.1
76,298		Cardinal Health, Inc.	5,945,140	0.7
54,032	@	Jazz Pharmaceuticals PLC	8,401,976	1.0
38,300	@	Laboratory Corp. of America Holdings	5,903,562	0.7
34,044		McKesson Corp.	5,601,600	0.7
92,800		STERIS PLC	7,563,200	0.9
151,362		Teva Pharmaceutical Industries Ltd. ADR	5,028,246	0.6
33,507		Thermo Fisher Scientific, Inc.	5,845,966	0.7
47,100	@	United Therapeutics Corp.	6,110,283	0.7
56,000		Zimmer Biomet Holdings, Inc.	7,190,400	0.8
1,320,928		Other Securities	63,619,549	7.5
			135,832,596	16.0

		Industrials: 13.7%
32,943		FedEx Corp.	7,159,502	0.9
30,600		Huntington Ingalls Industries, Inc.	5,696,496	0.7
74,303		Ingersoll-Rand PLC — Class A	6,790,551	0.8
287,323	@	Rexnord Corp.	6,680,260	0.8
110,442		Textron, Inc.	5,201,818	0.6
56,100		Wabtec Corp.	5,133,150	0.6
1,665,521		Other Securities(a)	79,272,101	9.3
			115,933,878	13.7

		Information Technology: 21.6%
134,988		Activision Blizzard, Inc.	7,771,259	0.9
137,020	@	Akamai Technologies, Inc.	6,824,966	0.8
6,137	@	Alphabet, Inc. — Class C	5,576,876	0.7
91,700		Belden, Inc.	6,916,931	0.8
125,249	@	Blackhawk Network Holdings, Inc.	5,460,856	0.6
100,039		CDW Corp.	6,255,439	0.7
111,300	@	Electronic Arts, Inc.	11,766,636	1.4
79,348	@	Euronet Worldwide, Inc.	6,932,635	0.8
46,168	@	FleetCor Technologies, Inc.	6,657,887	0.8
261,884		Genpact Ltd.	7,288,232	0.9
82,282		Global Payments, Inc.	7,431,710	0.9
38,024		Nvidia Corp.	5,496,750	0.6
128,543		Total System Services, Inc.	7,487,630	0.9

See Accompanying Notes to Financial Statements

53

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
1,807,581		Other Securities	$91,589,488	10.8
			183,457,295	21.6

		Materials: 7.1%
57,488		Albemarle Corp.	6,067,284	0.7
77,700		Eastman Chemical Co.	6,526,023	0.8
73,000		LyondellBasell Industries NV — Class A	6,160,470	0.7
273,300		Mosaic Co.	6,239,439	0.7
104,700		WestRock Co.	5,932,302	0.7
1,880,320		Other Securities	29,766,015	3.5
			60,691,533	7.1

		Real Estate: 3.0%
3,313,842		Other Securities	25,638,208	3.0

		Utilities: 1.6%
550,500	@	Calpine Corp.	7,448,265	0.9
458,518		Other Securities	5,979,276	0.7
			13,427,541	1.6
		Total Common Stock (Cost $717,757,478)	843,766,413	99.4

PREFERRED STOCK: 0.2%
		Financials: 0.2%
49,856		Other Securities	1,306,228	0.2

		Total Preferred Stock (Cost $1,030,152)	1,306,228	0.2

		Total Long-Term Investments (Cost $718,787,630)	845,072,641	99.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.6%
111,086	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $111,096, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $113,308, due 07/28/17–09/09/49)	111,086	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,194,443	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,194,556, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,218,332, due 07/15/17–05/20/67)	$1,194,443	0.2
1,133,037	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,133,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,155,698, due 07/13/17–12/01/51)	1,133,037	0.1
135,216	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $135,228, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $137,921, due 07/15/17–01/15/37)	135,216	0.0
66,412	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $66,419, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $67,741, due 07/07/17–01/15/30)	66,412	0.0
1,194,443	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,194,561, collateralized by various U.S. Government Securities, 0.000%–2.500%, Market Value plus accrued interest $1,218,332, due 08/15/21–09/09/49)	1,194,443	0.2

See Accompanying Notes to Financial Statements

54

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,194,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,194,528, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $1,218,285, due 01/15/19–02/15/46)	$1,194,400	0.1
		5,029,037	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
4,528,345	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $4,528,345)	4,528,345	0.5

	Total Short-Term Investments (Cost $9,557,382)	9,557,382	1.1

	Total Investments in Securities (Cost $728,345,012)	$854,630,023	100.7
	Liabilities in Excess of Other Assets	(6,086,561)	(0.7)
	Net Assets	$848,543,462	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $735,113,745.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$171,106,425
Gross Unrealized Depreciation	(51,590,147)
Net Unrealized Appreciation	$119,516,278

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$102,935,752	$2,097,316	$—	$105,033,068
Consumer Staples	10,088,784	100,755	—	10,189,539
Energy	32,797,781	—	—	32,797,781
Financials	157,720,438	3,044,536	—	160,764,974
Health Care	132,979,865	2,852,731	—	135,832,596
Industrials	113,872,291	2,061,587	—	115,933,878
Information Technology	181,183,758	2,273,537	—	183,457,295
Materials	60,691,533	—	—	60,691,533
Real Estate	21,797,094	3,841,114	—	25,638,208
Utilities	13,427,541	—	—	13,427,541
Total Common Stock	827,494,837	16,271,576	—	843,766,413
Preferred Stock	—	1,306,228	—	1,306,228
Short-Term Investments	4,528,345	5,029,037	—	9,557,382
Total Investments, at fair value	$832,023,182	$22,606,841	$—	$854,630,023

(1)	For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at

See Accompanying Notes to Financial Statements

55

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

the beginning of the reporting period. At June 30, 2017, securities valued at $1,783,812 and $5,884,969 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

56

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	33.6%
Energy	14.4%
Health Care	11.3%
Information Technology	11.2%
Consumer Discretionary	8.6%
Industrials	7.5%
Consumer Staples	5.0%
Materials	2.4%
Telecommunication Services	1.6%
Utilities	1.3%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.
Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.9%
		Consumer Discretionary: 8.6%
169,490		Carnival Corp.	$11,113,459	2.0
16,714	@	Charter Communications, Inc.	5,630,111	1.0
226,177		Comcast Corp. — Class A	8,802,809	1.6
235,146		General Motors Co.	8,213,650	1.4
1,362,593		Other Securities	14,942,460	2.6
			48,702,489	8.6

		Consumer Staples: 5.0%
79,071		CVS Health Corp.	6,362,053	1.1
125,311		Mondelez International, Inc.	5,412,182	1.0
52,848		Philip Morris International, Inc.	6,206,998	1.1
133,233		Walgreens Boots Alliance, Inc.	10,433,476	1.8
			28,414,709	5.0

		Energy: 14.4%
253,924		Apache Corp.	12,170,577	2.2
165,965		Baker Hughes, Inc.	9,046,752	1.6
330,897		Canadian Natural Resources Ltd.	9,548,246	1.7
265,394		Devon Energy Corp.	8,484,646	1.5
177,740		Occidental Petroleum Corp.	10,641,294	1.9
451,106		Royal Dutch Shell PLC — Class A	11,985,364	2.1
301,735	@	TechnipFMC PLC	8,207,192	1.4
132,850		Total S.A.	6,595,620	1.2

COMMON STOCK: (continued)
		Energy: (continued)
58,530		Other Securities	$4,725,127	0.8
			81,404,818	14.4

		Financials: 33.6%
63,394		Aon PLC	8,428,232	1.5
974,605		Bank of America Corp.	23,643,917	4.2
158,050		Charles Schwab Corp.	6,789,828	1.2
445,462		Citigroup, Inc.	29,792,499	5.3
371,587		Citizens Financial Group, Inc.	13,258,224	2.3
95,341		Comerica, Inc.	6,982,775	1.2
354,022		Fifth Third Bancorp	9,190,411	1.6
30,568		Goldman Sachs Group, Inc.	6,783,039	1.2
257,681		JPMorgan Chase & Co.	23,552,044	4.2
379,390		Morgan Stanley	16,905,618	3.0
67,453		Northern Trust Corp.	6,557,106	1.2
89,257		PNC Financial Services Group, Inc.	11,145,522	2.0
104,774		State Street Corp.	9,401,371	1.7
37,217		Willis Towers Watson PLC	5,413,585	1.0
360,307		Other Securities	11,388,530	2.0
			189,232,701	33.6

		Health Care: 11.3%
28,700		Anthem, Inc.	5,399,331	1.0
113,448		Baxter International, Inc.	6,868,142	1.2
76,953		Cardinal Health, Inc.	5,996,178	1.1
89,520		Medtronic PLC	7,944,900	1.4
133,232		Merck & Co., Inc.	8,538,839	1.5
94,411		Novartis AG	7,885,830	1.4
304,874		Pfizer, Inc.	10,240,718	1.8
65,685		Sanofi	6,293,948	1.1
25,228		Other Securities	4,345,018	0.8
			63,512,904	11.3

		Industrials: 7.5%
54,098		Caterpillar, Inc.	5,813,371	1.0
119,160		CSX Corp.	6,501,370	1.2
44,823		General Dynamics Corp.	8,879,436	1.6
212,080		General Electric Co.	5,728,281	1.0
74,845		Ingersoll-Rand PLC — Class A	6,840,084	1.2
193,172		Johnson Controls International plc	8,375,938	1.5
			42,138,480	7.5

		Information Technology: 11.2%
282,510		Cisco Systems, Inc.	8,842,563	1.6
113,036		Cognizant Technology Solutions Corp.	7,505,590	1.3
217,404	@	eBay, Inc.	7,591,748	1.3
170,177		Intel Corp.	5,741,772	1.0
256,204		Juniper Networks, Inc.	7,142,967	1.3
268,447		Oracle Corp.	13,459,933	2.4
104,054	@	PayPal Holdings, Inc.	5,584,578	1.0

See Accompanying Notes to Financial Statements

57

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
129,077	Qualcomm, Inc.	$7,127,632	1.3
		62,996,783	11.2

	Materials: 2.4%
260,335	Mosaic Co.	5,943,448	1.0
265,860	Other Securities	7,671,025	1.4
		13,614,473	2.4

	Telecommunication Services: 1.6%
309,012	Other Securities	9,153,834	1.6

	Utilities: 1.3%
160,991	Other Securities	7,589,212	1.3

	Total Common Stock (Cost $414,040,249)	546,760,403	96.9

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
14,988,182	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $14,988,182)	$14,988,182	2.7

	Total Short-Term Investments (Cost $14,988,182)	14,988,182	2.7

	Total Investments in Securities (Cost $429,028,431)	$561,748,585	99.6
	Assets in Excess of Other Liabilities	2,056,677	0.4
	Net Assets	$563,805,262	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
Cost for federal income tax purposes is $431,841,235.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$151,395,385
Gross Unrealized Depreciation	(21,488,035)
Net Unrealized Appreciation	$129,907,350

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$44,080,648	$4,621,841	$—	$48,702,489
Consumer Staples	28,414,709	—	—	28,414,709
Energy	62,823,834	18,580,984	—	81,404,818
Financials	189,232,701	—	—	189,232,701
Health Care	49,333,126	14,179,778	—	63,512,904
Industrials	42,138,480	—	—	42,138,480
Information Technology	62,996,783	—	—	62,996,783
Materials	9,595,082	4,019,391	—	13,614,473
Telecommunication Services	7,859,758	1,294,076	—	9,153,834
Utilities	7,589,212	—	—	7,589,212
Total Common Stock	504,064,333	42,696,070	—	546,760,403
Short-Term Investments	14,988,182	—	—	14,988,182
Total Investments, at fair value	$519,052,515	$42,696,070	$—	$561,748,585
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(249,437)	$—	$(249,437)
Total Liabilities	$—	$(249,437)	$—	$(249,437)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

58

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,467,175	EUR 4,806,127	State Street Bank and Trust Co.	07/28/17	$(29,589)
USD 7,867,863	GBP 6,079,949	State Street Bank and Trust Co.	07/28/17	(57,613)
USD 3,055,723	CHF 2,930,118	State Street Bank and Trust Co.	07/28/17	(5,042)
USD 3,136,766	CAD 4,091,817	State Street Bank and Trust Co.	07/28/17	(20,111)
USD 1,473,674	AUD 1,935,658	State Street Bank and Trust Co.	07/28/17	(13,557)
USD 5,467,282	EUR 4,803,783	The Bank of New York Mellon	07/28/17	(26,802)
USD 7,874,627	GBP 6,082,014	The Bank of New York Mellon	07/28/17	(53,542)
USD 3,058,192	CHF 2,932,806	The Bank of New York Mellon	07/28/17	(5,382)
USD 1,473,081	AUD 1,935,717	The Bank of New York Mellon	07/28/17	(14,196)
USD 4,014,876	CAD 5,234,515	The Bank of New York Mellon	07/28/17	(23,603)
				$(249,437)

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$249,437
Total Liability Derivatives		$249,437

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$360,785
Total	$360,785

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,179,324)
Total	$(1,179,324)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

59

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$125,912	$123,525	$249,437
Total Liabilities	$125,912	$123,525	$249,437

Net OTC derivative instruments by counterparty, at fair value	$(125,912)	$(123,525)	(249,437)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(125,912)	$(123,525)	$(249,437)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

60

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

China	22.6%
India	18.7%
Brazil	10.1%
South Africa	10.1%
Taiwan	8.1%
Hong Kong	5.6%
South Korea	4.9%
Russia	3.2%
Indonesia	3.2%
Mexico	2.5%
Countries between 0.5%–1.8%ˆ	10.6%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 11 countries, which each represents 0.5%–1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Argentina: 1.7%
38,220		Mercadolibre, Inc.	$9,588,634	1.7

		Australia: 0.7%
767,166		Other Securities	4,017,321	0.7

		Brazil: 8.5%
888,825		Ambev SA ADR	4,879,649	0.9
554,900		BB Seguridade Participacoes SA	4,793,757	0.9
615,587		Cielo SA	4,589,634	0.8
1,727,335		Kroton Educacional SA	7,737,526	1.4
1,044,307		Lojas Renner SA	8,668,672	1.6
306,700		Ultrapar Participacoes SA	7,248,818	1.3
1,597,176		Other Securities	9,080,591	1.6
			46,998,647	8.5

		China: 22.6%
172,950	@	Alibaba Group Holding Ltd. ADR	24,368,655	4.4
792,209	@	Hangzhou Robam Appliances Co. Ltd.	4,973,171	0.9
343,770	@	JD.com, Inc. ADR	13,482,659	2.4
1,284,400	@	Midea Group Co., Ltd.	8,154,079	1.5
1,463,000		Ping An Insurance Group Co. of China Ltd.	9,637,365	1.7
746,000		Shenzhou International Group Holdings Ltd.	4,905,228	0.9
1,047,600		Tencent Holdings Ltd.	37,582,609	6.8

COMMON STOCK: (continued)
		China: (continued)
135,410	@	Yum China Holdings, Inc.	$5,339,216	1.0
803,557		Other Securities	16,586,036	3.0
			125,029,018	22.6

		Egypt: 0.7%
821,650		Other Securities	3,697,425	0.7

		Hong Kong: 5.6%
2,891,600		AIA Group Ltd.	21,155,989	3.8
77,400		Jardine Matheson Holdings Ltd.	4,969,080	0.9
1,017,500		Techtronic Industries Co., Ltd.	4,675,409	0.9
			30,800,478	5.6

		India: 18.7%
305,410		Asian Paints Ltd.	5,205,210	0.9
246,310		HDFC Bank Ltd. ADR	21,421,581	3.9
138,860		HDFC Bank Ltd. — Foreign Premium	3,573,248	0.7
739,555		Housing Development Finance Corp.	18,469,661	3.3
293,028		IndusInd Bank Ltd.	6,699,488	1.2
375,596	L	Infosys Ltd. ADR	5,641,452	1.0
2,209,240		ITC Ltd.	11,051,585	2.0
359,860		Kotak Mahindra Bank Ltd.	5,317,545	1.0
349,596		Tata Consultancy Services Ltd.	12,769,337	2.3
122,090		Ultratech Cement Ltd.	7,474,174	1.4
218,611		Other Securities	5,631,507	1.0
			103,254,788	18.7

		Indonesia: 3.2%
9,734,200		Astra International Tbk PT	6,521,889	1.2
4,845,400		Bank Central Asia Tbk PT	6,608,247	1.2
3,897,900		Bank Rakyat Indonesia	4,447,637	0.8
			17,577,773	3.2

		Macau: 0.7%
877,600		Other Securities	4,017,249	0.7

		Mexico: 2.5%
1,301,030		Grupo Financiero Banorte	8,254,762	1.5
1,868,380		Other Securities	5,496,786	1.0
			13,751,548	2.5

		Panama: 1.2%
57,960		Copa Holdings S.A.	6,781,320	1.2

		Peru: 1.2%
38,160		Credicorp Ltd.	6,845,522	1.2

		Russia: 3.2%
49,380	@	Magnit OAO	7,688,167	1.4
2,857,086	@	Sberbank	7,059,868	1.3
84,620		Other Securities	2,875,613	0.5
			17,623,648	3.2

		Saudi Arabia: 0.8%
173,016	@	Almarai Co.	4,449,734	0.8

See Accompanying Notes to Financial Statements

61

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: 10.1%
240,820		Aspen Pharmacare Holdings Ltd.	$5,284,147	1.0
749,828		Bid Corp. Ltd.	17,128,558	3.1
459,538		Bidvest Group Ltd.	5,533,936	1.0
1,251,760		FirstRand Ltd.	4,514,257	0.8
329,860		Remgro Ltd.	5,382,145	1.0
1,257,841		Sanlam Ltd.	6,229,920	1.1
1,266,200		Woolworths Holdings Ltd./South Africa	5,972,303	1.1
313,951		Other Securities(a)	5,826,414	1.0
			55,871,680	10.1

		South Korea: 4.9%
19,113	#,@	Netmarble Games Corp.	2,589,272	0.5
20,470	#,@	Samsung Biologics Co. Ltd.	5,221,682	0.9
9,381		Samsung Electronics Co., Ltd.	19,538,952	3.5
			27,349,906	4.9

		Spain: 0.5%
405,440		Other Securities	2,636,831	0.5

		Taiwan: 8.1%
41,000		Largan Precision Co. Ltd.	6,527,797	1.2
945,000		President Chain Store Corp.	8,491,057	1.5
1,103,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,537,455	1.4
416,441		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,558,777	2.6
985,501		Other Securities	7,406,617	1.4
			44,521,703	8.1

		Thailand: 0.8%
709,000		Other Securities	4,139,171	0.8

		Turkey: 0.5%
216,750		Other Securities	2,645,638	0.5

		United States: 1.8%
57,000	@	EPAM Systems, Inc.	4,793,130	0.9
86,470	@	Luxoft Holding, Inc.	5,261,699	0.9
			10,054,829	1.8

		Total Common Stock (Cost $405,885,863)	541,652,863	98.0

PREFERRED STOCK: 1.6%
		Brazil: 1.6%
727,335		Itau Unibanco Holding S.A.	8,068,327	1.5
1,028,210		Other Securities	875,231	0.1

		Total Preferred Stock (Cost $10,594,562)	8,943,558	1.6

		Total Long-Term Investments (Cost $416,480,425)	550,596,421	99.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.5%
239,557	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $239,579, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $244,348, due 07/28/17–09/09/49)	$239,557	0.0
2,033,217	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,033,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,073,881, due 07/15/17–05/20/67)	2,033,217	0.4
2,033,217	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,033,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $2,073,881, due 07/13/17–12/01/51)	2,033,217	0.4
291,593	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $291,618, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $297,425, due 07/15/17–01/15/37)	291,593	0.0
143,218	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $143,233, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $146,083, due 07/07/17–01/15/30)	143,218	0.0

See Accompanying Notes to Financial Statements

62

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
833,868	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $833,950, collateralized by various U.S. Government Securities, 0.000%–2.500%, Market Value plus accrued interest $850,545, due 08/15/21–09/09/49)	$833,868	0.1
952,776	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $952,864, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $971,832, due 07/10/17–06/20/67)	952,776	0.2
2,033,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,033,417, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $2,073,858, due 01/15/19–02/15/46)	2,033,200	0.4
		8,560,646	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
8,708,540	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $8,708,540)	8,708,540	1.6

	Total Short-Term Investments (Cost $17,269,186)	17,269,186	3.1

	Total Investments in Securities (Cost $433,749,611)	$567,865,607	102.7

	Liabilities in Excess of Other Assets	(14,697,504)	(2.7)

	Net Assets	$553,168,103	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $434,511,333.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$156,690,497
Gross Unrealized Depreciation	(23,336,223)
Net Unrealized Appreciation	$133,354,274

Sector Diversification	Percentage of Net Assets
Information Technology	30.3%
Financials	28.8
Consumer Discretionary	16.8
Consumer Staples	11.8
Industrials	4.8
Materials	2.3
Health Care	2.2
Energy	2.0
Utilities	0.6
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

63

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,588,634	$—	$—	$9,588,634
Australia	—	4,017,321	—	4,017,321
Brazil	46,998,647	—	—	46,998,647
China	51,632,437	73,396,581	—	125,029,018
Egypt	3,697,425	—	—	3,697,425
Hong Kong	4,969,080	25,831,398	—	30,800,478
India	34,703,872	68,550,916	—	103,254,788
Indonesia	—	17,577,773	—	17,577,773
Macau	—	4,017,249	—	4,017,249
Mexico	13,751,548	—	—	13,751,548
Panama	6,781,320	—	—	6,781,320
Peru	6,845,522	—	—	6,845,522
Russia	—	17,623,648	—	17,623,648
Saudi Arabia	—	4,449,734	—	4,449,734
South Africa	5,382,145	50,489,535	—	55,871,680
South Korea	2,589,272	24,760,634	—	27,349,906
Spain	—	2,636,831	—	2,636,831
Taiwan	14,558,777	29,962,926	—	44,521,703
Thailand	—	4,139,171	—	4,139,171
Turkey	—	2,645,638	—	2,645,638
United States	10,054,829	—	—	10,054,829
Total Common Stock	211,553,508	330,099,355	—	541,652,863
Preferred Stock	8,943,558	—	—	8,943,558
Short-Term Investments	8,708,540	8,560,646	—	17,269,186
Total Investments, at fair value	$229,205,606	$338,660,001	$—	$567,865,607

(1)	For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $7,394,837 were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

64

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

United States	55.2%
United Kingdom	26.8%
France	9.0%
Germany	3.6%
Italy	1.6%
Switzerland	1.2%
Netherlands	0.9%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		France: 9.0%
113,880		L’Oreal S.A.	$23,745,682	5.4
117,147	L	Pernod Ricard SA	15,686,855	3.6
			39,432,537	9.0

		Germany: 3.6%
150,360		SAP SE	15,738,418	3.6

		Italy: 1.6%
1,005,524		Davide Campari-Milano SpA	7,108,750	1.6

		Netherlands: 0.9%
195,920		Relx NV	4,039,254	0.9

		Switzerland: 1.2%
58,074		Nestle S.A.	5,065,079	1.2

		United Kingdom: 26.8%
292,781		British American Tobacco PLC	19,951,054	4.6
406,126		Experian PLC	8,334,902	1.9
383,306		Reckitt Benckiser Group PLC	38,857,124	8.9
341,879		Relx PLC	7,390,436	1.7
783,737		Unilever PLC	42,414,395	9.7
			116,947,911	26.8

		United States: 55.2%
170,876		Accenture PLC	21,133,944	4.8
261,883		Altria Group, Inc.	19,502,427	4.5
111,623		Automatic Data Processing, Inc.	11,436,892	2.6
277,184		Coca-Cola Co.	12,431,702	2.9
50,106		International Flavors & Fragrances, Inc.	6,764,310	1.6

COMMON STOCK: (continued)
		United States: (continued)
45,821		Intuit, Inc.	$6,085,487	1.4
427,560		Microsoft Corp.	29,471,711	6.8
36,778		Moody’s Corp.	4,475,147	1.0
247,402		Nike, Inc.	14,596,718	3.3
242,555		Philip Morris International, Inc.	28,488,085	6.5
290,692		Reynolds American, Inc.	18,906,608	4.3
22,359		Time Warner, Inc.	2,245,067	0.5
385,509		Twenty-First Century Fox, Inc. — Class A	10,925,325	2.5
314,455		Twenty-First Century Fox, Inc. — Class B	8,763,861	2.0
193,956		Visa, Inc. — Class A	18,189,194	4.2
125,324		Walt Disney Co.	13,315,675	3.1
223,978		Zoetis, Inc.	13,971,747	3.2
			240,703,900	55.2

		Total Common Stock (Cost $326,376,251)	429,035,849	98.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 3.2%
450,955	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $450,996, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $459,974, due 07/28/17–09/09/49)	450,955	0.1
3,338,499	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,338,815, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $3,405,269, due 07/15/17–05/20/67)	3,338,499	0.8

See Accompanying Notes to Financial Statements

65

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,338,499	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,338,815, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $3,405,269, due 07/13/17–12/01/51)	$3,338,499	0.8
548,911	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $548,959, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $559,890, due 07/15/17–01/15/37)	548,911	0.1
269,601	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $269,629, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $274,994, due 07/07/17–01/15/30)	269,601	0.0
2,771,447	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,771,704, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,826,876, due 07/10/17–06/20/67)	2,771,447	0.6
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,338,500	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,338,857, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $3,405,260, due 01/15/19–02/15/46)	$3,338,500	0.8
		14,056,412	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,631,152	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $7,631,152)	7,631,152	1.8

	Total Short-Term Investments (Cost $21,687,564)	21,687,564	5.0

	Total Investments in Securities (Cost $348,063,815)	$450,723,413	103.3
	Liabilities in Excess of Other Assets	(14,254,019)	(3.3)
	Net Assets	$436,469,394	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
Cost for federal income tax purposes is $348,838,021.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,522,609
Gross Unrealized Depreciation	(2,637,217)
Net Unrealized Appreciation	$101,885,392

See Accompanying Notes to Financial Statements

66

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Industry Diversification	Percentage of Net Assets
Agriculture	19.9%
Cosmetics/Personal Care	15.1
Software	11.8
Media	10.7
Household Products/Wares	8.9
IT Services	7.4
Beverages	5.2
Diversified Financial Services	5.2
Apparel	3.3
Pharmaceuticals	3.2
Consumer Staples	2.9
Commercial Services	1.9
Materials	1.6
Food Products	1.2
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
France	$—	$39,432,537	$—	$39,432,537
Germany	—	15,738,418	—	15,738,418
Italy	—	7,108,750	—	7,108,750
Netherlands	—	4,039,254	—	4,039,254
Switzerland	—	5,065,079	—	5,065,079
United Kingdom	—	116,947,911	—	116,947,911
United States	240,703,900	—	—	240,703,900
Total Common Stock	240,703,900	188,331,949	—	429,035,849
Short-Term Investments	7,631,152	14,056,412	—	21,687,564
Total Investments, at fair value	$248,335,052	$202,388,361	$—	$450,723,413

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

Common Stock	61.8%
Corporate Bonds/Notes	17.6%
Preferred Stock	3.3%
Bank Loans	1.2%
Asset-Backed Securities	0.2%
Assets in Excess of Other Liabilities*	15.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 61.8%
		Consumer Discretionary: 9.1%
542,129		Adient plc	$35,444,394	0.6
124,982	@	Amazon.com, Inc.	120,982,576	1.9
1,799,573		Aramark	73,746,502	1.2
71,606	@	Autozone, Inc.	40,848,359	0.6
655,325		Lowe’s Cos, Inc.	50,807,347	0.8
403,786	@	O’Reilly Automotive, Inc.	88,324,150	1.4
957,545		Yum! Brands, Inc.	70,628,519	1.1
1,855,775		Other Securities	93,890,474	1.5
			574,672,321	9.1

		Consumer Staples: 7.7%
600,429		Altria Group, Inc.	44,713,948	0.7
725,152		British American Tobacco PLC	49,414,227	0.8
917,909		Dr Pepper Snapple Group, Inc.	83,630,689	1.3
1,096,879		Mondelez International, Inc.	47,374,204	0.8
349,168		PepsiCo, Inc.	40,325,412	0.6
1,194,700		Philip Morris International, Inc.	140,317,515	2.2
1,023,713		Other Securities	78,776,438	1.3
			484,552,433	7.7

		Energy: 1.5%
1,832,100	L	Canadian Natural Resources Ltd.	52,837,764	0.9
806,124		Total S.A.	40,021,734	0.6
			92,859,498	1.5

		Financials: 7.5%
2,669,692		Bank of New York Mellon Corp.	136,207,686	2.2
2,144,000		Marsh & McLennan Cos., Inc.	167,146,240	2.6

COMMON STOCK: (continued)
		Financials: (continued)
333,874		PNC Financial Services Group, Inc.	$41,690,846	0.7
525,961		State Street Corp.	47,194,480	0.8
941,000		Wells Fargo & Co.	52,140,810	0.8
192,917		Other Securities	28,061,707	0.4
			472,441,769	7.5

		Health Care: 15.8%
2,619,444		Abbott Laboratories	127,331,173	2.0
372,883		Aetna, Inc.	56,614,826	0.9
232,100		Anthem, Inc.	43,664,973	0.7
638,235		Becton Dickinson & Co.	124,526,031	2.0
305,251		Cigna Corp.	51,095,965	0.8
1,107,172		Danaher Corp.	93,434,245	1.5
291,469		Humana, Inc.	70,133,271	1.1
1,760,907		PerkinElmer, Inc.	119,988,203	1.9
465,300		Perrigo Co. PLC	35,139,456	0.5
363,513		Thermo Fisher Scientific, Inc.	63,422,113	1.0
420,624		UnitedHealth Group, Inc.	77,992,102	1.2
1,426,445	s	Zoetis, Inc.	88,981,639	1.4
1,139,041		Other Securities	49,528,001	0.8
			1,001,851,998	15.8

		Industrials: 4.2%
140,300	s	Boeing Co.	27,744,325	0.5
1,767,692		Johnson Controls International plc	76,647,125	1.2
201,684		Roper Technologies, Inc.	46,695,897	0.7
2,582,859		Other Securities	113,131,563	1.8
			264,218,910	4.2

		Information Technology: 11.8%
14,700	@	Alphabet, Inc. — Class A	13,666,296	0.2
143,182	@	Alphabet, Inc. — Class C	130,113,779	2.1
244,900		Apple, Inc.	35,270,498	0.6
661,373		Fidelity National Information Services, Inc.	56,481,254	0.9
1,188,430	@	Fiserv, Inc.	145,392,526	2.3
457,948		Mastercard, Inc.—Class A	55,617,785	0.9
1,955,500		Microsoft Corp.	134,792,615	2.1
1,581,400		Visa, Inc. — Class A	148,303,692	2.3
199,317		Other Securities	26,471,291	0.4
			746,109,736	11.8

		Materials: 0.5%
797,389		Ball Corp.	33,657,790	0.5

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Real Estate: 1.8%
362,300		American Tower Corp.	$47,939,536	0.8
481,537	@	SBA Communications Corp.	64,959,341	1.0
			112,898,877	1.8

		Utilities: 1.9%
1,594,252		PG&E Corp.	105,810,505	1.7
142,700		Other Securities	15,096,233	0.2
			120,906,738	1.9

		Total Common Stock (Cost $3,183,519,215)	3,904,170,070	61.8

PREFERRED STOCK: 3.3%
		Financials: 0.5%
10,563	@	Wells Fargo & Co.	13,849,255	0.2
684,782		Other Securities(a)	18,982,433	0.3
			32,831,688	0.5

		Health Care: 1.0%
1,107,035	@	Becton Dickinson and Co.	60,643,377	1.0

		Real Estate: 0.6%
297,065	@,L	American Tower Corp.	35,889,165	0.6

		Utilities: 1.2%
471,684	@,L	DTE Energy Co.	25,871,867	0.4
1,631,443		Other Securities(a)	51,431,783	0.8
			77,303,650	1.2

		Total Preferred Stock (Cost $185,928,949)	206,667,880	3.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 17.6%
		Basic Materials: 0.1%
6,130,000		Other Securities	6,179,316	0.1

		Communications: 3.3%
2,122,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	2,213,511	0.0
2,162,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	2,275,505	0.0
4,600,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	4,922,000	0.1
39,596,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%–5.750%, 03/15/21–01/15/24	41,135,118	0.7
7,198,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	7,359,955	0.1
16,075,000	#	Netflix, Inc., 4.375%, 11/15/26	16,075,000	0.2

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
510,000	#	Sirius XM Radio, Inc., 4.250%, 05/15/20	$516,171	0.0
5,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	5,433,750	0.1
6,915,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	7,364,475	0.1
11,550,000	#	Unitymedia GmbH, 6.125%, 01/15/25	12,445,125	0.2
22,288,500	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	23,180,040	0.4
EUR 8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	10,502,730	0.2
4,550,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	4,840,062	0.1
6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,476,272	0.1
9,700,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	9,930,375	0.2
49,745,000		Other Securities	51,296,831	0.8
			205,966,920	3.3

		Consumer, Cyclical: 2.2%
18,165,000	#	Aramark Services, Inc., 5.000%, 04/01/25	19,232,194	0.3
2,210,000	#	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	2,342,600	0.0
2,475,000	#	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24	2,515,219	0.1
14,850,000	#,L	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27	15,202,687	0.3
2,200,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	2,299,000	0.0
2,150,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	2,268,250	0.0
91,248,286		Other Securities(a)	95,251,388	1.5
			139,111,338	2.2

		Consumer, Non-cyclical: 4.3%
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,357,730	0.1
12,530,000		Becton Dickinson and Co., 2.253%–3.363%, 06/06/22–06/06/24	12,570,234	0.2
48,626,000		Centene Corp., 4.750%–6.125%, 02/15/21–01/15/25	51,216,680	0.8

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
14,793,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	$15,699,071	0.3
7,975,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	8,872,188	0.1
1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,425,079	0.0
33,490,000		HCA, Inc., 6.500%, 02/15/20	36,629,688	0.6
26,385,000		HCA, Inc., 3.750%–8.000%, 10/01/18–10/15/19	27,990,675	0.4
15,245,000	#	Hologic, Inc., 5.250%, 07/15/22	16,064,419	0.3
7,695,000	#	IHS Markit Ltd., 5.000%, 11/01/22	8,344,227	0.1
16,980,000		Philip Morris International, Inc., 1.592%–2.625%, 02/21/20–02/18/22	17,067,424	0.3
6,950,000	#	Reckitt Benckiser Treasury Services PLC, 1.856%, 06/24/22	6,961,759	0.1
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,096,750	0.0
880,000	#	Universal Health Services, Inc., 3.750%, 08/01/19	900,900	0.0
59,510,000		Other Securities	60,973,591	1.0
			269,170,415	4.3

		Energy: 1.4%
2,250,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	2,250,000	0.0
4,975,000	#	Range Resources Corp., 5.000%, 08/15/22	4,912,813	0.1
12,700,000	#	Range Resources Corp., 5.000%, 03/15/23	12,477,750	0.2
66,992,000		Other Securities	68,396,526	1.1
			88,037,089	1.4

		Financial: 3.1%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,299,970	0.1
33,232,000		Crown Castle International Corp., 4.875%–5.250%, 04/15/22–01/15/23	36,722,839	0.6
16,721,000	#	HUB International Ltd, 7.875%, 10/01/21	17,473,445	0.2
5,025,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	5,226,000	0.1
13,295,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	13,810,181	0.2
18,525,000	#	SBA Communications Corp., 4.875%, 09/01/24	18,895,500	0.3

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
96,615,000		Other Securities	$100,181,058	1.6
			198,608,993	3.1

		Industrial: 0.8%
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,306,250	0.0
8,525,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.658%, 07/15/21	8,684,844	0.1
625,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	650,000	0.0
40,507,661		Other Securities	41,406,199	0.7
			52,047,293	0.8

		Technology: 1.1%
53,430,000		Microsoft Corp., 3.300%, 02/06/27	55,002,926	0.9
5,915,000	#	MSCI, Inc., 5.250%, 11/15/24	6,299,475	0.1
2,735,000	#	MSCI, Inc., 5.750%, 08/15/25	2,976,008	0.0
1,050,000	#	NXP BV / NXP Funding LLC, 4.125%, 06/15/20	1,105,461	0.0
6,840,000		Other Securities	6,926,635	0.1
			72,310,505	1.1

		Utilities: 1.3%
14,375,000		DTE Energy Co., 3.800%, 03/15/27	14,725,577	0.3
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/27	7,457,349	0.1
56,500,000		Other Securities	57,322,735	0.9
			79,505,661	1.3

		Total Corporate Bonds/Notes (Cost $1,088,521,776)	1,110,937,530	17.6

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
2,653,913	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,675,650	0.0
6,267,637	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	6,421,104	0.1
3,944,738	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	3,989,524	0.1

		Total Asset-Backed Securities (Cost $12,866,287)	13,086,278	0.2

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

BANK LOANS: 1.2%
		Communications: 0.1%
5,185,413		Other Securities	$5,205,035	0.1

		Consumer, Cyclical: 0.0%
1,069,853		Other Securities	1,080,985	0.0

		Consumer, Non-cyclical: 0.4%
27,929,984		Other Securities	28,055,600	0.4

		Financial: 0.6%
35,612,549		HUB International Ltd., 4.287%, 10/02/20	35,785,270	0.6

		Industrial: 0.1%
8,421,667		Other Securities	8,500,620	0.1

		Technology: 0.0%
1,170,000		Other Securities	1,164,150	0.0

		Total Bank Loans (Cost $78,580,770)	79,791,660	1.2

		Total Long-Term Investments (Cost $4,549,416,997)	5,314,653,418	84.1

SHORT-TERM INVESTMENTS: 16.2%
		Corporate Bonds/Notes: 2.7%
1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,794,679	0.0
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,935,105	0.0
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,597,692	0.1
8,925,000		Chevron Corp., 1.365%, 03/02/18	8,923,652	0.1
9,950,000		CNH Industrial Capital LLC, 3.625%, 04/15/18	10,062,435	0.2
575,000	#	Cox Communications, Inc., 6.250%, 06/01/18	596,340	0.0
1,525,000		DISH DBS Corp., 4.250%, 04/01/18	1,548,363	0.0
9,032,000		DISH DBS Corp., 4.625%, 07/15/17	9,043,290	0.2
3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,731,586	0.1
275,000		Enbridge Energy Partners L.P., 6.500%, 04/15/18	284,811	0.0
3,745,000		EQT Corp., 6.500%, 04/01/18	3,868,057	0.1
4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,250,790	0.1
8,450,000		Ford Motor Credit Co. LLC, 1.739%, 09/08/17	8,452,755	0.1
12,600,000		Ford Motor Credit Co. LLC, 1.793%, 12/06/17	12,611,126	0.2
3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,868,639	0.1

SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes: (continued)
1,975,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	$2,025,980	0.0
3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	3,871,206	0.1
1,765,000		Harris Corp., 1.999%, 04/27/18	1,767,778	0.0
2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,188,627	0.0
5,805,000		Medtronic, Inc., 1.500%, 03/15/18	5,806,921	0.1
35,133,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,747,828	0.6
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,145,498	0.0
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,637,537	0.0
15,000,000		Pfizer, Inc., 1.200%, 06/01/18	14,974,095	0.2
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	183,244	0.0
2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,679,427	0.0
18,565,000		Visa, Inc., 1.200%, 12/14/17	18,557,110	0.3
3,700,000		Yum! Brands, Inc., 6.250%, 03/15/18	3,820,250	0.1
			168,974,821	2.7

		Securities Lending Collateralcc: 0.2%
450,722		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $450,763, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $459,736, due 07/28/17–09/09/49)	450,722	0.0
3,336,728		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,337,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $3,403,462, due 07/15/17–05/20/67)	3,336,728	0.1

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,336,728	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,337,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $3,403,463, due 07/13/17–12/01/51)	$3,336,728	0.1
548,628	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $548,676, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $559,601, due 07/15/17–01/15/37)	548,628	0.0
269,462	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $269,490, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $274,853, due 07/07/17–01/15/30)	269,462	0.0
2,770,109	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,770,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,825,511, due 07/10/17–06/20/67)	2,770,109	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,336,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,337,057, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $3,403,424, due 01/15/19–02/15/46)	$3,336,700	0.0
		14,049,077	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 13.3%
840,008,753	T. Rowe Price Reserve Investment Fund, 1.000%†† (Cost $840,008,753)	840,008,753	13.3

	Total Short-Term Investments (Cost $1,022,341,078)	1,023,032,651	16.2

	Total Investments in Securities (Cost $5,571,758,075)	$6,337,686,069	100.3
	Liabilities in Excess of Other Assets	(18,841,711)	(0.3)
	Net Assets	$6,318,844,358	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
s	All or a portion of this security is pledged to cover open written call options at June 30, 2017.
(a)	This grouping contains securities on loan.
EUR	EU Euro
Cost for federal income tax purposes is $5,581,609,650.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$789,034,756
Gross Unrealized Depreciation	(32,958,337)
Net Unrealized Appreciation	$756,076,419

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$574,672,321	$—	$—	$574,672,321
Consumer Staples	435,138,206	49,414,227	—	484,552,433
Energy	52,837,764	40,021,734	—	92,859,498
Financials	472,441,769	—	—	472,441,769
Health Care	979,955,576	21,896,422	—	1,001,851,998
Industrials	231,547,653	32,671,257	—	264,218,910
Information Technology	746,109,736	—	—	746,109,736
Materials	33,657,790	—	—	33,657,790
Real Estate	112,898,877	—	—	112,898,877
Utilities	120,906,738	—	—	120,906,738
Total Common Stock	3,760,166,430	144,003,640	—	3,904,170,070
Preferred Stock	82,065,476	124,602,404	—	206,667,880
Corporate Bonds/Notes	—	1,110,937,530	—	1,110,937,530
Short-Term Investments	840,008,753	183,023,898	—	1,023,032,651
Asset-Backed Securities	—	13,086,278	—	13,086,278
Bank Loans	—	79,791,660	—	79,791,660
Total Investments, at fair value	$4,682,240,659	$1,655,445,410	$—	$6,337,686,069
Liabilities Table
Other Financial Instruments+
Written Options	$(100,070)	$(31,674,044)	$—	$(31,774,114)
Total Liabilities	$(100,070)	$(31,674,044)	$—	$(31,774,114)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2017, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on Mastercard, Inc. — Class A	120.00	01/19/2018	94	$45,478	$(74,495)
Call on Mastercard, Inc. — Class A	125.00	01/19/2018	45	15,657	(24,525)
Call on Mastercard, Inc. — Class A	130.00	01/19/2018	3	703	(1,050)
				$61,838	$(100,070)

At June 30, 2017, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Call Options on Securities
69	Citigroup Global Markets	Alphabet, Inc. — Class C	840.000	USD	01/19/2018	$296,218	$(772,800)
69	Citigroup Global Markets	Alphabet, Inc. — Class C	860.000	USD	01/19/2018	249,018	(662,400)
201	Citigroup Global Markets	Alphabet, Inc. — Class C	880.000	USD	01/19/2018	695,889	(1,628,100)
332	Citigroup Global Markets	Alphabet, Inc. — Class C	900.000	USD	01/19/2018	1,071,526	(2,330,640)

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Call Options on Securities (continued)
74	Citigroup Global Markets	Alphabet, Inc. — Class C	920.000	USD	01/19/2018	$227,698	$(436,600)
247	Citigroup Global Markets	Alphabet, Inc. — Class C	920.000	USD	01/19/2018	693,232	(1,457,300)
221	Citigroup Global Markets	Alphabet, Inc. — Class C	940.000	USD	01/19/2018	532,474	(1,105,000)
74	Citigroup Global Markets	Alphabet, Inc. — Class C	940.000	USD	01/19/2018	187,368	(370,000)
184	Deutsche Bank AG	Amazon.com, Inc.	1,000.000	USD	01/19/2018	876,177	(1,159,200)
127	Deutsche Bank AG	Amazon.com, Inc.	1,080.000	USD	01/19/2018	596,106	(459,105)
128	Deutsche Bank AG	Amazon.com, Inc.	1,100.000	USD	01/19/2018	520,762	(373,120)
297	Deutsche Bank AG	Amazon.com, Inc.	950.000	USD	01/19/2018	1,427,571	(2,776,950)
575	Citigroup Global Markets	American Tower Corp.	115.000	USD	01/19/2018	219,650	(1,129,875)
575	Citigroup Global Markets	American Tower Corp.	120.000	USD	01/19/2018	156,400	(882,625)
918	Citigroup Global Markets	Apple, Inc.	175.000	USD	01/19/2018	321,621	(137,700)
919	Citigroup Global Markets	Apple, Inc.	180.000	USD	01/19/2018	239,556	(99,252)
221	Citigroup Global Markets	Biogen, Inc.	350.000	USD	01/19/2018	243,277	(173,485)
1,403	Bank of America N.A.	Boeing Co.	175.000	USD	01/19/2018	773,123	(3,781,085)
3,825	Deutsche Bank AG	Danaher Corp.	90.000	USD	01/19/2018	744,604	(627,300)
1,747	Credit Suisse Securities (USA) LLC	PNC Financial Services Group, Inc.	135.000	USD	01/19/2018	779,373	(557,293)
1,522	RBC Capital Markets	UnitedHealth Group, Inc.	180.000	USD	01/19/2018	826,655	(2,095,794)
331	Citigroup Global Markets	Visa, Inc. — Class A	105.000	USD	01/18/2018	204,252	(185,360)
1,575	Citigroup Global Markets	Visa, Inc. — Class A	105.000	USD	01/19/2018	298,725	(211,050)
331	Citigroup Global Markets	Visa, Inc. — Class A	110.000	USD	01/18/2018	150,994	(131,573)
331	Citigroup Global Markets	Visa, Inc. — Class A	115.000	USD	01/18/2018	108,607	(96,155)
2,811	Citigroup Global Markets	Visa, Inc. — Class A	90.000	USD	01/19/2018	1,066,752	(2,201,013)
5,290	Citigroup Global Markets	Visa, Inc. — Class A	95.000	USD	01/19/2018	1,517,421	(2,486,300)
2,772	JPMorgan Chase Bank N.A.	Wells Fargo & Co.	85.000	USD	01/19/2018	415,800	(58,212)
1,307	Deutsche Bank AG	Zoetis, Inc.	62.500	USD	01/19/2018	283,619	(457,450)
1,307	Deutsche Bank AG	Zoetis, Inc.	65.000	USD	01/19/2018	167,779	(297,343)
4,143	Goldman Sachs & Co.	Zoetis, Inc.	60.000	USD	01/19/2018	1,004,635	(2,063,214)
1,345	Goldman Sachs & Co.	Zoetis, Inc.	62.500	USD	01/19/2018	223,721	(470,750)
			Total Written OTC Options			$17,120,603	$(31,674,044)

Currency Abbreviations

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$31,774,114
Total Liability Derivatives		$31,774,114

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Written options	Totals
Equity contracts	$1,033,402	$18,429,768	$19,463,170
Total	$1,033,402	$18,429,768	$19,463,170

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Written options	Totals
Equity contracts	$(931,045)	$(14,429,602)	$(15,360,647)
Total	$(931,045)	$(14,429,602)	$(15,360,647)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	RBC Capital Markets	Totals
Liabilities:
Written options	$3,781,085	$16,497,228	$557,293	$6,150,468	$2,533,964	$58,212	$2,095,794	$31,674,044
Total Liabilities	$3,781,085	$16,497,228	$557,293	$6,150,468	$2,533,964	$58,212	$2,095,794	$31,674,044

Net OTC derivative instruments by counterparty, at fair value	$(3,781,085)	$(16,497,228)	$(557,293)	$(6,150,468)	$(2,533,964)	$(58,212)	$(2,095,794)	(31,674,044)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$(3,781,085)	$(16,497,228)	$(557,293)	$(6,150,468)	$(2,533,964)	$(58,212)	$(2,095,794)	$(31,674,044)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

75

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	26.1%
Health Care	11.3%
Industrials	10.5%
Information Technology	9.7%
Energy	9.4%
Consumer Discretionary	8.1%
Utilities	6.9%
Consumer Staples	6.3%
Materials	5.0%
Telecommunication Services	2.9%
Real Estate	2.1%
Technology	0.2%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.4%
	Consumer Discretionary: 8.1%
327,800	Comcast Corp. — Class A	$12,757,976	1.3
166,479	Las Vegas Sands Corp.	10,636,343	1.1
510,800	Twenty-First Century Fox, Inc. — Class B	14,235,996	1.4
1,703,825	Other Securities(a)	42,422,637	4.3
		80,052,952	8.1

	Consumer Staples: 6.3%
242,600	Archer-Daniels-Midland Co.	10,038,788	1.0
101,400	PepsiCo, Inc.	11,710,686	1.2
160,700	Tyson Foods, Inc.	10,064,641	1.0
124,600	Wal-Mart Stores, Inc.	9,429,728	0.9
698,861	Other Securities	21,489,786	2.2
		62,733,629	6.3

	Energy: 9.4%
96,290	Chevron Corp.	10,045,936	1.0
296,524	Exxon Mobil Corp.	23,938,382	2.4
192,700	Occidental Petroleum Corp.	11,536,949	1.2
358,500	Total S.A. ADR	17,778,015	1.8
674,915	Other Securities	30,039,911	3.0
		93,339,193	9.4

COMMON STOCK: (continued)
	Financials: 26.1%
99,300	Ameriprise Financial, Inc.	$12,639,897	1.3
175,900	Bank of New York Mellon Corp.	8,974,418	0.9
227,100	Citigroup, Inc.	15,188,448	1.5
454,400	Fifth Third Bancorp	11,796,224	1.2
389,944	JPMorgan Chase & Co.	35,640,881	3.6
319,100	Loews Corp.	14,937,071	1.5
113,000	Marsh & McLennan Cos., Inc.	8,809,480	0.9
292,100	Metlife, Inc.	16,047,974	1.6
466,400	Morgan Stanley	20,782,784	2.1
96,600	Northern Trust Corp.	9,390,486	1.0
74,800	PNC Financial Services Group, Inc.	9,340,276	1.0
189,500	State Street Corp.	17,003,835	1.7
245,000	US Bancorp	12,720,400	1.3
423,700	Wells Fargo & Co.	23,477,217	2.4
1,687,687	Other Securities	40,868,111	4.1
		257,617,502	26.1

	Health Care: 10.6%
89,164	Anthem, Inc.	16,774,423	1.7
162,000	Bristol-Myers Squibb Co.	9,026,640	0.9
143,800	Gilead Sciences, Inc.	10,178,164	1.0
153,600	Johnson & Johnson	20,319,744	2.1
116,200	Medtronic PLC	10,312,750	1.0
147,600	Merck & Co., Inc.	9,459,684	1.0
451,676	Pfizer, Inc.	15,171,797	1.5
294,116	Other Securities	13,439,831	1.4
		104,683,033	10.6

	Industrials: 10.5%
96,300	Boeing Co.	19,043,325	1.9
157,500	Emerson Electric Co.	9,390,150	1.0
457,600	General Electric Co.	12,359,776	1.3
84,100	Illinois Tool Works, Inc.	12,047,325	1.2
379,491	Johnson Controls International plc	16,454,730	1.7
101,300	United Parcel Service, Inc. — Class B	11,202,767	1.1
348,412	Other Securities(a)	22,953,719	2.3
		103,451,792	10.5

	Information Technology: 9.7%
254,100	Applied Materials, Inc.	10,496,871	1.1
386,000	Cisco Systems, Inc.	12,081,800	1.2
131,100	Harris Corp.	14,300,388	1.5
288,200	Microsoft Corp.	19,865,626	2.0
269,900	Qualcomm, Inc.	14,903,878	1.5
304,500	Other Securities	24,065,425	2.4
		95,713,988	9.7

	Materials: 5.0%
209,400	Du Pont E I de Nemours & Co.	16,900,674	1.7
180,493	International Paper Co.	10,217,709	1.1

See Accompanying Notes to Financial Statements

76

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
443,114	Other Securities	$22,059,928	2.2
		49,178,311	5.0

	Real Estate: 2.1%
574,384	Other Securities	21,038,484	2.1

	Telecommunication Services: 2.9%
403,458	Verizon Communications, Inc.	18,018,434	1.8
1,541,278	Other Securities(a)	10,452,771	1.1
		28,471,205	2.9

	Utilities: 5.7%
120,800	Edison International	9,445,352	1.0
403,400	NiSource, Inc.	10,230,224	1.0
195,000	PG&E Corp.	12,942,150	1.3
177,830	Southern Co.	8,514,500	0.9
547,700	Other Securities	15,174,977	1.5
		56,307,203	5.7

	Total Common Stock (Cost $731,257,551)	952,587,292	96.4

PREFERRED STOCK: 1.9%
	Health Care: 0.7%
125,262	Other Securities	6,861,852	0.7

	Utilities: 1.2%
225,717	Other Securities	12,160,527	1.2

	Total Preferred Stock (Cost $17,428,114)	19,022,379	1.9

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.2%
	Technology: 0.2%
1,575,000	Other Securities	1,861,933	0.2
	Total Corporate Bonds/Notes (Cost $1,566,848)	1,861,933	0.2
	Total Long-Term Investments (Cost $750,252,513)	973,471,604	98.5

SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 1.0%
325,622	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $325,652, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $332,134, due 07/28/17–09/09/49)	325,622	0.0

SHORT-TERM INVESTMENTS: (conntinued)
	Securities Lending Collateralcc: (continued)
2,410,653	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,410,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,458,866, due 07/15/17–05/20/67)	$2,410,653	0.2
2,410,653	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,410,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $2,458,866, due 07/13/17–12/01/51)	2,410,653	0.3
396,354	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $396,389, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $404,282, due 07/15/17–01/15/37)	396,354	0.0
194,671	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $194,691, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $198,565, due 07/07/17–01/15/30)	194,671	0.0
2,001,158	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,001,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $2,041,181, due 07/10/17–06/20/67)	2,001,158	0.2

See Accompanying Notes to Financial Statements

77

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (conntinued)
	Securities Lending Collateralcc: (continued)
2,410,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,410,958, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $2,458,907, due 01/15/19–02/15/46)	$2,410,700	0.3
		10,149,811	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
15,300,694	T. Rowe Price Reserve Investment Fund, 1.000%†† (Cost $15,300,694)	15,300,694	1.6

	Total Short-Term Investments (Cost $25,450,505)	25,450,505	2.6

	Total Investments in Securities (Cost $775,703,018)	$998,922,109	101.1
	Liabilities in Excess of Other Assets	(11,269,948)	(1.1)
	Net Assets	$987,652,161	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $782,467,593.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$248,418,637
Gross Unrealized Depreciation	(31,964,121)
Net Unrealized Appreciation	$216,454,516

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$80,052,952	$—	$—	$80,052,952
Consumer Staples	57,532,904	5,200,725	—	62,733,629
Energy	93,339,193	—	—	93,339,193
Financials	255,012,470	2,605,032	—	257,617,502
Health Care	99,301,245	5,381,788	—	104,683,033
Industrials	103,451,792	—	—	103,451,792
Information Technology	95,713,988	—	—	95,713,988
Materials	48,203,043	975,268	—	49,178,311
Real Estate	21,038,484	—	—	21,038,484
Telecommunication Services	22,166,629	6,304,576	—	28,471,205
Utilities	56,307,203	—	—	56,307,203
Total Common Stock	932,119,903	20,467,389	—	952,587,292

See Accompanying Notes to Financial Statements

78

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table (continued)
Investments, at fair value (continued)
Preferred Stock	$12,160,527	$6,861,852	$—	$19,022,379
Corporate Bonds/Notes	—	1,861,933	—	1,861,933
Short-Term Investments	15,300,694	10,149,811	—	25,450,505
Total Investments, at fair value	$959,581,124	$39,340,985	$—	$998,922,109

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

79

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

Japan	14.9%
United Kingdom	12.7%
Germany	7.0%
Switzerland	6.8%
China	6.2%
France	5.7%
United States	5.4%
India	5.0%
Hong Kong	5.0%
South Korea	3.4%
Countries between 0.3%–3.2%ˆ	25.8%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 19 countries, which each represents 0.3%–3.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Australia: 2.1%
218,039		Amcor Ltd.	$2,716,266	1.1
835,400		Other Securities	2,452,940	1.0
			5,169,206	2.1

		Austria: 1.1%
71,241	@	Erste Group Bank AG	2,728,875	1.1

		Belgium: 0.5%
15,937		Other Securities	1,208,331	0.5

		Brazil: 1.3%
252,634		BB Seguridade Participacoes SA	2,182,494	0.9
72,736		Other Securities	1,076,493	0.4
			3,258,987	1.3

		Canada: 3.2%
87,700		Canadian Natural Resources Ltd.	2,530,640	1.0
14,700		Canadian Pacific Railway Ltd.	2,365,172	1.0
66,046		Other Securities	2,823,442	1.2
			7,719,254	3.2

		China: 6.2%
18,421	@	Alibaba Group Holding Ltd. ADR	2,595,519	1.1
112,200		Tencent Holdings Ltd.	4,025,170	1.7

COMMON STOCK: (continued)
		China: (continued)
1,499,970		Other Securities(a)	$8,360,852	3.4
			14,981,541	6.2

		Denmark: 0.7%
54,199		Other Securities	1,582,556	0.7

		Finland: 1.4%
67,530		Sampo OYJ	3,464,676	1.4

		France: 5.7%
31,074		BNP Paribas	2,237,107	0.9
22,307		Sanofi	2,137,461	0.9
28,645		Schneider Electric SE	2,201,358	0.9
65,852		Total S.A.	3,269,362	1.3
17,795		Other Securities	4,027,454	1.7
			13,872,742	5.7

		Germany: 7.0%
45,978		Bayer AG	5,959,230	2.4
32,728		Fresenius SE & Co. KGaA	2,809,801	1.2
40,480	#	Scout24 AG	1,489,014	0.6
359,533		Other Securities	6,747,226	2.8
			17,005,271	7.0

		Hong Kong: 5.0%
601,000		AIA Group Ltd.	4,397,133	1.8
422,740		CK Hutchison Holdings Ltd.	5,305,195	2.2
39,200		Jardine Matheson Holdings Ltd.	2,516,482	1.0
			12,218,810	5.0

		India: 5.0%
132,704		Housing Development Finance Corp.	3,314,152	1.4
915,798		NTPC Ltd.	2,250,698	0.9
930,299		Other Securities	6,706,687	2.7
			12,271,537	5.0

		Indonesia: 1.5%
1,659,800		Bank Central Asia Tbk PT	2,263,666	0.9
4,778,100		Other Securities	1,358,770	0.6
			3,622,436	1.5

		Italy: 0.9%
261,329		Banca Mediolanum SpA	2,170,251	0.9

		Japan: 14.9%
270,400		Astellas Pharma, Inc.	3,314,212	1.4
81,500		Japan Tobacco, Inc.	2,864,571	1.2
203,100		Mitsubishi Electric Corp.	2,937,355	1.2
77,600		Nippon Telegraph & Telephone Corp.	3,663,038	1.5
78,000		Seven & I Holdings Co., Ltd.	3,218,627	1.3
221,000		Sumitomo Corp.	2,881,879	1.2
61,200		Tokio Marine Holdings, Inc.	2,546,732	1.0
485,300		Yahoo! Japan Corp.	2,109,709	0.9

See Accompanying Notes to Financial Statements

80

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
519,900		Other Securities	$12,822,513	5.2
			36,358,636	14.9

		Malaysia: 0.3%
1,403,100		Other Securities	826,958	0.3

		Mexico: 1.0%
262,873		Grupo Financiero Santander Mexico SAB de CV ADR	2,534,096	1.0

		Netherlands: 3.0%
23,500	@	NXP Semiconductor NV — NXPI — US	2,572,075	1.1
91,389		Other Securities	4,637,246	1.9
			7,209,321	3.0

		Peru: 0.3%
3,775		Other Securities	677,197	0.3

		South Africa: 0.4%
289,220		Other Securities	1,043,022	0.4

		South Korea: 3.4%
6,311	#,@	Netmarble Games Corp.	854,962	0.4
3,066		NAVER Corp.	2,247,473	0.9
1,549		Samsung Electronics Co., Ltd.	3,226,291	1.3
2,279		Other Securities	1,980,230	0.8
			8,308,956	3.4

		Spain: 2.3%
51,115		Amadeus IT Group SA	3,055,443	1.2
122,693		Grifols SA ADR	2,592,503	1.1
			5,647,946	2.3

		Sweden: 2.9%
97,178	@	Essity AB	2,658,792	1.1
43,927		Hexagon AB	2,086,957	0.8
204,700		Other Securities	2,397,670	1.0
			7,143,419	2.9

		Switzerland: 6.8%
56,108		Julius Baer Group Ltd.	2,964,535	1.2
79,298		Nestle S.A.	6,916,187	2.8
21,055		Roche Holding AG	5,379,867	2.2
71,107		Other Securities	1,330,960	0.6
			16,591,549	6.8

		Taiwan: 1.8%
644,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,399,945	1.8

		Thailand: 0.5%
610,200		Other Securities	1,126,496	0.5

		United Arab Emirates: 0.6%
69,940		Other Securities	1,463,145	0.6

		United Kingdom: 12.7%
51,581		British American Tobacco PLC	3,514,898	1.4

COMMON STOCK: (continued)
		United Kingdom: (continued)
357,320	#,@	ConvaTec Group PLC	$1,485,537	0.6
95,234		Prudential PLC	2,185,991	0.9
25,469		Reckitt Benckiser Group PLC	2,581,885	1.1
72,200		Shire PLC	3,981,053	1.6
137,793		Smith & Nephew PLC	2,379,491	1.0
1,016,931		Vodafone Group PLC	2,888,052	1.2
2,612,393		Other Securities(a)	11,960,862	4.9
			30,977,769	12.7

		United States: 5.2%
27,400		Colgate-Palmolive Co.	2,031,162	0.8
74,100	@	Liberty Global PLC — Class C	2,310,438	0.9
2,423	@	Priceline.com, Inc.	4,532,270	1.9
32,100		Other Securities	3,831,745	1.6
			12,705,615	5.2
		Total Common Stock (Cost $202,062,256)	238,288,543	97.7

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427		Other Securities	480,137	0.2

		Total Preferred Stock (Cost $258,546)	480,137	0.2

		Total Long-Term Investments (Cost $202,320,802)	238,768,680	97.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.4%
45,098	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $45,102, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $46,000, due 07/28/17–09/09/49)	45,098	0.0

See Accompanying Notes to Financial Statements

81

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
944,892	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $944,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $963,790, due 07/15/17–05/20/67)	$944,892	0.4
54,894	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $54,899, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $55,992, due 07/15/17–01/15/37)	54,894	0.0
26,961	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.26%, due 07/03/17 (Repurchase Amount $26,964, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $27,500, due 07/07/17–01/15/30)	26,961	0.0
		1,071,845	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,191,172	T. Rowe Price Reserve Investment Fund, 1.000%†† (Cost $1,191,172)	1,191,172	0.5
	Total Short-Term Investments (Cost $2,263,017)	2,263,017	0.9

	Total Investments in Securities (Cost $204,583,819)	$241,031,697	98.8
	Assets in Excess of Other Liabilities	2,848,685	1.2
	Net Assets	$243,880,382	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $206,627,000.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$41,586,951
Gross Unrealized Depreciation	(7,182,254)
Net Unrealized Appreciation	$34,404,697

Sector Diversification	Percentage of Net Assets
Financials	18.4%
Information Technology	16.5
Health Care	15.9
Consumer Staples	14.2
Industrials	11.0
Consumer Discretionary	8.1
Telecommunication Services	4.3
Materials	4.3
Energy	3.0
Utilities	1.5
Real Estate	0.7
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

See Accompanying Notes to Financial Statements

82

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,169,206	$—	$5,169,206
Austria	—	2,728,875	—	2,728,875
Belgium	—	1,208,331	—	1,208,331
Brazil	3,258,987	—	—	3,258,987
Canada	7,719,254	—	—	7,719,254
China	6,232,502	8,749,039	—	14,981,541
Denmark	—	1,582,556	—	1,582,556
Finland	—	3,464,676	—	3,464,676
France	—	13,872,742	—	13,872,742
Germany	—	17,005,271	—	17,005,271
Hong Kong	—	12,218,810	—	12,218,810
India	—	12,271,537	—	12,271,537
Indonesia	1,358,770	2,263,666	—	3,622,436
Italy	—	2,170,251	—	2,170,251
Japan	—	36,358,636	—	36,358,636
Malaysia	826,958	—	—	826,958
Mexico	2,534,096	—	—	2,534,096
Netherlands	2,572,075	4,637,246	—	7,209,321
Peru	677,197	—	—	677,197
South Africa	—	1,043,022	—	1,043,022
South Korea	854,962	7,453,994	—	8,308,956
Spain	2,592,503	3,055,443	—	5,647,946
Sweden	2,658,792	4,484,627	—	7,143,419
Switzerland	—	16,591,549	—	16,591,549
Taiwan	—	4,399,945	—	4,399,945
Thailand	—	1,126,496	—	1,126,496
United Arab Emirates	1,463,145	—	—	1,463,145
United Kingdom	4,253,503	26,724,266	—	30,977,769
United States	12,705,615	—	—	12,705,615
Total Common Stock	49,708,359	188,580,184	—	238,288,543
Preferred Stock	—	—	480,137	480,137
Short-Term Investments	1,191,172	1,071,845	—	2,263,017
Total Investments, at fair value	$50,899,531	$189,652,029	$480,137	$241,031,697
Other Financial Instruments+
Forward Foreign Currency Contracts	—	38,541	—	38,541
Total Assets	$50,899,531	$189,690,570	$480,137	$241,070,238
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(26,146)	$—	$(26,146)
Total Liabilities	$—	$(26,146)	$—	$(26,146)

(1)	For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $1,813,474 were transferred from Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

83

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,819,345	JPY 200,158,000	Bank of America N.A.	07/19/17	$38,541
USD 1,215,742	GBP 953,000	Bank of America N.A.	07/19/17	(26,146)
				$12,395

Currency Abbreviations

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$38,541
Total Asset Derivatives		$38,541
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$26,146
Total Liability Derivatives		$26,146

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$59,851
Total	$59,851

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(181,759)
Total	$(181,759)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

84

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

Bank of America N.A.
Assets:
Forward foreign currency contracts	38,541
Total Assets	$38,541
Liabilities:
Forward foreign currency contracts	$26,146
Total Liabilities	$26,146

Net OTC derivative instruments by counterparty, at fair value	$12,395

Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$12,395

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

85

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

Proposals:

1	To approve an Agreement and Plan of Reorganization by and between VY® FMR® Diversified Mid Cap Portfolio (“FMR Portfolio”) and Voya MidCap Opportunities Portfolio (“Voya Portfolio”), providing for the reorganization of FMR Portfolio with and into Voya Portfolio (the “Reorganization”).

A special meeting of shareholders of VY® FMR® Diversified Mid Cap Portfolio was held June 22, 2017, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY® FMR® Diversified Mid Cap Portfolio	1*	37,179,749.473	1,529,859.066	2,929,624.861		41,639,233.400

*	Proposal Passed

86

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when Voya Government Liquid Assets Portfolio, VY® FMR® Diversified Mid Cap Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio, and VY® T. Rowe Price International Stock Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Voya Investors Trust (“VIT”), enter into new investment management and sub-advisory agreements, the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and the sub-advisers (the “Sub-Advisers”) for the Portfolios in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.

In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.

The materials provided to the Board to inform its consideration of whether to approve each Portfolio’s Management Contract and each Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Advisers in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.

The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Advisers and their affiliates; (4) a comparison of the Portfolios’ fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to Shareholders for the period ended December 31, 2016.

The Board also considered that: (1) each Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) each Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Advisers will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

87

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

88

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-VIT1AISS2 (0617-082417)

Semi-Annual Report
June 30, 2017
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
■
Voya High Yield Portfolio

■
Voya Large Cap Growth Portfolio

■
Voya Large Cap Value Portfolio

■
Voya Limited Maturity Bond Portfolio

■
Voya Multi-Manager Large Cap Core Portfolio

■
Voya U.S. Stock Index Portfolio

■
VY® Clarion Real Estate Portfolio

■
VY® Franklin Income Portfolio

■
VY® JPMorgan Small Cap Core Equity Portfolio

■
VY® Templeton Global Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,040.50	1.08%	$5.46	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	1,043.60	0.48	2.43	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,042.30	0.73	3.70	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,041.50	0.88	4.45	1,000.00	1,020.43	0.88	4.41
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,139.30	1.27%	$6.74	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,142.40	0.67	3.56	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	1,143.00	0.67	3.56	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,141.40	0.92	4.88	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,140.00	1.07	5.68	1,000.00	1,019.49	1.07	5.36
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,060.20	1.24%	$6.33	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,063.30	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,063.40	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,062.40	0.89	4.55	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,061.60	1.04	5.32	1,000.00	1,019.64	1.04	5.21

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,007.30	0.89%	$4.43	$1,000.00	$1,020.38	0.89%	$4.46
Class I	1,000.00	1,010.30	0.29	1.45	1,000.00	1,023.36	0.29	1.45
Class S	1,000.00	1,008.10	0.54	2.69	1,000.00	1,022.12	0.54	2.71
Voya Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$1,091.30	1.32%	$6.84	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	1,094.00	0.72	3.74	1,000.00	1,021.22	0.72	3.61
Class R6	1,000.00	1,094.00	0.72	3.74	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,092.60	0.97	5.03	1,000.00	1,019.98	0.97	4.86
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,088.90	0.80%	$4.14	$1,000.00	$1,020.83	0.80%	$4.01
Class I	1,000.00	1,091.40	0.27	1.40	1,000.00	1,023.46	0.27	1.35
Class P2(1)	1,000.00	1,018.30	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,090.60	0.51	2.64	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	1,089.40	0.67	3.47	1,000.00	1,021.47	0.67	3.36
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,020.00	1.31%	$6.56	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,022.90	0.71	3.56	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,021.60	0.96	4.81	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,020.90	1.11	5.56	1,000.00	1,019.29	1.11	5.56
VY® Franklin Income Portfolio
Class ADV	$1,000.00	$1,046.10	1.26%	$6.39	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,048.00	0.66	3.35	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,047.30	0.91	4.62	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,046.50	1.06	5.38	1,000.00	1,019.54	1.06	5.31
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,055.60	1.45%	$7.39	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,058.20	0.85	4.34	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,058.20	0.85	4.34	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,057.40	1.10	5.61	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,056.40	1.25	6.37	1,000.00	1,018.60	1.25	6.26
VY® Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,107.40	1.43%	$7.47	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	1,110.00	0.83	4.34	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,108.10	1.08	5.65	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	1,108.20	1.23	6.43	1,000.00	1,018.70	1.23	6.16

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 3, 2017. Expenses paid for the actual Portolio’s return reflect the 58-day period ended June 30, 2017.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$599,751,355	$6,120,049,453	$1,343,842,395	$233,449,685
Short-term investments at fair value**	35,184,760	115,489,970	26,671,818	38,703,219
Total investments at fair value	$634,936,115	$6,235,539,423	$1,370,514,213	$272,152,904
Cash	20,058,277	802	435	58,316
Cash collateral for futures	—	—	—	257,748
Receivables:
Investment securities sold	—	40,372,826	—	16,263,882
Fund shares sold	185,209	580,854	1,752,085	1,038,011
Dividends	—	2,485,372	2,450,685	3,235
Interest	9,624,791	—	—	1,061,713
Foreign tax reclaims	—	92,302	250,400	—
Prepaid expenses	—	29,442	7,627	—
Reimbursement due from manager	—	2,639	108,278	—
Other assets	26,102	206,938	69,963	12,674
Total assets	664,830,494	6,279,310,598	1,375,153,686	290,848,483
LIABILITIES:
Payable for investment securities purchased	6,998,800	26,541,718	—	17,311,736
Payable for fund shares redeemed	264,408	11,059,150	72,390	32,230
Payable upon receipt of securities loaned	35,184,760	68,004,970	18,993,818	760,563
Payable for unified fees	251,268	—	—	62,834
Payable for investment management fees	—	3,336,667	802,780	—
Payable for distribution and shareholder service fees	144,903	1,478,426	211,400	28,430
Payable to trustees under the deferred compensation plan (Note 6)	26,102	206,938	69,963	12,674
Payable for trustee fees	—	30,627	7,614	—
Other accrued expenses and liabilities	—	724,554	205,598	—
Total liabilities	42,870,241	111,383,050	20,363,563	18,208,467
NET ASSETS	$621,960,253	$6,167,927,548	$1,354,790,123	$272,640,016
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$651,740,416	$4,352,496,176	$1,107,886,023	$280,609,623
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	990,289	36,538,288	21,483,860	(449,532)
Accumulated net realized gain (loss)	(45,749,011)	781,247,359	84,953,630	(7,765,309)
Net unrealized appreciation	14,978,559	997,645,725	140,466,610	245,234
NET ASSETS	$621,960,253	$6,167,927,548	$1,354,790,123	$272,640,016
+ Including securities loaned at value	$34,308,798	$66,468,246	$18,556,036	$732,083
* Cost of investments in securities	$584,772,795	$5,122,395,838	$1,203,362,704	$233,274,116
** Cost of short-term investments	$35,184,760	$115,489,970	$26,671,818	$38,657,258
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$98,824,926	$2,018,777,940	$63,116,292	$21,303,109
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,807,662	109,234,401	5,047,425	2,182,574
Net asset value and redemption price per share	$10.08	$18.48	$12.50	$9.76
Class I
Net assets	$60,712,606	$2,004,064,967	$417,133,782	$163,290,793
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,021,697	101,155,549	32,684,249	16,399,866
Net asset value and redemption price per share	$10.08	$19.81	$12.76	$9.96
Class R6
Net assets	n/a	$17,557,159	$1,203,110	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	885,912	94,349	n/a
Net asset value and redemption price per share	n/a	$19.82	$12.75	n/a
Class S
Net assets	$456,368,465	$2,058,469,916	$873,248,537	$88,046,114
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	45,295,625	106,279,976	69,325,031	8,774,068
Net asset value and redemption price per share	$10.08	$19.37	$12.60	$10.03
Class S2
Net assets	$6,054,256	$69,057,566	$88,402	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	600,057	3,592,074	7,019	n/a
Net asset value and redemption price per share	$10.09	$19.22	$12.59	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
ASSETS:
Investments in securities at fair value+*	$314,041,026	$4,877,287,919	$530,900,387	$453,607,331
Short-term investments at fair value**	2,742,683	76,044,158	2,252,403	38,627,324
Total investments at fair value	$316,783,709	$4,953,332,077	$533,152,790	$492,234,655
Cash	1,984	1,776	—	57,079
Cash collateral for futures	—	2,284,779	—	—
Receivables:
Investment securities sold	5,764,569	—	17,299,292	2,431,522
Fund shares sold	476,715	5,454,284	920,740	714,592
Dividends	339,435	4,893,012	2,064,178	402,249
Interest	—	—	—	2,985,078
Foreign tax reclaims	—	—	—	238,696
Prepaid expenses	—	—	2,741	2,399
Reimbursement due from manager	—	78,665	44,914	40,968
Other assets	8,686	111,314	26,274	22,183
Total assets	323,375,098	4,966,155,907	553,510,929	499,129,421
LIABILITIES:
Payable for investment securities purchased	1,589,709	2,066,746	14,362,780	116,699
Payable for fund shares redeemed	31,529	1,791,301	36,557	286
Payable upon receipt of securities loaned	—	21,667,158	—	22,468,110
Payable for unified fees	192,794	1,065,969	—	—
Payable for investment management fees	—	—	365,825	296,325
Payable for distribution and shareholder service fees	12,327	129,078	117,330	120,004
Payable to trustees under the deferred compensation plan (Note 6)	8,686	111,314	26,274	22,183
Payable for trustee fees	—	—	2,833	2,465
Other accrued expenses and liabilities	—	—	53,542	90,680
Total liabilities	1,835,045	26,831,566	14,965,141	23,116,752
NET ASSETS	$321,540,053	$4,939,324,341	$538,545,788	$476,012,669
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$230,288,562	$2,756,099,659	$475,576,211	$427,720,619
Undistributed net investment income	2,474,669	53,433,337	15,824,946	31,713,365
Accumulated net realized gain (loss)	34,720,433	304,843,717	21,321,791	(25,032,733)
Net unrealized appreciation	54,056,389	1,824,947,628	25,822,840	41,611,418
NET ASSETS	$321,540,053	$4,939,324,341	$538,545,788	$476,012,669
+ Including securities loaned at value	$—	$21,137,112	$—	$21,883,184
* Cost of investments in securities	$259,984,637	$3,052,001,951	$505,077,548	$411,998,363
** Cost of short-term investments	$2,742,683	$76,044,158	$2,252,403	$38,626,878
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
Class ADV
Net assets	$1,132,764	$118,509,836	$82,490,497	$77,153,524
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	70,196	8,134,607	2,310,927	6,945,694
Net asset value and redemption price per share	$16.14	$14.57	$35.70	$11.11
Class I
Net assets	$263,522,730	$3,543,047,771	$101,141,153	$9,122,341
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,175,672	235,342,959	2,695,474	787,442
Net asset value and redemption price per share	$16.29	$15.05	$37.52	$11.58
Class P2
Net assets	n/a	$1,019,050,721	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	67,665,434	n/a	n/a
Net asset value and redemption price per share	n/a	$15.06	n/a	n/a
Class R6
Net assets	$3,503	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	215	n/a	n/a	n/a
Net asset value and redemption price per share	$16.29	n/a	n/a	n/a
Class S
Net assets	$56,881,056	$72,805,507	$334,328,564	$382,790,368
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,490,736	4,874,891	8,946,536	33,258,323
Net asset value and redemption price per share	$16.29	$14.93	$37.37	$11.51
Class S2
Net assets	n/a	$185,910,506	$20,585,574	$6,946,436
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	12,600,588	554,737	605,487
Net asset value and redemption price per share	n/a	$14.75	$37.11	$11.47
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$739,090,152	$189,365,689
Short-term investments at fair value**	74,380,548	8,160,923
Total investments at fair value	$813,470,700	$197,526,612
Cash	8,364	318,641
Cash collateral for futures	711,726	—
Foreign currencies at value***	—	6,220
Receivables:
Investment securities sold	4,402,176	554,042
Fund shares sold	773,946	216
Dividends	755,680	272,251
Interest	—	4,515
Foreign tax reclaims	—	318,945
Reimbursement due from manager	—	17,718
Other assets	19,826	15,761
Total assets	820,142,418	199,034,921
LIABILITIES:
Payable for investment securities purchased	11,998,388	992,370
Payable for fund shares redeemed	382,189	195,234
Payable upon receipt of securities loaned	43,357,954	1,360,923
Unrealized depreciation on forward foreign currency contracts	—	207
Payable for unified fees	533,603	154,850
Payable for distribution and shareholder service fees	158,937	40,303
Payable to trustees under the deferred compensation plan (Note 6)	19,826	15,761
Total liabilities	56,450,897	2,759,648
NET ASSETS	$763,691,521	$196,275,273
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$503,112,907	$160,017,544
Undistributed net investment income	5,059,435	5,035,883
Accumulated net realized gain	86,552,176	6,933,089
Net unrealized appreciation	168,967,003	24,288,757
NET ASSETS	$763,691,521	$196,275,273
+ Including securities loaned at value	$42,231,514	$1,325,996
* Cost of investments in securities	$570,150,087	$165,069,965
** Cost of short-term investments	$74,380,548	$8,160,677
*** Cost of foreign currencies	$—	$6,164
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
Class ADV
Net assets	$122,932,499	$6,942
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,282,498	660
Net asset value and redemption price per share	$19.57	$10.52
Class I
Net assets	$175,551,691	$2,176,110
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	8,467,291	199,648
Net asset value and redemption price per share	$20.73	$10.90
Class R6
Net assets	$14,959,737	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	721,910	n/a
Net asset value and redemption price per share	$20.72	n/a
Class S
Net assets	$412,426,264	$190,687,710
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	20,161,031	17,379,179
Net asset value and redemption price per share	$20.46	$10.97
Class S2
Net assets	$37,821,330	$3,404,511
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,869,145	313,586
Net asset value and redemption price per share	$20.23	$10.86
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$42,551,491	$21,808,104	$27,244
Interest	19,913,298	—	722	2,451,153
Securities lending income, net	217,140	386,404	101,181	31,461
Total investment income	20,130,438	42,937,895	21,910,007	2,509,858
EXPENSES:
Investment management fees	—	19,650,955	5,410,140	—
Unified fees	1,536,757	—	—	386,978
Distribution and shareholder service fees:
Class ADV	295,389	6,093,990	191,502	65,859
Class S	581,797	2,588,750	1,118,231	112,570
Class S2	11,929	137,754	818	—
Transfer agent fees:
Class R6	—	—	—	—
Transfer agent fees	—	3,963	1,247	—
Shareholder reporting expense	—	136,474	33,620	—
Professional fees	—	116,290	28,055	—
Custody and accounting expense	—	297,450	76,925	—
Trustee fees and expenses	21,779	91,881	22,843	10,211
Miscellaneous expense	—	157,838	43,166	—
Interest expense	—	6,194	184	—
Total expenses	2,447,651	29,281,539	6,926,731	575,618
Waived and reimbursed fees	(47,584)	(38,113)	(781,489)	—
Net expenses	2,400,067	29,243,426	6,145,242	575,618
Net investment income	17,730,371	13,694,469	15,764,765	1,934,240
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	802,205	341,081,585	108,356,468	103,316
Foreign currency related transactions	138	(2,396)	18,021	—
Futures	—	—	53,529	(244,854)
Swaps	—	—	—	13,763
Net realized gain (loss)	802,343	341,079,189	108,428,018	(127,775)
Net change in unrealized appreciation (depreciation) on:
Investments	7,421,034	444,303,237	(30,084,784)	818,331
Foreign currency related transactions	—	15,867	20,298	—
Futures	—	—	(8,010)	(943)
Swaps	—	—	—	(13,562)
Net change in unrealized appreciation (depreciation)	7,421,034	444,319,104	(30,072,496)	803,826
Net realized and unrealized gain	8,223,377	785,398,293	78,355,522	676,051
Increase in net assets resulting from operations	$25,953,748	$799,092,762	$94,120,287	$2,610,291
* Foreign taxes withheld	$—	$—	$114,765	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,064,910	$48,082,642	$7,362,437	$4,797,317
Interest	—	54,411	—	8,088,655
Securities lending income, net	3,037	53,464	2,126	217,986
Total investment income	3,067,947	48,190,517	7,364,563	13,103,958
EXPENSES:
Investment management fees	—	—	2,297,769	1,832,770
Unified fees	1,271,955	6,145,416	—	—
Distribution and shareholder service fees:
Class ADV	3,351	313,813	258,410	226,042
Class S	71,656	84,979	440,605	496,075
Class S2	—	364,120	43,354	14,703
Transfer agent fees	—	—	519	272
Shareholder reporting expense	—	—	17,195	14,842
Professional fees	—	—	13,756	12,300
Custody and accounting expense	—	—	32,580	32,082
Trustee fees and expenses	13,323	154,863	8,501	7,394
Miscellaneous expense	—	—	21,305	16,066
Interest expense	441	6,082	—	—
Total expenses	1,360,726	7,069,273	3,133,994	2,652,546
Waived and reimbursed fees	(12,440)	(178,849)	(391,417)	(295,610)
Brokerage commission recapture	(7,899)	—	—	(792)
Net expenses	1,340,387	6,890,424	2,742,577	2,356,144
Net investment income	1,727,560	41,300,093	4,621,986	10,747,814
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,678,273	103,733,295	27,585,771	16,844,377
Foreign currency related transactions	430	—	523	3,441
Futures	—	3,683,742	—	—
Net realized gain	17,678,703	107,417,037	27,586,294	16,847,818
Net change in unrealized appreciation (depreciation) on:
Investments	12,646,704	267,596,087	(20,164,679)	(4,409,613)
Foreign currency related transactions	—	—	—	18,932
Futures	—	(143,144)	—	—
Net change in unrealized appreciation (depreciation)	12,646,704	267,452,943	(20,164,679)	(4,390,681)
Net realized and unrealized gain	30,325,407	374,869,980	7,421,615	12,457,137
Increase in net assets resulting from operations	$32,052,967	$416,170,073	$12,043,601	$23,204,951
* Foreign taxes withheld	$2,756	$—	$—	$254,350
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,144,928	$2,859,733
Interest	—	133,296
Securities lending income, net	479,897	31,562
Total investment income	5,624,825	3,024,591
EXPENSES:
Unified fees	3,220,965	930,947
Distribution and shareholder service fees:
Class ADV	362,100	20
Class S	526,978	235,826
Class S2	76,794	6,465
Trustee fees and expenses	24,971	7,220
Total expenses	4,211,808	1,180,478
Waived and reimbursed fees	—	(131,949)
Brokerage commission recapture	(15,810)	(2,225)
Net expenses	4,195,998	1,046,304
Net investment income	1,428,827	1,978,287
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	47,472,367	6,582,460
Foreign currency related transactions	—	597
Futures	388,786	—
Net realized gain	47,861,153	6,583,057
Net change in unrealized appreciation (depreciation) on:
Investments	(6,619,573)	11,554,208
Foreign currency related transactions	69	18,927
Futures	154,842	—
Net change in unrealized appreciation (depreciation)	(6,464,662)	11,573,135
Net realized and unrealized gain	41,396,491	18,156,192
Increase in net assets resulting from operations	$42,825,318	$20,134,479
* Foreign taxes withheld	$9,423	$239,236
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya High Yield Portfolio		Voya Large Cap Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$17,730,371	$38,060,059	$13,694,469	$22,955,802
Net realized gain (loss)	802,343	(18,338,585)	341,079,189	456,729,663
Net change in unrealized appreciation (depreciation)	7,421,034	67,756,236	444,319,104	(275,685,170)
Increase in net assets resulting from operations	25,953,748	87,477,710	799,092,762	204,000,295
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(3,260,700)	(6,014,357)	—	—
Class I	(2,070,830)	(4,565,788)	—	(10,150,685)
Class R6	—	—	—	(8,761)
Class S	(16,219,581)	(31,752,793)	—	(5,968,265)
Class S2	(203,533)	(362,229)	—	(79,319)
Net realized gains:
Class ADV	—	—	—	(287,609,320)
Class I	—	—	—	(233,935,266)
Class R6	—	—	—	(201,908)
Class S	—	—	—	(259,037,272)
Class S2	—	—	—	(9,064,499)
Total distributions	(21,754,644)	(42,695,167)	—	(806,055,295)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,930,061	63,893,800	269,835,734	272,064,269
Proceeds from shares issued in merger (Note 11 )	—	—	—	186,912,298
Reinvestment of distributions	21,754,644	42,695,167	—	806,054,895
	46,684,705	106,588,967	269,835,734	1,265,031,462
Cost of shares redeemed	(76,364,430)	(139,438,606)	(745,111,725)	(1,095,121,802)
Net increase (decrease) in net assets resulting from capital share transactions	(29,679,725)	(32,849,639)	(475,275,991)	169,909,660
Net increase (decrease) in net assets	(25,480,621)	11,932,904	323,816,771	(432,145,340)
NET ASSETS:
Beginning of year or period	647,440,874	635,507,970	5,844,110,777	6,276,256,117
End of year or period	$621,960,253	$647,440,874	$6,167,927,548	$5,844,110,777
Undistributed net investment income at end of year or period	$990,289	$5,014,562	$36,538,288	$22,843,819

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Large Cap Value Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$15,764,765	$34,360,449	$1,934,240	$3,768,395
Net realized gain (loss)	108,428,018	(7,057,585)	(127,775)	(831,728)
Net change in unrealized appreciation (depreciation)	(30,072,496)	169,006,083	803,826	733,211
Increase in net assets resulting from operations	94,120,287	196,308,947	2,610,291	3,669,878
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,168,861)	(161,378)	(387,210)
Class I	—	(13,344,348)	(1,707,180)	(4,822,555)
Class R6	—	(10,704)	—	—
Class S	—	(19,928,505)	(819,499)	(2,257,293)
Class S2	—	(10,717)	—	—
Net realized gains:
Class ADV	—	(1,935,899)	—	—
Class I	—	(16,734,440)	—	—
Class R6	—	(91)	—	—
Class S	—	(29,132,837)	—	—
Class S2	—	(17,814)	—	—
Total distributions	—	(82,284,216)	(2,688,057)	(7,467,058)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,855,407	46,200,337	27,226,447	92,459,275
Reinvestment of distributions	—	82,284,052	2,665,350	7,467,058
	29,855,407	128,484,389	29,891,797	99,926,333
Cost of shares redeemed	(342,373,891)	(296,157,936)	(49,678,902)	(93,239,952)
Net increase (decrease) in net assets resulting from capital share transactions	(312,518,484)	(167,673,547)	(19,787,105)	6,686,381
Net increase (decrease) in net assets	(218,398,197)	(53,648,816)	(19,864,871)	2,889,201
NET ASSETS:
Beginning of year or period	1,573,188,320	1,626,837,136	292,504,887	289,615,686
End of year or period	$1,354,790,123	$1,573,188,320	$272,640,016	$292,504,887
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$21,483,860	$5,719,095	$(449,532)	$304,285

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Multi-Manager Large Cap Core Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,727,560	$4,339,545	$41,300,093	$82,920,881
Net realized gain	17,678,703	18,739,315	107,417,037	251,349,371
Net change in unrealized appreciation (depreciation)	12,646,704	8,508,481	267,452,943	153,412,086
Increase in net assets resulting from operations	32,052,967	31,587,341	416,170,073	487,682,338
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(17,468)	—	(1,752,401)
Class I	—	(7,020,673)	—	(82,318,524)
Class R6	—	(67)	—	—
Class S	—	(1,115,605)	—	(1,104,226)
Class S2	—	—	—	(2,883,758)
Net realized gains:
Class ADV	—	(40,328)	—	(6,874,628)
Class I	—	(12,302,917)	—	(232,818,552)
Class R6	—	(110)	—	—
Class S	—	(2,129,626)	—	(2,978,860)
Class S2	—	—	—	(10,777,471)
Total distributions	—	(22,626,794)	—	(341,508,420)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,627,201	83,689,811	1,582,541,677	785,450,256
Reinvestment of distributions	—	22,626,794	—	341,508,420
	24,627,201	106,316,605	1,582,541,677	1,126,958,676
Cost of shares redeemed	(98,112,628)	(152,866,082)	(1,608,484,165)	(1,225,931,880)
Net decrease in net assets resulting from capital share transactions	(73,485,427)	(46,549,477)	(25,942,488)	(98,973,204)
Net increase (decrease) in net assets	(41,432,460)	(37,588,930)	390,227,585	47,200,714
NET ASSETS:
Beginning of year or period	362,972,513	400,561,443	4,549,096,756	4,501,896,042
End of year or period	$321,540,053	$362,972,513	$4,939,324,341	$4,549,096,756
Undistributed net investment income at end of year or period	$2,474,669	$747,109	$53,433,337	$12,133,244

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Clarion Real Estate Portfolio		VY® Franklin Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$4,621,986	$10,841,328	$10,747,814	$21,742,914
Net realized gain	27,586,294	68,855,170	16,847,818	23,347,941
Net change in unrealized appreciation (depreciation)	(20,164,679)	(53,204,298)	(4,390,681)	25,198,179
Increase in net assets resulting from operations	12,043,601	26,492,200	23,204,951	70,289,034
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,198,205)	—	(4,263,768)
Class I	—	(1,971,015)	—	(618,851)
Class S	—	(6,488,209)	—	(26,249,211)
Class S2	—	(355,778)	—	(493,831)
Total distributions	—	(10,013,207)	—	(31,625,661)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,269,067	62,918,567	7,816,141	17,786,918
Reinvestment of distributions	—	10,013,207	—	31,625,661
	17,269,067	72,931,774	7,816,141	49,412,579
Cost of shares redeemed	(85,277,186)	(170,200,255)	(55,548,742)	(87,585,053)
Net decrease in net assets resulting from capital share transactions	(68,008,119)	(97,268,481)	(47,732,601)	(38,172,474)
Net increase (decrease) in net assets	(55,964,518)	(80,789,488)	(24,527,650)	490,899
NET ASSETS:
Beginning of year or period	594,510,306	675,299,794	500,540,319	500,049,420
End of year or period	$538,545,788	$594,510,306	$476,012,669	$500,540,319
Undistributed net investment income at end of year or period	$15,824,946	$11,202,960	$31,713,365	$20,965,551

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio		VY® Templeton Global Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,428,827	$3,608,803	$1,978,287	$3,097,987
Net realized gain	47,861,153	41,896,170	6,583,057	2,491,625
Net change in unrealized appreciation (depreciation)	(6,464,662)	93,467,637	11,573,135	13,656,884
Increase in net assets resulting from operations	42,825,318	138,972,610	20,134,479	19,246,496
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(237,737)	—	(200)
Class I	—	(1,247,160)	—	(74,537)
Class R6	—	(24)	—	—
Class S	—	(1,985,091)	—	(7,004,127)
Class S2	—	(123,040)	—	(115,208)
Net realized gains:
Class ADV	—	(9,678,682)	—	(1,797)
Class I	—	(13,726,503)	—	(568,227)
Class R6	—	(265)	—	—
Class S	—	(34,211,734)	—	(57,886,519)
Class S2	—	(3,373,867)	—	(1,007,512)
Total distributions	—	(64,584,103)	—	(66,658,127)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,080,808	54,122,220	3,348,315	4,159,153
Reinvestment of distributions	—	64,584,103	—	66,658,127
	37,080,808	118,706,323	3,348,315	70,817,280
Cost of shares redeemed	(91,511,437)	(127,425,505)	(20,623,826)	(39,189,601)
Net increase (decrease) in net assets resulting from capital share transactions	(54,430,629)	(8,719,182)	(17,275,511)	31,627,679
Net increase (decrease) in net assets	(11,605,311)	65,669,325	2,858,968	(15,783,952)
NET ASSETS:
Beginning of year or period	775,296,832	709,627,507	193,416,305	209,200,257
End of year or period	$763,691,521	$775,296,832	$196,275,273	$193,416,305
Undistributed net investment income at end of year or period	$5,059,435	$3,630,608	$5,035,883	$3,057,596

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio
Class ADV
06-30-17	10.01	0.27•	0.13	0.40	0.33	—	—	0.33	—	10.08	4.05	1.10	1.08	1.08	5.34	98,825	17
12-31-16	9.33	0.55	0.74	1.29	0.61	—	—	0.61	—	10.01	14.21	1.14	1.08	1.08	5.56	98,835	31
12-31-15	10.10	0.56•	(0.78)	(0.22)	0.55	—	—	0.55	—	9.33	(2.35)	1.24	1.08	1.08	5.57	94,398	33
12-31-14	10.60	0.57•	(0.47)	0.10	0.60	—	—	0.60	—	10.10	0.81	1.25	1.08	1.08	5.44	111,226	78
12-31-13	10.63	0.58•	(0.04)	0.54	0.57	—	—	0.57	—	10.60	5.25	1.25	1.10	1.10	5.44	117,539	26
12-31-12	9.93	0.59	0.73	1.32	0.62	—	—	0.62	—	10.63	13.64	1.25	1.10	1.10	5.81	92,640	32
Class I
06-30-17	10.01	0.30•	0.13	0.43	0.36	—	—	0.36	—	10.08	4.36	0.50	0.48	0.48	5.93	60,713	17
12-31-16	9.33	0.60•	0.75	1.35	0.67	—	—	0.67	—	10.01	14.89	0.49	0.48	0.48	6.16	57,828	31
12-31-15	10.11	0.60	(0.77)	(0.17)	0.61	—	—	0.61	—	9.33	(1.86)	0.49	0.48	0.48	6.18	63,622	33
12-31-14	10.61	0.64•	(0.48)	0.16	0.66	—	—	0.66	—	10.11	1.41	0.50	0.48	0.48	6.03	61,136	78
12-31-13	10.64	0.64•	(0.03)	0.61	0.64	—	—	0.64	—	10.61	5.89	0.50	0.50	0.50	6.01	86,289	26
12-31-12	9.93	0.66•	0.73	1.39	0.68	—	—	0.68	—	10.64	14.43	0.50	0.50	0.50	6.43	147,591	32
Class S
06-30-17	10.01	0.28•	0.14	0.42	0.35	—	—	0.35	—	10.08	4.23	0.75	0.73	0.73	5.69	456,368	17
12-31-16	9.33	0.58	0.75	1.33	0.65	—	—	0.65	—	10.01	14.61	0.74	0.73	0.73	5.91	484,963	31
12-31-15	10.10	0.59•	(0.77)	(0.18)	0.59	—	—	0.59	—	9.33	(2.01)	0.74	0.73	0.73	5.91	472,161	33
12-31-14	10.60	0.61•	(0.48)	0.13	0.63	—	—	0.63	—	10.10	1.16	0.75	0.73	0.73	5.79	590,463	78
12-31-13	10.63	0.62	(0.04)	0.58	0.61	—	—	0.61	—	10.60	5.62	0.75	0.75	0.75	5.78	691,275	26
12-31-12	9.93	0.64•	0.71	1.35	0.65	—	—	0.65	—	10.63	14.04	0.75	0.75	0.75	6.17	759,066	32
Class S2
06-30-17	10.02	0.28•	0.13	0.41	0.34	—	—	0.34	—	10.09	4.15	0.90	0.88	0.88	5.54	6,054	17
12-31-16	9.34	0.56	0.75	1.31	0.63	—	—	0.63	—	10.02	14.43	0.92	0.88	0.88	5.76	5,815	31
12-31-15	10.11	0.58•	(0.77)	(0.19)	0.58	—	—	0.58	—	9.34	(2.15)	0.99	0.88	0.88	5.76	5,327	33
12-31-14	10.62	0.59	(0.48)	0.11	0.62	—	—	0.62	—	10.11	0.92	1.00	0.88	0.88	5.64	6,863	78
12-31-13	10.65	0.60•	(0.03)	0.57	0.60	—	—	0.60	—	10.62	5.47	1.00	0.90	0.90	5.63	6,722	26
12-31-12	9.94	0.60	0.75	1.35	0.64	—	—	0.64	—	10.65	13.97	1.00	0.90	0.90	5.98	5,628	32
Voya Large Cap Growth Portfolio
Class ADV
06-30-17	16.22	0.02	2.24	2.26	—	—	—	—	—	18.48	13.93	1.27	1.27	1.27	0.14	2,018,778	33
12-31-16	18.13	0.01	0.57	0.58	—	2.49	—	2.49	—	16.22	3.33	1.32	1.27	1.27	0.08	1,986,387	74
12-31-15	19.04	(0.01)	1.12	1.11	0.00*	2.02	—	2.02	—	18.13	5.72	1.42	1.24	1.24	(0.05)	2,244,745	70
12-31-14	18.22	0.02	2.26	2.28	0.01	1.45	—	1.46	—	19.04	13.03	1.43	1.16	1.16	0.07	2,454,572	65
12-31-13	14.17	0.03	4.24	4.27	0.06	0.16	—	0.22	—	18.22	30.29	1.43	1.07	1.07	0.14	2,519,145	77
12-31-12	12.23	0.11•	2.02	2.13	0.06	0.13	—	0.19	—	14.17	17.49	1.42	1.08	1.08	0.80	2,134,353	79
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class I
06-30-17	17.34	0.07•	2.40	2.47	—	—	—	—	—	19.81	14.24	0.67	0.67	0.67	0.74	2,004,065	33
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.96	0.67	0.67	0.67	0.68	1,769,295	74
12-31-15	20.05	0.11	1.19	1.30	0.12	2.02	—	2.14	—	19.21	6.38	0.67	0.64	0.64	0.55	1,876,362	70
12-31-14	19.10	0.12	2.38	2.50	0.10	1.45	—	1.55	—	20.05	13.62	0.68	0.60	0.60	0.63	1,837,186	65
12-31-13	14.80	0.09	4.46	4.55	0.09	0.16	—	0.25	—	19.10	30.95	0.68	0.60	0.60	0.61	1,469,089	77
12-31-12	12.72	0.16•	2.13	2.29	0.08	0.13	—	0.21	—	14.80	18.10	0.67	0.60	0.60	1.09	969,313	79
Class R6
06-30-17	17.34	0.08•	2.40	2.48	—	—	—	—	—	19.82	14.30	0.67	0.67	0.67	0.85	17,557	33
12-31-16	19.21	0.13•	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.95	0.67	0.67	0.67	0.77	6,970	74
11-24-15(5) - 12-31-15	19.47	0.02•	(0.28)	(0.26)	—	—	—	—	—	19.21	(1.34)	0.67	0.67	0.67	1.02	3	70
Class S
06-30-17	16.97	0.05•	2.35	2.40	—	—	—	—	—	19.37	14.14	0.92	0.92	0.92	0.49	2,058,470	33
12-31-16	18.85	0.08	0.59	0.67	0.06	2.49	—	2.55	—	16.97	3.69	0.92	0.92	0.92	0.43	2,014,562	74
12-31-15	19.72	0.06•	1.16	1.22	0.07	2.02	—	2.09	—	18.85	6.11	0.92	0.89	0.89	0.30	2,077,008	70
12-31-14	18.82	0.07	2.35	2.42	0.07	1.45	—	1.52	—	19.72	13.35	0.93	0.85	0.85	0.38	2,349,585	65
12-31-13	14.61	0.06•	4.39	4.45	0.08	0.16	—	0.24	—	18.82	30.62	0.93	0.85	0.85	0.34	1,408,087	77
12-31-12	12.57	0.09	2.14	2.23	0.06	0.13	—	0.19	—	14.61	17.81	0.92	0.85	0.85	0.80	486,212	79
Class S2
06-30-17	16.86	0.03•	2.33	2.36	—	—	—	—	—	19.22	14.00	1.07	1.07	1.07	0.34	69,058	33
12-31-16	18.73	0.05	0.59	0.64	0.02	2.49	—	2.51	—	16.86	3.57	1.10	1.07	1.07	0.28	66,897	74
12-31-15	19.62	0.03•	1.15	1.18	0.05	2.02	—	2.07	—	18.73	5.90	1.17	1.04	1.04	0.15	78,138	70
12-31-14	18.72	0.03	2.36	2.39	0.04	1.45	—	1.49	—	19.62	13.24	1.18	1.00	1.00	0.23	87,242	65
12-31-13	14.54	0.02	4.37	4.39	0.05	0.16	—	0.21	—	18.72	30.39	1.18	1.00	1.00	0.21	53,802	77
12-31-12	12.53	0.10•	2.10	2.20	0.06	0.13	—	0.19	—	14.54	17.69	1.17	1.00	1.00	0.71	35,383	79
Voya Large Cap Value Portfolio
Class ADV
06-30-17	11.79	0.10•	0.61	0.71	—	—	—	—	—	12.50	6.02	1.34	1.24	1.24	1.66	63,116	40
12-31-16	10.94	0.21	1.21	1.42	0.22	0.35	—	0.57	—	11.79	13.20	1.40	1.24	1.24	1.79	64,578	118
12-31-15	12.32	0.16	(0.74)	(0.58)	0.16	0.64	—	0.80	—	10.94	(5.06)	1.50	1.24	1.24	1.50	67,001	83
12-31-14	11.67	0.17•	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24	1.24	1.40	65,989	111
12-31-13	9.13	0.13•	2.60	2.73	0.19	—	—	0.19	—	11.67	30.12	1.51	1.26	1.26	1.17	12,730	104
12-31-12	8.19	0.15•	0.98	1.13	0.19	—	—	0.19	—	9.13	14.00	1.55	1.29	1.29	1.74	3,629	96
Class I
06-30-17	12.00	0.14•	0.62	0.76	—	—	—	—	—	12.76	6.33	0.74	0.64	0.64	2.26	417,134	40
12-31-16	11.12	0.28	1.23	1.51	0.28	0.35	—	0.63	—	12.00	13.89	0.75	0.64	0.64	2.39	572,744	118
12-31-15	12.50	0.25•	(0.76)	(0.51)	0.23	0.64	—	0.87	—	11.12	(4.46)	0.75	0.64	0.64	2.09	560,041	83
12-31-14	11.80	0.23	0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64	0.64	1.98	643,803	111
12-31-13	9.23	0.19•	2.64	2.83	0.26	—	—	0.26	—	11.80	30.86	0.76	0.66	0.66	1.78	558,826	104
12-31-12	8.26	0.21•	0.99	1.20	0.23	—	—	0.23	—	9.23	14.71	0.80	0.69	0.69	2.35	273,167	96
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-17	11.99	0.14•	0.62	0.76	—	—	—	—	—	12.75	6.34	0.74	0.64	0.64	2.32	1,203	40
12-31-16	11.12	0.23•	1.27	1.50	0.28	0.35	—	0.63	—	11.99	13.80	0.75	0.64	0.64	2.01	550	118
11-24-15(5) - 12-31-15	11.59	0.03•	(0.30)	(0.27)	0.20	—	—	0.20	—	11.12	(2.37)	0.75	0.64	0.64	2.71	3	83
Class S
06-30-17	11.86	0.12•	0.62	0.74	—	—	—	—	—	12.60	6.24	0.99	0.89	0.89	2.01	873,249	40
12-31-16	11.00	0.24•	1.22	1.46	0.25	0.35	—	0.60	—	11.86	13.58	1.00	0.89	0.89	2.14	934,779	118
12-31-15	12.37	0.21	(0.74)	(0.53)	0.20	0.64	—	0.84	—	11.00	(4.66)	1.00	0.89	0.89	1.84	999,196	83
12-31-14	11.70	0.21•	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89	0.89	1.73	1,069,662	111
12-31-13	9.14	0.17•	2.61	2.78	0.22	—	—	0.22	—	11.70	30.66	1.01	0.91	0.91	1.53	608,298	104
12-31-12	8.19	0.19•	0.97	1.16	0.21	—	—	0.21	—	9.14	14.35	1.05	0.94	0.94	2.12	80,048	96
Class S2
06-30-17	11.86	0.11•	0.62	0.73	—	—	—	—	—	12.59	6.16	1.14	1.04	1.04	1.79	88	40
12-31-16	11.00	0.22•	1.22	1.44	0.23	0.35	—	0.58	—	11.86	13.40	1.18	1.04	1.04	2.00	537	118
12-31-15	12.36	0.20•	(0.75)	(0.55)	0.17	0.64	—	0.81	—	11.00	(4.82)	1.25	1.04	1.04	1.68	596	83
12-31-14	11.69	0.20•	0.92	1.12	0.23	0.22	—	0.45	—	12.36	9.67	1.25	1.04	1.04	1.66	798	111
09-09-13(5) - 12-31-13	10.74	0.05•	0.92	0.97	0.02	—	—	0.02	—	11.69	9.06	1.26	1.06	1.06	1.33	3	104
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-17	9.76	0.04•	0.03	0.07	0.07	—	—	0.07	—	9.76	0.73	0.89	0.89	0.89	0.93	21,303	191
12-31-16	9.83	0.09•	0.00*	0.09	0.16	—	—	0.16	—	9.76	0.91	0.93	0.88	0.88	0.87	22,864	174
12-31-15	9.87	0.06•	(0.05)	0.01	0.05	—	—	0.05	—	9.83	0.15	1.03	0.88	0.88	0.59	28,178	325
12-31-14	9.88	0.07	(0.04)	0.03	0.04	—	—	0.04	—	9.87	0.31	1.03	0.88	0.88	0.57	36,335	433
12-31-13	9.92	0.03	0.01	0.04	0.08	—	—	0.08	—	9.88	0.36	1.03	0.88	0.88	0.35	40,656	527
12-31-12	9.88	0.03•	0.09	0.12	0.08	—	—	0.08	—	9.92	1.19	1.03	0.88	0.88	0.35	35,265	644
Class I
06-30-17	9.96	0.08•	0.02	0.10	0.10	—	—	0.10	—	9.96	1.03	0.29	0.29	0.29	1.53	163,291	191
12-31-16	10.09	0.15•	0.00*	0.15	0.28	—	—	0.28	—	9.96	1.53	0.28	0.28	0.28	1.46	170,578	174
12-31-15	10.13	0.12•	(0.04)	0.08	0.12	—	—	0.12	—	10.09	0.82	0.28	0.28	0.28	1.20	162,082	325
12-31-14	10.14	0.12•	(0.03)	0.09	0.10	—	—	0.10	—	10.13	0.88	0.28	0.28	0.28	1.17	143,860	433
12-31-13	10.17	0.10•	(0.01)	0.09	0.12	—	—	0.12	—	10.14	0.90	0.28	0.28	0.28	0.94	110,389	527
12-31-12	10.10	0.09•	0.09	0.18	0.11	—	—	0.11	—	10.17	1.81	0.28	0.28	0.28	0.90	229,471	644
Class S
06-30-17	10.04	0.06•	0.02	0.08	0.09	—	—	0.09	—	10.03	0.81	0.54	0.54	0.54	1.27	88,046	191
12-31-16	10.15	0.13	0.00*	0.13	0.24	—	—	0.24	—	10.04	1.28	0.53	0.53	0.53	1.21	99,063	174
12-31-15	10.19	0.10	(0.04)	0.06	0.10	—	—	0.10	—	10.15	0.55	0.53	0.53	0.53	0.94	99,356	325
12-31-14	10.19	0.10	(0.03)	0.07	0.07	—	—	0.07	—	10.19	0.69	0.53	0.53	0.53	0.92	105,215	433
12-31-13	10.21	0.08	(0.01)	0.07	0.09	—	—	0.09	—	10.19	0.71	0.53	0.53	0.53	0.69	117,451	527
12-31-12	10.14	0.07•	0.08	0.15	0.08	—	—	0.08	—	10.21	1.50	0.53	0.53	0.53	0.71	134,099	644
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-17	14.79	0.03•	1.32	1.35	—	—	—	—	—	16.14	9.13	1.33	1.32	1.32	0.44	1,133	16
12-31-16	14.42	0.08•	1.06	1.14	0.23	0.54	—	0.77	—	14.79	8.09	1.38	1.32	1.32	0.56	1,103	41
12-31-15	15.54	0.08•	(0.19)	(0.11)	0.05	0.96	—	1.01	—	14.42	(0.93)	1.48	1.32	1.32	0.50	1,245	55
12-31-14	14.72	0.09	1.99	2.08	0.11	1.15	—	1.26	—	15.54	14.66	1.48	1.32	1.32	0.60	1,690	44
12-31-13	11.38	0.09•	3.30	3.39	0.05	—	—	0.05	—	14.72	29.80	1.50	1.33	1.33	0.67	1,541	105
12-31-12	10.46	0.10	0.94	1.04	0.12	—	—	0.12	—	11.38	9.93	1.48	1.33	1.32	0.95	1,268	43
Class I
06-30-17	14.89	0.08•	1.32	1.40	—	—	—	—	—	16.29	9.40	0.73	0.72	0.72	1.03	263,523	16
12-31-16	14.50	0.17•	1.08	1.25	0.32	0.54	—	0.86	—	14.89	8.81	0.73	0.72	0.72	1.16	304,474	41
12-31-15	15.63	0.17•	(0.19)	(0.02)	0.15	0.96	—	1.11	—	14.50	(0.35)	0.73	0.72	0.72	1.13	337,886	55
12-31-14	14.79	0.18•	2.00	2.18	0.19	1.15	—	1.34	—	15.63	15.31	0.73	0.72	0.72	1.20	262,017	44
12-31-13	11.42	0.17•	3.33	3.50	0.13	—	—	0.13	—	14.79	30.66	0.75	0.73	0.73	1.28	316,869	105
12-31-12	10.50	0.17•	0.93	1.10	0.18	—	—	0.18	—	11.42	10.50	0.73	0.73	0.72	1.54	29,086	43
Class R6
06-30-17	14.89	0.08•	1.32	1.40	—	—	—	—	—	16.29	9.40	0.73	0.72	0.72	1.04	4	16
05-03-16(5) - 12-31-16	14.65	0.12•	0.98	1.10	0.32	0.54	—	0.86	—	14.89	7.70	0.73	0.72	0.72	1.21	3	41
Class S
06-30-17	14.91	0.06•	1.32	1.38	—	—	—	—	—	16.29	9.26	0.98	0.97	0.97	0.79	56,881	16
12-31-16	14.52	0.13•	1.09	1.22	0.29	0.54	—	0.83	—	14.91	8.52	0.98	0.97	0.97	0.91	57,393	41
12-31-15	15.64	0.13•	(0.18)	(0.05)	0.11	0.96	—	1.07	—	14.52	(0.56)	0.98	0.97	0.97	0.85	61,430	55
12-31-14	14.81	0.13	2.01	2.14	0.16	1.15	—	1.31	—	15.64	14.99	0.98	0.97	0.97	0.95	68,942	44
12-31-13	11.44	0.14•	3.32	3.46	0.09	—	—	0.09	—	14.81	30.29	1.00	0.98	0.98	1.02	56,868	105
12-31-12	10.51	0.14•	0.94	1.08	0.15	—	—	0.15	—	11.44	10.29	0.98	0.98	0.97	1.29	47,686	43
Voya U.S. Stock Index Portfolio
Class ADV
06-30-17	13.38	0.09•	1.10	1.19	—	—	—	—	—	14.57	8.89	0.80	0.80	0.80	1.24	118,510	5
12-31-16	12.97	0.19	1.21	1.40	0.20	0.79	—	0.99	—	13.38	11.11	0.87	0.80	0.80	1.37	116,242	5
12-31-15	14.32	0.18	(0.07)	0.11	0.18	1.28	—	1.46	—	12.97	0.54	1.01	0.79	0.79	1.33	119,692	12
12-31-14	14.26	0.17	1.58	1.75	0.20	1.49	—	1.69	—	14.32	12.77	1.02	0.80	0.80	1.26	122,012	7
12-31-13	11.27	0.16	3.34	3.50	0.20	0.31	—	0.51	—	14.26	31.40	1.02	0.80	0.80	1.32	105,584	9
12-31-12	10.23	0.18•	1.34	1.52	0.17	0.31	—	0.48	—	11.27	15.15	1.02	0.80	0.80	1.59	67,287	7
Class I
06-30-17	13.79	0.13•	1.13	1.26	—	—	—	—	—	15.05	9.14	0.27	0.27	0.27	1.75	3,543,048	5
12-31-16	13.34	0.26	1.25	1.51	0.27	0.79	—	1.06	—	13.79	11.65	0.27	0.27	0.27	1.90	4,195,761	5
12-31-15	14.68	0.26•	(0.06)	0.20	0.26	1.28	—	1.54	—	13.34	1.11	0.26	0.26	0.26	1.86	4,149,051	12
12-31-14	14.57	0.26•	1.61	1.87	0.27	1.49	—	1.76	—	14.68	13.37	0.27	0.27	0.27	1.79	4,186,235	7
12-31-13	11.50	0.24•	3.40	3.64	0.26	0.31	—	0.57	—	14.57	32.04	0.27	0.27	0.27	1.85	4,322,478	9
12-31-12	10.41	0.23•	1.39	1.62	0.22	0.31	—	0.53	—	11.50	15.79	0.27	0.27	0.27	2.05	4,207,241	7
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class P2
05-03-17(5) - 06-30-17	14.79	0.05•	0.22	0.27	—	—	—	—	—	15.06	1.83	0.27	0.15	0.15	2.15	1,019,051	5
Class S
06-30-17	13.69	0.11•	1.13	1.24	—	—	—	—	—	14.93	9.06	0.52	0.51	0.51	1.54	72,806	5
12-31-16	13.26	0.22•	1.25	1.47	0.25	0.79	—	1.04	—	13.69	11.35	0.52	0.51	0.51	1.66	61,754	5
12-31-15	14.59	0.23•	(0.07)	0.16	0.21	1.28	—	1.49	—	13.26	0.89	0.51	0.50	0.50	1.62	50,470	12
12-31-14	14.49	0.23•	1.60	1.83	0.24	1.49	—	1.73	—	14.59	13.11	0.52	0.51	0.51	1.55	57,095	7
12-31-13	11.44	0.20	3.39	3.59	0.23	0.31	—	0.54	—	14.49	31.75	0.52	0.51	0.51	1.61	37,259	9
12-31-12	10.36	0.20•	1.38	1.58	0.19	0.31	—	0.50	—	11.44	15.48	0.52	0.51	0.51	1.80	25,865	7
Class S2
06-30-17	13.54	0.10•	1.11	1.21	—	—	—	—	—	14.75	8.94	0.67	0.67	0.67	1.36	185,911	5
12-31-16	13.12	0.21	1.22	1.43	0.22	0.79	—	1.01	—	13.54	11.19	0.70	0.67	0.67	1.50	175,340	5
12-31-15	14.46	0.20•	(0.06)	0.14	0.20	1.28	—	1.48	—	13.12	0.75	0.76	0.66	0.66	1.46	182,682	12
12-31-14	14.38	0.19	1.60	1.79	0.22	1.49	—	1.71	—	14.46	12.94	0.77	0.67	0.67	1.39	177,899	7
12-31-13	11.37	0.19•	3.35	3.54	0.22	0.31	—	0.53	—	14.38	31.46	0.77	0.67	0.67	1.46	157,313	9
12-31-12	10.31	0.19•	1.36	1.55	0.18	0.31	—	0.49	—	11.37	15.29	0.77	0.67	0.67	1.69	93,052	7
VY® Clarion Real Estate Portfolio
Class ADV
06-30-17	35.00	0.23•	0.47	0.70	—	—	—	—	—	35.70	2.00	1.45	1.31	1.31	1.31	82,490	33
12-31-16	34.11	0.47•	0.88	1.35	0.46	—	—	0.46	—	35.00	3.86	1.49	1.31	1.31	1.33	90,084	43
12-31-15	33.65	0.36•	0.49	0.85	0.39	—	—	0.39	—	34.11	2.58	1.59	1.31	1.31	1.08	90,056	41
12-31-14	26.29	0.33•	7.39	7.72	0.36	—	—	0.36	—	33.65	29.48	1.59	1.28	1.28	1.08	89,699	30
12-31-13	26.18	0.30•	0.15	0.45	0.34	—	—	0.34	—	26.29	1.65	1.61	1.21	1.21	1.11	62,462	52
12-31-12	22.94	0.28•	3.20	3.48	0.24	—	—	0.24	—	26.18	15.17	1.60	1.21	1.21	1.11	48,742	35
Class I
06-30-17	36.68	0.36•	0.48	0.84	—	—	—	—	—	37.52	2.29	0.85	0.71	0.71	1.94	101,141	33
12-31-16	35.71	0.72•	0.92	1.64	0.67	—	—	0.67	—	36.68	4.47	0.84	0.71	0.71	1.96	105,754	43
12-31-15	35.17	0.58•	0.52	1.10	0.56	—	—	0.56	—	35.71	3.20	0.84	0.71	0.71	1.65	128,447	41
12-31-14	27.42	0.52•	7.73	8.25	0.50	—	—	0.50	—	35.17	30.27	0.84	0.68	0.68	1.64	142,041	30
12-31-13	27.22	0.48•	0.17	0.65	0.45	—	—	0.45	—	27.42	2.27	0.86	0.61	0.61	1.67	116,778	52
12-31-12	23.77	0.45•	3.32	3.77	0.32	—	—	0.32	—	27.22	15.85	0.85	0.61	0.61	1.70	114,961	35
Class S
06-30-17	36.58	0.30•	0.49	0.79	—	—	—	—	—	37.37	2.16	1.10	0.96	0.96	1.65	334,329	33
12-31-16	35.60	0.61•	0.94	1.55	0.57	—	—	0.57	—	36.58	4.24	1.09	0.96	0.96	1.66	375,761	43
12-31-15	35.06	0.48•	0.53	1.01	0.47	—	—	0.47	—	35.60	2.95	1.09	0.96	0.96	1.38	430,712	41
12-31-14	27.35	0.43•	7.70	8.13	0.42	—	—	0.42	—	35.06	29.87	1.09	0.93	0.93	1.37	489,653	30
12-31-13	27.14	0.39•	0.19	0.58	0.37	—	—	0.37	—	27.35	2.06	1.11	0.86	0.86	1.38	420,035	52
12-31-12	23.71	0.36•	3.33	3.69	0.26	—	—	0.26	—	27.14	15.54	1.10	0.86	0.86	1.39	474,299	35
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Clarion Real Estate Portfolio (continued)
Class S2
06-30-17	36.35	0.27•	0.49	0.76	—	—	—	—	—	37.11	2.09	1.25	1.11	1.11	1.50	20,586	33
12-31-16	35.39	0.55•	0.93	1.48	0.52	—	—	0.52	—	36.35	4.07	1.27	1.11	1.11	1.52	22,911	43
12-31-15	34.85	0.44•	0.51	0.95	0.41	—	—	0.41	—	35.39	2.79	1.34	1.11	1.11	1.26	26,084	41
12-31-14	27.18	0.38•	7.76	8.05	0.38	—	—	0.38	—	34.85	29.74	1.34	1.08	1.08	1.21	28,313	30
12-31-13	26.99	0.35•	0.18	0.53	0.34	—	—	0.34	—	27.18	1.87	1.36	1.01	1.01	1.25	25,796	52
12-31-12	23.59	0.33•	3.30	3.63	0.23	—	—	0.23	—	26.99	15.38	1.35	1.01	1.01	1.25	26,559	35
VY® Franklin Income Portfolio
Class ADV
06-30-17	10.62	0.22•	0.27	0.49	—	—	—	—	—	11.11	4.61	1.38	1.26	1.26	4.11	77,154	12
12-31-16	9.82	0.42•	1.05	1.47	0.67	—	—	0.67	—	10.62	15.26	1.43	1.36	1.36	4.14	72,064	42
12-31-15	11.03	0.40•	(1.11)	(0.71)	0.50	—	—	0.50	—	9.82	(6.72)	1.52	1.37	1.37	3.80	68,152	18
12-31-14	10.94	0.41•	0.12	0.53	0.44	—	—	0.44	—	11.03	4.69	1.51	1.36	1.36	3.66	78,155	26
12-31-13	10.09	0.41•	0.98	1.39	0.54	—	—	0.54	—	10.94	14.14	1.51	1.36	1.36	3.91	53,031	23
12-31-12	9.55	0.52•	0.62	1.14	0.60	—	—	0.60	—	10.09	12.33	1.53	1.38	1.38	5.22	28,291	25
Class I
06-30-17	11.05	0.27•	0.26	0.53	—	—	—	—	—	11.58	4.80	0.78	0.66	0.66	4.70	9,122	12
12-31-16	10.18	0.50•	1.09	1.59	0.72	—	—	0.72	—	11.05	16.02	0.78	0.76	0.76	4.74	9,478	42
12-31-15	11.43	0.47•	(1.16)	(0.69)	0.56	—	—	0.56	—	10.18	(6.34)	0.77	0.77	0.77	4.11	9,222	18
12-31-14	11.30	0.51•	0.09	0.60	0.47	—	—	0.47	—	11.43	5.21	0.76	0.76	0.76	4.31	311,844	26
12-31-13	10.38	0.46	1.04	1.50	0.58	—	—	0.58	—	11.30	14.81	0.76	0.76	0.76	4.53	326,510	23
12-31-12	9.77	0.59•	0.66	1.25	0.64	—	—	0.64	—	10.38	13.17	0.78	0.78	0.78	5.83	274,701	25
Class S
06-30-17	10.99	0.25•	0.27	0.52	—	—	—	—	—	11.51	4.73	1.03	0.91	0.91	4.45	382,790	12
12-31-16	10.14	0.47•	1.09	1.56	0.71	—	—	0.71	—	10.99	15.68	1.03	1.01	1.01	4.49	411,297	42
12-31-15	11.35	0.45•	(1.13)	(0.68)	0.53	—	—	0.53	—	10.14	(6.31)	1.02	1.02	1.02	4.14	414,907	18
12-31-14	11.23	0.47•	0.10	0.57	0.45	—	—	0.45	—	11.35	4.91	1.01	1.01	1.01	4.05	554,146	26
12-31-13	10.31	0.46•	1.02	1.48	0.56	—	—	0.56	—	11.23	14.64	1.01	1.01	1.01	4.28	556,255	23
12-31-12	9.71	0.56•	0.65	1.21	0.61	—	—	0.61	—	10.31	12.85	1.03	1.03	1.03	5.58	513,445	25
Class S2
06-30-17	10.96	0.24•	0.27	0.51	—	—	—	—	—	11.47	4.65	1.18	1.06	1.06	4.30	6,946	12
12-31-16	10.11	0.45•	1.09	1.54	0.69	—	—	0.69	—	10.96	15.52	1.21	1.16	1.16	4.34	7,701	42
12-31-15	11.32	0.44•	(1.15)	(0.71)	0.50	—	—	0.50	—	10.11	(6.51)	1.27	1.17	1.17	3.99	7,770	18
12-31-14	11.20	0.45	0.10	0.55	0.43	—	—	0.43	—	11.32	4.79	1.26	1.16	1.16	3.91	10,975	26
12-31-13	10.29	0.45•	1.00	1.45	0.54	—	—	0.54	—	11.20	14.40	1.26	1.16	1.16	4.14	10,543	23
12-31-12	9.69	0.52	0.68	1.20	0.60	—	—	0.60	—	10.29	12.73	1.28	1.18	1.18	5.42	10,258	25
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-17	18.54	0.01	1.02	1.03	—	—	—	—	—	19.57	5.56	1.45	1.45	1.45	0.03	122,932	21
12-31-16	16.82	0.03	3.33	3.36	0.04	1.60	—	1.64	—	18.54	21.17	1.50	1.45	1.45	0.17	120,442	40
12-31-15	19.83	0.01	(0.58)	(0.57)	—	2.44	—	2.44	—	16.82	(4.02)	1.60	1.45	1.45	0.12	105,259	38
12-31-14	20.05	(0.03)	1.55	1.52	0.04	1.70	—	1.74	—	19.83	7.94	1.60	1.45	1.45	(0.11)	101,728	42
12-31-13	14.94	0.02•	5.66	5.68	0.13	0.44	—	0.57	—	20.05	38.52	1.61	1.46	1.46	0.13	85,366	41
12-31-12	12.65	0.13•	2.18	2.31	0.02	—	—	0.02	—	14.94	18.24	1.63	1.48	1.48	0.91	36,780	39
Class I
06-30-17	19.59	0.06•	1.08	1.14	—	—	—	—	—	20.73	5.82	0.85	0.85	0.85	0.62	175,552	21
12-31-16	17.68	0.14	3.52	3.66	0.15	1.60	—	1.75	—	19.59	21.92	0.85	0.85	0.85	0.77	178,586	40
12-31-15	20.70	0.14	(0.62)	(0.48)	0.10	2.44	—	2.54	—	17.68	(3.45)	0.85	0.85	0.85	0.72	159,243	38
12-31-14	20.81	0.09	1.62	1.71	0.12	1.70	—	1.82	—	20.70	8.61	0.85	0.85	0.85	0.48	160,190	42
12-31-13	15.43	0.12	5.87	5.99	0.17	0.44	—	0.61	—	20.81	39.36	0.86	0.86	0.86	0.70	136,611	41
12-31-12	13.02	0.19•	2.28	2.47	0.06	—	—	0.06	—	15.43	18.98	0.88	0.88	0.88	1.33	90,638	39
Class R6
06-30-17	19.58	0.12•	1.02	1.14	—	—	—	—	—	20.72	5.82	0.85	0.85	0.85	1.25	14,960	21
05-03-16(5) - 12-31-16	17.80	0.15•	3.38	3.53	0.15	1.60	—	1.75	—	19.58	21.04	0.85	0.85	0.85	1.22	30	40
Class S
06-30-17	19.35	0.04•	1.07	1.11	—	—	—	—	—	20.46	5.74	1.10	1.10	1.10	0.37	412,426	21
12-31-16	17.48	0.10	3.46	3.56	0.09	1.60	—	1.69	—	19.35	21.59	1.10	1.10	1.10	0.52	436,518	40
12-31-15	20.49	0.09	(0.62)	(0.53)	0.04	2.44	—	2.48	—	17.48	(3.68)	1.10	1.10	1.10	0.47	404,369	38
12-31-14	20.62	0.05	1.59	1.64	0.07	1.70	—	1.77	—	20.49	8.35	1.10	1.10	1.10	0.22	459,361	42
12-31-13	15.31	0.06	5.83	5.89	0.14	0.44	—	0.58	—	20.62	38.95	1.11	1.11	1.11	0.46	482,759	41
12-31-12	12.92	0.15•	2.26	2.41	0.02	—	—	0.02	—	15.31	18.70	1.13	1.13	1.13	1.02	298,434	39
Class S2
06-30-17	19.15	0.03	1.05	1.08	—	—	—	—	—	20.23	5.64	1.25	1.25	1.25	0.23	37,821	21
12-31-16	17.31	0.06•	3.44	3.50	0.06	1.60	—	1.66	—	19.15	21.39	1.28	1.25	1.25	0.37	39,721	40
12-31-15	20.32	0.06	(0.62)	(0.56)	0.01	2.44	—	2.45	—	17.31	(3.87)	1.35	1.25	1.25	0.33	40,756	38
12-31-14	20.45	0.02	1.59	1.61	0.04	1.70	—	1.74	—	20.32	8.24	1.35	1.25	1.25	0.07	48,220	42
12-31-13	15.19	0.05•	5.76	5.81	0.11	0.44	—	0.55	—	20.45	38.73	1.36	1.26	1.26	0.29	51,463	41
12-31-12	12.82	0.13•	2.24	2.37	0.00*	—	—	0.00*	—	15.19	18.50	1.38	1.28	1.28	0.90	39,862	39
VY® Templeton Global Growth Portfolio
Class ADV
06-30-17	9.50	0.09•	0.93	1.02	—	—	—	—	—	10.52	10.74	1.57	1.43	1.43	1.73	7	16
12-31-16	13.16	0.13•	0.84	0.97	0.46	4.17	—	4.63	—	9.50	10.47	1.62	1.55	1.55	1.22	6	23
12-31-15	15.08	0.17	(1.27)	(1.10)	0.37	0.45	—	0.82	—	13.16	(7.89)	1.68	1.53	1.53	1.20	6	21
12-31-14	15.70	0.30	(0.78)	(0.48)	0.14	—	—	0.14	—	15.08	(3.11)	1.64	1.49	1.49	1.89	6	18
12-31-13	12.23	0.12	3.54	3.66	0.19	—	—	0.19	—	15.70	30.13	1.64	1.49	1.49	0.89	6	12
12-31-12	10.32	0.17•	1.97	2.14	0.23	—	—	0.23	—	12.23	21.16	1.66	1.51	1.51	1.53	5	14
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Global Growth Portfolio (continued)
Class I
06-30-17	9.82	0.12•	0.96	1.08	—	—	—	—	—	10.90	11.00	0.97	0.83	0.83	2.32	2,176	16
12-31-16	13.46	0.20•	0.88	1.08	0.55	4.17	—	4.72	—	9.82	11.16	0.97	0.95	0.95	1.85	1,916	23
12-31-15	15.40	0.33•	(1.36)	(1.03)	0.46	0.45	—	0.91	—	13.46	(7.31)	0.90	0.90	0.90	2.07	1,837	21
12-31-14	16.02	0.40•	(0.79)	(0.39)	0.23	—	—	0.23	—	15.40	(2.56)	0.89	0.89	0.89	2.47	298,762	18
12-31-13	12.46	0.21•	3.61	3.82	0.26	—	—	0.26	—	16.02	30.96	0.89	0.89	0.89	1.50	319,415	12
12-31-12	10.45	0.22•	2.04	2.26	0.25	—	—	0.25	—	12.46	22.01	0.91	0.91	0.91	1.97	265,785	14
Class S
06-30-17	9.90	0.11•	0.96	1.07	—	—	—	—	—	10.97	10.81	1.22	1.08	1.08	2.04	190,688	16
12-31-16	13.52	0.20	0.85	1.05	0.50	4.17	—	4.67	—	9.90	10.89	1.22	1.20	1.20	1.59	188,514	23
12-31-15	15.46	0.24•	(1.32)	(1.08)	0.41	0.45	—	0.86	—	13.52	(7.56)	1.18	1.18	1.18	1.57	203,957	21
12-31-14	16.08	0.36•	(0.79)	(0.43)	0.19	—	—	0.19	—	15.46	(2.77)	1.14	1.14	1.14	2.25	257,772	18
12-31-13	12.51	0.18•	3.62	3.80	0.23	—	—	0.23	—	16.08	30.62	1.14	1.14	1.14	1.25	307,054	12
12-31-12	10.48	0.20•	2.04	2.24	0.21	—	—	0.21	—	12.51	21.76	1.16	1.16	1.16	1.72	255,663	14
Class S2
06-30-17	9.80	0.10•	0.96	1.06	—	—	—	—	—	10.86	10.82	1.37	1.23	1.23	1.92	3,405	16
12-31-16	13.42	0.18	0.85	1.03	0.48	4.17	—	4.65	—	9.80	10.69	1.40	1.35	1.35	1.45	2,980	23
12-31-15	15.34	0.21•	(1.30)	(1.09)	0.38	0.45	—	0.83	—	13.42	(7.69)	1.43	1.33	1.33	1.42	3,401	21
12-31-14	15.97	0.34•	(0.80)	(0.46)	0.17	—	—	0.17	—	15.34	(2.98)	1.39	1.29	1.29	2.12	4,879	18
12-31-13	12.43	0.16•	3.59	3.75	0.21	—	—	0.21	—	15.97	30.46	1.39	1.29	1.29	1.10	5,901	12
12-31-12	10.42	0.18•	2.03	2.21	0.20	—	—	0.20	—	12.43	21.53	1.41	1.31	1.31	1.57	4,626	14

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The ten series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), VY® Franklin Income Portfolio (“Franklin Income”), VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY® Templeton Global Growth Portfolio (“Templeton Global Growth”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to
May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to the Portfolios. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in

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fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2017, Templeton Global Growth had a liability position of  $207 on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2017, Templeton Global Growth could have been required to pay this amount in cash to its counterparty. There was no collateral pledged by the Portfolio as of June 30, 2017.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2017, Templeton Global Growth had an average contract amount on forward foreign currency contracts purchased and sold of  $68,665 and
$663,264, respectively. The Portfolio used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following the Portfolio of Investments for open forward currency contracts at June 30, 2017.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, Large Cap Value, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Limited Maturity Bond has purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolio. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2017.
	Purchased	Sold
Large Cap Value	$3,801,540	$—
Limited Maturity Bond	44,304,974	26,624,086
U.S. Stock Index	43,534,823	—
JPMorgan Small Cap Core Equity	8,262,688	—
J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised.
Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2017, there were no option contracts entered into by any Portfolio.
K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP

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through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

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These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2017, there were no credit default swaps to buy or sell protection entered into by any Portfolio.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
During the period ended June 30, 2017, Limited Maturity Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for Limited Maturity Bond were $7,584,000.
Limited Maturity Bond enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. There were no open interest rate swaps for any Portfolio at June 30, 2017.
L. Equity-Linked Securities. Franklin Income invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked securities is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked security on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked security. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked securities at June 30, 2017.
M. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2017.
N. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
P. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
Q. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:
	Purchases	Sales
High Yield	$105,268,006	$139,665,482
Large Cap Growth	1,968,457,233	2,411,076,770
Large Cap Value	598,794,219	877,811,722
Limited Maturity Bond	81,122,337	82,540,975
Multi-Manager Large Cap Core	57,563,431	135,194,936
U.S. Stock Index	230,764,996	235,400,565
Clarion Real Estate	185,435,956	248,182,724
Franklin Income	58,572,988	96,180,663
JPMorgan Small Cap Core Equity	156,301,951	218,858,719
Templeton Global Growth	29,426,726	42,792,594
U.S. government securities not included above were as follows:
	Purchases	Sales
Limited Maturity Bond	$431,337,483	$448,481,144
NOTE 4 — INVESTMENT MANAGEMENT FEES
Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million
Franklin Income	0.75% on the first $500 million; and 0.70% on the amount in excess of $500 million
With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. On March 9, 2017, the Board approved a change to reflect that Voya Investments, the Investment Adviser to Multi-Manager Large Cap Core, may, from time to time, directly manage a portion of the Portfolio’s investment portfolio effective May 1, 2017. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
Multi-Manager Large Cap Core	0.725% on the first $500 million; 0.675% on the next $500 million; 0.625% on the amount in excess of $1 billion
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.760% on the amount in excess of $500 million

(1)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has contractually agreed to waive a portion of the management fee for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth in
connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended April 30, 2017, Directed Services LLC waived $31,956, $59,967, $8,549, $76,239, $31,315 and $12,224 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth, respectively. From May 1, 2017 to June 30, 2017, Voya Investments waived $15,628, $28,624, $3,891, $36,600, $15,167 and $6,080 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth, respectively. Termination or modification of these obligations requires approval by the Board.
The Trust and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
Multi-Manager Large Cap Core	Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each respective Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each respective Portfolio that offers Class

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee, for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the respective Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	7.77%
	JPMorgan Small Cap Core Equity	7.67
Security Life of Denver Insurance Company	Limited Maturity Bond	9.66
Voya Index Solution 2035 Portfolio	U.S. Stock Index	5.08
Voya Institutional Trust Company	High Yield	14.27
	Large Cap Growth	13.84
	Limited Maturity Bond	8.10
	U.S. Stock Index	5.39
	Clarion Real Estate	21.49
	Franklin Income	16.46
	JPMorgan Small Cap Core Equity	22.15
Voya Insurance and Annuity Company	High Yield	55.39
	Large Cap Growth	50.18
	Large Cap Value	61.78
	Limited Maturity Bond	10.89
	Multi-Manager Large Cap Core	17.07
	Clarion Real Estate	33.50
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	Franklin Income	77.15
	JPMorgan Small Cap Core Equity	36.87
	Templeton Global Growth	94.17
Voya Retirement Growth Portfolio	U.S. Stock Index	20.83
Voya Retirement Insurance and Annuity Company	High Yield	26.66
	Large Cap Growth	24.63
	Large Cap Value	26.81
	Multi-Manager Large Cap Core	6.78
	U.S. Stock Index	17.14
	Clarion Real Estate	34.73
	JPMorgan Small Cap Core Equity	27.65
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	13.05
Voya Retirement Moderate Portfolio	U.S. Stock Index	5.48
Voya Solution 2025 Portfolio	Multi-Manager Large Cap Core	11.12
Voya Solution 2035 Portfolio	Multi-Manager Large Cap Core	21.14
Voya Solution 2045 Portfolio	Multi-Manager Large Cap Core	20.13
Voya Solution 2055 Portfolio	Multi-Manager Large Cap Core	5.98
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Large Cap Core	10.92
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Large Cap Growth(1)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index(3)	N/A	N/A	0.15%	N/A	N/A	N/A
Clarion Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%
Franklin Income(4)	1.28%	0.68%	N/A	N/A	0.93%	1.08%
Templeton Global Growth(5)	1.45%	0.85%	N/A	N/A	1.10%	1.25%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Expense limit was implemented on May 1, 2017.

(4)
Prior to January 1, 2017, the expense limits for Franklin Income were 1.39%, 0.79%, 1.04% and 1.19% for Classes ADV, I, S and S2, respectively.

(5)
Expense limit was implemented on January 1, 2017.

Unless otherwise specified above, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment
Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2018	2019	2020	Total
Clarion Real Estate	$643,006	$621,140	$583,854	$1,848,000
Franklin Income	—	—	249,128	249,128
Templeton Global Growth	—	—	113,645	113,645
US Stock Index Portfolio	—	—	175,450	175,450
The Expense Limitation Agreements are contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2017 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Growth	5	$24,572,596	1.84%
Multi-Manager Large Cap Core	11	831,545	1.76
U.S. Stock Index	5	26,271,400	1.69

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield
Class ADV
6/30/2017	382,929	—	323,192	(773,560)	(67,439)	3,853,057	—	3,260,700	(7,791,925)	(678,168)
12/31/2016	850,870	—	616,991	(1,712,989)	(245,128)	8,310,154	—	6,014,357	(16,513,032)	(2,188,521)
Class I
6/30/2017	815,315	—	205,149	(773,100)	247,364	8,236,300	—	2,070,830	(7,777,149)	2,529,981
12/31/2016	1,034,432	—	468,006	(2,545,243)	(1,042,805)	10,089,057	—	4,565,788	(25,032,046)	(10,377,201)
Class S
6/30/2017	1,178,434	—	1,607,908	(5,950,970)	(3,164,628)	11,867,407	—	16,219,581	(59,826,023)	(31,739,035)
12/31/2016	4,552,861	—	3,257,856	(9,976,559)	(2,165,842)	44,278,451	—	31,752,793	(96,410,742)	(20,379,498)
Class S2
6/30/2017	96,028	—	20,151	(96,359)	19,820	973,297	—	203,533	(969,333)	207,497
12/31/2016	124,961	—	37,095	(152,200)	9,856	1,216,138	—	362,229	(1,482,786)	95,581
Large Cap Growth
Class ADV
6/30/2017	426,547	—	—	(13,649,425)	(13,222,878)	7,572,123	—	—	(241,475,807)	(233,903,684)
12/31/2016	1,498,650	357,144	17,897,282	(21,116,825)	(1,363,749)	25,626,749	5,776,869	287,609,320	(354,261,318)	(35,248,380)
Class I
6/30/2017	11,094,072	—	—	(11,988,580)	(894,508)	217,055,800	—	—	(229,335,593)	(12,279,793)
12/31/2016	8,796,583	—	14,249,034	(18,692,963)	4,352,654	159,284,184	—	244,085,951	(335,744,226)	67,625,909
Class R6
6/30/2017	520,662	—	—	(36,642)	484,020	9,892,781	—	—	(705,344)	9,187,437
12/31/2016	415,072	—	12,268	(25,602)	401,738	7,273,103	—	210,269	(443,271)	7,040,101
Class S
6/30/2017	1,818,856	—	—	(14,249,552)	(12,430,696)	32,340,980	—	—	(263,686,914)	(231,345,934)
12/31/2016	4,155,539	10,716,789	15,783,534	(22,145,792)	8,510,070	76,039,523	181,135,429	265,005,537	(387,454,863)	134,725,626
Class S2
6/30/2017	160,475	—	—	(536,842)	(376,367)	2,974,050	—	—	(9,908,067)	(6,934,017)
12/31/2016	221,141	—	547,862	(972,350)	(203,347)	3,840,710	—	9,143,818	(17,218,124)	(4,233,596)
Large Cap Value
Class ADV
6/30/2017	148,209	—	—	(578,342)	(430,133)	1,823,768	—	—	(7,057,685)	(5,233,917)
12/31/2016	300,212	—	273,613	(1,219,746)	(645,921)	3,303,279	—	3,104,760	(13,323,008)	(6,914,969)
Class I
6/30/2017	1,882,738	—	—	(16,946,890)	(15,064,152)	23,258,129	—	—	(213,450,364)	(190,192,235)
12/31/2016	3,159,559	—	2,590,308	(8,372,666)	(2,622,799)	35,122,233	—	30,078,789	(93,952,025)	(28,751,003)
Class R6
6/30/2017	53,752	—	—	(5,246)	48,506	654,219	—	—	(66,456)	587,763
12/31/2016	45,476	—	885	(778)	45,583	524,482	—	10,630	(9,521)	525,591
Class S
6/30/2017	329,025	—	—	(9,852,075)	(9,523,050)	4,099,760	—	—	(121,302,939)	(117,203,179)
12/31/2016	646,818	—	4,286,533	(16,953,353)	(12,020,002)	7,185,616	—	49,061,342	(188,683,627)	(132,436,669)
Class S2
6/30/2017	1,584	—	—	(39,888)	(38,304)	19,531	—	—	(496,447)	(476,916)
12/31/2016	5,767	—	2,499	(17,175)	(8,909)	64,727	—	28,531	(189,755)	(96,497)
Limited Maturity Bond
Class ADV
6/30/2017	101,742	—	16,523	(277,396)	(159,131)	993,645	—	161,378	(2,709,530)	(1,554,507)
12/31/2016	150,928	—	39,278	(713,809)	(523,603)	1,485,475	—	387,210	(7,045,156)	(5,172,471)
Class I
6/30/2017	2,359,390	—	169,043	(3,254,824)	(726,391)	23,520,748	—	1,684,472	(32,443,073)	(7,237,853)
12/31/2016	7,261,118	—	478,826	(6,675,696)	1,064,248	73,852,484	—	4,822,555	(67,594,902)	11,080,137
Class S
6/30/2017	270,194	—	81,597	(1,446,720)	(1,094,929)	2,712,054	—	819,500	(14,526,299)	(10,994,745)
12/31/2016	1,687,779	—	222,455	(1,829,211)	81,023	17,121,316	—	2,257,293	(18,599,894)	778,715
Multi-Manager Large Cap Core
Class ADV
6/30/2017	61	—	—	(4,412)	(4,351)	949	—	—	(68,661)	(67,712)
12/31/2016	645	—	3,996	(16,453)	(11,812)	9,422	—	57,796	(231,662)	(164,444)
Class I
6/30/2017	1,496,070	—	—	(5,769,306)	(4,273,236)	23,595,805	—	—	(91,333,055)	(67,737,250)
12/31/2016	5,337,135	—	1,320,916	(9,504,799)	(2,846,748)	77,187,417	—	19,323,590	(137,492,778)	(40,981,771)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Multi-Manager Large Cap Core (continued)
Class R6
6/30/2017	—	—	—	—	—	—	—	—	—	—
5/3/2016(1) - 12/31/2016	203	—	12	—	215	3,000	—	177	—	3,177
Class S
6/30/2017	66,066	—	—	(424,102)	(358,036)	1,030,447	—	—	(6,710,912)	(5,680,465)
12/31/2016	441,694	—	221,787	(1,044,088)	(380,607)	6,489,972	—	3,245,231	(15,141,642)	(5,406,439)
U.S. Stock Index
Class ADV
6/30/2017	566,996	—	—	(1,122,327)	(555,331)	8,052,703	—	—	(15,933,677)	(7,880,974)
12/31/2016	718,865	—	660,798	(1,916,748)	(537,085)	9,353,787	—	8,627,029	(24,907,668)	(6,926,852)
Class I
6/30/2017	34,772,132	—	—	(103,747,886)	(68,975,754)	508,636,288	—	—	(1,528,267,113)	(1,019,630,825)
12/31/2016	54,281,875	—	23,328,263	(84,376,576)	(6,766,438)	730,936,136	—	315,137,076	(1,134,837,010)	(88,763,798)
Class P2
5/3/2017(1) - 6/30/2017	70,449,591	—	—	(2,784,157)	67,665,434	1,043,313,307	—	—	(41,988,773)	1,001,324,534
Class S
6/30/2017	742,962	—	—	(377,793)	365,169	10,703,660	—	—	(5,401,501)	5,302,159
12/31/2016	1,446,519	—	304,366	(1,047,535)	703,350	19,276,606	—	4,083,086	(13,882,409)	9,477,283
Class S2
6/30/2017	831,563	—	—	(1,182,525)	(350,962)	11,835,719	—	—	(16,893,101)	(5,057,382)
12/31/2016	1,968,609	—	1,033,436	(3,978,781)	(976,736)	25,883,727	—	13,661,229	(52,304,793)	(12,759,837)
Clarion Real Estate
Class ADV
6/30/2017	85,197	—	—	(347,943)	(262,746)	3,006,955	—	—	(12,293,951)	(9,286,996)
12/31/2016	350,508	—	31,657	(448,629)	(66,464)	12,550,152	—	1,198,205	(15,709,711)	(1,961,354)
Class I
6/30/2017	250,780	—	—	(438,154)	(187,374)	9,288,928	—	—	(16,270,529)	(6,981,601)
12/31/2016	797,599	—	49,823	(1,561,912)	(714,490)	29,381,953	—	1,971,015	(57,264,030)	(25,911,062)
Class S
6/30/2017	112,528	—	—	(1,438,391)	(1,325,863)	4,156,188	—	—	(53,119,555)	(48,963,367)
12/31/2016	510,737	—	164,259	(2,499,780)	(1,824,784)	19,179,606	—	6,488,209	(91,212,627)	(65,544,812)
Class S2
6/30/2017	22,375	—	—	(97,907)	(75,532)	816,996	—	—	(3,593,151)	(2,776,155)
12/31/2016	49,658	—	9,058	(165,518)	(106,802)	1,806,856	—	355,778	(6,013,887)	(3,851,253)
Franklin Income
Class ADV
6/30/2017	528,325	—	—	(367,913)	160,412	5,773,845	—	—	(4,039,177)	1,734,668
12/31/2016	564,589	—	419,662	(1,137,537)	(153,286)	5,756,443	—	4,263,768	(11,399,627)	(1,379,416)
Class I
6/30/2017	3,418	—	—	(74,031)	(70,613)	—	—	—	(847,509)	(808,802)
12/31/2016	1,959	—	58,770	(108,224)	(47,495)	20,661	—	618,851	(1,136,173)	(496,661)
Class S
6/30/2017	176,387	—	—	(4,358,884)	(4,182,497)	1,989,828	—	—	(49,542,061)	(47,552,233)
12/31/2016	1,098,003	—	2,502,308	(7,080,603)	(3,480,292)	11,705,982	—	26,249,211	(73,576,051)	(35,620,858)
Class S2
6/30/2017	1,206	—	—	(98,527)	(97,321)	13,761	—	—	(1,119,996)	(1,106,235)
12/31/2016	28,793	—	47,166	(141,426)	(65,467)	303,832	—	493,831	(1,473,202)	(675,539)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2017	282,707	—	—	(496,458)	(213,751)	5,369,944	—	—	(9,435,628)	(4,065,684)
12/31/2016	602,413	—	602,090	(964,865)	239,638	10,254,340	—	9,916,419	(16,199,952)	3,970,807
Class I
6/30/2017	314,067	—	—	(964,802)	(650,735)	6,291,287	—	—	(19,662,177)	(13,370,890)
12/31/2016	718,937	—	863,036	(1,469,200)	112,773	12,821,563	—	14,973,663	(25,821,863)	1,973,363
Class R6
6/30/2017	754,263	—	—	(33,896)	720,367	15,505,359	—	—	(696,927)	14,808,432
5/3/2016(1) - 12/31/2016	1,527	—	17	(1)	1,543	29,375	—	289	(10)	29,654

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Small Cap Core Equity (continued)
Class S
6/30/2017	450,921	—	—	(2,850,066)	(2,399,145)	8,863,881	—	—	(56,629,795)	(47,765,914)
12/31/2016	1,667,655	—	2,109,372	(4,347,025)	(569,998)	29,519,257	—	36,196,825	(75,379,173)	(9,663,091)
Class S2
6/30/2017	53,530	—	—	(258,230)	(204,700)	1,050,337	—	—	(5,086,910)	(4,036,573)
12/31/2016	88,090	—	205,700	(573,836)	(280,046)	1,497,685	—	3,496,907	(10,024,507)	(5,029,915)
Templeton Global Growth
Class ADV
6/30/2017	—	—	—	—*	—	—	—	—	—*	—
12/31/2016	—	—	229	—	229	—	—	1,997	—	1,997
Class I
6/30/2017	10,512	—	—	(5,971)	4,541	108,459	—	—	(61,909)	46,550
12/31/2016	19,497	—	71,418	(32,262)	58,653	222,056	—	642,764	(341,335)	523,485
Class S
6/30/2017	278,833	—	—	(1,945,546)	(1,666,713)	2,918,088	—	—	(20,337,234)	(17,419,146)
12/31/2016	374,817	—	7,146,547	(3,558,651)	3,962,713	3,896,593	—	64,890,646	(38,071,821)	30,715,418
Class S2
6/30/2017	31,176	—	—	(21,599)	9,577	321,768	—	—	(224,683)	97,085
12/31/2016	3,396	—	124,747	(77,477)	50,666	40,504	—	1,122,720	(776,445)	386,779

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:
High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,378,155	$(1,378,155)	$—
Barclays Capital Inc.	5,657,988	(5,657,988)	—
Citadel Clearing LLC	3,696,125	(3,696,125)	—
Citigroup Global Markets Inc.	2,043,209	(2,043,209)	—
Credit Suisse Securities (USA) LLC	365,849	(365,849)	—
Deutsche Bank Securities Inc.	460,922	(460,922)	—
Goldman Sachs & Co.	4,878,136	(4,878,136)	—
HSBC Securities (USA) Inc.	854,608	(854,608)	—
J.P. Morgan Securities LLC	11,428,761	(11,428,761)	—
Jefferies LLC	192,256	(192,256)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	436,067	(436,067)	—
Morgan Stanley & Co. LLC	1,166,482	(1,166,482)	—
National Financial Services LLC	14,992	(14,992)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

High Yield (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	1,228,616	(1,228,616)	—
Scotia Capital (USA) INC	504,643	(504,643)	—
UBS Securities LLC.	1,989	(1,989)	—
Total	$34,308,798	$(34,308,798)	$—

(1)
Collateral with a fair value of  $35,184,760 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$3,019,590	$(3,019,590)	$—
Credit Suisse Securities (USA) LLC	10,399,167	(10,399,167)	—
J.P. Morgan Securities LLC	53,032,079	(53,032,079)	—
Scotia Capital (USA) INC	17,410	(17,410)	—
Total	$66,468,246	$(66,468,246)	$—

(1)
Collateral with a fair value of  $68,004,970 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,670,838	$(1,670,838)	$—
Citigroup Global Markets Inc.	58,854	(58,854)	—
HSBC Bank PLC	202,870	(202,870)	—
J.P. Morgan Securities LLC	1,570,007	(1,570,007)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,340,393	(2,340,393)	—
RBC Dominion Securities Inc	2,863,060	(2,863,060)	—
UBS Securities LLC.	4,279,860	(4,279,860)	—
Wells Fargo Securities LLC	5,570,153	(5,570,153)	—
Total	$18,556,035	$(18,556,035)	$—

(1)
Collateral with a fair value of  $18,993,818 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$357,696	$(357,696)	$—
Merrill Lynch, Pierce, Fenner & Smith Inc.	374,387	(374,387)	—
Total	$732,083	$(732,083)	$—

(1)
Collateral with a fair value of  $760,563 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$230,474	$(230,474)	$—
Barclays Capital Inc.	5,945	(5,945)	—
CIBC World Markets INC	863,766	(863,766)	—
Citigroup Global Markets Inc.	38,542	(38,542)	—
Deutsche Bank Securities Inc.	3,137,650	(3,137,650)	—
Goldman Sachs & Co.	2,826,275	(2,826,275)	—
HSBC Bank PLC	1,655,461	(1,655,461)	—
J.P. Morgan Securities LLC	825,609	(825,609)	—
Jefferies LLC	16,926	(16,926)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	51,004	(51,004)	—
Morgan Stanley & Co. LLC	1,568,767	(1,568,767)	—
Natixis Securities America LLC	638,243	(638,243)	—
Nomura Securities International, Inc.	689,497	(689,497)	—
RBC Dominion Securities Inc	3,133,595	(3,133,595)	—
Scotia Capital (USA) INC	1,986,553	(1,986,553)	—
UBS AG	143,917	(143,917)	—
UBS Securities LLC.	2,677,180	(2,677,180)	—
Wells Fargo Securities LLC	647,708	(647,708)	—
Total	$21,137,112	$(21,137,112)	$—

(1)
Collateral with a fair value of  $21,667,158 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Franklin Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$87,772	$(87,772)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,052,200	(1,052,200)	—
Barclays Bank PLC	138,657	(138,657)	—
Barclays Capital Inc.	1,389,022	(1,389,022)	—
Citadel Clearing LLC	2,526,400	(2,526,400)	—
Citigroup Global Markets Inc.	1,499,748	(1,499,748)	—
Credit Suisse Securities (USA) LLC	1,471,895	(1,471,895)	—
Deutsche Bank Securities Inc.	933,320	(933,320)	—
Goldman Sachs & Co.	4,862,914	(4,862,914)	—
HSBC Bank PLC	762,300	(762,300)	—
J.P. Morgan Securities LLC	3,987,182	(3,987,182)	—
Janney Montgomery Scott LLC	87,839	(87,839)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	353,543	(353,543)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Franklin Income (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	644,423	(644,423)	—
Nomura Securities International, Inc.	208,216	(208,216)	—
RBC Capital Markets, LLC	174,108	(174,108)	—
SG Americas Securities, LLC	70,621	(70,621)	—
Scotia Capital (USA) INC	1,629,045	(1,629,045)	—
UBS Securities LLC.	3,979	(3,979)	—
Total	$21,883,184	$(21,883,184)	$—

(1)
Collateral with a fair value of  $22,468,110 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$52,013	$(52,013)	$—
Barclays Capital Inc.	105,701	(105,701)	—
Citigroup Global Markets Inc.	229,702	(229,702)	—
Credit Suisse Securities (USA) LLC	231,975	(231,975)	—
Goldman Sachs & Co.	6,410,059	(6,410,059)	—
HSBC Bank PLC	95,774	(95,774)	—
Industrial And Commercial Bank Of China	136,512	(136,512)	—
Jefferies LLC	899,536	(899,536)	—
Morgan Stanley & Co. LLC	1,096,049	(1,096,049)	—
National Financial Services LLC	134,671	(134,671)	—
Nomura Securities International, Inc.	103,555	(103,555)	—
RBC Dominion Securities Inc	2,542,401	(2,542,401)	—
SG Americas Securities, LLC	11,376	(11,376)	—
Scotia Capital (USA) INC	1,579,116	(1,579,116)	—
UBS AG	1,922,451	(1,922,451)	—
Wells Fargo Securities LLC	2,042,504	(2,042,504)	—
BMO Capital Markets Corp	288,596	(288,596)	—
BNP Paribas Prime Brokerage Intl Ltd	60,660	(60,660)	—
BNP Paribas	226,860	(226,860)	—
Barclays Capital Inc.	1,257,609	(1,257,609)	—
Citadel Clearing LLC	230,365	(230,365)	—
Deutsche Bank Securities Inc.	808,833	(808,833)	—
Goldman Sachs & Co.	3,023,931	(3,023,931)	—
Industrial And Commercial Bank Of China	3,728	(3,728)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	6,524	(6,524)	—
Jefferies LLC	512,610	(512,610)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,299,547	(1,299,547)	—
Morgan Stanley & Co. LLC	2,120,226	(2,120,226)	—
National Financial Services LLC	3,116,571	(3,116,571)	—
Natixis Securities America LLC	1,829,140	(1,829,140)	—
Nomura Securities International, Inc.	1,413,058	(1,413,058)	—
RBC Capital Markets, LLC	70,096	(70,096)	—
RBC Dominion Securities Inc	2,780,113	(2,780,113)	—
SG Americas Securities, LLC	953,384	(953,384)	—
Scotia Capital (USA) INC	2,601,981	(2,601,981)	—
UBS AG	536,872	(536,872)	—
UBS Securities LLC.	130,600	(130,600)	—
Wells Fargo Securities LLC	1,366,815	(1,366,815)	—
Total	$42,231,514	$(42,231,514)	$—

(1)
Collateral with a fair value of  $43,357,954 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Global Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,050	$(1,050)	$—
CIBC World Markets INC	240,520	(240,520)	—
Morgan Stanley & Co. LLC	121,573	(121,573)	—
Nomura Securities International, Inc.	1,993	(1,993)	—
SG Americas Securities, LLC	69,232	(69,232)	—
UBS AG	299	(299)	—
UBS Securities LLC.	683,599	(683,599)	—
Wells Fargo Securities LLC	207,730	(207,730)	—
Total	$1,325,996	$(1,325,996)	$—

(1)
Collateral with a fair value of  $1,360,923 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — REORGANIZATIONS
On August 26, 2016, Large Cap Growth (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® Fidelity® VIP Contrafund® Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — REORGANIZATIONS (continued)

the shareholders of the Acquired Portfolio on August 9, 2016. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value.
Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2016, are as follows:
Net investment income	$22,444,371
Net realized and unrealized gain on investments	$190,980,994
Net increase in net assets resulting from operations	$213,425,365
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 26, 2016. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$186,912	$5,988,034	$710	$—	0.7275
The net assets of the Acquiring Portfolio after the acquisition were $6,174,946,294.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income	Long-term Capital Gains
High Yield	$21,754,644	$42,695,167	$—
Large Cap Growth	—	16,207,030	789,848,265
Large Cap Value	—	34,469,670	47,814,546
Limited Maturity Bond	2,688,057	7,467,058	—
Multi-Manager Large Cap Core	—	8,153,813	14,472,981
U.S. Stock Index	—	95,408,977	246,099,443
Clarion Real Estate	—	10,013,207	—
Franklin Income	—	31,625,661	—
JPMorgan Small Cap Core Equity	—	9,379,156	55,204,947
Templeton Global Growth	—	7,194,072	59,464,055
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
High Yield	$5,035,023	$—	$7,474,725	$(18,671,568)	Short-term	2017
				(3,833,064)	Short-term	None
				(23,963,922)	Long-term	None
$(46,468,554)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Large Cap Growth	58,662,311	412,290,177	545,556,791	—	—	—
Large Cap Value	5,715,535	—	167,870,781	(11,899,405)*	Short-term	2017
				(8,844,020)	Long-term	None
				$(20,743,425)
Limited Maturity Bond	314,687	—	(647,642)	(5,567,325)	Short-term	2017
				(1,020,331)	Short-term	None
				(960,828)	Long-term	None
				$(7,548,484)
Multi-Manager Large Cap Core	753,162	19,059,046	39,392,369	—	—	—
U.S. Stock Index	16,476,157	233,164,160	1,517,488,643	—	—	—
Clarion Real Estate	11,224,705	—	41,924,438	(2,201,422)	Short-term	2017
Franklin Income	21,027,536	—	46,046,916	(41,925,368)	Short-term	2017
JPMorgan Small Cap Core Equity	3,696,138	40,922,271	173,149,327	—	—	—
Templeton Global Growth	3,889,328	448,604	11,798,516	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date

High Yield
Class ADV	$0.0566	$—	$—	August 1, 2017	Daily
Class I	$0.0618	$—	$—	August 1, 2017	Daily
Class S	$0.0596	$—	$—	August 1, 2017	Daily
Class S2	$0.0584	$—	$—	August 1, 2017	Daily
Large Cap Growth
Class ADV	$0.0126	$0.1116	$1.2892	July 17, 2017	July 13, 2017
Class I	$0.1276	$0.1116	$1.2892	July 17, 2017	July 13, 2017
Class R6	$0.1276	$0.1116	$1.2892	July 17, 2017	July 13, 2017
Class S	$0.0800	$0.1116	$1.2892	July 17, 2017	July 13, 2017
Class S2	$0.0488	$0.1116	$1.2892	July 17, 2017	July 13, 2017
Large Cap Value
Class ADV	$0.0540	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.0540	$—	$—	July 17, 2017	July 13, 2017
Class R6	$0.0540	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.0540	$—	$—	July 17, 2017	July 13, 2017
Class S2	$0.0540	$—	$—	July 17, 2017	July 13, 2017
Limited Maturity Bond
Class ADV	$0.0118	$—	$—	August 1, 2017	Daily
Class I	$0.0171	$—	$—	August 1, 2017	Daily
Class S	$0.0151	$—	$—	August 1, 2017	Daily
Multi-Manager Large Cap Core
Class ADV	$0.0384	$—	$0.9703	July 17, 2017	July 13, 2017
Class I	$0.0384	$—	$0.9703	July 17, 2017	July 13, 2017
Class R6	$0.0384	$—	$0.9703	July 17, 2017	July 13, 2017
Class S	$0.0384	$—	$0.9703	July 17, 2017	July 13, 2017

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
U.S. Stock Index
Class ADV	$0.0374	$0.0130	$0.7101	July 17, 2017	July 13, 2017
Class I	$0.0374	$0.0130	$0.7101	July 17, 2017	July 13, 2017
Class P2	$0.0374	$0.0130	$0.7101	July 17, 2017	July 13, 2017
Class S	$0.0374	$0.0130	$0.7101	July 17, 2017	July 13, 2017
Class S2	$0.0374	$0.0130	$0.7101	July 17, 2017	July 13, 2017
Clarion Real Estate
Class ADV	$0.6560	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.8960	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.7785	$—	$—	July 17, 2017	July 13, 2017
Class S2	$0.7121	$—	$—	July 17, 2017	July 13, 2017
Franklin Income
Class ADV	$0.4845	$—	$—	July 17, 2017	July 13, 2017
Class I	$0.5430	$—	$—	July 17, 2017	July 13, 2017
Class S	$0.5125	$—	$—	July 17, 2017	July 13, 2017
Class S2	$0.4922	$—	$—	July 17, 2017	July 13, 2017
JPMorgan Small Cap Core Equity
Class ADV	$0.0443	$—	$1.0986	July 17, 2017	July 13, 2017
Class I	$0.1458	$—	$1.0986	July 17, 2017	July 13, 2017
Class R6	$0.1458	$—	$1.0986	July 17, 2017	July 13, 2017
Class S	$0.0953	$—	$1.0986	July 17, 2017	July 13, 2017
Class S2	$0.0626	$—	$1.0986	July 17, 2017	July 13, 2017
Templeton Global Growth
Class ADV	$0.1458	$0.0460	$0.0252	July 17, 2017	July 13, 2017
Class I	$0.1986	$0.0460	$0.0252	July 17, 2017	July 13, 2017
Class S	$0.1714	$0.0460	$0.0252	July 17, 2017	July 13, 2017
Class S2	$0.1569	$0.0460	$0.0252	July 17, 2017	July 13, 2017
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Corporate Bonds/Notes	95.8%
Bank Loans	0.6%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Basic Materials: 7.4%
2,140,000	#,L	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	$2,212,225	0.4
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,453,687	0.4
1,430,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	1,480,050	0.2
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	2,050,000	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,469,400	0.2
500,000	#	Constellium NV, 7.875%, 04/01/21	536,875	0.1
910,000	#	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	980,525	0.2
4,060,000	L	Freeport-McMoRan, Inc., 4.550%-5.450%, 11/14/24-03/15/43	3,654,370	0.6
935,000	#,L	Hexion, Inc., 10.375%, 02/01/22	930,325	0.2
930,000	#	Hexion, Inc., 13.750%, 02/01/22	823,050	0.1
1,850,000	#	IAMGOLD Corp., 7.000%, 04/15/25	1,910,125	0.3
2,000,000	#,L	INEOS Group Holdings SA, 5.625%, 08/01/24	2,067,500	0.3
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,407,000	0.4
1,775,000	#	NOVA Chemicals Corp., 4.875%, 06/01/24	1,770,563	0.3
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,200,793	0.4
690,000	#	SPCM SA, 4.875%, 09/15/25	705,525	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials (continued)
3,351,000		Teck Resources Ltd., 4.750%-5.200%, 01/15/22-03/01/42	$3,238,290	0.5
1,835,000		Tronox Finance LLC, 6.375%, 08/15/20	1,844,175	0.3
895,000	#,L	Tronox Finance LLC, 7.500%, 03/15/22	926,325	0.1
800,000	#	Valvoline, Inc., 5.500%, 07/15/24	848,000	0.1
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,015,875	0.2
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	1,013,512	0.1
13,509,000		Other Securities(a),(b)	9,824,921	1.6
			46,363,111	7.4
		Communications: 18.9%
1,890,000	#	Acosta, Inc., 7.750%, 10/01/22	1,441,125	0.2
400,000	#	Altice Financing SA, 6.500%, 01/15/22	419,000	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,092,500	0.2
1,530,000	#,L	Altice Luxembourg SA, 7.625%, 02/15/25	1,688,737	0.2
2,800,000	#	Altice Luxembourg SA, 7.750%, 05/15/22	2,975,000	0.5
1,175,000	#	Block Communications, Inc., 6.875%, 02/15/25	1,263,125	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,031,900	0.2
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	931,462	0.2
1,470,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	1,506,750	0.2
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,202,038	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,568,637	0.4
2,500,000		CenturyLink, Inc., 5.625%, 04/01/20	2,653,900	0.4
675,000	L	CenturyLink, Inc., 7.500%, 04/01/24	740,813	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	$971,375	0.1
3,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%-7.625%, 03/15/20-11/15/22	3,314,625	0.5
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,887,600	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	522,345	0.1
2,600,000		CSC Holdings LLC, 5.250%, 06/01/24	2,658,760	0.4
1,125,000	#	CSC Holdings LLC, 6.625%, 10/15/25	1,240,425	0.2
2,520,000	#	CSC Holdings LLC, 10.875%, 10/15/25	3,039,750	0.5
6,690,000		DISH DBS Corp., 5.000%-7.750%, 06/01/21-07/01/26	7,309,379	1.2
540,000	#	EW Scripps Co/The, 5.125%, 05/15/25	557,550	0.1
1,650,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,670,625	0.3
2,455,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,554,722	0.4
2,300,000		Level 3 Financing, Inc., 5.250%-5.375%, 01/15/24-03/15/26	2,397,165	0.4
2,750,000	#	MidContinent Communications, 6.250%, 08/01/21	2,854,500	0.5
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,460,938	0.4
900,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	913,500	0.1
2,000,000	#	SFR Group SA, 6.000%, 05/15/22	2,095,000	0.4
3,075,000	#	SFR Group SA, 6.250%, 05/15/24	3,259,500	0.5
1,200,000	#	SFR Group SA, 7.375%, 05/01/26	1,306,500	0.2
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,264,251	0.4
2,070,000	#	Salem Media Group, Inc., 6.750%, 06/01/24	2,126,925	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
2,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	$2,452,813	0.4
2,280,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	2,308,500	0.4
1,000,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	1,035,000	0.2
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,427,100	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	2,144,480	0.3
5,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	5,312,500	0.9
3,235,000		Sprint Corp., 7.125%, 06/15/24	3,607,025	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/21	1,949,063	0.3
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,262,500	0.2
1,295,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,456,875	0.2
2,700,000		T-Mobile USA, Inc., 6.500%, 01/15/26	2,986,875	0.5
850,000		T-Mobile USA, Inc., 5.125%-6.836%, 04/28/23-04/15/25	899,000	0.1
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,981,250	0.5
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,266,250	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,602,563	0.3
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,495,700	0.4
1,255,000	#	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	1,316,181	0.2
16,740,000		Other Securities(b)	16,270,432	2.6
			117,694,529	18.9
		Consumer, Cyclical: 16.6%
1,580,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,591,850	0.3
1,640,000	#	American Greetings Corp., 7.875%, 02/15/25	1,781,450	0.3
1,480,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,539,200	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
2,500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	$2,556,250	0.4
2,200,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	2,255,000	0.4
2,070,000	#	AV Homes, Inc., 6.625%, 05/15/22	2,137,275	0.3
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,663,850	0.4
2,500,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	2,603,125	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,503,525	0.4
460,000	#,L	Carlson Travel, Inc., 6.750%, 12/15/23	469,200	0.0
465,000	#	Carlson Travel, Inc., 9.500%, 12/15/24	477,206	0.1
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,240,200	0.2
1,880,000	#	CCM Merger, Inc., 6.000%, 03/15/22	1,931,700	0.3
315,000	#	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	333,900	0.0
2,900,000	#	Century Communities, Inc., 5.875%, 07/15/25	2,892,750	0.5
1,875,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,886,719	0.3
2,320,000	#,L	DBP Holding Corp., 7.750%, 10/15/20	1,316,600	0.2
2,600,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,752,750	0.4
1,245,000	#,&	Eagle Holding CO II LLC, 7.625%, 05/15/22	1,283,906	0.2
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,912,225	0.3
1,175,000	#	Guitar Center, Inc., 6.500%, 04/15/19	1,026,656	0.2
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	631,875	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	$372,750	0.1
940,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	971,725	0.2
1,410,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,478,737	0.2
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,435,400	0.5
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	1,009,402	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,075,550	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	1,052,887	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	919,600	0.1
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	928,400	0.2
1,845,000	#	Lions Gate Entertainment Corp., 5.875%, 11/01/24	1,951,087	0.3
1,495,000		Meritage Homes Corp., 7.000%, 04/01/22	1,708,037	0.3
1,225,000	#	Meritage Homes Corp., 5.125%, 06/06/27	1,229,594	0.2
4,000,000		MGM Resorts International, 6.625%-6.750%, 10/01/20-12/15/21	4,470,800	0.7
2,000,000	#,&,L	Neiman Marcus Group Ltd., Inc., 8.750%, 10/15/21	970,000	0.2
2,215,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	2,262,069	0.4
235,000	#	PetSmart, Inc., 5.875%, 06/01/25	227,656	0.0
3,370,000	#	PetSmart, Inc., 7.125%, 03/15/23	3,007,725	0.5
2,415,000	#,L	Rite Aid Corp., 6.125%, 04/01/23	2,384,813	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,710,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	$1,739,925	0.3
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,996,500	0.3
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	864,675	0.2
1,640,000	#	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,756,850	0.3
775,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	781,681	0.1
1,550,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,600,375	0.3
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,584,375	0.4
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,693,813	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,339,325	0.4
465,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	483,019	0.1
2,140,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,255,025	0.3
800,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	791,000	0.1
16,650,000		Other Securities(b)	17,423,065	2.8
			103,553,072	16.6
		Consumer, Non-cyclical: 18.8%
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.625%, 06/15/24	2,134,275	0.3
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,262,137	0.2
1,575,000	#	Alpine Finance Merger Sub LLC, 6.875%, 08/01/25	1,606,500	0.3
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	513,300	0.1
1,165,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,001,900	0.2
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,872,000	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,190,000	#	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	$1,228,675	0.2
1,595,000	#	CDK Global, Inc., 4.875%, 06/01/27	1,642,850	0.3
3,295,000		Centene Corp., 4.750%-6.125%, 02/15/21-01/15/25	3,465,977	0.6
4,005,000	L	CHS/Community Health Systems, Inc., 6.250%-8.000%, 11/15/19-03/31/23	4,057,477	0.7
1,410,000	#	Cott Holdings, Inc., 5.500%, 04/01/25	1,441,725	0.2
1,315,000	#	CSVC Acquisition Corp., 7.750%, 06/15/25	1,347,053	0.2
1,155,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	970,200	0.2
400,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	414,000	0.1
485,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	397,700	0.0
2,000,000		Envision Healthcare Corp., 5.625%, 07/15/22	2,075,000	0.4
675,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	696,094	0.1
1,950,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	2,012,985	0.3
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,190,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,038,125	0.6
5,535,000		HCA, Inc., 5.375%-8.000%, 10/01/18-06/15/47	5,911,275	1.0
398,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	421,880	0.0
434,000	#,L	Herc Rentals, Inc., 7.750%, 06/01/24	460,040	0.1
560,000	#,L	Hertz Corp./The, 7.625%, 06/01/22	560,056	0.1
665,000	#,L	Hertz Corp., 5.500%, 10/15/24	548,625	0.1
860,000	#	High Ridge Brands Co., 8.875%, 03/15/25	861,075	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	$2,585,587	0.4
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,540,281	0.4
470,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	444,150	0.1
2,250,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	2,120,625	0.3
2,405,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,417,025	0.4
935,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	967,725	0.1
935,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	973,569	0.2
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,121,765	0.3
1,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,987,200	0.3
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,746,687	0.4
645,000	#	Nature’s Bounty Co., 7.625%, 05/15/21	686,925	0.1
750,000	#	Nielsen Co. Luxembourg SARL., 5.500%, 10/01/21	778,125	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	962,000	0.2
900,000	#	Post Holdings, Inc., 5.000%, 08/15/26	900,000	0.1
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,254,000	0.3
2,400,000	#	Southern Graphics, Inc., 8.375%, 10/15/20	2,454,000	0.4
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,126,950	0.3
1,175,000	#,&	Sterigenics-Nordion Topco LLC, 8.125%, 11/01/21	1,207,313	0.2
5,615,000	L	Tenet Healthcare Corp., 6.750%-8.125%, 02/01/20-06/15/23	5,768,163	0.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,105,000	#	THC Escrow Corp. III, 5.125%, 05/01/25	$1,111,906	0.2
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,339,613	0.2
580,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	561,150	0.1
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	853,740	0.1
1,080,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	918,000	0.1
355,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	373,194	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,966,250	0.5
720,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	758,700	0.1
1,000,000	#,L	Valeant Pharmaceuticals International, 6.375%, 10/15/20	973,750	0.1
1,055,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,007,525	0.2
1,900,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,795,500	0.3
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,227,000	0.5
22,115,000		Other Securities(b)	22,683,821	3.7
			116,743,163	18.8
		Energy: 11.0%
1,020,000	#	Antero Resources Corp., 5.000%, 03/01/25	994,500	0.2
1,430,000	#	California Resources Corp., 8.000%, 12/15/22	909,837	0.1
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,235,850	0.2
2,140,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	2,196,175	0.4
1,480,000	L	Chesapeake Energy Corp., 6.125%, 02/15/21	1,457,800	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
2,140,000	#,L	Chesapeake Energy Corp., 8.000%, 01/15/25	$2,126,625	0.4
800,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	802,000	0.1
1,250,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,250,000	0.2
2,245,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	2,278,675	0.4
1,370,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	1,370,000	0.2
1,415,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,515,819	0.2
1,420,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	1,388,050	0.2
460,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	454,825	0.1
2,000,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,850,000	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,270,400	0.4
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	73,062	0.0
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,650,000	0.4
2,225,000		Murphy Oil Corp., 4.700%-6.875%, 12/01/22-08/15/24	2,184,010	0.4
1,415,000	#	Murray Energy Corp., 11.250%, 04/15/21	1,075,400	0.2
2,715,000	L	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,769,300	0.4
1,950,000	#	Range Resources Corp., 5.875%, 07/01/22	1,989,000	0.3
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,455,250	0.4
3,200,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%-6.375%, 10/15/21-05/01/24	3,378,750	0.5
940,000	#	Vermilion Energy, Inc., 5.625%, 03/15/25	928,250	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
1,405,000	#	WildHorse Resource Development Corp., 6.875%, 02/01/25	$1,324,213	0.2
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,220,815	0.5
30,983,000		Other Securities(a),(b)	24,113,165	3.9
			68,261,771	11.0
		Financial: 4.9%
5,352,000	L	Ally Financial, Inc., 5.750%-8.000%, 09/15/20-11/01/31	6,058,210	1.0
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,168,188	0.5
800,000	#	FBM Finance, Inc., 8.250%, 08/15/21	861,000	0.1
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	586,894	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	15,959	0.0
2,535,000	L	Navient Corp., 5.875%, 10/25/24	2,592,798	0.4
2,380,000		Navient Corp., 7.250%, 09/25/23	2,564,450	0.4
1,150,000		Navient Corp., 6.125%-6.625%, 07/26/21-03/25/24	1,207,750	0.2
1,210,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,274,130	0.2
1,200,000	#	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	1,230,000	0.2
925,000	#	Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24	920,669	0.2
9,262,000		Other Securities	9,803,291	1.6
			30,283,339	4.9
		Industrial: 10.5%
1,875,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	1,935,937	0.3
2,375,000 &		ARD Finance SA, 7.125%, 09/15/23	2,541,012	0.4
492,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	517,830	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	$1,509,062	0.2
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,745,150	0.3
1,005,000	#	BMC East LLC, 5.500%, 10/01/24	1,052,738	0.2
2,350,000	#	Bombardier, Inc., 8.750%, 12/01/21	2,614,375	0.4
285,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	297,825	0.1
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,604,375	0.4
2,080,000	#	BWAY Holding Co., 7.250%, 04/15/25	2,116,400	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,548,750	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,297,100	0.4
300,000	#	GFL Environmental, Inc., 5.625%, 05/01/22	308,250	0.1
2,010,000	#	James Hardie International Finance DAC, 5.875%, 02/15/23	2,115,525	0.3
1,300,000	#	Koppers, Inc., 6.000%, 02/15/25	1,384,500	0.2
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,821,750	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,663,875	0.4
1,415,000	#	Novelis Corp., 5.875%, 09/30/26	1,460,988	0.2
400,000	#	Novelis Corp., 6.250%, 08/15/24	421,000	0.1
275,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	303,703	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,839,047	0.5
2,100,000	#,L	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,564,500	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	$2,075,000	0.3
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	904,800	0.2
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	123,578	0.0
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,115,000	0.3
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,095,000	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	560,000	0.1
2,515,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,621,888	0.4
2,295,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,467,125	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	536,775	0.1
2,250,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,553,750	0.4
3,020,000		TransDigm, Inc., 6.375%-6.500%, 07/15/24-06/15/26	3,094,000	0.5
800,000	#	Tutor Perini Corp., 6.875%, 05/01/25	844,000	0.1
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,419,075	0.2
8,675,000		Other Securities	9,157,045	1.5
			65,230,728	10.5
		Technology: 6.1%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,600,800	0.4
1,500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,505,625	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	$513,000	0.1
940,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	962,325	0.2
1,200,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,303,661	0.2
445,000	#	Dell International LLC / EMC Corp., 5.875%, 06/15/21	467,250	0.1
1,200,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,324,191	0.2
445,000	#	Dell International LLC / EMC Corp., 7.125%, 06/15/24	489,403	0.1
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,096,047	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	516,090	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	387,575	0.0
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,042,500	0.2
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,905,500	0.6
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,442,600	0.4
1,895,000	#	Micron Technology, Inc., 5.250%, 01/15/24	1,970,800	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	969,150	0.2
865,000	#	MSCI, Inc., 5.750%, 08/15/25	941,224	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,864,550	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	576,794	0.1
1,000,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	1,033,750	0.2
1,430,000	#	RP Crown Parent LLC, 7.375%, 10/15/24	1,490,775	0.2
400,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	431,000	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
1,745,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/24	$1,915,138	0.3
7,010,000		Other Securities	7,472,528	1.2
			38,222,276	6.1
		Utilities: 1.6%
2,960,000	L	Calpine Corp., 5.375%-5.750%, 01/15/23-01/15/25	2,818,294	0.5
2,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,606,250	0.4
3,352,000		NRG Energy, Inc., 6.250%-7.875%, 05/15/21-01/15/27	3,435,137	0.5
929,000		Other Securities	978,825	0.2
			9,838,506	1.6
		Total Corporate Bonds/Notes (Cost $581,155,775)	596,190,495	95.8
BANK LOANS: 0.6%
		Communications: 0.3%
2,250,000		Other Securities	1,845,000	0.3
		Consumer, Non-cyclical: 0.3%
1,705,555		Other Securities	1,715,860	0.3
		Total Bank Loans (Cost $3,617,020)	3,560,860	0.6
		Total Long-Term Investments (Cost $584,772,795)	599,751,355	96.4
SHORT-TERM INVESTMENTS: 5.7%
		Securities Lending Collateralcc: 5.7%
1,128,787		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,128,890, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,151,363, due 07/28/17-09/09/49)	1,128,787	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
8,356,695	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,357,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,523,829, due 07/15/17-05/20/67)	$8,356,695	1.3
8,356,695	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,357,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,523,829, due 07/13/17-12/01/51)	8,356,695	1.4
1,373,983	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,374,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,401,465, due 07/15/17-01/15/37)	1,373,983	0.2
674,839	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $674,908, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $688,339, due 07/07/17-01/15/30)	674,839	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,937,061	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,937,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,075,802, due 07/10/17-06/20/67)	$6,937,061	1.1
8,356,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,357,593, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,523,810, due 01/15/19-02/15/46)	8,356,700	1.4
		35,184,760	5.7
	Total Short-Term Investments (Cost $35,184,760)	35,184,760	5.7
	Total Investments in Securities (Cost $619,957,555)	$634,936,115	102.1
	Liabilities in Excess of Other Assets	(12,975,862)	(2.1)
	Net Assets	$621,960,253	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&
Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2017 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

±
Defaulted security

(a)
The grouping contains securities in default.

(b)
This grouping contains securities on loan.

Cost for federal income tax purposes is $620,040,355.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,302,358
Gross Unrealized Depreciation	(10,406,598)
Net Unrealized Appreciation	$14,895,760

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$596,190,495	$—	$596,190,495
Short-Term Investments	—	35,184,760	—	35,184,760
Bank Loans	—	3,560,860	—	3,560,860
Total Investments, at fair value	$—	$634,936,115	$—	$634,936,115

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	36.2%
Consumer Discretionary	18.4%
Health Care	13.7%
Industrials	12.5%
Consumer Staples	7.7%
Financials	3.8%
Materials	3.6%
Real Estate	2.7%
Energy	0.6%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 18.4%
216,041	@	Amazon.com, Inc.	$209,127,688	3.4
1,080,374	@	Burlington Stores, Inc.	99,383,604	1.6
1,533,842		Coach, Inc.	72,612,080	1.2
3,139,285		Comcast Corp. - Class A	122,180,972	2.0
1,117,909	@	Dish Network Corp. - Class A	70,159,969	1.1
1,227,356	@	Dollar Tree, Inc.	85,816,732	1.4
1,008,960		Home Depot, Inc.	154,774,464	2.5
2,691,334		Interpublic Group of Cos., Inc.	66,206,817	1.1
661,369		McDonald’s Corp.	101,295,276	1.6
454,958	@	O'Reilly Automotive, Inc.	99,517,513	1.6
508,050		Other Securities	52,562,350	0.9
			1,133,637,465	18.4
		Consumer Staples: 7.7%
384,686		Costco Wholesale Corp.	61,522,832	1.0
2,022,953	@	Monster Beverage Corp.	100,500,305	1.6
1,516,252		PepsiCo, Inc.	175,111,944	2.8
1,799,890		Sysco Corp.	90,588,464	1.5
943,047		Other Securities	48,925,278	0.8
			476,648,823	7.7
		Energy: 0.6%
426,293		Other Securities	37,859,081	0.6
		Financials: 3.8%
463,863		Aon PLC	61,670,586	1.0
1,464,179		Intercontinental Exchange, Inc.	96,518,680	1.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
1,750,133		TD Ameritrade Holding Corp.	$75,238,217	1.2
			233,427,483	3.8
		Health Care: 13.7%
416,318		Becton Dickinson & Co.	81,227,805	1.3
392,091	@	Biogen, Inc.	106,397,814	1.7
4,311,390	@	Boston Scientific Corp.	119,511,731	1.9
1,038,695	@	Celgene Corp.	134,895,319	2.2
1,003,260		Johnson & Johnson	132,721,265	2.2
949,540		UnitedHealth Group, Inc.	176,063,707	2.9
1,514,792		Zoetis, Inc.	94,492,725	1.5
			845,310,366	13.7
		Industrials: 12.5%
2,255,730		Delta Air Lines, Inc.	121,222,930	2.0
1,174,279		Emerson Electric Co.	70,010,514	1.1
835,813		Ingersoll-Rand PLC - Class A	76,384,950	1.2
326,350		Northrop Grumman Corp.	83,777,308	1.4
445,890		Parker Hannifin Corp.	71,262,140	1.1
567,614		Stanley Black & Decker, Inc.	79,880,318	1.3
208,147		TransDigm Group, Inc.	55,964,484	0.9
1,122,376		Union Pacific Corp.	122,237,970	2.0
1,265,933		Waste Management, Inc.	92,856,186	1.5
			773,596,800	12.5
		Information Technology: 36.2%
739,692	@	Adobe Systems, Inc.	104,622,037	1.7
273,883	@	Alphabet, Inc. - Class A	254,623,547	4.1
839,833		Amphenol Corp.	61,996,472	1.0
2,564,616		Apple, Inc.	369,355,996	6.0
2,784,623		Applied Materials, Inc.	115,032,776	1.9
643,885	@	Electronic Arts, Inc.	68,071,522	1.1
923,917	@	Facebook, Inc.	139,492,989	2.3
1,110,555		Fidelity National Information Services, Inc.	94,841,397	1.5
1,310,280		Mastercard, Inc. - Class A	159,133,506	2.6
5,168,742		Microsoft Corp.	356,281,386	5.8
1,434,376	@	Salesforce.com, Inc.	124,216,962	2.0
1,061,097		Texas Instruments, Inc.	81,630,192	1.3
955,252	@,L	VMware, Inc.	83,517,682	1.4
2,498,995		Other Securities	217,975,002	3.5
			2,230,791,466	36.2
		Materials: 3.6%
1,094,518	@	Berry Plastics Group, Inc.	62,398,471	1.0
1,207,715	@	Crown Holdings, Inc.	72,052,277	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,414,478	Dow Chemical Co.	$89,211,128	1.4
		223,661,876	3.6
	Real Estate: 2.7%
865,337	American Tower Corp.	114,501,392	1.9
117,939	Other Securities	50,614,701	0.8
		165,116,093	2.7
	Total Common Stock (Cost $5,122,395,838)	6,120,049,453	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc: 1.1%
2,181,719	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,181,918, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,225,353, due 07/28/17-09/09/49)	2,181,719	0.0
16,151,688	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $16,153,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $16,474,722, due 07/15/17-05/20/67)	16,151,688	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
16,151,688	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $16,153,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $16,474,722, due 07/13/17-12/01/51)	$16,151,688	0.3
2,655,634	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $2,655,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,708,751, due 07/15/17-01/15/37)	2,655,634	0.0
1,304,329	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,304,463, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,330,423, due 07/07/17-01/15/30)	1,304,329	0.0
13,408,212	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $13,409,457, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,676,377, due 07/10/17-06/20/67)	13,408,212	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
16,151,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $16,153,426, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,474,687, due 01/15/19-02/15/46)	$16,151,700	0.3
		68,004,970	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
47,485,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $47,485,000)	47,485,000	0.8
	Total Short-Term Investments (Cost $115,489,970)	115,489,970	1.9
	Total Investments in Securities (Cost $5,237,885,808)	$6,235,539,423	101.1
	Liabilities in Excess of Other Assets	(67,611,875)	(1.1)
	Net Assets	$6,167,927,548	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $5,250,354,377.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,064,278,102
Gross Unrealized Depreciation	(79,093,056)
Net Unrealized Appreciation	$985,185,046

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$6,120,049,453	$—	$—	$6,120,049,453
Short-Term Investments	47,485,000	68,004,970	—	115,489,970
Total Investments, at fair value	$6,167,534,453	$68,004,970	$—	$6,235,539,423

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	25.4%
Health Care	13.8%
Energy	10.8%
Consumer Staples	9.2%
Industrials	8.6%
Information Technology	8.5%
Consumer Discretionary	6.4%
Utilities	6.0%
Real Estate	4.7%
Telecommunication Services	3.1%
Materials	2.7%
Communications	0.0%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 6.4%
378,585		CBS Corp. - Class B	$24,146,151	1.8
537,608		Coach, Inc.	25,450,363	1.9
282,284	@	Dish Network Corp. - Class A	17,716,144	1.3
94,343		Vail Resorts, Inc.	19,135,591	1.4
			86,448,249	6.4
		Consumer Staples: 9.2%
425,412		Coca-Cola Co.	19,079,728	1.4
162,627		Dr Pepper Snapple Group, Inc.	14,816,946	1.1
174,821		Kraft Heinz Co.	14,971,671	1.1
333,572		Philip Morris International, Inc.	39,178,031	2.9
487,936		Wal-Mart Stores, Inc.	36,926,997	2.7
			124,973,373	9.2
		Energy: 10.8%
802,798		Canadian Natural Resources Ltd.	23,152,694	1.7
657,496		Exxon Mobil Corp.	53,079,652	3.9
352,538		Halliburton Co.	15,056,898	1.1
529,548		Plains GP Holdings L.P.	13,852,976	1.0
375,736		Royal Dutch Shell PLC - Class A ADR	19,985,398	1.5
320,423		Schlumberger Ltd.	21,096,650	1.6
			146,224,268	10.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 25.4%
309,505	Allstate Corp.	$27,372,622	2.0
201,029	Chubb Ltd.	29,225,596	2.2
772,722	Citizens Financial Group, Inc.	27,570,721	2.0
397,264	Comerica, Inc.	29,095,615	2.1
754,412	Hartford Financial Services Group, Inc.	39,659,439	2.9
693,024	JPMorgan Chase & Co.	63,342,394	4.7
1,730,155	Keycorp	32,423,105	2.4
631,386	Lazard Ltd.	29,252,113	2.2
1,194,281	Wells Fargo & Co.	66,175,110	4.9
		344,116,715	25.4
	Health Care: 13.8%
489,489L	AstraZeneca PLC ADR	16,686,680	1.2
303,285	Johnson & Johnson	40,121,573	3.0
336,234	Medtronic PLC	29,840,767	2.2
554,340	Merck & Co., Inc.	35,527,651	2.6
1,493,485	Pfizer, Inc.	50,166,161	3.7
81,431	UnitedHealth Group, Inc.	15,098,936	1.1
		187,441,768	13.8
	Industrials: 8.6%
101,971	Cummins, Inc.	16,541,736	1.2
216,819	Deere & Co.	26,796,660	2.0
116,106	General Dynamics Corp.	23,000,599	1.7
89,015	Rockwell Automation, Inc.	14,416,869	1.0
380,492	Timken Co.	17,597,755	1.3
119,970	Watsco, Inc.	18,499,374	1.4
		116,852,993	8.6
	Information Technology: 8.5%
743,496	Cisco Systems, Inc.	23,271,425	1.7
250,385	Microsoft Corp.	17,259,038	1.3
681,586	Oracle Corp.	34,174,722	2.5
385,433	Qualcomm, Inc.	21,283,610	1.6
294,961	Other Securities(a)	19,443,548	1.4
		115,432,343	8.5
	Materials: 2.7%
447,180	Dow Chemical Co.	28,203,642	2.1
145,209	Other Securities	8,403,245	0.6
		36,606,887	2.7
	Real Estate: 4.7%
153,954	Crown Castle International Corp.	15,423,112	1.2
462,921	Gaming and Leisure Properties, Inc.	17,438,234	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
271,629		Highwoods Properties, Inc.	$13,774,306	1.0
155,907		Mid-America Apartment Communities, Inc.	16,429,480	1.2
			63,065,132	4.7
		Telecommunication Services: 3.1%
632,482		AT&T, Inc.	23,863,546	1.8
725,963	L	CenturyLink, Inc.	17,335,996	1.3
			41,199,542	3.1
		Utilities: 6.0%
336,586		Ameren Corp.	18,401,157	1.3
482,577		Exelon Corp.	17,406,552	1.3
182,206		NextEra Energy, Inc.	25,532,527	1.9
302,355		PG&E Corp.	20,067,301	1.5
440,822		Other Securities	—	—
			81,407,537	6.0
		Total Common Stock (Cost $1,202,500,486)	1,343,768,807	99.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Communications: —%
32,517	Other Securities	—	—
	Energy: 0.0%
1,685,000	Other Securities	73,588	0.0
	Financial : —%
1,216,000	Other Securities(b)	—	—
	Total Corporate Bonds/Notes (Cost $862,218)	73,588	0.0
	Total Long-Term Investments (Cost $1,203,362,704)	1,343,842,395	99.2
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 1.4%
609,354	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $609,410, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $621,541, due 07/28/17-09/09/49)	609,354	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,511,200	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,511,626, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,601,424, due 07/15/17-05/20/67)	$4,511,200	0.3
4,511,200	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,511,626, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,601,424, due 07/13/17-12/01/51)	4,511,200	0.3
741,719	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $741,784, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $756,555, due 07/15/17-01/15/37)	741,719	0.1
364,299	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $364,336, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $371,587, due 07/07/17- 01/15/30)	364,299	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,744,846	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $3,745,194, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,819,743, due 07/10/17-06/20/67)	$3,744,846	0.3
4,511,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,511,682, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,601,411, due 01/15/19-02/15/46)	4,511,200	0.3
		18,993,818	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
7,678,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $7,678,000)	7,678,000	0.6
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $26,671,818)	$26,671,818	2.0
Total Investments in Securities (Cost $1,230,034,522)	$1,370,514,213	101.2
Liabilities in Excess of Other Assets	(15,724,090)	(1.2)
Net Assets	$1,354,790,123	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

(b)
The grouping contains securities in default.

Cost for federal income tax purposes is $1,232,485,395.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$161,597,149
Gross Unrealized Depreciation	(23,568,331)
Net Unrealized Appreciation	$138,028,818

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$86,448,249	$—	$—	$86,448,249
Consumer Staples	124,973,373	—	—	124,973,373
Energy	146,224,268	—	—	146,224,268
Financials	344,116,715	—	—	344,116,715
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Health Care	187,441,768	—	—	187,441,768
Industrials	116,852,993	—	—	116,852,993
Information Technology	115,432,343	—	—	115,432,343
Materials	36,606,887	—	—	36,606,887
Real Estate	63,065,132	—	—	63,065,132
Telecommunication Services	41,199,542	—	—	41,199,542
Utilities	81,407,537	—	—	81,407,537
Total Common Stock	1,343,768,807	—	—	1,343,768,807
Corporate Bonds/Notes	—	73,588	—	73,588
Short-Term Investments	7,678,000	18,993,818	—	26,671,818
Total Investments, at fair value	$1,351,446,807	$19,067,406	$—	$1,370,514,213

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$53,529
Total	$53,529

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(8,010)
Total	$(8,010)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Corporate Bonds/Notes	39.8%
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	17.4%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	0.1%
Foreign Government Bonds	0.1%
U.S. Government Agency Obligations	0.0%
Assets in Excess of Other Liabilities*	14.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.8%
		Basic Materials: 0.5%
1,400,000		Other Securities	$1,406,646	0.5
		Communications: 1.8%
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,056,698	0.4
680,000	#	Sky PLC, 2.625%, 09/16/19	684,994	0.2
300,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	302,381	0.1
2,974,000		Other Securities	2,998,257	1.1
			5,042,330	1.8
		Consumer, Cyclical: 3.7%
1,307,000		American Honda Finance Corp., 2.000%-2.250%, 08/15/19-02/14/20	1,315,580	0.5
445,000	#	BMW US Capital LLC, 1.450%, 09/13/19	442,166	0.2
970,000	#	Daimler Finance North America LLC, 2.300%, 01/06/20	973,391	0.4
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,162,501	0.4
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,228,653	0.4
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,093,615	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	550,479	0.2
1,130,000		Toyota Motor Credit Corp., 1.550%-1.700%, 01/09/19-10/18/19	1,127,749	0.4
2,299,000		Other Securities	2,310,812	0.8
			10,204,946	3.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 6.0%
980,000		Abbott Laboratories, 2.350%, 11/22/19	$987,984	0.3
470,000		Abbott Laboratories, 2.800%, 09/15/20	477,658	0.2
1,470,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,473,903	0.5
1,220,000		AstraZeneca PLC, 1.750%-1.950%, 11/16/18-09/18/19	1,222,561	0.5
520,000	#	BAT International Finance PLC, 2.750%, 06/15/20	527,123	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/20	992,797	0.4
850,000	#	Danone SA, 1.691%, 10/30/19	843,726	0.3
1,060,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	1,062,953	0.4
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	922,176	0.3
7,887,000		Other Securities(a)	7,881,837	2.9
			16,392,718	6.0
		Energy: 2.5%
1,045,000		BP Capital Markets PLC, 2.315%-2.521%, 01/15/20-02/13/20	1,057,263	0.4
2,193,000		Shell International Finance BV, 1.375%-2.125%, 11/10/18-09/12/21	2,182,022	0.8
3,501,000		Other Securities	3,511,211	1.3
			6,750,496	2.5
		Financial: 17.2%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	342,402	0.1
620,000	#	Athene Global Funding, 2.750%, 04/20/20	621,559	0.2
1,180,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%-2.250%, 06/13/19-09/23/19	1,185,567	0.4
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,073,443	0.4
1,009,000		Bank of America Corp., 2.151%-2.650%, 04/01/19-11/09/20	1,014,666	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,040,000		Bank of Montreal, 1.800%-2.100%, 07/31/18-12/12/19	$1,042,171	0.4
650,000	#	BNZ International Funding Ltd./London, 2.350%, 03/04/19	653,197	0.2
400,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	401,720	0.1
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,205,244	0.5
592,000		Citigroup, Inc., 2.500%, 07/29/19	597,641	0.2
460,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	461,138	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	1,056,979	0.4
1,050,000		Discover Bank, 2.600%, 11/13/18	1,059,310	0.4
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	485,400	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	954,158	0.3
920,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	973,139	0.4
900,000	#	ING Bank NV, 2.700%, 08/17/20	912,732	0.3
1,300,000		JPMorgan Chase & Co., 1.850%-2.550%, 03/22/19-03/01/21	1,302,302	0.5
705,000	#	Metropolitan Life Global Funding I, 1.550%, 09/13/19	698,999	0.3
2,490,000		Morgan Stanley, 2.200%-2.750%, 12/07/18-05/19/22	2,502,562	0.9
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	349,473	0.1
390,000	#	NUVEEN FINANCE LLC, 2.950%, 11/01/19	395,813	0.1
1,330,000		Royal Bank of Canada, 1.800%-2.125%, 07/30/18-03/02/20	1,332,287	0.5
900,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	978,895	0.4
820,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	826,445	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
430,000		Santander UK PLC, 2.500%, 03/14/19	$433,603	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	627,641	0.2
610,000	#	Standard Chartered PLC, 2.100%, 08/19/19	608,097	0.2
470,000	#	UBS AG/London, 2.200%, 06/08/20	470,675	0.2
860,000	#	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	879,147	0.3
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	441,865	0.2
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/19	1,336,693	0.5
19,297,000		Other Securities	19,627,121	7.2
			46,852,084	17.2
		Industrial: 1.5%
523,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	523,770	0.2
300,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	302,257	0.1
3,232,000		Other Securities	3,255,996	1.2
			4,082,023	1.5
		Technology: 3.5%
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,251,647	0.4
545,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	546,088	0.2
1,290,000	#	Dell International LLC / EMC Corp., 3.480%, 06/01/19	1,320,812	0.5
1,090,000		International Business Machines Corp., 1.900%, 01/27/20	1,090,633	0.4
1,074,000		Microsoft Corp., 1.100%-1.550%, 08/08/19-08/08/21	1,056,141	0.4
4,253,000		Other Securities	4,286,645	1.6
			9,551,966	3.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 3.1%
1,125,000		Duke Energy Corp., 1.800%, 09/01/21	$1,099,179	0.4
268,000	#	Electricite de France SA, 2.350%, 10/13/20	269,142	0.1
6,913,000		Other Securities	6,987,063	2.6
			8,355,384	3.1
		Total Corporate Bonds/Notes (Cost $108,284,070)	108,638,593	39.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
344,036		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.185%, 02/25/34	351,794	0.1
		Total Collateralized Mortgage Obligations (Cost $347,256)	351,794	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%##
153		Other Securities	156	0.0
		Federal National Mortgage Association: 0.0%##
116,203		Other Securities	127,397	0.0
		Total U.S. Government Agency Obligations (Cost $118,653)	127,553	0.0
FOREIGN GOVERNMENT BONDS: 0.1%
179,000		Other Securities	179,027	0.1
		Total Foreign Government Bonds (Cost $178,474)	179,027	0.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.9%
2,656,672		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,699,559	1.0
7,539		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.866%, 12/10/49	7,534	0.0
500,000	#	Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/31	494,733	0.2
1,144,971		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,168,054	0.4
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,340,000		Citigroup Commercial Mortgage Trust 2012-GC8 AAB, 2.608%, 09/10/45	$1,360,934	0.5
202,583	#	Commercial Mortgage Trust 2004-GG1 F, 6.591%, 06/10/36	202,945	0.1
22,240,086 ^		Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.855%, 09/25/18	366,414	0.1
476,339		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	504,510	0.2
267,519		Ginnie Mae 2012-19 AB, 1.450%, 03/16/34	267,250	0.1
392,664		Ginnie Mae 2014-54 AC, 2.874%, 02/16/49	397,859	0.1
187,939		Ginnie Mae 2015-21 AF, 2.071%, 07/16/48	186,126	0.1
468,926		Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	462,698	0.2
207,196		Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	207,417	0.1
558,151		Ginnie Mae 2017-50 AB, 2.400%, 02/16/47	552,823	0.2
638,364		Ginnie Mae 2017-51 AB, 2.350%, 04/16/57	633,824	0.2
430,000		Ginnie Mae 2017-86 AB, 2.300%, 05/16/59	428,737	0.2
900,000		Ginnie Mae 2017-89 A, 2.500%, 08/16/57	901,941	0.3
924,536		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	940,952	0.4
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH D, 3.409%, 04/15/27	648,459	0.2
52,831	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	52,638	0.0
489,076		Morgan Stanley Capital I Trust 2007-IQ16, 5.809%, 12/12/49	490,521	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
707,056		Morgan Stanley Capital I Trust 2008-TOP29, 6.503%, 01/11/43	$717,336	0.2
760,000	#	PFP 2015-2 C, 4.422%, 07/14/34	761,298	0.3
7,046,484		Other Securities	7,113,117	2.6
		Total Commercial Mortgage-Backed Securities (Cost $21,733,611)	21,567,679	7.9
ASSET-BACKED SECURITIES: 17.4%
		Automobile Asset-Backed Securities: 5.3%
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	349,857	0.1
500,000		CarMax Auto Owner Trust 2016-2 A3, 1.520%, 02/16/21	499,110	0.2
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	756,328	0.3
750,000	#	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	746,031	0.3
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	600,491	0.2
1,300,000		Ford Credit Auto Owner Trust 2016-C, 1.400%, 02/15/22	1,285,457	0.5
450,000		GM Financial Automobile Leasing Trust 2015-3 A4, 1.810%, 11/20/19	450,664	0.2
1,200,000		GM Financial Automobile Leasing Trust 2016-3, 1.780%, 05/20/20	1,197,475	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	351,097	0.1
970,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	970,534	0.4
300,000	#	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/20	299,289	0.1
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/22	997,759	0.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
550,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	$554,041	0.2
5,320,000		Other Securities	5,324,399	1.9
			14,382,532	5.3
		Credit Card Asset-Backed Securities: 4.4%
850,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	852,330	0.3
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	650,422	0.2
1,500,000		Cabela’s Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,509,131	0.6
900,000		Cabela’s Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	898,936	0.3
650,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	644,723	0.2
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/22	1,200,949	0.5
420,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	423,571	0.2
900,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	899,593	0.3
740,000		Discover Card Execution Note Trust 2012-A6 A6, 1.670%, 01/18/22	739,288	0.3
400,000		Discover Card Execution Note Trust 2014-A1 A1, 1.589%, 07/15/21	401,942	0.1
470,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	473,653	0.2
470,000		Discover Card Execution Note Trust 2015-A3 A, 1.450%, 03/15/21	469,126	0.2
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/22	1,190,428	0.4
1,550,000		Other Securities	1,545,897	0.6
			11,899,989	4.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.0%
74,683		Other Securities	$75,179	0.0
		Other Asset-Backed Securities: 7.4%
970,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	971,842	0.4
250,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	250,000	0.1
250,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	250,000	0.1
580,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	580,000	0.2
840,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	842,310	0.3
1,650,000	#	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.648%, 01/15/29	1,654,734	0.6
1,210,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	1,210,380	0.4
460,000	#	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.519%, 06/09/30	460,000	0.2
630,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	632,119	0.2
980,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	980,645	0.4
968,807		CWABS, Inc. Asset-Backed Certificates Trust 2004-5 1A, 1.716%, 10/25/34	953,133	0.3
960,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	966,341	0.4
540,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	540,000	0.2
1,120,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	1,120,929	0.4
68,218	#	GSAMP Trust 2005-SEA2 A1, 1.566%, 01/25/45	68,150	0.0
750,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	750,000	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
950,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	$957,351	0.3
880,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	882,516	0.3
520,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	521,194	0.2
500,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	499,995	0.2
400,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	400,000	0.1
750,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	754,799	0.3
700,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	700,000	0.3
275,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	275,000	0.1
500,000	#	TCI-Symphony CLO 2017-1A A Ltd., 07/15/30	500,000	0.2
570,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	570,000	0.2
920,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	920,802	0.3
450,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	450,657	0.2
620,000		Other Securities	621,551	0.2
			20,284,448	7.4
		Student Loan Asset-Backed Securities: 0.3%
700,000	#	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	699,536	0.3
		Total Asset-Backed Securities (Cost $47,301,700)	47,341,684	17.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 20.3%
		U.S. Treasury Notes: 20.3%
4,138,000		1.250%, due 03/31/19	$4,129,836	1.5
850,000		1.250%, due 05/31/19	848,058	0.3
21,510,000		1.250%, due 06/30/19	21,453,708	7.9
9,920,000		1.500%, due 06/15/20	9,906,053	3.6
6,238,000		1.750%, due 06/30/22	6,197,796	2.3
8,497,000		2.000%, due 06/30/24	8,420,994	3.1
2,290,000		1.875%, due 03/31/22	2,291,520	0.9
2,000,000		1.250%, due 04/30/19	1,995,390	0.7
		Total U.S. Treasury Obligations (Cost $55,310,352)	55,243,355	20.3
		Total Long-Term Investments (Cost $233,274,116)	233,449,685	85.6
SHORT-TERM INVESTMENTS: 14.2%
		Corporate Bonds/Notes: 6.9%
680,000		AbbVie, Inc., 1.800%, 05/14/18	681,008	0.2
705,000		Allergan Funding SCS, 2.350%, 03/12/18	708,073	0.3
614,000		Air Lease Corp., 2.125%, 01/15/18	615,175	0.2
690,000		Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,148	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	540,690	0.2
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	810,434	0.3
570,000		Baxalta, Inc., 2.000%, 06/22/18	571,061	0.2
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,192	0.1
502,000		British Telecommunications PLC, 5.950%, 01/15/18	513,323	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	371,069	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	790,299	0.3
820,000		Chevron Corp., 1.365%, 03/02/18	819,876	0.3
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	320,208	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
540,000		Corning, Inc., 1.500%, 05/08/18	$539,830	0.2
750,000		Credit Suisse AG/New York NY, 1.700%, 04/27/18	750,045	0.3
310,000		eBay, Inc., 2.500%, 03/09/18	311,847	0.1
410,000		Eli Lilly & Co., 1.250%, 03/01/18	409,625	0.1
360,000		Energy Transfer L.P., 2.500%, 06/15/18	361,853	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	699,564	0.3
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	616,399	0.2
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	504,184	0.2
525,000		NetApp, Inc., 2.000%, 12/15/17	525,737	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	435,203	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	797,751	0.3
635,000		Sanofi, 1.250%, 04/10/18	634,355	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	539,423	0.2
539,000		Statoil ASA, 1.250%, 11/09/17	538,615	0.2
430,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	430,611	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	590,874	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,301,447	0.5
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	501,000	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	570,433	0.2
			18,765,352	6.9
		U.S. Government Agency Obligations: 0.0%
315		Fannie Mae, 6.000%, 09/01/17 (Cost $315)	314	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 0.3%
32,001	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $32,004, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $32,641, due 07/28/17-09/09/49)	$32,001	0.0
670,479	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $670,542, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $683,889, due 07/15/17- 05/20/67)	670,479	0.3
38,952	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $38,955, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $39,731, due 07/15/17-01/15/37)	38,952	0.0
19,131	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $19,133, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $19,514, due 07/07/17- 01/15/30)	19,131	0.0
		760,563	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Mortgage-Backed Securities: 0.1%
35,234,152 ^	Freddie Mac Multifamily Structured Pass Through Certificates K702 X1, 1.617%, 02/25/18	$189,799	0.1
14,826,766 ^	Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.186%, 05/25/18	178,651	0.0
		368,450	0.1
	U.S. Treasury Obligations: 6.3%
17,405,000	United States Treasury Note, 0.625%, 06/30/18 (Cost $17,313,087)	17,295,540	6.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,513,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $1,513,000)	1,513,000	0.6
	Total Short-Term Investments (Cost $38,657,258)	38,703,219	14.2
	Total Investments in Securities (Cost $271,931,374)	$272,152,904	99.8
	Assets in Excess of Other Liabilities	487,112	0.2
	Net Assets	$272,640,016	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $271,938,563.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$717,967
Gross Unrealized Depreciation	(503,626)
Net Unrealized Appreciation	$214,341

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$108,638,593	$—	$108,638,593
Collateralized Mortgage Obligations	—	351,794	—	351,794
Short-Term Investments	1,513,000	37,190,219	—	38,703,219
U.S. Treasury Obligations	—	55,243,355	—	55,243,355
Commercial Mortgage-Backed Securities	—	21,567,679	—	21,567,679
U.S. Government Agency Obligations	—	127,553	—	127,553
Asset-Backed Securities	—	47,091,684	250,000	47,341,684
Foreign Government Bonds	—	179,027	—	179,027
Total Investments, at fair value	$1,513,000	$270,389,904	$250,000	$272,152,904
Other Financial Instruments+
Futures	68,026	—	—	68,026
Total Assets	$1,581,026	$270,389,904	$250,000	$272,220,930
Liabilities Table
Other Financial Instruments+
Futures	$(44,321)	$—	$—	$(44,321)
Total Liabilities	$(44,321)	$—	$—	$(44,321)

^
See Note 2, “Significant Accounting Policie” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	141	09/29/17	$30,471,423	$(44,321)
			$30,471,423	$(44,321)
Short Contracts
U.S. Treasury 10-Year Note	(102)	09/20/17	(12,804,188)	26,483
U.S. Treasury 5-Year Note	(153)	09/29/17	(18,028,899)	41,543
			$(30,833,087)	$68,026

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$68,026
Total Asset Derivatives		$68,026
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$44,321
Total Liability Derivatives		$44,321

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$(244,854)	$13,763	$(231,091)
Total	$(244,854)	$13,763	$(231,091)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$(943)	$(13,562)	$(14,505)
Total	$(943)	$(13,562)	$(14,505)

See Accompanying Notes to Financial Statements

Voya Multi-Manager Large Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Financials	20.8%
Information Technology	18.3%
Consumer Discretionary	16.7%
Health Care	12.5%
Industrials	12.3%
Consumer Staples	6.5%
Energy	4.2%
Materials	3.0%
Telecommunication Services	1.9%
Real Estate	0.8%
Utilities	0.6%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 16.7%
105,640	@	Carmax, Inc.	$6,661,659	2.1
127,869		Carnival Corp.	8,384,370	2.6
104,381		Comcast Corp. - Class A	4,062,509	1.3
87,421	@	Dollar Tree, Inc.	6,112,476	1.9
89,468		Lowe’s Cos, Inc.	6,936,454	2.1
84,806		Nike, Inc.	5,003,554	1.5
17,099	@	O'Reilly Automotive, Inc.	3,740,235	1.2
181,267		Other Securities	12,914,851	4.0
			53,816,108	16.7
		Consumer Staples: 6.5%
91,769		Altria Group, Inc.	6,834,037	2.1
72,764		Coca-Cola Co.	3,263,465	1.0
21,779		PepsiCo, Inc.	2,515,257	0.8
43,685		Philip Morris International, Inc.	5,130,803	1.6
60,411		Other Securities	3,033,490	1.0
			20,777,052	6.5
		Energy: 4.2%
57,830		Chevron Corp.	6,033,404	1.8
35,500		Exxon Mobil Corp.	2,865,915	0.9
114,443		Other Securities	4,748,331	1.5
			13,647,650	4.2
		Financials: 20.8%
9,613	@	Alleghany Corp.	5,717,812	1.8
15,332		Aon PLC	2,038,389	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
108,572		Bank of America Corp.	$2,633,957	0.8
67,134		Bank of New York Mellon Corp.	3,425,177	1.1
94,427	@	Berkshire Hathaway, Inc. - Class B	15,993,101	5.0
16,007		Blackrock, Inc.	6,761,517	2.1
73,856		Citigroup, Inc.	4,939,489	1.5
55,759		JPMorgan Chase & Co.	5,096,373	1.6
53,205		Morgan Stanley	2,370,815	0.7
157,794		Progressive Corp.	6,957,137	2.2
178,478		Wells Fargo & Co.	9,889,466	3.1
15,282		Other Securities	1,012,552	0.3
			66,835,785	20.8
		Health Care: 12.5%
46,305	@	Alexion Pharmaceuticals, Inc.	5,633,929	1.8
87,736		Bristol-Myers Squibb Co.	4,888,650	1.5
19,490	@	Celgene Corp.	2,531,166	0.8
14,335		Cigna Corp.	2,399,536	0.7
72,017		Eli Lilly & Co.	5,926,999	1.8
32,889		Johnson & Johnson	4,350,886	1.4
79,820		Pfizer, Inc.	2,681,154	0.8
109,983		Other Securities	11,748,195	3.7
			40,160,515	12.5
		Industrials: 12.3%
47,558		Deere & Co.	5,877,693	1.8
34,842		FedEx Corp.	7,572,212	2.4
36,543		General Dynamics Corp.	7,239,168	2.2
27,643		Honeywell International, Inc.	3,684,536	1.1
48,889		Norfolk Southern Corp.	5,949,791	1.8
60,508		Southwest Airlines Co.	3,759,967	1.2
145,690		Other Securities	5,633,726	1.8
			39,717,093	12.3
		Information Technology: 18.3%
2,378	@	Alphabet, Inc. - Class A	2,210,779	0.7
11,199	@	Alphabet, Inc. - Class C	10,176,867	3.2
101,662		Apple, Inc.	14,641,361	4.6
13,608		Broadcom Ltd.	3,171,344	1.0
125,786		Cisco Systems, Inc.	3,937,102	1.2
32,155	@	Facebook, Inc.	4,854,762	1.5
23,616		Mastercard, Inc. - Class A	2,868,163	0.9
67,535		Microsoft Corp.	4,655,188	1.4
68,528		Visa, Inc. - Class A	6,426,556	2.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Large Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
78,891	Other Securities	$5,773,174	1.8
		58,715,296	18.3
	Materials: 3.0%
13,061	NewMarket Corp.	6,014,330	1.9
6,621	Sherwin-Williams Co.	2,323,706	0.7
28,660	Other Securities	1,255,103	0.4
		9,593,139	3.0
	Real Estate: 0.8%
18,698	American Tower Corp.	2,474,119	0.8
	Telecommunication Services: 1.9%
73,740	AT&T, Inc.	2,782,210	0.8
77,822	Verizon Communications, Inc.	3,475,531	1.1
		6,257,741	1.9
	Utilities: 0.6%
38,404	Other Securities	2,046,528	0.6
	Total Common Stock (Cost $259,984,637)	314,041,026	97.6
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,742,683	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $2,742,683)	2,742,683	0.9
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
Total Short-Term Investments (Cost $2,742,683)	$2,742,683	0.9
Total Investments in Securities (Cost $262,727,320)	$316,783,709	98.5
Assets in Excess of Other Liabilities	4,756,344	1.5
Net Assets	$321,540,053	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

Cost for federal income tax purposes is $264,096,869.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,503,230
Gross Unrealized Depreciation	(4,816,390)
Net Unrealized Appreciation	$52,686,840

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$314,041,026	$—	$—	$314,041,026
Short-Term Investments	2,742,683	—	—	2,742,683
Total Investments, at fair value	$316,783,709	$—	$—	$316,783,709

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Information Technology	22.0%
Financials	14.4%
Health Care	14.3%
Consumer Discretionary	12.1%
Industrials	10.2%
Consumer Staples	8.9%
Energy	6.0%
Utilities	3.1%
Real Estate	2.9%
Materials	2.8%
Telecommunication Services	2.1%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.1%
93,155	@	Amazon.com, Inc.	$90,174,040	1.8
1,111,302		Comcast Corp. - Class A	43,251,874	0.9
280,732		Home Depot, Inc.	43,064,289	0.9
191,389		McDonald’s Corp.	29,313,139	0.6
11,546	@	Priceline.com, Inc.	21,597,024	0.4
341,594		Walt Disney Co.	36,294,362	0.7
6,310,494		Other Securities(a)	334,667,453	6.8
			598,362,181	12.1
		Consumer Staples: 8.9%
453,575		Altria Group, Inc.	33,777,730	0.7
902,927		Coca-Cola Co.	40,496,276	0.8
335,431		PepsiCo, Inc.	38,738,926	0.8
364,698		Philip Morris International, Inc.	42,833,780	0.9
600,561		Procter & Gamble Co.	52,338,891	1.0
346,843		Wal-Mart Stores, Inc.	26,249,078	0.5
3,130,299		Other Securities	206,591,956	4.2
			441,026,637	8.9
		Energy: 6.0%
444,867		Chevron Corp.	46,412,974	1.0
994,964		Exxon Mobil Corp.	80,323,444	1.6
326,267		Schlumberger Ltd.	21,481,419	0.4
3,594,197		Other Securities(a)	146,875,787	3.0
			295,093,624	6.0
		Financials: 14.4%
2,336,833		Bank of America Corp.	56,691,568	1.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
446,024	@	Berkshire Hathaway, Inc. - Class B	$75,543,085	1.5
646,500		Citigroup, Inc.	43,237,920	0.9
834,244		JPMorgan Chase & Co.	76,249,902	1.5
1,056,091		Wells Fargo & Co.	58,518,002	1.2
6,414,961		Other Securities	398,859,896	8.1
			709,100,373	14.4
		Health Care: 14.3%
373,715		AbbVie, Inc.	27,098,075	0.5
172,797		Amgen, Inc.	29,760,827	0.6
386,839		Bristol-Myers Squibb Co.	21,554,669	0.4
183,348	@	Celgene Corp.	23,811,405	0.5
306,837		Gilead Sciences, Inc.	21,717,923	0.4
632,547		Johnson & Johnson	83,679,642	1.7
321,432		Medtronic PLC	28,527,090	0.6
642,252		Merck & Co., Inc.	41,161,931	0.8
1,401,326		Pfizer, Inc.	47,070,540	1.0
226,281		UnitedHealth Group, Inc.	41,957,023	0.9
3,377,393		Other Securities(a)	340,813,471	6.9
			707,152,596	14.3
		Industrials: 10.2%
140,324		3M Co.	29,214,053	0.6
131,808		Boeing Co.	26,065,032	0.5
2,044,917		General Electric Co.	55,233,208	1.1
179,007		Honeywell International, Inc.	23,859,843	0.5
189,597		Union Pacific Corp.	20,649,009	0.4
174,969		United Technologies Corp.	21,365,465	0.5
3,741,141		Other Securities	324,779,958	6.6
			501,166,568	10.2
		Information Technology: 22.0%
69,888	@	Alphabet, Inc. - Class A	64,973,476	1.3
70,067	@	Alphabet, Inc. - Class C	63,671,985	1.3
1,224,276		Apple, Inc.	176,320,229	3.6
94,245		Broadcom Ltd.	21,963,797	0.5
1,174,077		Cisco Systems, Inc.	36,748,610	0.8
555,036	@	Facebook, Inc.	83,799,335	1.7
200,752		International Business Machines Corp.	30,881,680	0.6
1,105,734		Intel Corp.	37,307,465	0.8
220,253		Mastercard, Inc. - Class A	26,749,727	0.5
1,812,875		Microsoft Corp.	124,961,474	2.5
139,714		Nvidia Corp.	20,197,056	0.4
705,312		Oracle Corp.	35,364,344	0.7
433,523		Visa, Inc. - Class A	40,655,787	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
5,651,069	Other Securities(a)	$321,713,326	6.5
		1,085,308,291	22.0
	Materials: 2.8%
2,017,586	Other Securities	138,838,307	2.8
	Real Estate: 2.9%
2,024,126	Other Securities	142,631,522	2.9
	Telecommunication Services: 2.1%
1,443,629	AT&T, Inc.	54,468,122	1.1
957,888	Verizon Communications, Inc.	42,779,278	0.9
197,605	Other Securities(a)	7,153,437	0.1
		104,400,837	2.1
	Utilities: 3.1%
2,735,150	Other Securities	154,206,983	3.1
	Total Common Stock (Cost $3,052,001,951)	4,877,287,919	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc: 0.4%
695,121	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $695,184, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $709,023, due 07/28/17-09/09/49)	695,121	0.0
5,146,113	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,146,599, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,249,035, due 07/15/17- 05/20/67)	5,146,113	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,146,113	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,146,599, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,249,035, due 07/13/17-12/01/51)	$5,146,113	0.1
846,116	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $846,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $863,040, due 07/15/17-01/15/37)	846,116	0.0
415,574	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $415,617, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $423,888, due 07/07/17- 01/15/30)	415,574	0.0
4,272,021	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $4,272,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,357,462, due 07/10/17-06/20/67)	4,272,021	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,146,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,146,650, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,249,007, due 01/15/19- 02/15/46)	$5,146,100	0.1
		21,667,158	0.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
54,377,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $54,377,000)	54,377,000	1.1
	Total Short-Term Investments (Cost $76,044,158)	76,044,158	1.5

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $3,128,046,109)	$4,953,332,077	100.3
Liabilities in Excess of Other Assets	(14,007,736)	(0.3)
Net Assets	$4,939,324,341	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $3,162,435,551.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,907,372,338
Gross Unrealized Depreciation	(116,475,812)
Net Unrealized Appreciation	$1,790,896,526

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$4,877,287,919	$—	$—	$4,877,287,919
Short-Term Investments	54,377,000	21,667,158	—	76,044,158
Total Investments, at fair value	$4,931,664,919	$21,667,158	$—	$4,953,332,077
Liabilities Table
Other Financial Instruments+
Futures	$(338,341)	$—	$—	$(338,341)
Total Liabilities	$(338,341)	$—	$—	$(338,341)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	490	09/15/17	$59,312,050	$(338,341)
			$59,312,050	$(338,341)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$338,341
		$338,341

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,683,742
Total	$3,683,742

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(143,144)
Total	$(143,144)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

REITS - Apartments	15.4%
REITS - Office Property	13.9%
REITS - Regional Malls	11.8%
REITS - Health Care	11.0%
REITS - Warehouse/Industrial	9.3%
REITS - Diversified	8.5%
REITS - Storage	6.7%
Web Hosting/Design	6.2%
REITS - Hotels	5.8%
REITS - Shopping Centers	5.6%
REITS - Manufactured Homes	2.5%
Casino Services	1.9%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Casino Services: 1.9%
267,200	Gaming and Leisure Properties, Inc.	$10,065,424	1.9
	REITS - Apartments: 15.4%
196,400	American Campus Communities, Inc.	9,289,720	1.7
121,024	AvalonBay Communities, Inc.	23,257,182	4.3
221,800	Colony Starwood Homes	7,609,958	1.4
194,435	Equity Residential	12,799,656	2.4
174,200	Invitation Homes, Inc.	3,767,946	0.7
121,800	Mid-America Apartment Communities, Inc.	12,835,284	2.4
341,413	UDR, Inc.	13,304,865	2.5
		82,864,611	15.4
	REITS - Diversified: 8.5%
214,900	Gramercy Property Trust	6,384,679	1.2
202,900	Liberty Property Trust	8,260,059	1.5
374,900	STORE Capital Corp.	8,416,505	1.6
204,215	The Geo Group, Inc.	6,038,637	1.1
176,613	Vornado Realty Trust	16,583,961	3.1
		45,683,841	8.5
	REITS - Health Care: 11.0%
547,600	HCP, Inc.	17,501,296	3.2
321,357	Healthcare Trust of America, Inc.	9,997,416	1.9
351,700	Physicians Realty Trust	7,083,238	1.3
332,600	Welltower, Inc.	24,895,110	4.6
		59,477,060	11.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	REITS - Hotels: 5.8%
500,500	DiamondRock Hospitality Co.	$5,480,475	1.0
640,068	Host Hotels & Resorts, Inc.	11,694,042	2.2
257,011	Park Hotels & Resorts, Inc.	6,929,017	1.3
427,452	Sunstone Hotel Investors, Inc.	6,890,526	1.3
		30,994,060	5.8
	REITS - Manufactured Homes: 2.5%
156,751	Sun Communities, Inc.	13,745,495	2.5
	REITS - Office Property: 13.9%
123,400	Alexandria Real Estate Equities, Inc.	14,865,998	2.8
89,956	Boston Properties, Inc.	11,066,387	2.0
173,000	Corporate Office Properties Trust SBI MD	6,060,190	1.1
272,640	Hudson Pacific Properties, Inc.	9,321,562	1.7
120,700	Kilroy Realty Corp.	9,070,605	1.7
120,974	SL Green Realty Corp.	12,799,049	2.4
1,447,994	VEREIT, Inc.	11,786,671	2.2
		74,970,462	13.9
	REITS - Regional Malls: 11.8%
796,450	GGP, Inc.	18,764,362	3.5
276,223	Simon Property Group, Inc.	44,681,833	8.3
		63,446,195	11.8
	REITS - Shopping Centers: 5.6%
565,478	Kimco Realty Corp.	10,376,521	1.9
187,700	Regency Centers Corp.	11,757,528	2.2
261,900	Weingarten Realty Investors	7,883,190	1.5
		30,017,239	5.6
	REITS - Storage: 6.7%
313,128	CubeSmart	7,527,597	1.4
230,938	Extra Space Storage, Inc.	18,013,164	3.4
49,725	Public Storage, Inc.	10,369,154	1.9
		35,909,915	6.7
	REITS - Warehouse/Industrial: 9.3%
144,200	CyrusOne, Inc.	8,039,150	1.5
130,450	DCT Industrial Trust, Inc.	6,971,248	1.3
502,084	ProLogis, Inc.	29,442,206	5.4
112,530	QTS Realty Trust, Inc.	5,888,695	1.1
		50,341,299	9.3
	Web Hosting/Design: 6.2%
77,791	Equinix, Inc.	33,384,786	6.2
	Total Common Stock (Cost $505,077,548)	530,900,387	98.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
2,252,403	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $2,252,403)	$2,252,403	0.4
	Total Short-Term Investments (Cost $2,252,403)	2,252,403	0.4
	Total Investments in Securities (Cost $507,329,951)	$533,152,790	99.0
	Assets in Excess of Other Liabilities	5,392,998	1.0
	Net Assets	$538,545,788	100.0

††
Rate shown is the 7-day yield as of June 30, 2017.

Cost for federal income tax purposes is $510,856,769.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$41,827,456
Gross Unrealized Depreciation	(19,531,435)
Net Unrealized Appreciation	$22,296,021

REIT Diversification	Percentage of Net Assets
Specialized REITs	18.5%
Residential REITs	17.9
Retail REITs	17.4
Office REITs	14.8
Health Care REITs	11.0
Industrial REITs	6.7
Diversified REITs	6.5
Hotel & Resort REITs	5.8
Assets in Excess of Other Liabilities*	1.4
Net Assets	100.0%

*
Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$530,900,387	$—	$—	$530,900,387
Short-Term Investments	2,252,403	—	—	2,252,403
Total Investments, at fair value	$533,152,790	$—	$—	$533,152,790

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited)

Investment Type Allocation as of June 30, 2017 (as a percentage of net assets)

Common Stock	45.2%
Corporate Bonds/Notes	36.4%
Equity-Linked Securities	5.9%
Bank Loans	5.5%
Preferred Stock	2.3%
Assets in Excess of Other Liabilities*	4.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 45.2%
		Consumer Discretionary: 3.6%
613,404		Ford Motor Co.	$6,863,991	1.4
91,000		Target Corp.	4,758,390	1.0
120,000		Other Securities	5,695,552	1.2
			17,317,933	3.6
		Consumer Staples: 3.7%
42,000	L	Anheuser-Busch InBev NV ADR	4,635,120	1.0
110,000		Coca-Cola Co.	4,933,500	1.0
40,000		PepsiCo, Inc.	4,619,600	1.0
27,000		Other Securities	3,171,150	0.7
			17,359,370	3.7
		Energy: 7.7%
200,000		BP PLC ADR	6,930,000	1.5
80,000		Chevron Corp.	8,346,400	1.8
215,000		Royal Dutch Shell PLC - Class A ADR	11,435,850	2.4
363,000		Other Securities(a)	9,769,120	2.0
			36,481,370	7.7
		Financials: 5.4%
180,000		Bank of America Corp.	4,366,800	0.9
64,300		JPMorgan Chase & Co.	5,877,020	1.2
72,908		Metlife, Inc.	4,005,566	0.9
80,000		US Bancorp	4,153,600	0.9
130,000		Wells Fargo & Co.	7,203,300	1.5
			25,606,286	5.4
		Health Care: 5.6%
65,000		AstraZeneca PLC	4,353,952	0.9
150,000		Pfizer, Inc.	5,038,500	1.1
131,000		Sanofi ADR	6,276,210	1.3
142,700		Other Securities	11,139,088	2.3
			26,807,750	5.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 4.2%
300,000		General Electric Co.	$8,103,000	1.7
121,222		Other Securities	12,017,073	2.5
			20,120,073	4.2
		Information Technology: 4.0%
29,042		Apple, Inc.	4,182,629	0.9
189,000		Intel Corp.	6,376,860	1.3
80,000		Microsoft Corp.	5,514,400	1.2
58,052		Other Securities	2,910,727	0.6
			18,984,616	4.0
		Materials: 3.5%
65,000		BASF SE	6,032,603	1.3
100,000		Dow Chemical Co.	6,307,000	1.3
100,000		Rio Tinto PLC ADR	4,231,000	0.9
			16,570,603	3.5
		Telecommunication Services: 0.8%
90,000		Verizon Communications, Inc.	4,019,400	0.8
		Utilities: 6.7%
75,000		Dominion Resources, Inc.	5,747,250	1.2
49,965		Duke Energy Corp.	4,176,574	0.9
80,000		PG&E Corp.	5,309,600	1.1
45,600		Sempra Energy	5,141,400	1.1
269,900		Other Securities	11,449,582	2.4
			31,824,406	6.7
		Total Common Stock (Cost $177,876,682)	215,091,807	45.2
PREFERRED STOCK: 2.3%
		Financials: 0.7%
2,000	@	Wells Fargo & Co.	2,622,220	0.5
50		Other Securities	887,500	0.2
			3,509,720	0.7
		Health Care: 1.0%
34,000		Other Securities	4,705,350	1.0
		Industrials: 0.1%
1,789		Other Securities	504,767	0.1
		Utilities: 0.5%
35,000		Other Securities	2,244,900	0.5
		Total Preferred Stock (Cost $14,747,730)	10,964,737	2.3
EQUITY-LINKED SECURITIES:5.9%
		Energy: 0.8%
85,000	#,@	Wells Fargo into Halliburton Co., 8.000%	3,649,960	0.8
		Health Care: 0.5%
39,000	#,@	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,431,634	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: (continued)
		Industrials: 1.1%
42,000	@	Morgan Stanley into Deere & Co., 6.000%	$5,010,264	1.0
		Information Technology: 2.7%
32,000	#,@	Deutsche Bank AG into Apple, Inc., 6.000%	4,698,272	1.0
48,000	@	Goldman Sachs & Co. into Analog Devices, Inc., 6.500%	3,801,648	0.8
130,000	@	Goldman Sachs & Co. into Intel Corp., 6.000%	4,438,980	0.9
			12,938,900	2.7
		Technology: 0.9%
60,000	#,@	The Royal Bank of Canada into Texas Instruments, Inc., 6.000%	4,146,270	0.9
		Total Equity-Linked Securities (Cost $27,855,580)	28,177,028	5.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.4%
		Basic Materials: 1.7%
5,000,000	#	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,718,750	1.2
2,200,000	#	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/24	2,205,500	0.5
			7,924,250	1.7
		Communications: 5.7%
1,853,000		iHeartCommunications, Inc., 9.000%, 12/15/19	1,461,554	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,044,690	0.2
4,109,000		DISH DBS Corp., 5.000%-5.875%, 03/15/23-11/15/24	4,317,081	0.9
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,556,000	0.5
500,000		Sprint Corp., 7.125%, 06/15/24	557,500	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/23	5,416,750	1.2
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,048,720	0.9
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,087,500	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
1,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	$1,535,625	0.3
4,150,000		Other Securities	4,262,579	0.9
			27,287,999	5.7
		Consumer, Cyclical: 1.2%
1,000,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 8.625%, 06/15/20	950,000	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,034,500	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,037,500	0.2
2,500,000		Other Securities	2,834,375	0.6
			5,856,375	1.2
		Consumer, Non-cyclical: 8.9%
EUR3,000,000	#	Bayer Capital Corp. BV, 5.625%, 11/22/19	4,176,508	0.9
5,000,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	5,043,750	1.0
3,500,000		CHS/Community Health Systems, Inc., 6.875%-7.125%, 07/15/ 20-02/01/22	3,171,250	0.7
2,000,000	#	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/23	1,691,000	0.3
2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,809,600	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,182,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,692,000	0.8
1,000,000	#,L	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	917,500	0.2
4,000,000	#,L	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,780,000	0.8
3,425,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	3,433,563	0.7
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,260,000	0.9
2,000,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	1,935,000	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,700,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	$1,466,250	0.3
1,300,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	1,105,000	0.2
600,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	630,750	0.2
900,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	948,375	0.2
2,000,000		Other Securities(a)	2,102,500	0.5
			42,345,546	8.9
		Energy: 4.3%
2,000,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/22	2,010,000	0.4
2,000,000	#,L	Bill Barrett Corp., 8.750%, 06/15/25	1,685,000	0.4
1,552,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	1,647,060	0.3
900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	861,750	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,772,392	0.4
616,333	#,&	W&T Offshore, Inc., 8.500%, 06/15/21	437,597	0.1
688,706	#,&	W&T Offshore, Inc., 9.000%, 05/15/20	571,626	0.1
8,264,000	L	Weatherford International Ltd., 4.500%-8.250%, 06/15/21-06/15/23	8,177,034	1.7
3,800,000		Other Securities(a)	3,398,000	0.7
			20,560,459	4.3
		Financial: 4.5%
6,000,000		Citigroup, Inc., 6.300%, 11/15/65	6,397,500	1.3
4,000,000		JPMorgan Chase & Co., 5.000%-5.150%, 05/29/49-01/01/66	4,116,500	0.9
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,634,375	0.6
7,600,000		Other Securities	8,090,200	1.7
			21,238,575	4.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 3.7%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	$1,542,510	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,195,000	0.5
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,664,000	0.4
1,500,000	#	BWAY Holding Co., 5.500%, 04/15/24	1,535,625	0.3
3,700,000	#	BWAY Holding Co., 7.250%, 04/15/25	3,764,750	0.8
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,591,875	0.3
400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	416,000	0.1
2,000,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	2,110,000	0.4
2,600,000		Other Securities	2,687,750	0.6
			17,507,510	3.7
		Technology: 3.0%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,600,800	0.5
800,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	844,046	0.2
1,400,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,520,938	0.3
1,100,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,213,842	0.3
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,778,000	1.2
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,101,250	0.2
1,000,000		Other Securities	1,182,180	0.3
			14,241,056	3.0
		Utilities: 3.4%
4,500,000	L	Calpine Corp., 5.375%-5.750%, 01/15/23-01/15/25	4,277,500	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
1,160,000	L	Calpine Corp., 5.500%, 02/01/24	$1,103,450	0.2
6,000,000	L	Dynegy, Inc., 7.375%, 11/01/22	5,940,000	1.3
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,837,500	1.0
			16,158,450	3.4
		Total Corporate Bonds/Notes (Cost $164,255,765)	173,120,220	36.4
BANK LOANS: 5.5%
		Communications: 1.6%
7,617,472		iHeart Communications, Inc. Term Loan D, 7.810%, 01/30/19	6,246,327	1.3
1,485,057		iHeart Communications, Inc. Term Loan E, 8.726%, 07/30/19	1,217,747	0.3
			7,464,074	1.6
		Consumer, Cyclical: 1.0%
4,936,757		Belk, Inc. TL B 1L, 6.054%, 12/12/22	4,228,332	0.9
748,726		Other Securities	757,617	0.1
			4,985,949	1.0
		Consumer, Non-cyclical: 0.7%
3,519,412		Other Securities	3,556,806	0.7
		Diversified: 0.4%
2,000,000		Other Securities	2,021,250	0.4
		Energy: 1.4%
6,000,000		Chesapeake Energy Corp. TL 1L, 8.686%, 08/23/21	6,418,128	1.4
		Industrial: 0.2%
870,905		Other Securities	875,249	0.2
		Utilities: 0.2%
1,000,000		Other Securities	932,083	0.2
		Total Bank Loans (Cost $27,262,606)	26,253,539	5.5
		Total Long-Term Investments (Cost $411,998,363)	453,607,331	95.3
SHORT-TERM INVESTMENTS: 8.1%
		U.S. Government Agency Obligations: 3.0%
14,405,000		Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17 (Cost $14,404,554)	14,405,000	3.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 4.7%
473,621	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $473,664, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $483,093, due 07/28/17-09/09/49)	$473,621	0.1
5,336,681	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,337,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,443,415, due 07/15/17-05/20/67)	5,336,681	1.1
4,586,673	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,587,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,678,406, due 07/13/17-12/01/51)	4,586,673	1.0
576,502	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $576,552, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $588,033, due 07/15/17-01/15/37)	576,502	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
283,152	Jefferies LLC, Repurchase Agreement dated 06/30/ 17, 1.25%, due 07/03/17 (Repurchase Amount $283,181, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $288,817, due 07/07/17-01/15/30)	$283,152	0.1
5,336,681	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $5,337,207, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $5,443,415, due 08/15/21-09/09/49)	5,336,681	1.1
5,874,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,875,428, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,992,279, due 01/15/19-02/15/46)	5,874,800	1.2
		22,468,110	4.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,754,214	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $1,754,214)	1,754,214	0.4
Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $38,626,878)	$38,627,324	8.1
Total Investments in Securities (Cost $450,625,241)	$492,234,655	103.4
Liabilities in Excess of Other Assets	(16,221,986)	(3.4)
Net Assets	$476,012,669	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

&
Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

EUR
EU Euro

Cost for federal income tax purposes is $450,625,247.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,176,445
Gross Unrealized Depreciation	(20,567,037)
Net Unrealized Appreciation	$41,609,408

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$14,416,781	$2,901,152	$—	$17,317,933
Consumer Staples	17,359,370	—	—	17,359,370
Energy	36,481,370	—	—	36,481,370
Financials	25,606,286	—	—	25,606,286
Health Care	19,898,649	6,909,101	—	26,807,750
Industrials	19,814,610	—	305,463	20,120,073
Information Technology	18,984,616	—	—	18,984,616
Materials	10,538,000	6,032,603	—	16,570,603
Telecommunication Services	4,019,400	—	—	4,019,400
Utilities	31,824,406	—	—	31,824,406
Total Common Stock	198,943,488	15,842,856	305,463	215,091,807
Preferred Stock	7,037,320	3,422,650	504,767	10,964,737
Equity-Linked Securities	—	28,177,028	—	28,177,028
Corporate Bonds/Notes	—	173,120,220	—	173,120,220
Short-Term Investments	1,754,214	36,873,110	—	38,627,324
Bank Loans	—	26,253,539	—	26,253,539
Total Investments, at fair value	$207,735,022	$283,689,403	$810,230	$492,234,655

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2017 (Unaudited)

Sector Diversification as of June 30, 2017 (as a percentage of net assets)

Industrials	18.6%
Financials	17.5%
Information Technology	14.2%
Health Care	13.4%
Consumer Discretionary	12.2%
Real Estate	6.6%
Materials	5.3%
Energy	3.2%
Utilities	3.0%
Consumer Staples	2.8%
Telecommunication Services	0.0%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 12.2%
90,735		Brunswick Corp.	$5,691,807	0.7
131,948		Cinemark Holdings, Inc.	5,126,180	0.7
223,589	@	EW Scripps Co.	3,982,120	0.5
767,550		Office Depot, Inc.	4,328,982	0.6
54,792		Papa John’s International, Inc.	3,931,874	0.5
64,817		Pool Corp.	7,620,535	1.0
100,497	@	ServiceMaster Global Holdings, Inc.	3,938,477	0.5
174,100	@	Taylor Morrison Home Corp.	4,180,141	0.6
2,435,256		Other Securities(a)	54,156,518	7.1
			92,956,634	12.2
		Consumer Staples: 2.8%
211,076	@	Performance Food Group Co.	5,783,482	0.8
60,404	L	Spectrum Brands Holdings, Inc.	7,552,916	1.0
349,263		Other Securities	8,008,945	1.0
			21,345,343	2.8
		Energy: 3.2%
231,032		Patterson-UTI Energy, Inc.	4,664,536	0.6
2,247,231		Other Securities(a)	20,012,424	2.6
			24,676,960	3.2
		Financials: 17.5%
177,793		Associated Banc-Corp.	4,480,384	0.6
138,158		BankUnited, Inc.	4,657,306	0.6
65,022		East West Bancorp, Inc.	3,808,989	0.5
131,127		First Hawaiian, Inc.	4,015,109	0.5
255,228		First Horizon National Corp.	4,446,072	0.6
67,983		Iberiabank Corp.	5,540,615	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
52,657		Morningstar, Inc.	$4,125,149	0.6
66,689		ProAssurance Corp.	4,054,691	0.5
93,172	@	Western Alliance Bancorp.	4,584,062	0.6
3,119,836		Other Securities(a)	93,962,645	12.3
			133,675,022	17.5
		Health Care: 13.4%
197,357	@	Catalent, Inc.	6,927,231	0.9
129,082		Healthsouth Corp.	6,247,569	0.8
93,200	@	Integer Holdings Corp.	4,030,900	0.5
46,900	@	Masimo Corp.	4,276,342	0.6
59,055	@	Medidata Solutions, Inc.	4,618,101	0.6
31,831	@	WellCare Health Plans, Inc.	5,715,574	0.8
75,329		West Pharmaceutical Services, Inc.	7,120,097	0.9
3,092,927		Other Securities(a)	63,220,103	8.3
			102,155,917	13.4
		Industrials: 18.6%
122,952		Allison Transmission Holdings, Inc.	4,611,929	0.6
81,552		Applied Industrial Technologies, Inc.	4,815,646	0.6
130,889		Brady Corp.	4,437,137	0.6
119,792		Douglas Dynamics, Inc.	3,941,157	0.5
52,453		Landstar System, Inc.	4,489,977	0.6
55,377	@	RBC Bearings, Inc.	5,635,163	0.7
159,726		Toro Co.	11,067,415	1.5
3,654,328		Other Securities(a)	102,932,760	13.5
			141,931,184	18.6
		Information Technology: 14.2%
63,883		Cabot Microelectronics Corp.	4,716,482	0.6
89,686	@,L	GrubHub, Inc.	3,910,309	0.5
64,755	@	Guidewire Software, Inc.	4,449,316	0.6
110,948	@	Q2 Holdings, Inc.	4,099,529	0.6
107,300	@	Sanmina Corp.	4,088,130	0.5
23,060	@	Tyler Technologies, Inc.	4,050,950	0.5
3,503,119		Other Securities(a)	83,135,380	10.9
			108,450,096	14.2
		Materials: 5.3%
107,352		Aptargroup, Inc.	9,324,595	1.2
76,546	@	Crown Holdings, Inc.	4,566,734	0.6
63,900		Trinseo SA	4,389,930	0.6
850,084		Other Securities(a)	22,433,329	2.9
			40,714,588	5.3
		Real Estate: 6.6%
56,125		EastGroup Properties, Inc.	4,703,275	0.6
113,710		National Retail Properties, Inc.	4,446,061	0.6
120,287		Realogy Holdings Corp.	3,903,313	0.5

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
207,607	RLJ Lodging Trust	$4,125,151	0.5
145,750	The Geo Group, Inc.	4,309,828	0.6
1,341,175	Other Securities	28,738,022	3.8
		50,225,650	6.6
	Telecommunication Services: 0.0%
13,500	Other Securities	193,995	0.0
	Utilities: 3.0%
79,983	NorthWestern Corp.	4,880,563	0.7
186,545	Portland General Electric Co.	8,523,241	1.1
375,000	Other Securities(a)	9,360,959	1.2
		22,764,763	3.0
	Total Common Stock (Cost $570,150,087)	739,090,152	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.7%
	Securities Lending Collateralcc: 5.7%
1,390,998	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,391,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,418,818, due 07/28/17- 09/09/49)	1,390,998	0.2
10,297,858	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $10,298,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,503,815, due 07/15/17-05/20/67)	10,297,858	1.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
10,297,858	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $10,298,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,503,815, due 07/13/17-12/01/51)	$10,297,858	1.3
1,693,151	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,693,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,727,017, due 07/15/17-01/15/37)	1,693,151	0.2
831,600	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $831,685, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $848,237, due 07/07/17- 01/15/30)	831,600	0.1
8,548,589	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/ 17 (Repurchase Amount $8,549,383, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,719,561, due 07/10/17-06/20/67)	8,548,589	1.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
10,297,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $10,299,000, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,503,828, due 01/15/19-02/15/46)	$10,297,900	1.4
		43,357,954	5.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
31,022,594	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $31,022,594)	31,022,594	4.0
	Total Short-Term Investments (Cost $74,380,548)	74,380,548	9.7
	Total Investments in Securities (Cost $644,530,635)	$813,470,700	106.5
	Liabilities in Excess of Other Assets	(49,779,179)	(6.5)
	Net Assets	$763,691,521	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2017.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $647,437,957.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$189,352,502
Gross Unrealized Depreciation	(23,319,759)
Net Unrealized Appreciation	$166,032,743

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$739,090,152	$—	$—	$739,090,152
Short-Term Investments	31,022,594	43,357,954	—	74,380,548
Total Investments, at fair value	$770,112,746	$43,357,954	$—	$813,470,700
Other Financial Instruments+
Futures	26,869	—	—	26,869
Total Assets	$770,139,615	$43,357,954	$—	$813,497,569

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2017, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	145	09/15/17	$10,253,675	$26,869
			$10,253,675	$26,869

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$26,869
Total Asset Derivatives		$26,869

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$388,786
Total	$388,786

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$154,842
Total	$154,842

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited)

Geographic Diversification as of June 30, 2017 (as a percentage of net assets)

United States	37.8%
United Kingdom	10.6%
South Korea	5.6%
Netherlands	5.0%
France	5.0%
Germany	4.7%
China	4.7%
Japan	4.6%
Singapore	2.6%
Canada	2.5%
Countries between 0.1% – 2.3%^	13.4%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 13 countries, which each represents 0.1% – 2.3% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Canada: 2.5%
119,550		Barrick Gold Corp.	$1,902,040	1.0
94,595		Wheaton Precious Metals Corp.	1,879,062	1.0
100,400		Other Securities	1,080,355	0.5
			4,861,457	2.5
		China: 4.7%
13,660	@	Baidu, Inc. ADR	2,443,227	1.2
873,000		China Life Insurance Co., Ltd.	2,667,938	1.4
3,907,744		Other Securities(a)	4,046,720	2.1
			9,157,885	4.7
		France: 5.0%
109,578		AXA S.A.	3,000,619	1.5
34,260		BNP Paribas	2,466,476	1.3
133,030		Credit Agricole SA	2,142,899	1.1
20,366		Sanofi	1,951,474	1.0
12,900		Other Securities	272,920	0.1
			9,834,388	5.0
		Germany: 4.7%
59,200	#	Innogy SE	2,329,908	1.2
18,320		Merck KGaA	2,216,701	1.1
14,940		Siemens AG	2,055,061	1.0
99,618		Other Securities	2,682,719	1.4
			9,284,389	4.7
		Hong Kong: 0.2%
398,000		Other Securities	362,277	0.2
		Indonesia: 0.1%
217,500		Other Securities	231,305	0.1
		Ireland: 0.6%
12,340		Other Securities	1,095,175	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 2.1%
124,963		Teva Pharmaceutical Industries Ltd. ADR	$4,151,271	2.1
		Italy: 1.5%
190,871		ENI S.p.A.	2,868,392	1.5
		Japan: 4.6%
239,400		Nissan Motor Co., Ltd.	2,390,393	1.2
189,000		Panasonic Corp.	2,575,174	1.3
34,300		SoftBank Group Corp.	2,788,252	1.5
40,700		Other Securities	1,183,669	0.6
			8,937,488	4.6
		Luxembourg: 0.5%
40,948		Other Securities	959,287	0.5
		Netherlands: 5.0%
28,514	L	Akzo Nobel NV	2,479,828	1.2
173,310		Royal Dutch Shell PLC - Class B	4,652,776	2.4
380,703		Other Securities	2,751,526	1.4
			9,884,130	5.0
		Portugal: 1.1%
146,520		Galp Energia SGPS SA	2,220,334	1.1
		Russia: 0.5%
75,573		Other Securities	1,037,617	0.5
		Singapore: 2.6%
139,980		DBS Group Holdings Ltd.	2,106,808	1.1
1,090,300		Singapore Telecommunications Ltd.	3,079,095	1.5
			5,185,903	2.6
		South Korea: 5.6%
19,456		Hyundai Motor Co.	2,712,656	1.4
52,885		KB Financial Group, Inc.	2,670,177	1.4
2,688		Samsung Electronics Co., Ltd.	5,598,625	2.8
			10,981,458	5.6
		Spain: 0.8%
158,723		Other Securities	1,643,043	0.8
		Sweden: 2.2%
122,730		Getinge AB	2,403,822	1.2
270,096		Telefonaktiebolaget LM Ericsson	1,942,025	1.0
			4,345,847	2.2
		Switzerland: 2.3%
9,160		Roche Holding AG	2,340,517	1.2
123,019		UBS Group AG	2,092,047	1.1
			4,432,564	2.3
		Thailand: 1.0%
276,600		Bangkok Bank PCL	1,505,193	0.7
92,400		Bangkok Bank PCL - Foreign Reg	535,468	0.3
			2,040,661	1.0
		Turkey: 0.5%
115,172		Other Securities	944,410	0.5

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: 10.6%
319,349		BAE Systems PLC	$2,636,329	1.4
552,759		BP PLC	3,190,637	1.6
215,161		Sky PLC	2,786,594	1.4
317,510		HSBC Holdings PLC (HKD)	2,949,792	1.5
360,607	@	Standard Chartered PLC	3,652,322	1.9
1,936,616		Other Securities	5,557,314	2.8
			20,772,988	10.6
		United States: 37.1%
54,970		American International Group, Inc.	3,436,725	1.8
15,251		Allergan plc	3,707,366	1.9
3,350	@	Alphabet, Inc. - Class A	3,114,428	1.6
22,230		AmerisourceBergen Corp.	2,101,402	1.1
21,570		Amgen, Inc.	3,715,001	1.9
23,400		Apple, Inc.	3,370,068	1.7
27,060		Capital One Financial Corp.	2,235,697	1.1
27,210		Cardinal Health, Inc.	2,120,203	1.1
71,590		Cisco Systems, Inc.	2,240,767	1.1
76,790		Citigroup, Inc.	5,135,715	2.6
83,120		Comcast Corp. - Class A	3,235,031	1.7
50,190		ConocoPhillips	2,206,352	1.1
33,630		Eli Lilly & Co.	2,767,749	1.4
39,750		Gilead Sciences, Inc.	2,813,505	1.4
20,710		JPMorgan Chase & Co.	1,892,894	1.0
42,710		Microsoft Corp.	2,944,000	1.5
91,170	@	Navistar International Corp.	2,391,389	1.2
119,970		Oracle Corp.	6,015,296	3.1
26,740		Perrigo Co. PLC	2,019,405	1.0
67,330		Twenty-First Century Fox, Inc. - Class A	1,908,132	1.0
24,000		Walgreens Boots Alliance, Inc.	1,879,440	1.0
273,803		Other Securities(a)	11,512,781	5.8
			72,763,346	37.1
		Total Common Stock (Cost $163,844,846)	187,995,615	95.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
		United States: 0.7%
1,291,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	1,370,074	0.7
		Total Corporate Bonds/Notes (Cost $1,225,119)	$1,370,074	0.7
		Total Long-Term Investments (Cost $165,069,965)	189,365,689	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	U.S. Government Agency Obligations: 3.4%
6,800,000	Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17 (Cost $6,799,754)	$6,800,000	3.4
	Securities Lending Collateralcc: 0.7%
57,260	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $57,265, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $58,405, due 07/28/17-09/09/49)	57,260	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.5
199,731	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $199,750, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $203,726, due 07/13/17-12/01/51)	199,731	0.1

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
	Securities Lending Collateralcc (continued)
69,699	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $69,705, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $71,093, due 07/15/17-01/15/37)	$69,699	0.1
34,233	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $34,237, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $34,918, due 07/07/17- 01/15/30)	34,233	0.0
		1,360,923	0.7
	Total Short-Term Investments (Cost $8,160,677)	8,160,923	4.1
	Total Investments in Securities (Cost $173,230,642)	$197,526,612	100.6
	Liabilities in Excess of Other Assets	(1,251,339)	(0.6)
	Net Assets	$196,275,273	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $173,829,513.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$36,576,322
Gross Unrealized Depreciation	(12,879,223)
Net Unrealized Appreciation	$23,697,099

Sector Diversification	Percentage of Net Assets
Financials	23.2%
Health Care	18.0
Information Technology	15.6
Energy	11.3
Consumer Discretionary	9.6
Telecommunication Services	6.1
Industrials	5.1
Materials	4.1
Consumer Staples	2.2
Utilities	1.3
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$4,861,457	$—	$—	$4,861,457
China	2,977,359	6,180,526	—	9,157,885
France	—	9,834,388	—	9,834,388
Germany	—	9,284,389	—	9,284,389
Hong Kong	—	362,277	—	362,277
Indonesia	—	231,305	—	231,305
Ireland	1,095,175	—	—	1,095,175
Israel	4,151,271	—	—	4,151,271
Italy	—	2,868,392	—	2,868,392
Japan	—	8,937,488	—	8,937,488
Luxembourg	—	959,287	—	959,287
Netherlands	—	9,884,130	—	9,884,130
Portugal	—	2,220,334	—	2,220,334
Russia	1,037,617	—	—	1,037,617
Singapore	—	5,185,903	—	5,185,903
South Korea	—	10,981,458	—	10,981,458
Spain	—	1,643,043	—	1,643,043
Sweden	—	4,345,847	—	4,345,847
Switzerland	—	4,432,564	—	4,432,564
Thailand	—	2,040,661	—	2,040,661
Turkey	944,410	—	—	944,410
United Kingdom	—	20,772,988	—	20,772,988
United States	72,763,346	—	—	72,763,346
Total Common Stock	87,830,635	100,164,980	—	187,995,615
Corporate Bonds/Notes	—	1,370,074	—	1,370,074
Short-Term Investments	—	8,160,923	—	8,160,923
Total Investments, at fair value	$87,830,635	$109,695,977	$—	$197,526,612
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(207)	$—	$(207)
Total Liabilities	$—	$(207)	$—	$(207)

(1)
For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2017, securities valued at $2,057,087 were transferred from Level 1 to Level 2, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2017 (Unaudited) (continued)

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Templeton Global Growth Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 7,699,871	USD 68,665	UBSAG	07/03/17	$(207)
				$(207)

Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$207
Total Liability Derivatives		$207

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(6,240)
Total	$(6,240)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(207)
Total	$(207)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
UBS AG
Liabilities:
Forward foreign currency contracts	$207
Total Liabilities	$207
Net OTC derivative instruments by counterparty, at fair value	$(207)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(207)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

Board consideration and Approval of New Investment Management and sub-advisory Contracts
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when Voya High Yield Portfolio, Voya Large Cap Growth Portfolio, Voya Large Cap Value Portfolio, Voya Limited Maturity Bond Portfolio, Voya Multi-Manager Large Cap Core Portfolio, Voya U.S. Stock Index Portfolio, VY® Clarion Real Estate Portfolio, VY® Franklin Income Portfolio, VY® JPMorgan Small Cap Core Equity Portfolio, and VY® Templeton Global Growth Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Voya Investors Trust (“VIT”), enter into new investment management and sub-advisory agreements, the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and the sub-advisers (the “Sub-Advisers”) for the Portfolios in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.
In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.
The materials provided to the Board to inform its consideration of whether to approve each Portfolio’s Management Contract and each Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the
Sub-Advisers in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.
The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Advisers and their affiliates; (4) a comparison of the Portfolios’ fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to Shareholders for the period ended December 31, 2016.
The Board also considered that: (1) each Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s expense ratio will not change as a result of the Transfer and are reasonable in the context of all factors considered by the Board; and (3) each Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Advisers will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each
Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2         (0617-082417)

Semi-Annual Report

June 30, 2017
Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio

           Classes ADV, I and S

Voya Variable Insurance Trust

■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments (“Portfolio of Investments”)	26
Advisory and Sub-Advisory Contract Approval Discussion	56

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,004.10	1.13%	$5.62	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,005.90	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,005.50	0.78	3.88	1,000.00	1,020.93	0.78	3.91
VY® Goldman Sachs Bond Portfolio	$1,000.00	$1,023.90	0.58%	$2.91	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$444,087,577	$212,532,764
Short-term investments at fair value**	12,810,463	30,333,006
Total investments at fair value	$456,898,040	$242,865,770
Cash	160,025	79,912
Cash collateral for futures	—	422,334
Cash pledged for centrally cleared swaps (Note 2)	1,838,490	1,518,772
Foreign currencies at value***	733,651	98,088
Receivables:
Investment securities sold	17,694,851	2,912,020
Investment securities sold on a delayed-delivery or when-issued basis	—	16,813,047
Fund shares sold	722,128	184,567
Dividends	1,934	14,842
Interest	2,044,050	1,046,385
Unrealized appreciation on forward foreign currency contracts	58,101	1,379,768
Upfront payments paid on OTC swap agreements	—	41,858
Unrealized appreciation on OTC swap agreements	3,207,226	—
Prepaid expenses	2,637	1,085
Reimbursement due from manager	—	12,901
Other assets	18,666	2,641
Total assets	483,379,799	267,393,990
LIABILITIES:
Payable for investment securities purchased	19,712,737	3,110,119
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	46,133,320
Payable for fund shares redeemed	18,785	30,241
Payable for foreign cash collateral for futures****	16,399	56,665
Payable upon receipt of securities loaned	—	495,661
Sales commitmentsˆˆˆ	—	4,156,665
Unrealized depreciation on forward foreign currency contracts	383,709	1,118,340
Upfront payments received on OTC swap agreements	—	1,644
Unrealized depreciation on OTC swap agreements	866,672	174,011
Variation margin payable on centrally cleared swaps	95,674	19,518
Cash received as collateral for OTC derivatives (Note 2)	3,550,000	—
Payable for investment management fees	182,764	87,562
Payable for distribution and shareholder service fees	61,879	—
Payable to trustees under the deferred compensation plan (Note 6)	18,666	2,641
Payable for trustee fees	2,638	1,109
Payable for cash collateral for futures	30,517	—
Other accrued expenses and liabilities	97,603	92,317
Written options, at fair valueˆ	194,196	—
Total liabilities	25,232,239	55,479,813
NET ASSETS	$458,147,560	$211,914,177

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$536,123,989	$205,608,177
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(111,374)	6,376,676
Accumulated net realized loss	(79,005,136)	(667,930)
Net unrealized appreciation	1,140,081	597,254
NET ASSETS	$458,147,560	$211,914,177

+ Including securities loaned at value	$—	$482,273
* Cost of investments in securities	$445,751,533	$211,728,003
** Cost of short-term investments	$12,809,698	$30,363,089
*** Cost of foreign currencies	$732,174	$98,228
**** Cost of payable for foreign cash collateral for futures	$16,399	$56,664
ˆ Premiums received on written options	$1,019,052	$—
ˆˆˆ Proceeds receivable from sales commitments	$—	$4,168,984

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$51,062,328	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,588,922	n/a
Net asset value and redemption price per share	$9.14	n/a

Class I
Net assets	$229,545,413	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	24,252,897	n/a
Net asset value and redemption price per share	$9.46	n/a

Class S
Net assets	$177,539,819	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	18,907,141	n/a
Net asset value and redemption price per share	$9.39	n/a

Portfolio(1)
Net assets	n/a	$211,914,177
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	20,566,028
Net asset value and redemption price per share	n/a	$10.30

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$39,759	$47,437
Interest, net of foreign taxes withheld*	5,716,932 (1)	2,927,491
Securities lending income, net	—	4,712
Total investment income	5,756,691	2,979,640
EXPENSES:
Investment management fees	1,357,710	550,316
Distribution and shareholder service fees:
Class ADV	154,906	—
Class S	227,535	—
Transfer agent fees	525	1,191
Shareholder reporting expense	14,480	7,240
Registration fees	—	4,466
Professional fees	31,415	26,690
Custody and accounting expense	51,565	115,075
Trustee fees	7,914	3,329
Miscellaneous expense	18,762	8,672
Total expenses	1,864,812	716,979
Waived and reimbursed fees	(104,651)	(76,084)
Net expenses	1,760,161	640,895
Net investment income	3,996,530	2,338,745
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,926,978)	1,372,056
Foreign currency related transactions	(414,018)	(502,772)
Futures	507,837	1,486,453
Swaps	1,830,466	154,336
Written options	1,048,576	—
Net realized gain (loss)	(954,117)	2,510,073
Net change in unrealized appreciation (depreciation) on:
Investments	5,316,204	1,007,192
Foreign currency related transactions	(551,645)	(632,533)
Futures	696,695	(573,700)
Swaps	(4,734,379)	(50,326)
Written options	125,323	—
Sales commitments	—	763,700
Net change in unrealized appreciation (depreciation)	852,198	514,333
Net realized and unrealized gain (loss)	(101,919)	3,024,406
Increase in net assets resulting from operations	$3,894,611	$5,363,151

* Foreign taxes withheld	$—	$298

(1)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$3,996,530	$5,754,983	$2,338,745	$3,982,504
Net realized gain (loss)	(954,117)	(6,211,444)	2,510,073	(2,500,907)
Net change in unrealized appreciation (depreciation)	852,198	21,268,014	514,333	3,597,036
Increase in net assets resulting from operations	3,894,611	20,811,553	5,363,151	5,078,633

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:				(4,529,620)
Class ADV	(381,219)	—	—	—
Class I	(4,397,495)	—	—	—
Class S	(2,176,392)	—	—	—
Total distributions	(6,955,106)	—	—	(4,529,620)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,387,361	93,157,435	34,972,807	100,578,739
Reinvestment of distributions	6,955,106	—	—	4,529,620
	37,342,467	93,157,435	34,972,807	105,108,359
Cost of shares redeemed	(130,476,621)	(127,760,432)	(55,267,824)	(66,578,679)
Net increase (decrease) in net assets resulting from capital share transactions	(93,134,154)	(34,602,997)	(20,295,017)	38,529,680
Net increase (decrease) in net assets	(96,194,649)	(13,791,444)	(14,931,866)	39,078,693

NET ASSETS:
Beginning of year or period	554,342,209	568,133,653	226,846,043	187,767,350
End of year or period	$458,147,560	$554,342,209	$211,914,177	$226,846,043
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(111,374)	$2,847,202	$6,376,676	$4,037,931

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-17	9.17	0.05	•	(0.01)	0.04	0.07	—	—	0.07	—	9.14	0.41	1.17	1.13	1.13	1.09	51,062	61
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13	1.13	0.19	102,747	475
Class I
06-30-17	9.55	0.08	•	(0.02)	0.06	0.15	—	—	0.15	—	9.46	0.59	0.57	0.53	0.53	1.67	229,545	61
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53	0.53	0.83	508,369	475
Class S
06-30-17	9.45	0.07	•	(0.02)	0.05	0.11	—	—	0.11	—	9.39	0.55	0.82	0.78	0.78	1.43	177,540	61
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78	0.78	0.50	587,903	475
VY® Goldman Sachs Bond Portfolio
06-30-17	10.06	0.11	•	0.13	0.24	—	—	—	—	—	10.30	2.39	0.65	0.58	0.58	2.12	211,914	163
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-five active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to BlackRock Inflation Protected Bond. There were no changes to the services provided or the fees charged to BlackRock Inflation Protected Bond upon the replacement of Directed Services LLC with Voya Investments. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market

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Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2017, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions failed to perform would be $4,618,507 and $1,379,768, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2017. At June 30, 2017, BlackRock Inflation Protected Bond had received $3,550,000 in cash collateral from certain counterparties. There was no cash collateral pledged to Goldman Sachs Bond by any counterparty at June 30, 2017.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,415,700 and $1,252,137, respectively, on open OTC credit default and inflation-linked swaps, forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond did not pledge any cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.

	Purchased	Sold
BlackRock Inflation Protected Bond	$19,023,570	$33,021,472
Goldman Sachs Bond	166,481,492	84,558,138

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2017, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $598,000 with the broker as collateral for open futures contracts. The security has been footnoted as pledged in the Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2017.

	Purchased	Sold
BlackRock Inflation Protected Bond	$220,371,460	$277,094,858
Goldman Sachs Bond	100,442,213	44,028,311

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written exchange-traded futures contracts at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had written inflation rate caps to generate income. Please refer to the tables following the Portfolio of Investments for open written inflation rate caps at June 30, 2017.

Please refer to Note 9 for the volume of both purchased and written option activity for BlackRock Inflation Protected Bond during the six months ended June 30, 2017.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency)

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017, for which a Portfolio is seller of protection are disclosed following the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2017, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.

For the six months ended June 30, 2017, Goldman Sachs Bond had an average notional amount of $11,433,333 on credit default swaps to buy protection and an average notional amount of $2,247,500 on credit default swaps to sell protection. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2017. There were no open credit default swaps to sell protection at June 30, 2017.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $21,957,503 and $255,459,464, respectively.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $74,968,174 and $107,527,551, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio of Investments for open interest rate swaps at June 30, 2017.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $1,838,490 and $1,518,772, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had an average notional amount of $33,106,903 on long inflation-linked swaps.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a fixed interest rate and receive a floating rate linked to an inflation index (“Short inflation-linked swap”). During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had an average notional amount of $289,191,081 on short inflation-linked swaps.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of its inflation strategy. Please refer to the tables following the Portfolio of Investments for open inflation-linked swaps at June 30, 2017.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by Goldman Sachs Bond at June 30, 2017.

O.  Structured Products. Goldman Sachs Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Goldman Sachs Bond at June 30, 2017.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2017, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$92,273,522	$112,472,482
Goldman Sachs Bond	49,258,603	35,329,049

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$213,760,408	$284,236,045
Goldman Sachs Bond	384,602,328	309,894,203

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	12.19%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	37.54
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	13.41
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	15.90
Voya Solution 2025 Portfolio	Goldman Sachs Bond	25.44
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	6.85
	Goldman Sachs Bond	23.74

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2018	2019	2020	Total
Goldman Sachs Bond	$15,449	$115,335	$149,846	$280,630

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Expense Limitation Agreements are contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2017.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2016	719	$423,745
Options Purchased	6,406	2,423,864
Options Terminated in Closing Sell Transactions	(4,403)	(1,542,178)
Options Expired	(1,954)	(859,208)
Balance at 06/30/2017	768	$446,223

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	CHF Notional	EUR Notional	GBP Notional	USD Notional	Cost
Balance at 12/31/2016	11,260,000	10,520,000	—	—	$355,050
Options Purchased	—	30,790,000	78,950,000	20,085,000	861,557
Options Terminated in Closing Sell Transactions	—	—	(13,175,000)	—	(230,348)
Options Expired	(11,260,000)	(41,310,000)	(50,045,000)	—	(769,578)
Balance at 06/30/2017	—	—	15,730,000	20,085,000	$216,681

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2016	11,800,000	10,100,000	$2,369,669
Options Purchased	20,810,000	—	541,388
Options Terminated in Closing Sell Transactions	(5,100,000)	—	(640,203)
Options Expired	—	—	—
Balance at 06/30/2017	27,510,000	10,100,000	$2,270,854

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2016	3,140,000	$217,411
Balance at 06/30/2017	3,140,000	$217,411

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2016	462	$254,005
Options Written	3,181	739,488
Options Terminated in Closing Purchase Transactions	(2,579)	(713,190)
Options Expired	(296)	(115,276)
Balance at 06/30/2017	768	$165,027

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	CHF Notional	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2016	5,630,000	10,520,000	—	—	$97,588
Options Written	—	5,130,000	57,875,000	20,085,000	546,501
Options Terminated in Closing Sell Transactions	—	—	(21,960,000)	—	(200,623)
Options Expired	(5,630,000)	(15,650,000)	(28,050,000)	—	(338,269)
Balance at 06/30/2017	—	—	7,865,000	20,085,000	$105,197

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2016	10,100,000	—	83,600,000	$860,147
Options Written	—	11,030,000	44,000,000	247,258
Options Terminated in Closing Purchase Transactions	—	—	(127,600,000)	(575,988)
Options Expired	—	—	—	—
Balance at 06/30/2017	10,100,000	11,030,000	—	$531,417

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2017	228,421	—	41,329	(363,083)	(93,333)	2,101,992	—	381,219	(3,345,035)	(861,824)
12/31/2016	417,580	—	—	(898,707)	(481,127)	3,855,526	—	—	(8,253,074)	(4,397,548)
Class I
6/30/2017	2,341,057	—	460,710	(11,219,421)	(8,417,654)	22,462,652	—	4,397,495	(107,500,534)	(80,640,387)
12/31/2016	6,878,057	—	—	(8,047,014)	(1,168,957)	65,259,597	—	—	(76,426,152)	(11,166,555)
Class S
6/30/2017	615,466	—	229,768	(2,070,800)	(1,225,566)	5,822,717	—	2,176,392	(19,631,052)	(11,631,943)
12/31/2016	2,528,388	—	—	(4,566,921)	(2,038,533)	24,042,312	—	—	(43,081,206)	(19,038,894)
Goldman Sachs Bond
6/30/2017	3,431,993	—	—	(5,424,179)	(1,992,186)	34,972,807	—	—	(55,267,824)	(20,295,017)
12/31/2016	9,917,063	—	441,054	(6,536,981)	3,821,136	100,578,739	—	4,529,620	(66,578,679)	38,529,680

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of thecollateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$201,469	$(201,469)	$—
Deutsche Bank Securities Inc.	50,036	(50,036)	—
J.P. Morgan Securities LLC	141,307	(141,307)	—
SG Americas Securities, LLC	89,461	(89,461)	—
Total	$482,273	$(482,273)	$—

(1)	Collateral with a fair value of $495,661 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$6,955,106	$—
Goldman Sachs Bond	—	4,529,620

The tax-basis components of distributable earnings as of December 31, 2016 were:

			Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$3,104,390	$(617,017)	$(13,615,366)	Short-term	None
			(63,774,435)	Long-term	None
			$(77,389,801)
Goldman Sachs Bond	4,790,274	(1,398,766)	$(1,507,263)	Short-term	None
			(940,030)	Long-term	None
			$(2,447,293)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2017, the following Portfolio declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
Goldman Sachs Bond	$0.2340	July 17, 2017	July 13, 2017

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

U.S. Treasury Obligations	53.4%
Corporate Bonds/Notes	23.9%
U.S. Government Agency Obligations	14.3%
Foreign Government Bonds	5.0%
Purchased Options	0.3%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.9%
		Consumer, Cyclical: 1.1%
845,000		American Honda Finance Corp., 2.000%, 02/14/20	$847,115	0.2
370,000	#	BMW US Capital LLC, 1.500%, 04/11/19	368,649	0.1
795,000	#	BMW US Capital LLC, 2.150%, 04/06/20	799,236	0.1
530,000	#	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	524,227	0.1
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	961,003	0.2
755,000	#	Nissan Motor Acceptance Corp., 2.250%, 01/13/20	757,077	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	878,232	0.2
			5,135,539	1.1

		Consumer, Non-cyclical: 1.7%
2,200,000		Gilead Sciences, Inc., 1.850%, 09/04/18	2,205,617	0.5
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/20	3,029,562	0.6
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	2,547,351	0.6
			7,782,530	1.7

		Energy: 0.1%
615,000		Shell International Finance BV, 1.375%, 09/12/19	610,739	0.1

		Financial: 18.4%
595,000	#	AIG Global Funding, 2.150%, 07/02/20	594,786	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/20	1,392,016	0.3
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	3,002,439	0.7
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,270,715	0.9

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/20	$1,509,108	0.3
2,850,000		Bank of Nova Scotia/The, 2.050%, 06/05/19	2,858,111	0.6
2,000,000		BNP Paribas SA, 2.400%, 12/12/18	2,017,424	0.5
5,000,000		Branch Banking & Trust Co., 1.450%, 05/10/19	4,962,695	1.1
3,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	3,724,294	0.8
2,330,000		Citibank NA, 1.728%–2.000%, 03/20/19–06/12/20	2,339,079	0.5
1,860,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,864,600	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/19	4,027,588	0.9
2,000,000	#	Danske Bank A/S, 1.650%, 09/06/19	1,982,086	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,099,578	0.2
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/19	3,020,847	0.7
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,113,418	1.8
2,000,000	#	National Australia Bank Ltd., 2.250%, 07/01/19	2,012,976	0.4
700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/20	700,478	0.2
2,540,000	#	New York Life Global Funding, 2.000%, 04/09/20	2,540,498	0.6
1,970,000	#	Pricoa Global Funding I, 1.450%, 09/13/19	1,944,770	0.4
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	624,375	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/19	2,977,983	0.7
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,978,118	0.4
2,250,000		Sumitomo Mitsui Banking Corp., 1.762%–2.450%, 10/19/18–01/16/20	2,262,681	0.5
1,510,000	#	Sumitomo Mitsui Trust Bank Ltd, 2.050%, 03/06/19	1,510,409	0.3
2,000,000		Svenska Handelsbanken AB, 2.250%, 06/17/19	2,012,136	0.4
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,511,238	0.6
295,000	#	UBS AG/London, 2.200%, 06/08/20	295,424	0.1

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/20	$3,220,032	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	4,721,634	1.0
700,000		Wells Fargo & Co., 2.150%, 01/15/19	703,685	0.1
2,215,000		Wells Fargo Bank NA, 1.750%, 05/24/19	2,211,400	0.5
3,500,000		Wells Fargo Bank NA, 2.150%, 12/06/19	3,517,612	0.8
1,255,000		Westpac Banking Corp., 1.600%, 08/19/19	1,245,693	0.3
325,000		Other Securities	322,707	0.1
			84,092,633	18.4

		Industrial: 0.3%
635,000		John Deere Capital Corp., 1.950%, 06/22/20	636,940	0.1
795,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	800,980	0.2
			1,437,920	0.3

		Technology: 1.4%
2,000,000		Oracle Corp., 2.250%, 10/08/19	2,025,398	0.4
4,355,000		Qualcomm, Inc., 1.850%, 05/20/19	4,366,306	1.0
			6,391,704	1.4

		Utilities: 0.9%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	3,963,566	0.9

		Total Corporate Bonds/Notes (Cost $109,376,210)	109,414,631	23.9

FOREIGN GOVERNMENT BONDS: 5.0%
EUR 835,000	#	French Republic Government Bond OAT, 2.000%, 05/25/48	986,920	0.2
2,120,000		Israel Government AID Bond, 5.500%, 12/04/23	2,522,293	0.5
2,500,000		Israel Government AID Bond, 5.500%, 04/26/24	2,986,323	0.7
EUR 1,886,392		Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/20	2,262,791	0.5
EUR 6,073,777		Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/20	7,274,324	1.6
EUR 1,195,000	#	Italy Buoni Poliennali Del Tesoro, 2.700%, 03/01/47	1,219,171	0.3
NZD 4,959,000		New Zealand Government Bond, 2.500%–3.000%, 09/20/30–09/20/35	4,118,407	0.9
EUR 607,000	#	Spain Government Bond, 5.150%, 10/31/44	1,008,843	0.2
808,511		Other Securities	585,798	0.1

		Total Foreign Government Bonds (Cost $22,187,323)	22,964,870	5.0

U.S. TREASURY OBLIGATIONS: 53.4%
		Treasury Inflation Indexed Protected Securities: 53.4%
21,265,479		0.125%, due 04/15/22	$21,170,316	4.6
8,130,350		0.125%, due 07/15/24	7,989,028	1.8
13,307,465		0.125%, due 07/15/26	12,841,465	2.8
17,906,631		0.250%, due 01/15/25	17,594,626	3.8
12,022,859		0.375%, due 07/15/25	11,937,016	2.6
6,868,252		0.375%, due 01/15/27	6,748,387	1.5
16,103,200		0.625%, due 01/15/26	16,212,316	3.5
2,564,350		0.625%, due 02/15/43	2,363,394	0.5
12,428,168		0.750%, due 02/15/42	11,845,598	2.6
7,642,624		0.750%, due 02/15/45	7,180,872	1.6
6,174,052		0.875%, due 02/15/47	5,997,968	1.3
7,889,564		1.000%, due 02/15/46	7,891,489	1.7
10,240,094		1.375%, due 02/15/44	11,154,883	2.4
12,972,261	S	1.750%, due 01/15/28	14,468,935	3.2
6,474,160		2.000%, due 01/15/26	7,258,582	1.6
8,791,827		2.125%, due 02/15/40	10,948,946	2.4
8,224,467		2.125%, due 02/15/41	10,289,474	2.3
7,668,575		2.375%, due 01/15/25	8,739,054	1.9
8,247,629		2.375%, due 01/15/27	9,616,109	2.1
8,359,599		2.500%, due 01/15/29	10,059,541	2.2
3,967,488		3.375%, due 04/15/32	5,456,403	1.2
10,174,616		3.625%, due 04/15/28	13,301,886	2.9
9,873,560		3.875%, due 04/15/29	13,416,559	2.9

		Total U.S. Treasury Obligations (Cost $245,852,730)	244,482,847	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
		Federal Home Loan Bank: 4.0%
12,810,000		1.375%, due 02/18/21	12,677,544	2.8
5,255,000		2.875%, due 09/13/24	5,453,240	1.2
			18,130,784	4.0

		Federal Home Loan Mortgage Corporation: 2.5%##
1,515,000		1.375%, due 05/01/20	1,505,254	0.3
9,970,000		2.375%, due 01/13/22	10,185,073	2.2
			11,690,327	2.5

		Federal National Mortgage Association: 5.7%##
8,350,000		1.375%, due 02/26/21	8,251,103	1.8
10,140,000		1.875%, due 12/28/20	10,201,915	2.2
4,830,000		1.875%, due 09/24/26	4,586,177	1.0
3,120,000		2.625%, due 09/06/24	3,204,430	0.7
			26,243,625	5.7

		Other U.S. Agency Obligations: 2.1%
9,730,000		1.300%, due 12/14/18	9,722,936	2.1

		Total U.S. Government Agency Obligations (Cost $65,401,512)	65,787,672	14.3

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.3%
		Exchange-Traded Options: 0.0%
456	@	Call on U.S. Treasury 10-Year Note, Strike @ 127.000, Exp. 07/21/17	$35,627	0.0
312	@	Call on U.S. Treasury 10-Year Note, Strike @ 126.500, Exp. 07/21/17	48,750	0.0
			84,377	0.0

		Options on Currencies: 0.0%
7,865,000	@	Call GBP vs. Put USD, Strike @ 1.340, Exp. 08/01/17 Counterparty: Deutsche Bank AG	15,178	0.0
10,960,000	@	Call USD vs. Put JPY, Strike @ 115.000, Exp. 07/07/17 Counterparty: Deutsche Bank AG	1,127	0.0
9,125,000	@	Call USD vs. Put MXN, Strike @ 19.000, Exp. 09/21/17 Counterparty: Deutsche Bank AG	102,724	0.0
7,865,000	@	Put GBP vs. Call USD, Strike @ 1.248, Exp. 08/01/17 Counterparty: Goldman Sachs International	5,125	0.0
			124,154	0.0

		OTC Interest Rate Swaptions: 0.3%
10,100,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	592,350	0.1
1,700,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	172,091	0.1
3,015,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.040%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	134,363	0.0
2,995,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.540%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	64,678	0.0

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
5,000,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	$461	0.0
14,800,000	@	Put on 5-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.25%, Exp. 01/05/22 Counterparty: Deutsche Bank AG	265,083	0.1
			1,229,026	0.3

		Total Purchased Options (Cost $2,933,758)	1,437,557	0.3

		Total Long-Term Investments (Cost $445,751,533)	444,087,577	96.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
		Corporate Bonds/Notes: 0.2%
1,000,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18 (Cost $999,060)	999,825	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
11,810,638	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $11,810,638)	11,810,638	2.6

	Total Short-Term Investments (Cost $12,809,698)	12,810,463	2.8

	Total Investments in Securities (Cost $458,561,231)	$456,898,040	99.7
	Assets in Excess of Other Liabilities	1,249,520	0.3
	Net Assets	$458,147,560	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar
Cost for federal income tax purposes is $459,013,978.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,478,187
Gross Unrealized Depreciation	(4,594,125)
Net Unrealized Depreciation	$(2,115,938)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Purchased Options	$84,377	$1,353,180	$—	$1,437,557
Corporate Bonds/Notes	—	109,414,631	—	109,414,631
Short-Term Investments	11,810,638	999,825	—	12,810,463
U.S. Government Agency Obligations	—	65,787,672	—	65,787,672
U.S. Treasury Obligations	—	244,482,847	—	244,482,847
Foreign Government Bonds	—	22,964,870	—	22,964,870
Total Investments, at fair value	$11,895,015	$445,003,025	$—	$456,898,040
Other Financial Instruments+
Centrally Cleared Swaps	—	709,004	—	709,004
Forward Foreign Currency Contracts	—	58,101	—	58,101
Futures	374,712	—	—	374,712
OTC Swaps	—	3,207,226	—	3,207,226
Total Assets	$12,269,727	$448,977,356	$—	$461,247,083
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(301,696)	$—	$(301,696)
Forward Foreign Currency Contracts	—	(383,709)	—	(383,709)
Futures	(820,518)	—	—	(820,518)
OTC Swaps	—	(866,672)	—	(866,672)
Written Options	(28,877)	(165,319)	—	(194,196)
Total Liabilities	$(849,395)	$(1,717,396)	$—	$(2,566,791)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 103,076	GBP 81,000	ANZ Bank	07/06/17	$(2,430)
USD 2,276,292	EUR 2,017,000	Barclays Bank PLC	07/06/17	(27,689)
NZD 5,741,000	USD 4,211,709	Citibank N.A.	07/06/17	(4,708)
USD 4,209,607	NZD 5,741,000	Citibank N.A.	08/03/17	5,009
USD 284,305	NZD 402,986	Credit Suisse International	07/06/17	(10,992)
EUR 11,650,000	USD 13,298,475	Deutsche Bank AG	07/06/17	7,599
EUR 50,000	USD 55,991	Deutsche Bank AG	07/06/17	1,123
GBP 150,000	USD 191,814	Deutsche Bank AG	07/06/17	3,568
USD 9,335,452	EUR 8,297,000	Deutsche Bank AG	07/06/17	(142,055)

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,529,387	GBP 1,189,000	Deutsche Bank AG	07/06/17	(19,341)
USD 13,317,488	EUR 11,650,000	Deutsche Bank AG	08/03/17	(11,117)
USD 349,625	EUR 312,000	Goldman Sachs International	07/06/17	$(6,767)
USD 667,309	EUR 598,000	Goldman Sachs International	07/06/17	(15,775)
USD 11,177	EUR 10,000	Goldman Sachs International	07/06/17	(246)
USD 857,818	GBP 665,864	Goldman Sachs International	07/06/17	(9,501)
GBP 963,000	USD 1,231,321	HSBC Bank PLC	07/06/17	23,032
USD 3,817,131	NZD 5,374,000	JPMorgan Chase Bank N.A.	07/06/17	(120,783)
GBP 433,000	USD 552,516	State Street Bank and Trust Co.	07/06/17	11,487
GBP 100,000	USD 129,509	State Street Bank and Trust Co.	07/06/17	745
GBP 220,000	USD 281,023	State Street Bank and Trust Co.	07/06/17	5,538
USD 916,592	GBP 705,000	State Street Bank and Trust Co.	08/03/17	(2,597)
USD 583,779	EUR 519,563	The Northern Trust Company	07/06/17	(9,708)
				$(325,608)

At June 30, 2017, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Buxl® 30-year German Government Bond	20	09/07/17	$3,735,295	$(25,291)
Euro-Schatz	93	09/07/17	11,880,725	(13,210)
U.S. Treasury 10-Year Note	410	09/20/17	51,467,812	(242,181)
U.S. Treasury 5-Year Note	612	09/29/17	72,115,595	(182,135)
			$139,199,427	$(462,817)
Short Contracts
90-Day Eurodollar	(485)	03/18/19	$(119,000,813)	$(143,977)
Australia 10-Year Bond	(10)	09/15/17	(993,488)	14,466
Euro-Bund	(59)	09/07/17	(10,907,931)	84,729
Euro-OAT	(17)	09/07/17	(2,882,975)	49,378
Long Gilt	(38)	09/27/17	(6,214,879)	121,883
Long-Term Euro-BTP	(11)	09/07/17	(1,697,855)	30,102
Short-Term Euro-BTP	(91)	09/07/17	(11,711,492)	(27,175)
U.S. Treasury 2-Year Note	(562)	09/29/17	(121,453,472)	74,154
U.S. Treasury Long Bond	(40)	09/20/17	(6,147,500)	(59,665)
U.S. Treasury Ultra 10-Year Note	(8)	09/20/17	(1,078,500)	(1,608)
U.S. Treasury Ultra Long Bond	(103)	09/20/17	(17,085,125)	(125,276)
			$(299,174,030)	$17,011

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	1.414%	06/30/2019	CAD 23,835,000	$(8,900)	$(9,201)
Pay	6-month GBP-LIBOR	1.405	05/26/2047	GBP 2,395,000	(147,826)	(147,736)
Pay	3-month USD-LIBOR	1.814	11/30/2021	USD 5,800,000	(28,533)	(28,635)
Pay	3-month USD-LIBOR	2.680	01/07/2027	USD 5,160,000	11,363	11,274
Receive	3-month CAD-CDOR	1.392	06/29/2019	CAD 21,429,000	(14,342)	(14,613)
Receive	3-month CAD-CDOR	1.392	06/29/2019	CAD 26,191,000	(17,529)	(17,861)
Receive	6-month GBP-LIBOR	0.740	06/15/2022	GBP 4,085,000	61,757	60,976
Receive	6-month GBP-LIBOR	1.608	02/15/2047	GBP 8,430,000	(21,841)	7,037
Receive	3-month USD-LIBOR	1.862	01/09/2020	USD 1,850,000	(3,316)	(3,346)
Receive	1-day Overnight Fed Funds	1.560	11/30/2021	USD 6,550,000	35,737	35,622
Receive	3-month USD-LIBOR	1.800	11/30/2021	USD 22,300,000	122,360	121,969
Receive	3-month USD-LIBOR	2.190	02/15/2027	USD 3,310,000	32,135	32,071
Receive	3-month USD-LIBOR	1.729	08/31/2046	USD 630,000	(112,690)	(1,502)
					$(91,625)	$46,055

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

At June 30, 2017, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.832%	05/15/2047	EUR 1,380,000	$1,218	$454
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.750	06/15/2047	EUR 1,230,000	(40,460)	(40,223)
Pay	U.K. RPI All Items Monthly	3.370	06/15/2022	GBP 6,310,000	(38,475)	(38,391)
Pay	U.K. RPI All Items Monthly	3.523	02/15/2027	GBP 5,030,000	81,220	80,178
Pay	U.K. RPI All Items Monthly	3.624	02/15/2047	GBP 3,660,000	369,463	356,713
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.240	07/01/2017	USD 11,500,000	—	(188)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.890	06/29/2022	USD 6,700,000	2,952	2,710
					$375,918	$361,253

At June 30, 2017, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Pay	U.K. RPI All Items Monthly	3.430%	07/15/2017	GBP	7,725,000	$(21,496)	$—	$(21,496)
Barclays Bank PLC	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	1.630	09/13/2017	USD	11,210,000	(21,224)	—	(21,224)
Barclays Bank PLC	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.745	07/15/2017	EUR	2,990,000	3,186	—	3,186
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.066	03/10/2018	USD	20,575,000	(652,684)	—	(652,684)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.585	09/13/2018	USD	11,210,000	43,528	—	43,528
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.518	12/11/2019	USD	15,000,000	153,453	—	153,453
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.375	01/15/2020	USD	16,000,000	266,512	—	266,512
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.174	02/16/2020	USD	10,000,000	(110,820)	—	(110,820)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.437	01/15/2021	USD	22,000,000	423,963	—	423,963
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.649	12/11/2021	USD	6,500,000	72,424	—	72,424
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.515	01/15/2022	USD	34,000,000	677,030	—	677,030
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.560	01/15/2023	USD	37,000,000	818,099	—	818,099
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.660	09/22/2023	USD	5,500,000	109,185	—	109,185
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.689	09/22/2024	USD	26,000,000	579,408	—	579,408
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.970	03/15/2047	EUR	1,110,000	59,978	—	59,978
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.470	03/15/2027	EUR	1,110,000	(15,928)	—	(15,928)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.568	03/15/2047	GBP	805,000	(44,520)	—	(44,520)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.485	03/23/2047	GBP	395,000	460	—	460
							$2,340,554	$—	$2,340,554

At June 30, 2017, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount	Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/2022	EUR 3,140,000	$217,411	$(539)
						$217,411	$(539)

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

At June 30, 2017, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on U.S. Treasury 10-Year Note	127.50	07/21/2017	312	$ 87,304	$(14,627)
Call on U.S. Treasury 10-Year Note	128.00	07/21/2017	456	77,723	(14,250)
				$165,027	$(28,877)

At June 30, 2017, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
7,865,000	Goldman Sachs International	Call GBP vs Put USD	1.340	GBP	08/01/2017	$37,690	$(15,178)
10,960,000	Morgan Stanley & Co. International PLC	Call USD vs Put JPY	117.000	USD	07/07/2017	25,076	(51)
9,125,000	Deutsche Bank AG	Call USD vs Put MXN	20.000	USD	09/21/2017	42,431	(35,402)
		Total Written OTC Options				$105,197	$(50,631)

At June 30, 2017, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	1.400%	Receive	6-month GBP-LIBOR	07/10/2017	GBP 11,030,000	$55,857	$(31,282)
Put on 20-Year Interest Rate Swap	Deutsche Bank AG	4.500%	Receive	6-month EUR-EURIBOR	06/08/2022	EUR 10,100,000	475,560	(82,867)
				Total Written Swaptions			$531,417	$(114,149)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$124,154
Interest rate contracts	Investments in securities at value*	1,313,403
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	58,101
Interest rate contracts	Net Assets- Unrealized appreciation**	374,712
Interest rate contracts	Net Assets- Unrealized appreciation***	709,004
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,207,226
Total Asset Derivatives		$5,786,600
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$383,709
Interest rate contracts	Net Assets- Unrealized depreciation**	820,518
Interest rate contracts	Net Assets- Unrealized depreciation***	301,696
Interest rate contracts	Unrealized depreciation on OTC swap agreements	866,672
Foreign exchange contracts	Written options, at fair value	50,631
Interest rate contracts	Written options, at fair value	143,565
Total Liability Derivatives		$2,566,791

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(693,383)	$(677,656)	$—	$—	$297,122	$(1,073,917)
Interest rate contracts	(1,075,946)	—	507,837	1,830,466	751,454	2,013,811
Total	$(1,769,329)	$(677,656)	$507,837	$1,830,466	$1,048,576	$939,894

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$57,120	$(557,018)	$—	$—	$156,425	$(343,473)
Interest rate contracts	(275,647)	—	696,695	(4,734,379)	(31,102)	(4,344,433)
Total	$(218,527)	$(557,018)	$696,695	$(4,734,379)	$125,323	$(4,687,906)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	ANZ Bank	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	The Northern Trust Company	Totals
Assets:
Purchased options	$—	$461	$—	$—	$1,347,594	$5,125	$—	$—	$—	$—	$—	$1,353,180
Forward foreign currency contracts	—	—	5,009	—	12,290	—	23,032	—	—	17,770	—	58,101
OTC Inflation-linked swaps	—	890,642	2,256,146	—	60,438	—	—	—	—	—	—	3,207,226
Total Assets	$—	$891,103	$2,261,155	$—	$1,420,322	$5,125	$23,032	$—	$—	$17,770	$—	$4,618,507
Liabilities:
Forward foreign currency contracts	$2,430	$27,689	$4,708	$10,992	$172,513	$32,289	$—	$120,783	$—	$2,597	$9,708	$383,709
OTC Inflation-linked swaps	—	806,224	—	—	60,448	—	—	—	—	—	—	866,672
Written options	—	31,282	—	—	118,808	15,178	—	—	51	—	—	165,319
Total Liabilities	$2,430	$865,195	$4,708	$10,992	$351,769	$47,467	$—	$120,783	$51	$2,597	$9,708	$1,415,700
Net OTC derivative instruments by counterparty, at fair value	$(2,430)	$25,908	$2,256,447	$(10,992)	$1,068,553	$(42,342)	$23,032	$(120,783)	$(51)	$15,173	$(9,708)	$3,202,807
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(2,256,447)	$—	$(1,068,553)	$—	$—	$—	$—	$—	$—	$(3,325,000)
Net Exposure (1) (2)	$(2,430)	$25,908	$—	$(10,992)	$—	$(42,342)	$23,032	$(120,783)	$(51)	$15,173	$(9,708)	$(122,193)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2017, the Portfolio had received $2,340,000 and $1,210,000 in cash collateral from Citibank N.A. and Deutsche Bank AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

34

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

U.S. Government Agency Obligations	32.8%
Corporate Bonds/Notes	27.5%
Asset-Backed Securities	17.9%
U.S. Treasury Obligations	13.3%
Collateralized Mortgage Obligations	3.6%
Foreign Government Bonds	3.3%
Municipal Bonds	1.0%
Structured Products	0.8%
Preferred Stock	0.1%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 27.5%
		Basic Materials: 1.1%
175,000	#	Glencore Finance Canada Ltd., 4.950%, 11/15/21	$187,346	0.1
425,000	#	Glencore Funding LLC, 4.125%, 05/30/23	436,657	0.2
224,000	#	Glencore Funding LLC, 4.625%, 04/29/24	234,494	0.1
825,000		Sherwin-Williams Co/The, 2.250%–3.450%, 05/15/20–06/01/27	830,122	0.4
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	403,125	0.2
225,000		Other Securities	235,318	0.1
			2,327,062	1.1

		Communications: 4.6%
775,000		Amazon.com, Inc., 3.300%, 12/05/21	807,268	0.4
2,291,000		AT&T, Inc., 2.800%–3.800%, 02/17/21–05/15/25	2,308,167	1.1
350,000	#	Symantec Corp., 5.000%, 04/15/25	367,171	0.2
1,025,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,139,926	0.5
818,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	824,491	0.4
650,000		Verizon Communications, Inc., 2.450%–4.125%, 11/01/22–03/16/27	640,530	0.3
3,508,000		Other Securities(a)	3,742,696	1.7
			9,830,249	4.6

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.9%
950,000		CVS Health Corp., 3.375%, 08/12/24	$967,250	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	285,479	0.1
775,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	864,939	0.4
1,775,000		Other Securities	1,864,745	0.9
			3,982,413	1.9

		Consumer, Non-cyclical: 3.8%
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,140,935	0.5
600,000		Anheuser-Busch InBev Finance, Inc., 3.650%–4.900%, 02/01/26–02/01/46	629,582	0.3
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	484,828	0.2
1,275,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/22–12/15/44	1,285,980	0.6
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	713,105	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	52,000	0.0
775,000		Reynolds American, Inc., 4.450%, 06/12/25	833,346	0.4
200,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	210,750	0.1
2,750,000		Other Securities	2,810,232	1.3
			8,160,758	3.8

		Energy: 4.0%
100,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	95,460	0.1
525,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	534,445	0.2
375,000		Kinder Morgan Energy Partners L.P., 3.500%–4.250%, 09/01/23–09/01/24	381,460	0.2
780,000		Williams Partners L.P., 3.600%–3.900%,03/15/22–01/15/25	795,647	0.4
7,631,000		Other Securities(a)	6,578,448	3.1
			8,385,460	4.0

		Financial: 8.8%
1,450,000		Bank of America Corp., 3.248%–6.500%, 04/01/24–10/29/49	1,502,338	0.7
200,000	#	BNP Paribas SA, 4.375%, 05/12/26	207,634	0.1
100,000	#	Brighthouse Financial, Inc., 3.700%, 06/22/27	98,669	0.1
250,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	261,802	0.1

See Accompanying Notes to Financial Statements

35

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	$225,380	0.1
250,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	258,749	0.1
900,000		JPMorgan Chase & Co., 2.950%–2.972%, 01/15/23–10/01/26	887,037	0.4
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/18	1,694,735	0.8
50,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	56,389	0.0
1,000,000		Morgan Stanley, 2.553%, 10/24/23	1,018,117	0.5
825,000		Morgan Stanley, 3.700%–4.000%, 10/23/24–07/23/25	847,984	0.4
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	478,377	0.2
100,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	112,347	0.1
225,000	#	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	228,634	0.1
800,000	#	UniCredit SpA, 3.750%, 04/12/22	820,115	0.4
250,000	#	UniCredit SpA, 4.625%, 04/12/27	264,248	0.1
350,000	#	UniCredit SpA, 5.861%, 06/19/32	360,171	0.2
275,000		Westpac Banking Corp., 4.322%, 11/23/31	282,426	0.1
8,756,000		Other Securities	8,957,438	4.3
			18,562,590	8.8

		Industrial: 0.7%
150,000	#	Park Aerospace Holdings Ltd., 5.250%, 08/15/22	157,360	0.1
100,000	#	Park Aerospace Holdings Ltd., 5.500%, 02/15/24	104,700	0.0
300,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	307,597	0.2
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	208,000	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	404,063	0.2
250,000		Other Securities	256,055	0.1
			1,437,775	0.7

CORPORATE BONDS/NOTES: (continued)
		Technology: 2.1%
475,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/22	$479,691	0.2
575,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	588,913	0.3
225,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	231,526	0.1
700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	756,875	0.4
2,325,000		Other Securities	2,370,823	1.1
			4,427,828	2.1

		Utilities: 0.5%
525,000	#	Enel Finance International NV, 2.875%, 05/25/22	526,264	0.2
650,000		Other Securities	638,048	0.3
			1,164,312	0.5
		Total Corporate Bonds/Notes
		(Cost $57,334,904)	58,278,447	27.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
EUR 398,709	#	Credit Suisse European Mortgage Capital Ltd. 2015-1HWA A, 2.750%, 04/20/20	447,417	0.2
682,390	ˆ	Fannie Mae 2013-130 SN, 5.434%, 10/25/42	130,939	0.1
393,260	ˆ	Fannie Mae REMIC Trust 2011-124 SC, 5.334%, 12/25/41	71,866	0.0
357,399	ˆ	Fannie Mae REMIC Trust 2013-131 SA, 4.884%, 12/25/43	56,627	0.0
289,302	ˆ	Fannie Mae REMIC Trust 2013-96 SW, 4.884%, 09/25/43	46,587	0.0
667,319	ˆ	Fannie Mae REMIC Trust 2013-96 SY, 4.934%, 07/25/42	110,253	0.1
430,147	ˆ	Fannie Mae REMIC Trust 2014-87 MS, 5.034%, 01/25/45	69,370	0.0
614,167	ˆ	Fannie Mae REMIC Trust 2015-79 SA, 5.034%, 11/25/45	102,071	0.1
1,322,361	ˆ	Fannie Mae REMIC Trust 2015-81 SA, 4.484%, 11/25/45	186,992	0.1
329,072	ˆ	Fannie Mae REMIC Trust 2015-82 MS, 4.484%, 11/25/45	48,148	0.0
805,091	ˆ	Fannie Mae Series 2016-3 IP, 4.000%, 02/25/46	165,179	0.1
1,013,056	ˆ	Freddie Mac 4583 ST, 4.841%, 05/15/46	197,701	0.1

See Accompanying Notes to Financial Statements

36

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,441,263	ˆ	Freddie Mac 4596 CS, 4.941%, 06/15/46	$394,802	0.2
203,199	ˆ	Freddie Mac REMIC Trust 4320 SD, 4.941%, 07/15/39	32,290	0.0
467,422	ˆ	Freddie Mac REMIC Trust 4326 GS, 4.891%, 04/15/44	82,027	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.866%, 10/25/28	395,405	0.2
839,539	ˆ	Ginnie Mae 2014-20 SA, 4.888%, 02/20/44	139,288	0.1
747,436	ˆ	Ginnie Mae 2015-111 IM, 4.000%, 08/20/45	122,732	0.1
634,972	ˆ	Ginnie Mae 2015-119 SN, 5.038%, 08/20/45	108,952	0.1
578,313	ˆ	Ginnie Mae 2016-138 GI, 4.000%, 10/20/46	104,223	0.0
433,397	ˆ	Ginnie Mae Series 2010-20 SE, 5.038%, 02/20/40	73,172	0.0
258,909	ˆ	Ginnie Mae Series 2010-31 SA, 4.538%, 03/20/40	38,881	0.0
170,705	ˆ	Ginnie Mae Series 2012-149 MS, 5.038%, 12/20/42	28,753	0.0
95,573	ˆ	Ginnie Mae Series 2013-134 DS, 4.888%, 09/20/43	15,655	0.0
280,761	ˆ	Ginnie Mae Series 2013-152 SG, 4.938%, 06/20/43	46,611	0.0
628,863	ˆ	Ginnie Mae Series 2013-181 SA, 4.888%, 11/20/43	106,022	0.1
945,217	ˆ	Ginnie Mae Series 2014-132 SL, 4.888%, 10/20/43	136,721	0.1
459,682	ˆ	Ginnie Mae Series 2014-133 BS, 4.388%, 09/20/44	65,627	0.0
107,614	ˆ	Ginnie Mae Series 2014-41 SA, 4.888%, 03/20/44	18,072	0.0
999,676	ˆ	Ginnie Mae Series 2015-110 MS, 4.498%, 08/20/45	151,988	0.1
292,791	ˆ	Ginnie Mae Series 2015-126 HS, 4.988%, 09/20/45	48,926	0.0
299,464	ˆ	Ginnie Mae Series 2015-159 HS, 4.988%, 11/20/45	50,211	0.0
677,346	ˆ	Ginnie Mae Series 2016-4 SM, 4.438%, 01/20/46	96,529	0.0
1,000,000	#	Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2, 2.174%, 04/10/19	1,000,284	0.5
250,000	#	Mortgage Repurchase Agreement Financing Trust Series 2017-1 A1, 2.074%, 07/10/19	250,117	0.1
600,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-1, 2.124%, 04/10/19	600,098	0.3
950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-2, 2.524%, 03/10/19	950,189	0.4

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,054,699		Other Securities	$958,885	0.5

		Total Collateralized Mortgage Obligations
		(Cost $7,463,548)	7,649,610	3.6

MUNICIPAL BONDS: 1.0%
		California: 0.5%
750,000		Other Securities	1,062,000	0.5

		Minnesota: 0.1%
250,000		Other Securities	246,897	0.1

		Puerto Rico: 0.4%
2,355,000		Other Securities(b)	783,865	0.4

		Total Municipal Bonds
		(Cost $2,554,448)	2,092,762	1.0

STRUCTURED PRODUCTS: 0.8%
EGP 5,080,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 18.540%, 08/10/17	276,138	0.1
EGP 5,000,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 11/02/17	257,936	0.1
EGP 12,550,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 05/03/18	593,999	0.3
EGP 10,000,000		Other Securities	492,988	0.3
		Total Structured Products (Cost $1,644,184)	1,621,061	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.8%
		Federal Home Loan Bank: 1.1%
900,000		2.625%, due 09/12/25	905,180	0.4
1,300,000		2.875%, due 06/13/25	1,337,727	0.7
			2,242,907	1.1

		Federal Home Loan Mortgage Corporation: 8.6%##
15,000,000	W	4.000%, due 07/01/45	15,769,336	7.4
1,438,329		3.500%, due 04/01/43	1,484,529	0.7
1,040,964		3.500%–4.000%, due 02/01/41–03/01/46	1,079,743	0.5
			18,333,608	8.6

		Federal National Mortgage Association: 10.9%##
1,400,000		1.875%, due 09/24/26	1,329,326	0.6
927,650		3.500%, due 06/01/46	962,821	0.4
9,000,000	W	3.500%, due 07/01/47	9,244,336	4.4
8,000,000	W	4.000%, due 08/01/45	8,396,406	4.0
2,884,279		3.500%–6.000%, due 09/01/35–05/01/46	3,085,094	1.5
			23,017,983	10.9

See Accompanying Notes to Financial Statements

37

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 12.2%
3,239,121		4.000%, due 10/20/43	$3,426,879	1.6
1,513,882		4.000%, due 07/20/45	1,595,011	0.7
1,542,863		4.000%, due 09/20/45	1,625,545	0.8
2,524,431		4.000%, due 10/20/45	2,659,716	1.3
923,588		4.000%, due 11/20/45	973,083	0.5
1,097,532		4.000%, due 02/20/46	1,156,349	0.5
4,759,851		4.000%, due 03/20/46	5,014,933	2.4
6,635,788		4.000%, due 04/20/46	6,991,402	3.3
997,991		4.000%, due 05/20/47	1,053,752	0.5
1,257,182		4.000%, due 08/20/45–05/20/46	1,324,661	0.6
			25,821,331	12.2

		Total U.S. Government Agency Obligations (Cost $69,772,899)	69,415,829	32.8

U.S. TREASURY OBLIGATIONS: 13.3%
		Treasury Inflation Indexed Protected Securities: 1.1%
2,324,945		0.125%–2.500%, due 01/15/23–02/15/47	2,380,910	1.1

		U.S. Treasury Bonds: 5.4%
5,900,000		2.250%, due 11/15/25	5,901,729	2.8
2,760,000		2.875%, due 11/15/46	2,780,537	1.3
2,160,000		3.000%, due 11/15/45	2,228,934	1.0
590,000		3.000%, due 05/15/47	610,062	0.3
			11,521,262	5.4

		U.S. Treasury Notes: 5.8%
3,180,000		2.125%, due 03/31/24	3,181,924	1.5
5,270,000		2.000%, due 04/30/24	5,229,753	2.5
2,130,000		2.000%, due 05/31/24	2,112,568	1.0
1,800,000		2.250%, due 01/31/24	1,816,699	0.8
			12,340,944	5.8

		U.S. Treasury STRIP: 1.0%
1,930,000	ˆ	2.696%, due 02/15/36	1,162,738	0.6
1,500,000	ˆ,(c)	2.718%, due 08/15/36	885,020	0.4
			2,047,758	1.0
		Total U.S. Treasury Obligations (Cost $28,287,783)	28,290,874	13.3

ASSET-BACKED SECURITIES: 17.9%
		Other Asset-Backed Securities: 9.3%
250,000	#	B&M CLO 2014-1A A2, 3.108%, 04/16/26	249,998	0.1
1,050,000	#	BlueMountain CLO 2014-2A AR, 2.369%, 07/20/26	1,050,000	0.5
1,323,300	#	Crown Point CLO III Ltd. 2015-3A A1A, 2.568%, 12/31/27	1,324,622	0.6
1,050,000	#	Cutwater 2014-1A A1AR Ltd., 2.469%, 07/15/26	1,049,998	0.5
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.756%, 04/25/27	650,167	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A, 2.606%, 04/20/27	801,001	0.4

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A, 2.546%, 07/25/27	$1,048,566	0.5
1,583,955	#	ICG US CLO 2014-1A A1, 2.306%, 04/20/26	1,579,485	0.7
1,050,000	#	Neuberger Berman CLO XIX Ltd. 2015-19A A1R, 2.354%, 07/15/27	1,050,000	0.5
983,746	#	OFSI Fund VI Ltd. 2014-6A A1, 2.188%, 03/20/25	975,919	0.5
2,044,795	#	OFSI Fund VII Ltd. 2014-7A A, 2.498%, 10/18/26	2,045,895	1.0
505,205	#	OFSI Fund VII Ltd. 2014-7A B, 3.288%, 10/18/26	505,223	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.688%, 04/15/27	1,651,020	0.8
1,000,000		Soundview Home Loan Trust 2005-2 M6, 2.296%, 07/25/35	990,899	0.5
800,000	#	Trinitas CLO II Ltd. 2014-2A A1R, 2.339%, 07/15/26	799,981	0.4
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.668%, 07/15/27	1,002,377	0.5
1,500,000	#	York CLO 1 Ltd. 2014-1A AR, 2.303%, 01/22/27	1,499,991	0.7
916,981	#	Z Capital Credit Partners CLO Ltd. 2015-1A A1, 2.488%, 07/16/27	914,170	0.4
480,395		Other Securities	457,314	0.2
			19,646,626	9.3

		Student Loan Asset-Backed Securities: 8.6%
1,150,000	#	Academic Loan Funding Trust 2012-1A A2, 2.316%, 12/27/44	1,148,482	0.5
235,801	#	Bank of America Student Loan Trust 2010-1A A, 1.956%, 02/25/43	237,142	0.1
911,429	#	ECMC Group Student Loan Trust 2016-1, 2.566%, 07/26/66	913,793	0.4
611,995	#	Edsouth Indenture No 9 LLC 2015-1 A, 2.016%, 10/25/56	608,410	0.3
1,100,000	#	EFS Volunteer No 2 LLC 2012-1 A2, 2.566%, 03/25/36	1,119,381	0.5
650,000	#	EFS Volunteer No 3 LLC 2012-1 A3, 2.216%, 04/25/33	654,546	0.3
1,829,961	#	Navient Student Loan Trust 2016-5A A, 2.466%, 06/25/65	1,861,448	0.9
887,594	#	Navient Student Loan Trust 2016-7 A, 2.366%, 03/25/66	898,100	0.4

See Accompanying Notes to Financial Statements

38

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,050,000	#	Nelnet Student Loan Trust 2006-1 A6, 1.636%, 08/23/36	$1,011,065	0.5
937,280	#	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 2.366%, 09/25/65	947,631	0.5
309,108	#	Scholar Funding Trust 2010-A A, 1.922%, 10/28/41	304,959	0.1
649,611	#	SLM Student Loan Trust 2003-1 A5A, 1.356%, 12/15/32	620,901	0.3
859,929	#	SLM Student Loan Trust 2003-7A A5A, 2.446%, 12/15/33	869,856	0.4
800,000	#	SLM Student Loan Trust 2004-8A A6, 1.786%, 01/25/40	791,141	0.4
703,497		SLM Student Loan Trust 2005-4 A3, 1.276%, 01/25/27	700,038	0.3
250,000		SLM Student Loan Trust 2005-5 A5, 1.906%, 10/25/40	244,989	0.1
405,119		SLM Student Loan Trust 2007-1 A5, 1.246%, 01/26/26	403,807	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 1.216%, 07/25/22	726,794	0.4
468,297		SLM Student Loan Trust 2007-7 A4, 1.486%, 01/25/22	461,457	0.2
168,996		SLM Student Loan Trust 2008-2 A3, 1.906%, 04/25/23	168,352	0.1
474,051		SLM Student Loan Trust 2008-4 A4, 2.806%, 07/25/22	486,132	0.2
1,275,793		SLM Student Loan Trust 2008-5 A4, 2.856%, 07/25/23	1,311,639	0.6
600,000		SLM Student Loan Trust 2008-6 A4, 2.256%, 07/25/23	604,255	0.3
350,000		SLM Student Loan Trust 2008-8 A4, 2.656%, 04/25/23	358,574	0.2
778,242		Other Securities	769,249	0.4
			18,222,141	8.6

		Total Asset-Backed Securities
		(Cost $37,448,521)	37,868,767	17.9

FOREIGN GOVERNMENT BONDS: 3.3%
460,000	#	Argentine Republic Government International Bond, 7.125%, 06/28/17	418,140	0.2

FOREIGN GOVERNMENT BONDS: (continued)
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$352,750	0.2
450,000		Dominican Republic International Bond, 5.500%–6.850%, 01/27/25–01/27/45	476,300	0.2
200,000	#	Indonesia Government International Bond, 3.700%, 01/08/22	206,039	0.1
260,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	271,458	0.1
600,000		Indonesia Government International Bond, 4.125%–5.375%, 10/17/23–01/15/25	651,922	0.3
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,637,958	0.7
1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,236,161	0.6
2,986,800		Other Securities	1,855,745	0.9
		Total Foreign Government Bonds (Cost $7,006,164)	7,106,473	3.3

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 0.1%
	Financials: 0.1%
9,690	Other Securities	208,941	0.1

	Total Preferred Stock (Cost $215,552)	208,941	0.1

	Total Long-Term Investments (Cost $211,728,003)	212,532,764	100.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 14.3%
	Corporate Bonds/Notes: 0.7%
975,000	Allergan Funding SCS, 2.350%, 03/12/18	979,250	0.4
575,000	Intesa Sanpaolo SpA, 3.875%, 01/16/18	580,400	0.3
		1,559,650	0.7

See Accompanying Notes to Financial Statements

39

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: 0.2%
457,808		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $457,849, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $466,964, due 07/20/17–09/09/49)	$457,808	0.2
25,385		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $25,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $25,893, due 07/15/17–01/15/37)	25,385	0.0
12,468		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $12,469, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $12,717, due 07/07/17–01/15/30)	12,468	0.0
			495,661	0.2

		Collateralized Mortgage Obligations: 0.2%
500,000	#	Station Place Securitization Trust 2015-2, 2.189%, 05/15/18 (Cost $500,000)	500,000	0.2

		U.S. Treasury Obligations: 2.6%
5,394,831		United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/18 (Cost $5,411,816)	5,377,341	2.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 10.6%
22,400,354	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $22,400,354)	$22,400,354	10.6
	Total Short-Term Investments (Cost $30,363,089)	30,333,006	14.3

	Total Investments in Securities (Cost $242,091,092)	$242,865,770	114.6

	Liabilities in Excess of Other Assets	(30,951,593)	(14.6)
	Net Assets	$211,914,177	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
(c)	Separate Trading of Registered Interest and Principal of Securities
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso
Cost for federal income tax purposes is $242,206,696.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,354,665
Gross Unrealized Depreciation	(1,695,591)
Net Unrealized Appreciation	$659,074

See Accompanying Notes to Financial Statements

40

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$—	$208,941	$—	$208,941
Corporate Bonds/Notes	—	58,278,447	—	58,278,447
Collateralized Mortgage Obligations	—	7,202,193	447,417	7,649,610
Municipal Bonds	—	2,092,762	—	2,092,762
Structured Products	—	1,621,061	—	1,621,061
Short-Term Investments	22,400,354	7,432,652	500,000	30,333,006
U.S. Treasury Obligations	—	28,290,874	—	28,290,874
Asset-Backed Securities	—	37,868,767	—	37,868,767
U.S. Government Agency Obligations	—	69,415,829	—	69,415,829
Foreign Government Bonds	—	7,106,473	—	7,106,473
Total Investments, at fair value	$22,400,354	$219,517,999	$947,417	$242,865,770
Other Financial Instruments+
Centrally Cleared Swaps	—	763,247	—	763,247
Forward Foreign Currency Contracts	—	1,379,768	—	1,379,768
Futures	297,386	—	—	297,386
Total Assets	$22,697,740	$221,661,014	$947,417	$245,306,171
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,100,639)	$—	$(1,100,639)
Forward Foreign Currency Contracts	—	(1,118,340)	—	(1,118,340)
Futures	(237,269)	—	—	(237,269)
OTC Swaps	—	(133,797)	—	(133,797)
Sales Commitments	—	(4,156,665)	—	(4,156,665)
Total Liabilities	$(237,269)	$(6,509,441)	$—	$(6,746,710)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK 10,076,161	EUR 376,000	Bank of America N.A.	07/03/17	$11,151
EUR 549,307	CZK 14,441,278	Bank of America N.A.	07/03/17	(4,082)
USD 563,716	GBP 433,000	Bank of America N.A.	09/20/17	(1,627)
EUR 165,000	USD 188,849	Bank of America N.A.	09/20/17	396
CZK 14,441,278	EUR 549,631	Bank of America N.A.	09/20/17	4,360
MXN 3,429,757	USD 188,000	Bank of America N.A.	09/20/17	(1,370)
PLN 1,440,715	EUR 338,000	Bank of America N.A.	09/20/17	986
USD 188,000	CAD 248,922	Bank of America N.A.	09/20/17	(4,193)
USD 452,000	CAD 597,361	Bank of America N.A.	09/20/17	(9,221)
USD 376,000	JPY 41,689,000	Bank of America N.A.	09/20/17	4,060
HUF 52,232,830	EUR 169,000	Bank of America N.A.	09/20/17	(26)
USD 170,028	SGD 235,499	Bank of America N.A.	09/20/17	(1,239)
JPY 42,069,888	USD 376,000	Bank of America N.A.	09/20/17	(662)
EUR 155,000	PLN 657,047	Bank of America N.A.	09/20/17	529
PLN 460,737	EUR 108,625	Bank of America N.A.	09/20/17	(297)
AUD 490,394	USD 372,993	Bank of America N.A.	09/20/17	3,548
EUR 180,666	PLN 764,964	Bank of America N.A.	09/20/17	853
USD 172,509	MXN 3,168,593	Bank of America N.A.	09/20/17	90

See Accompanying Notes to Financial Statements

41

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 32,035,198	USD 1,736,513	Bank of America N.A.	09/20/17	$6,676
USD 374,447	NZD 520,000	Bank of America N.A.	09/20/17	(6,057)
USD 3,447,518	GBP 2,701,181	Bank of America N.A.	09/20/17	(79,262)
AUD 249,000	USD 187,724	Bank of America N.A.	09/20/17	3,466
CZK 5,004,936	EUR 188,000	Bank of America N.A.	09/20/17	4,363
CZK 5,060,584	EUR 188,000	Bank of America N.A.	10/03/17	6,855
BRL 625,109	USD 188,000	Barclays Bank PLC	07/05/17	646
BRL 623,995	USD 188,000	Barclays Bank PLC	07/05/17	310
BRL 247,357	USD 75,000	Barclays Bank PLC	07/05/17	(352)
BRL 628,437	USD 188,000	Barclays Bank PLC	07/05/17	1,650
BRL 623,280	USD 188,000	Barclays Bank PLC	07/05/17	94
BRL 625,534	USD 188,000	Barclays Bank PLC	07/05/17	774
BRL 497,745	USD 150,000	Barclays Bank PLC	07/05/17	210
TWD 2,682,016	USD 86,966	Barclays Bank PLC	07/11/17	1,214
KRW 463,623,466	USD 409,623	Barclays Bank PLC	07/12/17	(4,463)
KRW 81,413,057	USD 72,502	Barclays Bank PLC	07/12/17	(1,356)
KRW 240,150,516	USD 212,828	Barclays Bank PLC	07/13/17	(2,964)
USD 1,413,820	KRW 1,585,768,865	Barclays Bank PLC	07/13/17	28,040
USD 488,529	KRW 557,249,867	Barclays Bank PLC	07/13/17	1,556
KRW 377,344,724	USD 326,268	Barclays Bank PLC	07/13/17	3,488
KRW 920,260,696	USD 826,384	Barclays Bank PLC	07/13/17	(22,182)
USD 150,000	ARS 2,431,500	Barclays Bank PLC	07/13/17	4,445
USD 417,458	INR 27,322,640	Barclays Bank PLC	07/14/17	(4,775)
INR 12,126,940	USD 188,000	Barclays Bank PLC	07/14/17	(595)
INR 23,740,853	USD 365,948	Barclays Bank PLC	07/14/17	934
INR 31,755,877	USD 486,300	Barclays Bank PLC	07/14/17	4,443
INR 12,130,625	USD 188,000	Barclays Bank PLC	07/14/17	(538)
USD 188,000	KRW 212,300,316	Barclays Bank PLC	07/19/17	2,492
USD 188,000	RUB 10,885,877	Barclays Bank PLC	07/20/17	4,053
RUB 10,788,192	USD 188,000	Barclays Bank PLC	07/20/17	(5,703)
TWD 5,709,748	USD 188,000	Barclays Bank PLC	07/20/17	(240)
RUB 10,770,689	USD 188,000	Barclays Bank PLC	07/20/17	(5,999)
KRW 85,674,807	USD 75,255	Barclays Bank PLC	07/20/17	(393)
TWD 5,719,900	USD 188,000	Barclays Bank PLC	07/20/17	94
KRW 214,515,000	USD 189,000	Barclays Bank PLC	07/26/17	(1,578)
USD 75,000	KRW 84,975,000	Barclays Bank PLC	07/26/17	757
KRW 427,294,296	USD 376,000	Barclays Bank PLC	07/26/17	(2,672)
TWD 390,821	USD 12,818	Barclays Bank PLC	07/31/17	37
PHP 19,012,500	USD 375,000	Barclays Bank PLC	07/31/17	712
KRW 129,040,350	USD 113,000	Barclays Bank PLC	07/31/17	(266)
BRL 249,479	USD 75,000	Barclays Bank PLC	08/02/17	(195)
COP 241,785,000	USD 83,073	Barclays Bank PLC	08/11/17	(4,184)
CLP 75,387,200	USD 112,267	Barclays Bank PLC	08/30/17	1,116
USD 1,683,999	TWD 50,531,752	Barclays Bank PLC	09/11/17	21,661
EUR 164,000	SEK 1,585,921	Barclays Bank PLC	09/20/17	(1,000)
EUR 361,000	SEK 3,489,980	Barclays Bank PLC	09/20/17	(2,084)
EUR 165,000	SEK 1,592,102	Barclays Bank PLC	09/20/17	(590)
USD 269,838	JPY 30,057,524	Barclays Bank PLC	09/20/17	1,672
NOK 1,573,419	EUR 164,000	Barclays Bank PLC	09/20/17	657
JPY 42,017,812	USD 375,000	Barclays Bank PLC	09/20/17	(127)
TRY 673,220	USD 188,000	Barclays Bank PLC	09/20/17	(932)
EUR 164,000	SEK 1,582,597	Barclays Bank PLC	09/20/17	(603)
EUR 197,000	SEK 1,901,682	Barclays Bank PLC	09/20/17	(801)
EUR 164,000	SEK 1,583,881	Barclays Bank PLC	09/20/17	(757)
EUR 205,774	PLN 874,332	Barclays Bank PLC	09/20/17	147
TRY 673,731	USD 188,000	Barclays Bank PLC	09/20/17	(790)
USD 188,000	CNH 1,289,058	Barclays Bank PLC	09/20/17	(1,008)
EUR 431,188	SEK 4,184,733	Barclays Bank PLC	09/20/17	(4,422)
USD 189,228	EUR 167,000	Barclays Bank PLC	09/20/17	(2,311)
USD 75,842	SEK 649,645	Barclays Bank PLC	09/20/17	(1,619)
EUR 79,000	SEK 767,230	Barclays Bank PLC	09/20/17	(873)
ZAR 978,724	USD 75,000	Barclays Bank PLC	09/20/17	(1,181)
TRY 672,155	USD 188,000	Barclays Bank PLC	09/20/17	(1,228)

See Accompanying Notes to Financial Statements

42

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY 672,690	USD 188,000	Barclays Bank PLC	09/20/17	$(1,079)
USD 113,000	TRY 408,235	Barclays Bank PLC	09/20/17	(437)
GBP 149,000	USD 188,562	Barclays Bank PLC	09/20/17	5,978
USD 151,430	EUR 135,000	Barclays Bank PLC	09/20/17	(3,407)
USD 75,000	ZAR 993,727	Barclays Bank PLC	09/20/17	50
ZAR 977,742	USD 75,000	Barclays Bank PLC	09/20/17	(1,255)
ZAR 989,970	USD 75,000	Barclays Bank PLC	09/20/17	(333)
USD 179,784	TRY 644,204	Barclays Bank PLC	09/20/17	779
USD 1,120,742	EUR 996,826	Barclays Bank PLC	09/20/17	(22,561)
TRY 675,774	USD 188,000	Barclays Bank PLC	09/20/17	(222)
JPY 20,729,914	USD 188,000	Barclays Bank PLC	09/20/17	(3,053)
ZAR 924,086	USD 72,165	Barclays Bank PLC	09/20/17	(2,467)
USD 83,310	NZD 114,251	Barclays Bank PLC	09/20/17	(292)
USD 188,299	GBP 145,000	Barclays Bank PLC	09/20/17	(1,019)
USD 188,283	GBP 147,000	Barclays Bank PLC	09/20/17	(3,647)
USD 1,457,898	GBP 1,145,228	Barclays Bank PLC	09/20/17	(37,361)
JPY 20,607,526	USD 188,000	Barclays Bank PLC	09/20/17	(4,144)
USD 75,456	GBP 59,000	Barclays Bank PLC	09/20/17	(1,577)
HKD 2,308,976	USD 296,824	Barclays Bank PLC	10/03/17	(340)
CZK 4,365,117	EUR 165,533	BNP Paribas	07/03/17	1,809
CNH 1,291,654	USD 188,000	BNP Paribas	09/20/17	1,388
CNH 1,291,334	USD 188,000	BNP Paribas	09/20/17	1,341
JPY 10,141,814	USD 90,830	BNP Paribas	09/20/17	(348)
CZK 3,362,414	EUR 128,102	BNP Paribas	09/20/17	866
CZK 4,432,042	EUR 169,000	BNP Paribas	09/20/17	974
EUR 125,198	HUF 38,726,122	BNP Paribas	09/20/17	(97)
AUD 100,000	USD 75,492	BNP Paribas	09/20/17	1,291
CZK 4,439,698	EUR 169,000	BNP Paribas	09/20/17	1,310
TRY 272,415	USD 75,000	BNP Paribas	09/20/17	696
TRY 409,342	USD 113,000	BNP Paribas	09/20/17	744
USD 187,980	NZD 260,000	BNP Paribas	09/20/17	(2,272)
USD 1,056,202	EUR 942,708	BNP Paribas	09/20/17	(25,030)
USD 179,718	PLN 678,757	BNP Paribas	09/20/17	(3,387)
PLN 10,634,331	EUR 2,523,512	BNP Paribas	09/20/17	(25,563)
BRL 1,652,000	USD 502,510	Citibank N.A.	07/05/17	(3,967)
CZK 4,971,135	EUR 185,000	Citibank N.A.	07/10/17	6,094
USD 91,577	TWD 2,771,758	Citibank N.A.	07/11/17	447
SEK 649,661	USD 74,284	Citibank N.A.	07/12/17	2,868
ARS 3,129,525	USD 193,300	Citibank N.A.	07/13/17	(5,960)
USD 583,107	KRW 661,768,202	Citibank N.A.	07/13/17	4,798
USD 719,859	KRW 824,742,753	Citibank N.A.	07/13/17	(871)
RUB 56,807,703	USD 963,970	Citibank N.A.	07/20/17	(4,044)
KRW 212,966,400	USD 188,000	Citibank N.A.	07/20/17	(1,913)
RUB 8,965,200	USD 150,000	Citibank N.A.	07/20/17	1,492
RUB 22,813,331	USD 398,225	Citibank N.A.	07/20/17	(12,730)
AUD 719,822	USD 538,461	Citibank N.A.	07/27/17	14,611
AUD 115,525	USD 87,657	Citibank N.A.	07/27/17	1,106
MYR 350,091	USD 80,843	Citibank N.A.	07/27/17	476
USD 661,274	AUD 884,000	Citibank N.A.	07/27/17	(17,943)
USD 196,208	IDR 2,617,960,100	Citibank N.A.	07/31/17	403
GBP 897,195	USD 1,144,727	Citibank N.A.	08/10/17	25,274
USD 1,402,294	GBP 1,099,067	Citibank N.A.	08/10/17	(30,961)
TWD 6,198,337	USD 204,971	Citibank N.A.	08/17/17	(1,086)
USD 83,477	MYR 361,665	Citibank N.A.	08/17/17	(405)
PEN 658,601	USD 198,883	Citibank N.A.	08/29/17	2,822
CLP 253,889,370	USD 382,340	Citibank N.A.	08/30/17	(489)
NOK 766,347	EUR 79,999	Citibank N.A.	09/20/17	181
USD 563,000	JPY 62,951,845	Citibank N.A.	09/20/17	1,358
USD 375,000	JPY 41,885,812	Citibank N.A.	09/20/17	1,304
NOK 4,742,438	EUR 493,000	Citibank N.A.	09/20/17	3,485
EUR 164,000	USD 188,123	Citibank N.A.	09/20/17	(24)
JPY 20,340,164	USD 181,532	Citibank N.A.	09/20/17	(62)
NOK 3,785,473	EUR 394,000	Citibank N.A.	09/20/17	2,230

See Accompanying Notes to Financial Statements

43

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 67,252	MXN 1,229,376	Citibank N.A.	09/20/17	$356
USD 188,000	MXN 3,405,263	Citibank N.A.	09/20/17	2,703
ZAR 984,307	USD 75,000	Citibank N.A.	09/20/17	(760)
NZD 114,423	USD 83,043	Citibank N.A.	09/20/17	685
USD 566,005	EUR 496,000	Citibank N.A.	09/20/17	(2,878)
USD 752,000	CHF 718,310	Citibank N.A.	09/20/17	(923)
USD 188,000	MXN 3,417,520	Citibank N.A.	09/20/17	2,036
AUD 247,000	USD 188,189	Citibank N.A.	09/20/17	1,466
SEK 712,297	EUR 73,000	Citibank N.A.	09/20/17	1,204
SEK 917,739	EUR 94,064	Citibank N.A.	09/20/17	1,541
USD 188,934	GBP 148,000	Citibank N.A.	09/20/17	(4,301)
SEK 728,410	USD 83,698	Citibank N.A.	09/20/17	3,155
USD 75,000	MXN 1,372,012	Citibank N.A.	09/20/17	342
USD 38,000	MXN 697,832	Citibank N.A.	09/20/17	28
EUR 67,555	AUD 100,312	Citibank N.A.	09/20/17	459
AUD 420,991	USD 319,435	Citibank N.A.	09/20/17	3,815
SEK 1,651,688	EUR 169,000	Citibank N.A.	09/20/17	3,107
USD 189,258	EUR 169,000	Citibank N.A.	09/20/17	(4,575)
JPY 10,110,675	USD 90,963	Citibank N.A.	09/20/17	(758)
NOK 22,649,949	EUR 2,384,067	Citibank N.A.	09/20/17	(17,180)
JPY 20,739,408	USD 188,000	Citibank N.A.	09/20/17	(2,968)
USD 188,252	GBP 148,000	Citibank N.A.	09/20/17	(4,984)
USD 188,410	GBP 147,000	Citibank N.A.	09/20/17	(3,520)
USD 187,346	NZD 260,000	Citibank N.A.	09/20/17	(2,906)
USD 376,000	CAD 496,339	Citibank N.A.	09/20/17	(7,222)
SEK 1,638,258	EUR 168,000	Citibank N.A.	09/20/17	2,652
SEK 11,138,578	EUR 1,139,233	Citibank N.A.	09/20/17	21,481
NZD 2,335,241	USD 1,678,501	Citibank N.A.	09/20/17	30,285
USD 75,000	CAD 99,427	Citibank N.A.	09/20/17	(1,768)
USD 913,905	HKD 7,080,569	Citibank N.A.	10/03/17	4,725
USD 493,547	BRL 1,652,000	Citibank N.A.	10/03/17	4,020
USD 728,000	HKD 5,639,889	Citibank N.A.	10/10/17	3,721
TWD 1,131,046	USD 37,384	Citibank N.A.	10/20/17	(152)
CZK 10,698,913	EUR 399,929	Citibank N.A.	11/21/17	12,361
USD 735,163	HKD 5,685,787	Citibank N.A.	03/27/18	3,295
USD 605,000	HKD 4,679,675	Citibank N.A.	03/27/18	2,638
USD 700,246	RUB 39,970,061	Credit Suisse International	07/20/17	24,840
CLP 100,143,750	USD 150,685	Credit Suisse International	08/30/17	(68)
COP 770,069,749	USD 261,196	Credit Suisse International	09/14/17	(10,948)
JPY 10,102,069	USD 90,580	Credit Suisse International	09/20/17	(452)
USD 97,982	GBP 75,415	Credit Suisse International	09/20/17	(484)
EUR 330,000	CHF 360,743	Credit Suisse International	09/20/17	365
USD 97,982	EUR 85,500	Credit Suisse International	09/20/17	(81)
CAD 245,921	USD 188,000	Credit Suisse International	09/20/17	1,875
EUR 166,000	USD 189,070	Credit Suisse International	09/20/17	1,323
JPY 63,064,224	USD 564,000	Credit Suisse International	09/20/17	(1,356)
JPY 20,959,180	USD 188,000	Credit Suisse International	09/20/17	(1,007)
USD 98,299	CAD 129,056	Credit Suisse International	09/20/17	(1,345)
USD 377,236	EUR 330,000	Credit Suisse International	09/20/17	(1,255)
JPY 20,936,650	USD 187,000	Credit Suisse International	09/20/17	(208)
USD 188,603	EUR 165,000	Credit Suisse International	09/20/17	(642)
AUD 249,000	USD 188,346	Credit Suisse International	09/20/17	2,844
AUD 496,000	USD 376,328	Credit Suisse International	09/20/17	4,517
USD 188,000	CAD 248,205	Credit Suisse International	09/20/17	(3,639)
GBP 60,000	USD 75,806	Credit Suisse International	09/20/17	2,532
EUR 100,824	USD 113,279	Credit Suisse International	09/20/17	2,361
JPY 20,851,080	USD 188,000	Credit Suisse International	09/20/17	(1,972)
USD 187,832	NZD 260,000	Credit Suisse International	09/20/17	(2,420)
GBP 59,380	USD 75,612	Credit Suisse International	09/20/17	1,918
JPY 15,132,929	USD 136,551	Credit Suisse International	09/20/17	(1,539)
SEK 25,706,020	EUR 2,639,303	Credit Suisse International	09/20/17	37,946
GBP 118,664	CAD 200,052	Credit Suisse International	09/20/17	473
USD 75,000	CLP 49,629,000	Deutsche Bank AG	07/03/17	238

See Accompanying Notes to Financial Statements

44

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 76,000	KRW 85,203,600	Deutsche Bank AG	07/03/17	$1,531
USD 1,909,776	BRL 6,286,983	Deutsche Bank AG	07/05/17	12,483
USD 189,000	BRL 618,691	Deutsche Bank AG	07/05/17	2,291
USD 189,000	BRL 617,325	Deutsche Bank AG	07/05/17	2,703
TWD 5,685,457	USD 188,000	Deutsche Bank AG	07/11/17	(1,074)
USD 443,954	KRW 501,201,600	Deutsche Bank AG	07/12/17	5,954
KRW 869,561,693	USD 761,838	Deutsche Bank AG	07/13/17	(1,941)
KRW 981,740,884	USD 863,297	Deutsche Bank AG	07/13/17	(5,368)
KRW 534,186,742	USD 478,092	Deutsche Bank AG	07/13/17	(11,274)
USD 80,182	KRW 90,878,680	Deutsche Bank AG	07/13/17	765
INR 26,130,990	USD 400,567	Deutsche Bank AG	07/14/17	3,251
INR 8,133,336	USD 120,333	Deutsche Bank AG	07/14/17	5,356
INR 26,417,350	USD 400,020	Deutsche Bank AG	07/14/17	8,223
INR 12,145,740	USD 188,000	Deutsche Bank AG	07/14/17	(305)
INR 12,144,800	USD 188,000	Deutsche Bank AG	07/14/17	(319)
USD 209,186	INR 13,725,979	Deutsche Bank AG	07/14/17	(2,930)
USD 701,455	INR 45,243,858	Deutsche Bank AG	07/14/17	2,275
INR 12,084,200	USD 188,000	Deutsche Bank AG	07/14/17	(1,256)
INR 6,317,080	USD 98,000	Deutsche Bank AG	07/14/17	(378)
CLP 49,494,000	USD 75,000	Deutsche Bank AG	07/17/17	(469)
USD 150,000	CLP 99,772,200	Deutsche Bank AG	07/17/17	(242)
TWD 11,311,960	USD 376,000	Deutsche Bank AG	07/17/17	(4,040)
USD 188,000	TWD 5,705,800	Deutsche Bank AG	07/19/17	374
INR 4,859,407	USD 75,000	Deutsche Bank AG	07/20/17	45
KRW 213,004,000	USD 188,000	Deutsche Bank AG	07/20/17	(1,880)
KRW 429,880,800	USD 376,000	Deutsche Bank AG	07/20/17	(376)
USD 188,000	KRW 213,756,000	Deutsche Bank AG	07/20/17	1,223
USD 75,000	INR 4,845,375	Deutsche Bank AG	07/20/17	172
TWD 2,184,562	USD 71,625	Deutsche Bank AG	07/20/17	212
KRW 214,517,400	USD 188,000	Deutsche Bank AG	07/20/17	(557)
TWD 5,697,340	USD 188,000	Deutsche Bank AG	07/20/17	(648)
TWD 5,729,394	USD 188,000	Deutsche Bank AG	07/20/17	406
INR 12,144,800	USD 188,000	Deutsche Bank AG	07/24/17	(529)
USD 73,830	CLP 49,023,120	Deutsche Bank AG	07/24/17	24
INR 45,279,806	USD 698,385	Deutsche Bank AG	07/24/17	568
USD 187,323	INR 12,140,417	Deutsche Bank AG	07/24/17	(80)
KRW 214,132,000	USD 188,000	Deutsche Bank AG	07/26/17	(912)
INR 24,312,160	USD 376,000	Deutsche Bank AG	07/31/17	(1,004)
USD 188,000	TWD 5,727,420	Deutsche Bank AG	07/31/17	(384)
INR 12,180,520	USD 188,000	Deutsche Bank AG	07/31/17	(125)
USD 263,000	TWD 8,010,980	Deutsche Bank AG	07/31/17	(494)
USD 177,754	KRW 203,617,207	Deutsche Bank AG	07/31/17	(133)
USD 75,000	TWD 2,280,375	Deutsche Bank AG	07/31/17	(5)
BRL 6,286,983	USD 1,897,986	Deutsche Bank AG	08/02/17	(12,879)
COP 234,923,976	USD 80,083	Deutsche Bank AG	08/11/17	(3,432)
USD 177,581	COP 518,449,099	Deutsche Bank AG	08/11/17	8,421
USD 1,401,696	KRW 1,576,207,202	Deutsche Bank AG	08/24/17	24,315
USD 184,580	IDR 2,472,723,440	Deutsche Bank AG	08/25/17	157
IDR 10,443,216,527	USD 781,122	Deutsche Bank AG	08/25/17	(2,236)
USD 75,000	CLP 49,841,250	Deutsche Bank AG	08/30/17	38
USD 75,000	CLP 49,702,500	Deutsche Bank AG	08/30/17	247
PHP 18,704,062	USD 375,508	Deutsche Bank AG	09/14/17	(7,230)
USD 73,628	COP 218,418,750	Deutsche Bank AG	09/14/17	2,649
USD 187,614	NZD 259,000	Deutsche Bank AG	09/20/17	(1,906)
USD 188,000	CNH 1,292,483	Deutsche Bank AG	09/20/17	(1,510)
SGD 521,813	USD 376,000	Deutsche Bank AG	09/20/17	3,488
MXN 7,558,263	USD 413,000	Deutsche Bank AG	09/20/17	(1,718)
MXN 1,996,699	USD 109,013	Deutsche Bank AG	09/20/17	(362)
USD 187,758	NZD 259,000	Deutsche Bank AG	09/20/17	(1,762)
USD 187,218	AUD 244,000	Deutsche Bank AG	09/20/17	(134)
USD 170,911	CNH 1,169,320	Deutsche Bank AG	09/20/17	(540)
GBP 208,000	USD 263,510	Deutsche Bank AG	09/20/17	8,064
USD 188,000	CAD 248,395	Deutsche Bank AG	09/20/17	(3,785)

See Accompanying Notes to Financial Statements

45

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 563,454	NZD 782,000	Deutsche Bank AG	09/20/17	$(8,765)
USD 375,208	NZD 518,000	Deutsche Bank AG	09/20/17	(3,833)
USD 187,718	NZD 259,000	Deutsche Bank AG	09/20/17	(1,802)
USD 187,361	AUD 247,000	Deutsche Bank AG	09/20/17	(2,294)
USD 188,000	CNH 1,284,999	Deutsche Bank AG	09/20/17	(412)
USD 68,040	CNH 463,012	Deutsche Bank AG	09/20/17	151
USD 194,919	EUR 169,888	Deutsche Bank AG	09/20/17	68
USD 375,000	CNH 2,557,125	Deutsche Bank AG	09/20/17	63
USD 188,299	GBP 147,000	Deutsche Bank AG	09/20/17	(3,631)
PLN 230,498	EUR 54,076	Deutsche Bank AG	09/20/17	158
EUR 67,000	USD 75,548	Deutsche Bank AG	09/20/17	1,297
PLN 10,580,626	EUR 2,510,857	Deutsche Bank AG	09/20/17	(25,536)
PLN 1,698,395	EUR 403,000	Deutsche Bank AG	09/20/17	(4,052)
CNH 1,291,729	USD 188,000	Deutsche Bank AG	09/20/17	1,399
MXN 3,426,206	USD 188,000	Deutsche Bank AG	09/20/17	(1,564)
USD 188,000	MXN 3,425,945	Deutsche Bank AG	09/20/17	1,578
USD 105,727	NZD 146,306	Deutsche Bank AG	09/20/17	(1,330)
JPY 20,798,571	USD 188,000	Deutsche Bank AG	09/20/17	(2,440)
CNH 1,284,717	USD 188,000	Deutsche Bank AG	09/20/17	371
USD 188,000	CNH 1,290,394	Deutsche Bank AG	09/20/17	(1,203)
USD 376,000	SGD 520,271	Deutsche Bank AG	09/20/17	(2,367)
USD 151,000	MXN 2,757,222	Deutsche Bank AG	09/20/17	966
USD 189,000	CNH 1,297,069	Deutsche Bank AG	09/20/17	(1,182)
USD 75,000	MXN 1,366,163	Deutsche Bank AG	09/20/17	660
USD 75,000	MXN 1,364,677	Deutsche Bank AG	09/20/17	741
EUR 504,000	USD 567,121	Deutsche Bank AG	09/20/17	10,938
TRY 268,830	USD 75,000	Deutsche Bank AG	09/20/17	(300)
USD 380,796	EUR 337,311	Deutsche Bank AG	09/20/17	(6,081)
EUR 67,000	PLN 284,301	Deutsche Bank AG	09/20/17	151
USD 75,000	MXN 1,369,892	Deutsche Bank AG	09/20/17	458
AUD 249,000	USD 188,504	Deutsche Bank AG	09/20/17	2,686
AUD 249,000	USD 188,537	Deutsche Bank AG	09/20/17	2,653
USD 189,855	EUR 167,500	Deutsche Bank AG	09/20/17	(2,258)
KRW 945,584,878	USD 833,702	Deutsche Bank AG	09/27/17	(6,986)
USD 517,844	TWD 15,616,622	Deutsche Bank AG	09/29/17	4,004
USD 269,280	HKD 2,083,042	Deutsche Bank AG	03/27/18	1,153
USD 402,000	HKD 3,112,686	Deutsche Bank AG	03/27/18	1,339
USD 517,657	BRL 1,652,000	JPMorgan Chase Bank N.A.	07/05/17	19,115
ARS 2,582,288	USD 160,216	JPMorgan Chase Bank N.A.	07/06/17	(5,034)
USD 468,626	TWD 14,111,269	JPMorgan Chase Bank N.A.	07/11/17	4,677
USD 187,500	KRW 210,024,375	JPMorgan Chase Bank N.A.	07/17/17	3,975
USD 74,519	RUB 4,277,400	JPMorgan Chase Bank N.A.	07/20/17	2,240
KRW 85,818,750	USD 75,000	JPMorgan Chase Bank N.A.	07/20/17	(13)
USD 188,000	IDR 2,506,040,000	JPMorgan Chase Bank N.A.	07/21/17	343
USD 134,390	NZD 186,920	JPMorgan Chase Bank N.A.	07/28/17	(2,522)
IDR 5,037,813,900	USD 377,082	JPMorgan Chase Bank N.A.	08/25/17	(1,347)
CLP 124,402,080	USD 187,152	JPMorgan Chase Bank N.A.	08/30/17	(51)
USD 565,912	TWD 17,025,458	JPMorgan Chase Bank N.A.	08/30/17	5,882
COP 217,275,000	USD 70,521	JPMorgan Chase Bank N.A.	09/14/17	86
EUR 208,649	CZK 5,447,372	JPMorgan Chase Bank N.A.	09/20/17	(126)
EUR 60,205	USD 68,898	JPMorgan Chase Bank N.A.	09/20/17	154
EUR 80,272	USD 91,803	JPMorgan Chase Bank N.A.	09/20/17	264
GBP 145,000	USD 188,631	JPMorgan Chase Bank N.A.	09/20/17	688
NZD 134,318	USD 97,982	JPMorgan Chase Bank N.A.	09/20/17	303
USD 69,064	EUR 60,205	JPMorgan Chase Bank N.A.	09/20/17	12
USD 91,987	EUR 80,272	JPMorgan Chase Bank N.A.	09/20/17	(80)
EUR 498,000	USD 565,515	JPMorgan Chase Bank N.A.	09/20/17	5,662
EUR 166,000	USD 188,871	JPMorgan Chase Bank N.A.	09/20/17	1,522
JPY 21,043,780	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(252)
USD 113,073	GBP 88,000	JPMorgan Chase Bank N.A.	09/20/17	(1,823)
USD 188,306	EUR 165,000	JPMorgan Chase Bank N.A.	09/20/17	(939)
CNH 1,281,905	USD 186,872	JPMorgan Chase Bank N.A.	09/20/17	1,087
NOK 3,149,459	CHF 359,000	JPMorgan Chase Bank N.A.	09/20/17	1,527

See Accompanying Notes to Financial Statements

46

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 186,872	CNH 1,281,138	JPMorgan Chase Bank N.A.	09/20/17	$(974)
USD 188,000	CNH 1,288,364	JPMorgan Chase Bank N.A.	09/20/17	(906)
MXN 3,411,346	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(2,372)
MXN 1,386,507	USD 75,000	JPMorgan Chase Bank N.A.	09/20/17	447
USD 101,091	NZD 138,986	JPMorgan Chase Bank N.A.	09/20/17	(611)
SEK 1,651,093	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	3,036
EUR 624,014	CZK 16,318,280	JPMorgan Chase Bank N.A.	09/20/17	(1,549)
CAD 350,905	USD 264,000	JPMorgan Chase Bank N.A.	09/20/17	6,933
MXN 1,383,471	USD 75,000	JPMorgan Chase Bank N.A.	09/20/17	281
USD 75,000	MXN 1,367,750	JPMorgan Chase Bank N.A.	09/20/17	574
NOK 1,589,934	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	2,737
SEK 1,652,347	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	3,185
CZK 4,436,951	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	1,190
USD 188,000	MXN 3,430,193	JPMorgan Chase Bank N.A.	09/20/17	1,347
EUR 81,000	CZK 2,121,609	JPMorgan Chase Bank N.A.	09/20/17	(351)
USD 179,540	CAD 236,860	JPMorgan Chase Bank N.A.	09/20/17	(3,339)
SEK 25,679,577	EUR 2,639,482	JPMorgan Chase Bank N.A.	09/20/17	34,587
JPY 20,628,262	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(3,959)
EUR 85,310	CZK 2,232,317	JPMorgan Chase Bank N.A.	09/20/17	(274)
NOK 22,731,654	EUR 2,397,437	JPMorgan Chase Bank N.A.	09/20/17	(22,712)
USD 188,000	MXN 3,445,049	JPMorgan Chase Bank N.A.	09/20/17	538
CZK 4,301,622	EUR 164,000	JPMorgan Chase Bank N.A.	09/20/17	976
NZD 102,952	USD 74,880	JPMorgan Chase Bank N.A.	09/20/17	454
CZK 6,264,762	EUR 234,328	JPMorgan Chase Bank N.A.	09/21/17	6,606
CZK 9,211,707	EUR 345,000	JPMorgan Chase Bank N.A.	11/09/17	9,733
CZK 5,149,240	EUR 193,000	JPMorgan Chase Bank N.A.	01/03/18	5,626
CZK 5,004,184	EUR 188,000	JPMorgan Chase Bank N.A.	01/03/18	4,963
CZK 5,283,374	EUR 197,990	JPMorgan Chase Bank N.A.	01/03/18	5,815
CZK 13,455,540	EUR 504,000	JPMorgan Chase Bank N.A.	01/03/18	15,083
KRW 85,203,600	USD 74,964	Morgan Stanley & Co. International PLC	07/03/17	(495)
CLP 49,629,000	USD 75,161	Morgan Stanley & Co. International PLC	07/03/17	(399)
BRL 1,251,678	USD 377,000	Morgan Stanley & Co. International PLC	07/05/17	733
USD 263,000	BRL 868,899	Morgan Stanley & Co. International PLC	07/05/17	783
USD 188,000	BRL 622,487	Morgan Stanley & Co. International PLC	07/05/17	145
MYR 573,456	USD 133,523	Morgan Stanley & Co. International PLC	07/05/17	50
BRL 250,487	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	592
BRL 1,255,884	USD 380,061	Morgan Stanley & Co. International PLC	07/05/17	(1,059)
BRL 247,132	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	(420)
BRL 247,272	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	(378)
BRL 1,760,743	USD 533,979	Morgan Stanley & Co. International PLC	07/05/17	(2,620)
USD 75,000	BRL 246,514	Morgan Stanley & Co. International PLC	07/05/17	607
USD 263,000	BRL 863,008	Morgan Stanley & Co. International PLC	07/05/17	2,560
BRL 1,239,334	USD 376,000	Morgan Stanley & Co. International PLC	07/05/17	(1,993)
USD 156,502	ARS 2,582,288	Morgan Stanley & Co. International PLC	07/06/17	1,320
USD 181,934	TWD 5,543,543	Morgan Stanley & Co. International PLC	07/11/17	(326)
USD 116,084	SEK 1,028,000	Morgan Stanley & Co. International PLC	07/12/17	(5,997)
USD 265,996	KRW 297,114,908	Morgan Stanley & Co. International PLC	07/13/17	6,352
KRW 230,580,217	USD 202,219	Morgan Stanley & Co. International PLC	07/13/17	(718)
ARS 2,582,288	USD 155,935	Morgan Stanley & Co. International PLC	07/13/17	(1,354)
USD 569,353	KRW 640,613,033	Morgan Stanley & Co. International PLC	07/13/17	9,531
USD 113,000	CLP 75,060,250	Morgan Stanley & Co. International PLC	07/17/17	(30)
USD 104,978	KRW 119,203,051	Morgan Stanley & Co. International PLC	07/19/17	819
RUB 4,138,062	USD 68,558	Morgan Stanley & Co. International PLC	07/20/17	1,367
RUB 6,567,923	USD 114,526	Morgan Stanley & Co. International PLC	07/20/17	(3,542)
USD 75,000	RUB 4,350,038	Morgan Stanley & Co. International PLC	07/20/17	1,494
RUB 9,044,505	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	2,832
RUB 4,194,046	USD 70,160	Morgan Stanley & Co. International PLC	07/20/17	710
RUB 6,704,008	USD 113,000	Morgan Stanley & Co. International PLC	07/20/17	283
USD 187,039	RUB 10,682,461	Morgan Stanley & Co. International PLC	07/20/17	6,529
USD 113,000	RUB 6,717,850	Morgan Stanley & Co. International PLC	07/20/17	(517)
USD 188,000	RUB 10,880,444	Morgan Stanley & Co. International PLC	07/20/17	4,144
USD 75,000	RUB 4,437,000	Morgan Stanley & Co. International PLC	07/20/17	24
RUB 9,003,810	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	2,145

See Accompanying Notes to Financial Statements

47

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 378,000	RUB 21,672,479	Morgan Stanley & Co. International PLC	07/20/17	$11,783
RUB 8,599,800	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	(4,682)
USD 188,000	TWD 5,716,140	Morgan Stanley & Co. International PLC	07/20/17	30
USD 150,000	RUB 8,825,460	Morgan Stanley & Co. International PLC	07/20/17	869
INR 12,232,401	USD 189,101	Morgan Stanley & Co. International PLC	07/24/17	(278)
USD 75,000	CLP 49,582,500	Morgan Stanley & Co. International PLC	07/24/17	351
MYR 573,456	USD 133,083	Morgan Stanley & Co. International PLC	07/27/17	118
USD 75,000	KRW 85,725,000	Morgan Stanley & Co. International PLC	07/31/17	108
COP 349,971,749	USD 119,261	Morgan Stanley & Co. International PLC	08/11/17	(5,072)
USD 75,000	CLP 49,732,500	Morgan Stanley & Co. International PLC	08/30/17	202
USD 75,019	CLP 49,629,000	Morgan Stanley & Co. International PLC	08/30/17	377
USD 308,016	BRL 1,030,883	Morgan Stanley & Co. International PLC	09/05/17	984
EUR 245,533	SEK 2,366,253	Morgan Stanley & Co. International PLC	09/20/17	(530)
EUR 329,000	SEK 3,170,441	Morgan Stanley & Co. International PLC	09/20/17	(686)
USD 376,967	GBP 296,000	Morgan Stanley & Co. International PLC	09/20/17	(9,503)
JPY 21,111,272	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	350
USD 188,000	JPY 20,920,452	Morgan Stanley & Co. International PLC	09/20/17	1,353
USD 187,770	AUD 245,000	Morgan Stanley & Co. International PLC	09/20/17	(348)
JPY 21,074,800	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	24
USD 187,631	NZD 258,000	Morgan Stanley & Co. International PLC	09/20/17	(1,158)
AUD 498,000	USD 376,762	Morgan Stanley & Co. International PLC	09/20/17	5,619
CAD 249,421	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	4,578
USD 75,312	GBP 59,000	Morgan Stanley & Co. International PLC	09/20/17	(1,721)
CAD 249,628	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	4,737
GBP 121,202	EUR 136,546	Morgan Stanley & Co. International PLC	09/20/17	1,637
USD 75,000	ZAR 990,608	Morgan Stanley & Co. International PLC	09/20/17	285
AUD 249,000	USD 188,076	Morgan Stanley & Co. International PLC	09/20/17	3,114
USD 189,261	GBP 149,000	Morgan Stanley & Co. International PLC	09/20/17	(5,280)
USD 187,816	AUD 249,000	Morgan Stanley & Co. International PLC	09/20/17	(3,375)
GBP 149,000	USD 188,827	Morgan Stanley & Co. International PLC	09/20/17	5,714
GBP 149,000	USD 188,433	Morgan Stanley & Co. International PLC	09/20/17	6,108
GBP 149,000	USD 188,567	Morgan Stanley & Co. International PLC	09/20/17	5,974
USD 188,901	EUR 168,000	Morgan Stanley & Co. International PLC	09/20/17	(3,786)
USD 90,610	NZD 125,053	Morgan Stanley & Co. International PLC	09/20/17	(896)
EUR 7,690	CZK 202,288	Morgan Stanley & Co. International PLC	09/20/17	(71)
EUR 234,000	USD 265,134	Morgan Stanley & Co. International PLC	09/20/17	3,251
USD 188,849	GBP 148,000	Morgan Stanley & Co. International PLC	09/20/17	(4,386)
NZD 260,000	CAD 248,084	Morgan Stanley & Co. International PLC	09/20/17	(1,293)
JPY 20,728,128	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	(3,068)
USD 376,000	CAD 498,057	Morgan Stanley & Co. International PLC	09/20/17	(8,549)
HUF 153,647,209	USD 563,543	Morgan Stanley & Co. International PLC	09/20/17	6,557
AUD 490,000	NZD 513,914	Morgan Stanley & Co. International PLC	09/20/17	187
TRY 2,369,694	USD 654,974	Morgan Stanley & Co. International PLC	09/20/17	3,496
EUR 134,000	USD 150,960	Morgan Stanley & Co. International PLC	09/20/17	2,731
ZAR 2,400,223	USD 184,537	Morgan Stanley & Co. International PLC	09/20/17	(3,505)
CAD 6,496,204	USD 4,844,345	Morgan Stanley & Co. International PLC	09/20/17	171,363
USD 1,358,560	CAD 1,799,155	Morgan Stanley & Co. International PLC	09/20/17	(30,564)
USD 154,950	CAD 205,750	Morgan Stanley & Co. International PLC	09/20/17	(3,909)
NZD 260,000	CAD 248,286	Morgan Stanley & Co. International PLC	09/20/17	(1,449)
CZK 3,823,636	EUR 143,060	Morgan Stanley & Co. International PLC	09/21/17	3,986
USD 75,062	KRW 85,203,600	Morgan Stanley & Co. International PLC	09/27/17	569
CNY 1,391,916	USD 202,049	Morgan Stanley & Co. International PLC	09/28/17	2,065
USD 188,044	TWD 5,669,140	Morgan Stanley & Co. International PLC	09/29/17	1,510
CZK 4,353,582	EUR 162,763	Morgan Stanley & Co. International PLC	11/21/17	5,002
CZK 4,362,034	EUR 162,975	Morgan Stanley & Co. International PLC	11/22/17	5,137
USD 225,712	CAD 307,259	RBC Europe Limited	07/14/17	(11,273)
EUR 531,958	USD 608,526	RBC Europe Limited	08/24/17	714
USD 90,384	CAD 117,217	RBC Europe Limited	09/20/17	(119)
USD 83,283	SEK 705,446	RBC Europe Limited	09/20/17	(831)
JPY 65,781,237	EUR 526,343	RBC Europe Limited	09/20/17	(16,800)
USD 356,110	CAD 471,464	RBC Europe Limited	09/20/17	(7,907)
USD 188,000	CAD 248,339	RBC Europe Limited	09/20/17	(3,742)
SEK 1,054,938	USD 121,633	RBC Europe Limited	09/20/17	4,154

See Accompanying Notes to Financial Statements

48

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 75,665	CAD 100,059	RBC Europe Limited	09/20/17	$(1,591)
NZD 260,000	USD 187,641	RBC Europe Limited	09/20/17	2,611
USD 188,000	CAD 249,166	RBC Europe Limited	09/20/17	(4,380)
USD 376,000	CAD 496,878	RBC Europe Limited	09/20/17	(7,639)
USD 113,000	JPY 12,676,181	Royal Bank of Scotland PLC	09/20/17	(94)
SEK 1,639,467	EUR 168,000	Royal Bank of Scotland PLC	09/20/17	2,797
EUR 169,000	NOK 1,615,703	Royal Bank of Scotland PLC	09/20/17	5
MXN 1,430,224	USD 77,700	Royal Bank of Scotland PLC	09/20/17	125
USD 75,000	MXN 1,381,676	Royal Bank of Scotland PLC	09/20/17	(184)
USD 188,000	MXN 3,448,719	Royal Bank of Scotland PLC	09/20/17	339
USD 187,453	AUD 247,000	Royal Bank of Scotland PLC	09/20/17	(2,201)
EUR 168,000	GBP 147,296	Royal Bank of Scotland PLC	09/20/17	371
USD 187,522	AUD 247,000	Royal Bank of Scotland PLC	09/20/17	(2,132)
MXN 1,376,625	USD 75,000	Royal Bank of Scotland PLC	09/20/17	(91)
NZD 261,000	USD 187,741	Royal Bank of Scotland PLC	09/20/17	3,243
SEK 652,533	EUR 67,000	Royal Bank of Scotland PLC	09/20/17	960
USD 171,698	INR 11,678,903	Standard Chartered Bank	07/14/17	(8,783)
USD 1,735,955	TWD 52,963,982	Standard Chartered Bank	08/17/17	(6,224)
USD 75,000	TRY 270,840	Standard Chartered Bank	09/20/17	(259)
USD 75,000	TRY 270,713	Standard Chartered Bank	09/20/17	(223)
USD 301,000	ZAR 3,927,099	Standard Chartered Bank	09/20/17	4,805
USD 70,808	ZAR 923,854	Standard Chartered Bank	09/20/17	1,127
CNH 1,291,673	USD 188,000	Standard Chartered Bank	09/20/17	1,391
USD 188,000	CAD 249,423	Standard Chartered Bank	09/20/17	(4,579)
TRY 270,833	USD 75,000	Standard Chartered Bank	09/20/17	256
AUD 252,350	USD 193,111	Standard Chartered Bank	09/20/17	652
USD 430,265	HKD 3,327,439	Standard Chartered Bank	03/27/18	1,961
USD 750,000	HKD 5,809,624	Standard Chartered Bank	05/11/18	1,850
USD 449,000	GBP 344,873	State Street Bank and Trust Co.	09/20/17	(1,281)
CAD 244,466	USD 188,000	State Street Bank and Trust Co.	09/20/17	752
JPY 36,890,802	USD 327,825	State Street Bank and Trust Co.	09/20/17	1,306
CAD 195,620	USD 150,000	State Street Bank and Trust Co.	09/20/17	1,037
JPY 42,087,184	USD 376,000	State Street Bank and Trust Co.	09/20/17	(508)
NOK 2,591,376	CAD 401,770	State Street Bank and Trust Co.	09/20/17	669
JPY 21,100,867	EUR 167,000	State Street Bank and Trust Co.	09/20/17	(3,282)
SEK 1,632,993	EUR 167,000	State Street Bank and Trust Co.	09/20/17	3,172
AUD 497,000	USD 376,594	State Street Bank and Trust Co.	09/20/17	5,018
JPY 41,881,307	USD 377,000	State Street Bank and Trust Co.	09/20/17	(3,345)
NZD 258,000	USD 188,214	State Street Bank and Trust Co.	09/20/17	575
JPY 8,418,233	USD 75,941	State Street Bank and Trust Co.	09/20/17	(836)
NOK 6,002,124	CAD 936,981	State Street Bank and Trust Co.	09/20/17	(3,395)
CAD 349,498	USD 263,000	State Street Bank and Trust Co.	09/20/17	6,847
JPY 20,881,630	USD 188,000	State Street Bank and Trust Co.	09/20/17	(1,699)
USD 188,000	CAD 248,701	State Street Bank and Trust Co.	09/20/17	(4,021)
NOK 1,586,532	USD 188,000	State Street Bank and Trust Co.	09/20/17	2,329
USD 376,000	CAD 496,967	State Street Bank and Trust Co.	09/20/17	(7,707)
USD 75,000	ZAR 988,403	State Street Bank and Trust Co.	09/20/17	451
USD 75,658	NOK 640,245	State Street Bank and Trust Co.	09/20/17	(1,150)
JPY 20,517,568	USD 188,000	State Street Bank and Trust Co.	09/20/17	(4,947)
JPY 20,661,200	USD 188,000	State Street Bank and Trust Co.	09/20/17	(3,666)
JPY 8,660,581	USD 79,260	State Street Bank and Trust Co.	09/20/17	(1,992)
USD 75,612	AUD 99,583	State Street Bank and Trust Co.	09/20/17	(851)
USD 188,000	CAD 249,036	State Street Bank and Trust Co.	09/20/17	(4,280)
EUR 168,000	CHF 182,318	State Street Bank and Trust Co.	09/20/17	1,583
EUR 80,585	CAD 119,750	State Street Bank and Trust Co.	09/20/17	(32)
JPY 20,634,880	USD 188,000	State Street Bank and Trust Co.	09/20/17	(3,900)
USD 2,191,521	AUD 2,910,232	State Street Bank and Trust Co.	09/20/17	(43,049)
USD 7,139,886	JPY 782,792,076	State Street Bank and Trust Co.	09/20/17	155,996
CZK 11,290,908	EUR 422,423	State Street Bank and Trust Co.	09/20/17	11,788
USD 202,725	TWD 6,201,360	UBS AG	07/11/17	(1,163)
COP 575,161,200	USD 193,934	UBS AG	08/11/17	(6,270)
USD 188,000	JPY 21,026,709	UBS AG	09/20/17	405
JPY 20,992,042	USD 188,000	UBS AG	09/20/17	(714)

See Accompanying Notes to Financial Statements

49

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 330,000	CHF 360,551	UBS AG	09/20/17	$567
JPY 21,022,536	USD 188,000	UBS AG	09/20/17	(442)
USD 188,000	JPY 20,996,122	UBS AG	09/20/17	677
USD 75,000	ZAR 995,288	UBS AG	09/20/17	(68)
PLN 1,417,385	EUR 335,000	UBS AG	09/20/17	(1,866)
EUR 68,715	PLN 291,682	UBS AG	09/20/17	127
PLN 49,431	EUR 11,660	UBS AG	09/20/17	(39)
ZAR 986,423	USD 75,000	UBS AG	09/20/17	(601)
USD 143,727	NZD 197,714	UBS AG	09/20/17	(948)
JPY 21,047,446	USD 188,000	UBS AG	09/20/17	(220)
CAD 301,012	USD 226,000	UBS AG	09/20/17	6,411
USD 75,304	EUR 67,000	UBS AG	09/20/17	(1,541)
JPY 9,302,002	USD 83,570	UBS AG	09/20/17	(580)
EUR 101,000	NOK 962,429	UBS AG	09/20/17	383
JPY 20,857,133	USD 188,000	UBS AG	09/20/17	(1,918)
USD 187,977	AUD 248,000	UBS AG	09/20/17	(2,446)
HUF 24,058,499	EUR 78,036	UBS AG	09/20/17	(235)
USD 113,279	AUD 149,085	UBS AG	09/20/17	(1,193)
EUR 68,039	USD 76,348	UBS AG	09/20/17	1,689
USD 183,513	EUR 163,296	UBS AG	09/20/17	(3,778)
USD 369,646	CAD 487,389	UBS AG	09/20/17	(6,666)
USD 188,000	JPY 20,470,079	UBS AG	09/20/17	5,371
EUR 169,000	PLN 717,244	UBS AG	09/20/17	347
USD 188,000	CAD 247,957	UBS AG	09/20/17	(3,447)
SEK 2,192,058	NOK 2,130,953	UBS AG	09/20/17	5,731
CHF 1,775,791	EUR 1,637,307	UBS AG	09/20/17	(16,538)
USD 361,836	HKD 2,801,845	UBS AG	09/29/17	2,100
USD 366,510	JPY 40,625,798	Westpac Banking Corp.	07/20/17	5,046
JPY 62,549,999	USD 564,301	Westpac Banking Corp.	07/20/17	(7,769)
GBP 118,000	USD 149,682	Westpac Banking Corp.	08/10/17	4,198
EUR 3,654,106	USD 4,134,127	Westpac Banking Corp.	08/24/17	50,844
USD 5,001,765	EUR 4,421,000	Westpac Banking Corp.	08/24/17	(61,514)
JPY 21,366,287	EUR 170,825	Westpac Banking Corp.	09/20/17	(5,301)
AUD 100,000	USD 75,314	Westpac Banking Corp.	09/20/17	1,469
NZD 103,000	USD 75,042	Westpac Banking Corp.	09/20/17	327
GBP 159,138	USD 201,136	Westpac Banking Corp.	09/20/17	6,641
USD 187,912	NZD 260,000	Westpac Banking Corp.	09/20/17	(2,340)
USD 75,122	NZD 104,000	Westpac Banking Corp.	09/20/17	(979)
AUD 247,000	USD 187,841	Westpac Banking Corp.	09/20/17	1,813
USD 188,016	NZD 260,000	Westpac Banking Corp.	09/20/17	(2,236)
EUR 669,779	USD 751,445	Westpac Banking Corp.	09/20/17	16,753
AUD 247,000	USD 187,573	Westpac Banking Corp.	09/20/17	2,082
AUD 249,000	USD 187,370	Westpac Banking Corp.	09/20/17	3,820
CNH 1,520,841	USD 222,079	Westpac Banking Corp.	09/20/17	914
EUR 1,326,561	JPY 163,783,979	Westpac Banking Corp.	09/20/17	60,246
USD 777,486	AUD 1,031,970	Westpac Banking Corp.	09/20/17	(14,894)
USD 123,992	SGD 171,489	Westpac Banking Corp.	09/20/17	(723)
				$261,428

At June 30, 2017, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Sterling	154	03/21/18	$24,926,867	$(241)
Australia 3-Year Bond	119	09/15/17	10,212,130	(62,525)
U.S. Treasury 10-Year Note	125	09/20/17	15,691,406	(127,255)
U.S. Treasury 2-Year Note	106	09/29/17	22,907,594	(27,106)
U.S. Treasury Ultra Long Bond	66	09/20/17	10,947,750	178,058
			$84,685,747	$(39,069)

See Accompanying Notes to Financial Statements

50

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
90-Day Eurodollar	(80)	12/17/18	$(19,640,000)	$(20,142)
U.S. Treasury 5-Year Note	(263)	09/29/17	(30,990,852)	104,686
U.S. Treasury Long Bond	(8)	09/20/17	(1,229,500)	14,197
U.S. Treasury Ultra 10-Year Note	(2)	09/20/17	(269,625)	445
			$(52,129,977)	$99,186

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Emerging Markets Index, Series 27, Version 1	Buy	(1.000)	06/20/22	USD 6,410,000	$294,258	$(17,100)
					$294,258	$(17,100)

At June 30, 2017, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	90,000	$(1,429)	$(301)	$(1,128)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(5,717)	(1,279)	(4,438)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(880)	206	(1,086)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(49,815)	20,688	(70,503)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(704)	53	(757)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	100,000	(1,588)	(63)	(1,525)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,401)	446	(4,847)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(29,573)	7,623	(37,196)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,457)	1,277	(6,734)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(19,011)	8,897	(27,908)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,408)	241	(1,649)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(176)	(2)	(174)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,817)	300	(3,117)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(5,717)	1,197	(6,914)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,936)	453	(2,389)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(880)	89	(969)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(352)	68	(420)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,936)	321	(2,257)
							$(133,797)	$40,214	$(174,011)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable

See Accompanying Notes to Financial Statements

51

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	1.250%	09/20/2019	CAD 87,430,000	$(308,565)	$(213,211)
Pay	3-month CAD-CDOR	1.500	09/20/2022	CAD 4,660,000	(50,113)	(34,742)
Pay	6-month CHF-LIBOR	(0.554)	03/29/2019	CHF 19,980,000	(8,985)	(10,053)
Pay	6-month EUR-EURIBOR	0.010	03/14/2019	EUR 18,540,000	23,206	21,509
Pay	6-month EUR-EURIBOR	0.250	02/11/2021	EUR 21,590,000	(18,916)	(23,407)
Pay	6-month EUR-EURIBOR	0.250	09/20/2022	EUR 16,920,000	(76,853)	(146,451)
Pay	6-month EUR-EURIBOR	1.330	01/12/2027	EUR 8,360,000	(56,657)	8,056
Pay	6-month EUR-EURIBOR	1.750	06/15/2027	EUR 6,640,000	74,842	(26,805)
Pay	6-month EUR-EURIBOR	1.000	09/20/2027	EUR 10,430,000	58,069	(187,347)
Pay	6-month EUR-EURIBOR	2.000	06/16/2037	EUR 680,000	(6,355)	(6,125)
Pay	6-month EUR-EURIBOR	1.750	06/17/2047	EUR 460,000	(642)	(2,383)
Pay	6-month GBP-LIBOR	3.230	09/15/1931	GBP 510,000	(33,200)	9,425
Pay	6-month GBP-LIBOR	1.600	03/16/2027	GBP 8,250,000	(38,957)	(70,552)
Pay	6-month GBP-LIBOR	3.364	06/15/2027	GBP 440,000	(4,528)	(4,510)
Pay	3-month SEK-STIBOR	0.050	06/15/2018	SEK 62,530,000	36,616	(21,691)
Pay	3-month SEK-STIBOR	(0.330)	09/15/2018	SEK 61,360,000	4,658	3,554
Pay	3-month SEK-STIBOR	(0.100)	06/29/2019	SEK 23,930,000	(1,567)	(1,563)
Pay	3-month SEK-STIBOR	0.250	09/20/2022	SEK 89,240,000	(141,052)	(118,484)
Pay	3-month USD-LIBOR	2.250	12/20/2019	USD 30,700,000	103,551	34,659
Pay	3-month USD-LIBOR	2.500	09/20/2027	USD 2,560,000	44,911	(37,203)
Receive	3-month AUD-BBSW	1.800	09/20/2019	AUD 14,410,000	40,628	28,096
Receive	6-month AUD-BBSW	2.250	09/20/2022	AUD 170,000	1,698	1,431
Receive	6-month AUD-BBSW	3.500	12/21/2027	AUD 4,000,000	(14,982)	20,346
Receive	6-month GBP-LIBOR	1.500	12/21/1931	GBP 270,000	1,188	16,949
Receive	6-month GBP-LIBOR	1.940	01/11/1932	GBP 6,490,000	19,551	(37,518)
Receive	6-month GBP-LIBOR	1.750	03/17/1937	GBP 5,680,000	113,027	106,099
Receive	6-month GBP-LIBOR	1.000	03/11/2021	GBP 4,240,000	4,558	6,974
Receive	6-month GBP-LIBOR	1.500	09/20/2027	GBP 7,200,000	(116,252)	204,434
Receive	6-month GBP-LIBOR	1.500	09/20/2032	GBP 1,720,000	19,602	58,412
Receive	6-month GBP-LIBOR	1.500	09/20/2047	GBP 390,000	13,249	24,722
Receive	6-month JPY-LIBOR	0.750	06/16/2037	JPY 29,250,000	7,935	848
Receive	6-month JPY-LIBOR	0.750	09/20/2037	JPY 81,110,000	(10,776)	4,850
Receive	3-month USD-LIBOR	1.826	05/11/2019	USD 13,920,000	(11,878)	(10,327)
Receive	3-month USD-LIBOR	1.750	09/20/2019	USD 11,240,000	(15,045)	15,032
Receive	3-month USD-LIBOR	2.250	02/11/2021	USD 15,130,000	(64,144)	(91,384)
Receive	3-month USD-LIBOR	2.000	09/20/2022	USD 29,280,000	(339)	154,767
Receive	3-month USD-LIBOR	2.143	07/03/2023	USD 1,000,000	497	497
Receive	3-month USD-LIBOR	2.750	12/21/2027	USD 4,310,000	(15,530)	11,559
Receive	3-month USD-LIBOR	2.378	07/03/2028	USD 2,690,000	(8,444)	(8,444)
Receive	3-month USD-LIBOR	2.790	12/20/2028	USD 4,380,000	(125,576)	(31,339)
Receive	3-month USD-LIBOR	2.750	06/16/2037	USD 890,000	2,474	753
Receive	3-month USD-LIBOR	2.500	06/17/2047	USD 1,070,000	8,133	6,084
Receive	3-month USD-LIBOR	2.500	09/20/2047	USD 600,000	6,169	18,100
Receive	3-month USD-LIBOR	2.560	07/03/2048	USD 1,140,000	6,091	6,091
					$(538,703)	$(320,292)

See Accompanying Notes to Financial Statements

52

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2017:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(2,000,000)	Freddie Mac, 3.500%, due 07/1/45	07/13/17	$(2,054,790)
(2,000,000)	Ginnie Mae, 4.000%, due 08/1/44	08/21/17	(2,101,875)
	Total Sales Commitments Proceeds receivable $(4,168,984)		$(4,156,665)

Currency Abbreviations
ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CNY — Chinese Yuan
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HKD — Hong Kong Sar Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar
ZAR — South African Rand

See Accompanying Notes to Financial Statements

53

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,379,768
Interest rate contracts	Net Assets - Unrealized appreciation*	297,386
Interest rate contracts	Net Assets - Unrealized appreciation**	763,247
Credit contracts	Upfront payments paid on swap agreements	41,859
Total Asset Derivatives		$2,482,260
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,118,340
Interest rate contracts	Net Assets - Unrealized depreciation*	237,269
Credit contracts	Net Assets - Unrealized depreciation**	17,100
Interest rate contracts	Net Assets - Unrealized depreciation**	1,083,539
Credit contracts	Upfront payments received on OTC swap agreements	1,645
Credit contracts	Unrealized depreciation on OTC swap agreements	174,011
Total Liability Derivatives		$2,631,904

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(125,887)	$(125,887)
Foreign exchange contracts	(536,063)	—	—	(536,063)
Interest rate contracts	—	1,486,453	280,223	1,766,676
Total	$(536,063)	$1,486,453	$154,336	$1,104,726

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(157,150)	$(157,150)
Foreign exchange contracts	(632,423)	—	—	(632,423)
Interest rate contracts	—	(573,700)	106,824	(466,876)
Total	$(632,423)	$(573,700)	$(50,326)	$(1,256,449)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

54

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	Royal Bank of Scotland PLC	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$47,333	$88,009	$10,419	$175,024	$80,994	$126,307	$151,648	$303,189	$7,479	$7,840	$12,042	$191,523	$23,808	$154,153	$1,379,768
Total Assets	$47,333	$88,009	$10,419	$175,024	$80,994	$126,307	$151,648	$303,189	$7,479	$7,840	$12,042	$191,523	$23,808	$154,153	$1,379,768

Liabilities:
Forward foreign currency contracts	$108,036	$161,975	$56,697	$135,350	$27,416	$150,253	$49,234	$113,957	$54,282	$4,702	$20,068	$89,941	$50,673	$95,756	$1,118,340
OTC credit default swaps	—	60,133	—	39,431	—	29,129	5,104	—	—	—	—	—	—	—	133,797
Total Liabilities	$108,036	$222,108	$56,697	$174,781	$27,416	$179,382	$54,338	$113,957	$54,282	$4,702	$20,068	$89,941	$50,673	$95,756	$1,252,137

Net OTC derivative instruments by counterparty, at fair value	$(60,703)	$(134,099)	$(46,278)	$243	$53,578	$(53,075)	$97,310	$189,232	$(46,803)	$3,138	$(8,026)	$101,582	$(26,865)	$58,397	$127,631

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(60,703)	$(134,099)	$(46,278)	$243	$53,578	$(53,075)	$97,310	$189,232	$(46,803)	$3,138	$(8,026)	$101,582	$(26,865)	$58,397	$127,631

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

55

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when VY® BlackRock Inflation Protected Bond Portfolio (the “Portfolio”), a series of Voya Investors Trust (“VIT”), enters into new investment management and sub-advisory agreements, the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolio, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL”) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and BlackRock Financial Management, Inc., the sub-adviser (the “Sub-Adviser”) for the Portfolio in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.

In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolio with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the Portfolio’s Management Contract and the Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolio; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Adviser in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.

The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of the Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contract and the existing Management Contract, except with respect to the legal entity that is a party to the Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolio, the personnel managing the Portfolio or the manner in which they are managed as a result of the Transfer.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Adviser and their affiliates; (4) a comparison of the Portfolio’s fee rates, expense ratio and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolio. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolio’s annual report to Shareholders for the period ended December 31, 2016.

The Board also considered that: (1) the Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) the Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Adviser will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

56

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company such as Voya Investors Trust (“VIT”), on behalf of VY® BlackRock Inflation Protected Bond Portfolio (the “Portfolio”), a series of VIT, can enter into a new sub-sub-advisory agreement, only if the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the sub-sub-advisory agreement, and who are not “interested persons” of the Portfolio (“Independent Trustees”), approve the new arrangement. Thus, at a meeting on March 9, 2017, the Board considered a proposal by management that the Board approve a sub-sub-advisory agreement between BlackRock Financial Management, Inc. (“BFM”) and BlackRock International Limited (“BIL”) (the “New Sub-Sub-Advisory Agreement”) under which BIL would serve as the sub-sub-adviser to the Portfolio. The Portfolio has been sub-advised by BFM since April 30, 2007.

In determining whether to approve the New Sub-Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Sub-Advisory Agreement should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Sub-Advisory Agreement included the following: (1) memoranda and related materials provided to the Board in advance of its March 9, 2017 meeting discussing: (a) BFM’s rationale for requesting that BIL be added as a sub-sub-adviser to the Portfolio, including a discussion of the services BIL would provide under the New Sub-Sub-Advisory Agreement; and (b) BIL’s investment philosophy and how it will support BFM’s overall investment process; (2) BFM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including a copy of the proposed New Sub-Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation.

In reviewing the proposed New Sub-Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to, the following: (1) the view of Voya Investments, LLC, the investment adviser to the Portfolio, regarding the reputation of BFM and BIL and their current and proposed services, respectively; (2) the nature, extent and quality of the services to be provided by BIL under the New Sub-Sub-Advisory Agreement; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of BIL and its fit as a sub-sub-adviser to the Portfolio; (4) the sub-sub-advisory fee rates payable by BFM to BIL under the New Sub-Sub-Advisory Agreement; and (5) the potential fall-out benefits to BIL and its affiliates from their relationship with the Portfolio.

The Board did not consider the profitability of BIL under the respective New Sub-Sub-Advisory Agreement because it did not view this data as essential to its deliberations, given the arm’s-length nature of the relationship between the Adviser and BFM and BIL, neither of which is affiliated with the Adviser, with respect to the negotiation of sub-advisory fee rates and that BFM, and not the Portfolio, will pay BIL’s compensation under the New Sub-Sub-Advisory Agreement. The Board also considered that the expected “fall-out” benefits that would accrue to BIL and its affiliates from BIL’s relationship with the Portfolio were similar in nature to the benefits BFM and its affiliates already may enjoy with respect to BFM’s relationship with the Fund, which the Board concluded were reasonable in connection with its renewal of the sub-advisory agreement with BFM in November 2016. The Board placed limited emphasis on whether economies of scale will be realized by BIL as the Fund (or BIL’s allocation of the Fund) grows larger, because any such economics of scale would inure to the benefit of BFM because BFM pays such fees and BFM’s fee rate schedule for the Portfolio includes breakpoints at higher levels of assets. With respect to performance, the Board considered BFM’s representations regarding the potential benefits to the Portfolio of adding BIL as a sub-sub-adviser.

After its deliberation, the Board reached the following conclusions: (1) BIL should be appointed to serve as a sub-sub-adviser to the Portfolio under the New Sub-Sub-Advisory Agreement; (2) the nature, extent and quality of the services to be provided by BIL under the New Sub-Sub-Advisory Agreement was reasonable; and (3) the sub-sub-advisory fee rate schedule payable by BFM to BIL is reasonable. Based on these conclusions and other factors, the Board voted to approve the New Sub-Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

57

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0617-082417)

Semi-Annual Report

June 30, 2017

Classes ADV, I and S

Voya Investors Trust

■ Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Example	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Portfolio of Investments	15

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolio’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Class ADV	$1,000.00	$1,073.10	0.49%	$2.52	$1,000.00	$1,022.36	0.49%	$2.46
Class I	1,000.00	1,075.40	0.19	0.98	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,073.90	0.44	2.26	1,000.00	1,022.61	0.44	2.21

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$136,153,728
Total investments at fair value	$136,153,728
Cash	59
Receivables:
Investments in affiliated underlying funds sold	37,791
Fund shares sold	12,732
Prepaid expenses	679
Reimbursement due from manager	7,747
Other assets	4,625
Total assets	136,217,361
LIABILITIES:
Payable for fund shares redeemed	50,523
Payable for investment management fees	22,581
Payable for distribution and shareholder service fees	32,052
Payable to trustees under the deferred compensation plan (Note 6)	4,625
Payable for trustee fees	2,049
Other accrued expenses and liabilities	32,003
Total liabilities	143,833
NET ASSETS	$136,073,528

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$128,356,857
Undistributed net investment income	5,223,493
Accumulated net realized loss	(4,181,926)
Net unrealized appreciation	6,675,104
NET ASSETS	$136,073,528

* Cost of investments in affiliated underlying funds	$129,478,624

Class ADV
Net assets	$128,672,129
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,685,529
Net asset value and redemption price per share	$11.01

Class I
Net assets	$7,347,716
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	660,754
Net asset value and redemption price per share	$11.12

Class S
Net assets	$53,683
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,862
Net asset value and redemption price per share	$11.04

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,060,753
Total investment income	2,060,753

EXPENSES:
Investment management fees	142,374
Distribution and shareholder service fees:
Class ADV	399,615
Class S	65
Transfer agent fees	228
Shareholder reporting expense	9,158
Professional fees	17,233
Custody and accounting expense	5,792
Trustee fees	2,896
Miscellaneous expense	6,297
Interest expense	28
Total expenses	583,686
Waived and reimbursed fees	(246,914)
Net expenses	336,772
Net investment income	1,723,981

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	378
Sale of affiliated underlying funds	1,380,454
Capital gain distributions from affiliated underlying funds	1,626,248
Foreign currency related transactions	397
Net realized gain	3,007,477
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	5,639,736
Net change in unrealized appreciation (depreciation)	5,639,736
Net realized and unrealized gain	8,647,213
Increase in net assets resulting from operations	$10,371,194

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,723,981	$3,541,041
Net realized gain (loss)	3,007,477	(2,749,129)
Net change in unrealized appreciation (depreciation)	5,639,736	9,070,335
Increase in net assets resulting from operations	10,371,194	9,862,247

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,681,971)
Class I	—	(170,856)
Class S	—	(1,272)
Total distributions	—	(3,854,099)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,312,048	18,723,949
Reinvestment of distributions	—	3,854,099
	5,312,048	22,578,048
Cost of shares redeemed	(33,880,321)	(31,582,866)
Net decrease in net assets resulting from capital share transactions	(28,568,273)	(9,004,818)
Net decrease in net assets	(18,197,079)	(2,996,670)

NET ASSETS:
Beginning of year or period	154,270,607	157,267,277
End of year or period	$136,073,528	$154,270,607
Undistributed net investment income at end of year or period	$5,223,493	$3,499,512

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain(loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-17	10.26	0.13	•	0.62	0.75	—		—		—	—		—	11.01	7.31	0.86	0.49	0.49	2.42	128,672	8
12-31-16	9.87	0.23	•	0.41	0.64	0.25		—		—	0.25		—	10.26	6.49	0.89	0.52	0.52	2.25	139,474	52
12-31-15	10.91	0.21	•	(0.57)	(0.36)	0.26		0.42		—	0.68		—	9.87	(3.68)	0.98	0.48	0.48	1.99	154,227	42
12-31-14	10.51	0.17	•	0.23	0.40	0.00	*	0.00	*	—	0.00	*	—	10.91	3.84	0.99	0.46	0.46	1.57	197,242	30
05-01-13(5)–12-31-13	10.00	0.12	•	0.39	0.51	—		—		—	—		—	10.51	5.10	2.58	0.89	0.89	1.80	24,390	8
Class I
06-30-17	10.34	0.13	•	0.65	0.78	—		—		—	—		—	11.12	7.54	0.26	0.19	0.19	2.50	7,348	8
12-31-16	9.95	0.25	•	0.43	0.68	0.29		—		—	0.29		—	10.34	6.81	0.24	0.22	0.22	2.41	14,747	52
12-31-15	10.99	0.25	•	(0.57)	(0.32)	0.30		0.42		—	0.72		—	9.95	(3.35)	0.23	0.18	0.18	2.36	2,994	42
12-31-14	10.55	0.19	•	0.25	0.44	0.00	*	0.00	*	—	0.00	*	—	10.99	4.21	0.24	0.15	0.15	1.74	1,456	30
05-01-13(5)–12-31-13	10.00	0.15	•	0.40	0.55	—		—		—	—		—	10.55	5.50	1.83	0.29	0.29	2.23	261	8
Class S
06-30-17	10.28	0.13	•	0.63	0.76	—		—		—	—		—	11.04	7.39	0.51	0.44	0.44	2.52	54	8
12-31-16	9.90	0.23		0.42	0.65	0.27		—		—	0.27		—	10.28	6.55	0.49	0.47	0.47	2.28	50	52
12-31-15	10.95	0.22	•	(0.58)	(0.36)	0.27		0.42		—	0.69		—	9.90	(3.70)	0.48	0.43	0.43	2.03	47	42
12-31-14	10.54	0.16		0.25	0.41	—		0.00	*	—	0.00	*	—	10.95	3.91	0.49	0.40	0.40	1.50	33	30
05-01-13(5)–12-31-13	10.00	0.14		0.40	0.54	—		—		—	—		—	10.54	5.40	2.08	0.54	0.54	2.03	32	8

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$11,768,596	$38,630,833

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Insurance and Annuity Company	93.57%

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2017, the Portfolio had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Accrued Expenses	Amount
Audit	$15,162
Postage	9,416

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2018, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2018	2019	2020	Total
$137,772	$47,800	$60,880	$246,452

The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and the Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2017.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2017	38,537	—	—	(1,948,022)	(1,909,485)	402,420	—	—	(20,794,894)	(20,392,474)
12/31/2016	485,872	—	358,168	(2,874,901)	(2,030,861)	4,949,464	—	3,681,971	(29,185,657)	(20,554,222)
Class I
6/30/2017	448,694	—	—	(1,214,192)	(765,498)	4,909,355	—	—	(13,085,300)	(8,175,945)
12/31/2016	1,342,212	—	16,508	(233,437)	1,125,283	13,773,971	—	170,856	(2,396,788)	11,548,039
Class S
6/30/2017	26	—	—	(12)	14	273	—	—	(127)	146
12/31/2016	52	—	123	(41)	134	514	—	1,272	(421)	1,365

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2017. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2016 was as follows:

Ordinary Income
$3,854,099

The tax-basis components of distributable earnings as of December 31, 2016 were:

		Capital Loss Carryforwards
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$3,503,138	$(3,125,329)	$(2,145,718)	Short-term	None
		(882,988)	Long-term	None
		$(3,028,706)

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2017, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is the initial year of 2013.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2017, the Portfolio declared dividends of:

	PER SHARE AMOUNTS
	Net Investment Income	Payable Date	Record Date
Class ADV	$0.2822	July 17, 2017	July 13, 2017
Class I	$0.3207	July 17, 2017	July 13, 2017
Class S	$0.2956	July 17, 2017	July 13, 2017

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
1,218,984		Voya Emerging Markets Index Portfolio — Class I	$13,579,477	10.0
1,378,997		Voya Global Bond Fund — Class R6	13,624,490	10.0
1,600,866		Voya GNMA Income Fund — Class I	13,527,321	9.9
1,353,762		Voya High Yield Portfolio — Class I	13,645,922	10.0
530,452		Voya Index Plus LargeCap Portfolio — Class I	13,611,403	10.0
1,379,842		Voya International Index Portfolio — Class I	13,605,245	10.0
974,071	@	Voya MidCap Opportunities Portfolio — Class I	13,529,847	10.0
675,472		Voya Small Company Portfolio — Class I	13,786,380	10.1

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
1,275,714		Voya U.S. Bond Index Portfolio — Class I	$13,560,840	10.0
1,119,706		VY® Clarion Global Real Estate Portfolio — Class I	13,682,803	10.1
		Total Mutual Funds (Cost $129,478,624)	136,153,728	100.1
		Liabilities in Excess of Other Assets	(80,200)	(0.1)
		Net Assets	$136,073,528	100.0

@	Non-income producing security.
Cost for federal income tax purposes is $133,548,184.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,260,242
Gross Unrealized Depreciation	(4,654,698)
Net Unrealized Appreciation	$2,605,544

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$136,153,728	$ —	$ —	$136,153,728
Total Investments, at fair value	$136,153,728	$ —	$ —	$136,153,728

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$15,410,788	$686,547	$(4,758,494)	$2,240,636	$13,579,477	$231,820	$82,920	$—
Voya Global Bond Fund — Class R6	15,414,602	1,134,125	(2,516,244)	(407,993)	13,624,490	350,730	833,689	—
Voya GNMA Income Fund — Class I	15,509,100	1,364,967	(3,178,519)	(168,227)	13,527,321	163,656	171,414	—
Voya High Yield Portfolio — Class I	15,525,274	1,366,538	(3,201,233)	(44,657)	13,645,922	515,857	148,700	—
Voya Index Plus LargeCap Portfolio — Class I	15,375,607	966,056	(3,218,971)	488,711	13,611,403	221,629	429,612	253,932
Voya International Index Portfolio — Class I	15,428,455	803,183	(4,460,965)	1,834,572	13,605,245	349,090	(153,635)	—
Voya MidCap Opportunities Portfolio — Class I	15,373,654	475,505	(4,323,882)	2,004,570	13,529,847	19,983	(229,926)	—

See Accompanying Notes to Financial Statements

15

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Issuer	Beginning Market Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Small Company Portfolio — Class I	$15,372,098	$2,702,267	$(3,202,999)	$(1,084,986)	$13,786,380	$44,651	$160,569	$1,372,316
Voya U.S. Bond Index Portfolio — Class I	15,462,406	1,319,816	(3,399,076)	177,694	13,560,840	163,337	(49,143)	—
VY® Clarion Global Real Estate Portfolio — Class I	15,497,474	949,592	(3,363,679)	599,416	13,682,803	—	(13,746)	—
	$154,369,458	$11,768,596	$(35,624,062)	$5,639,736	$136,153,728	$2,060,753	$1,380,454	$1,626,248

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

16

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-VITFOFAIS (0617-082317)

Semi-Annual Report

June 30, 2017

Classes ADV and I

Voya Investors Trust
■  Voya Retirement Conservative Portfolio
■  Voya Retirement Growth Portfolio
■  Voya Retirement Moderate Portfolio

■  Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	18
Advisory and Sub-Advisory Contract Approval Discussion	26

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate. To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 336-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,038.20	0.52%	$2.63	$1,000.00	$1,022.22	0.52%	$2.61
Class I	1,000.00	1,037.60	0.27	1.36	$1,000.00	1,023.46	0.27	1.35
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,080.20	0.68%	$3.51	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,081.90	0.26	1.34	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,058.10	0.60%	$3.06	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,060.10	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,071.10	0.65%	$3.34	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,073.10	0.26	1.34	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITES AS OF JUNE 30, 2017 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$478,202,411	$3,211,725,440	$1,229,188,115	$2,220,504,194
Cash	25	25	25	25
Receivables:
Investments in affiliated underlying funds sold	—	1,451,899	54,274	1,467,721
Fund shares sold	148,769	23,290	123,951	7,629
Prepaid expenses	2,216	15,800	5,981	10,760
Reimbursement due from manager	—	9,248	1,465	—
Other assets	13,922	147,113	53,831	97,258
Total assets	478,367,343	3,213,372,815	1,229,427,642	2,222,087,587

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	148,769	—	—	—
Payable for fund shares redeemed	—	1,475,189	178,224	1,475,350
Payable for investment management fees	95,635	642,378	245,867	444,676
Payable for distribution and shareholder service fees	100,406	1,113,760	342,651	709,453
Payable to trustees under the deferred compensation plan (Note 6)	13,922	147,113	53,831	97,258
Payable for trustee fees	2,468	16,417	6,281	11,352
Other accrued expenses and liabilities	44,232	310,222	123,975	252,603
Total liabilities	405,432	3,705,079	950,829	2,990,692
NET ASSETS	$477,961,911	$3,209,667,736	$1,228,476,813	$2,219,096,895

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$405,510,724	$2,628,033,954	$1,076,062,604	$1,842,132,970
Undistributed net investment income	10,767,407	85,303,225	31,432,102	58,267,332
Accumulated net realized gain	7,865,418	289,744,479	75,721,888	202,111,382
Net unrealized appreciation	53,818,362	206,586,078	45,260,219	116,585,211
NET ASSETS	$477,961,911	$3,209,667,736	$1,228,476,813	$2,219,096,895

* Cost of investments in affiliated underlying funds	$424,384,049	$3,005,139,362	$1,183,927,896	$2,103,918,983

Class ADV
Net assets	$477,960,973	$3,164,254,701	$1,210,163,826	$2,196,312,568
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	51,770,932	223,628,618	100,744,817	167,717,528
Net asset value and redemption price per share	$9.23	$14.15	$12.01	$13.10

Class I
Net assets	$938	$45,413,035	$18,312,987	$22,784,327
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	100	3,183,629	1,504,670	1,744,942
Net asset value and redemption price per share	$9.38	$14.26	$12.17	$13.06

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,324,732	$40,394,663	$15,247,120	$26,698,898
Total investment income	5,324,732	40,394,663	15,247,120	26,698,898

EXPENSES:
Investment management fees	587,357	3,909,076	1,495,321	2,702,964
Distribution and shareholder service fees:
Class ADV	1,223,653	8,022,844	3,068,946	5,573,103
Transfer agent fees	234	1,996	700	1,253
Shareholder reporting expense	5,971	30,760	12,665	22,422
Professional fees	11,244	52,955	23,755	37,115
Custody and accounting expense	18,915	118,570	50,225	89,400
Trustee fees	7,403	49,251	18,841	34,055
Miscellaneous expense	14,440	84,194	33,838	57,911
Interest expense	—	342	298	396
Total expenses	1,869,217	12,269,988	4,704,589	8,518,619
Waived and reimbursed fees	(606,931)	(1,259,350)	(983,885)	(1,232,758)
Net expenses	1,262,286	11,010,638	3,720,704	7,285,861
Net investment income	4,062,446	29,384,025	11,526,416	19,413,037

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,207,593	60,508,245	8,504,061	39,468,261
Capital gain distributions from affiliated underlying funds	2,245,715	47,400,985	12,127,987	28,727,699
Net realized gain	4,453,308	107,909,230	20,632,048	68,195,960
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	9,979,377	117,909,992	39,395,930	68,913,342
Net change in unrealized appreciation (depreciation)	9,979,377	117,909,992	39,395,930	68,913,342
Net realized and unrealized gain	14,432,685	225,819,222	60,027,978	137,109,302
Increase in net assets resulting from operations	$18,495,131	$255,203,247	$71,554,394	$156,522,339

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$4,062,446	$6,094,190	$29,384,025	$50,811,718
Net realized gain	4,453,308	9,870,514	107,909,230	254,508,102
Net change in unrealized appreciation (depreciation)	9,979,377	7,598,063	117,909,992	(64,300,820)
Increase in net assets resulting from operations	18,495,131	23,562,767	255,203,247	241,019,000

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,882,876)	—	(75,408,383)
Class I	—	(16)	—	(1,296,633)
Net realized gains:
Class ADV	—	(11,880,325)	—	(174,148,380)
Class I	—	(20)	—	(2,444,163)
Total distributions	—	(19,763,237)	—	(253,297,559)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,920,282	87,151,831	8,949,393	11,905,622
Reinvestment of distributions	—	19,763,201	—	253,297,559
	18,920,282	106,915,032	8,949,393	265,203,181
Cost of shares redeemed	(67,039,787)	(89,476,340)	(377,582,907)	(588,443,179)
Net increase (decrease) in net assets resulting from capital share transactions	(48,119,505)	17,438,692	(368,633,514)	(323,239,998)
Net increase (decrease) in net assets	(29,624,374)	21,238,222	(113,430,267)	(335,518,557)

NET ASSETS:
Beginning of year or period	507,586,285	486,348,063	3,323,098,003	3,658,616,560
End of year or period	$477,961,911	$507,586,285	$3,209,667,736	$3,323,098,003
Undistributed net investment income at end of year or period	$10,767,407	$6,704,961	$85,303,225	$55,919,200

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$11,526,416	$18,117,501	$19,413,037	$35,298,018
Net realized gain	20,632,048	65,677,159	68,195,960	151,935,549
Net change in unrealized appreciation (depreciation)	39,395,930	(8,074,379)	68,913,342	(30,135,916)
Increase in net assets resulting from operations	71,554,394	75,720,281	156,522,339	157,097,651

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(25,867,529)	—	(51,576,147)
Class I	—	(419,575)	—	(560,372)
Net realized gains:
Class ADV	—	(64,370,654)	—	(198,390,694)
Class I	—	(870,022)	—	(1,781,449)
Total distributions	—	(91,527,780)	—	(252,308,662)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,349,078	13,785,109	7,778,927	13,469,628
Reinvestment of distributions	—	91,527,780	—	252,308,662
	9,349,078	105,312,889	7,778,927	265,778,290
Cost of shares redeemed	(127,706,750)	(221,157,066)	(243,255,718)	(416,192,244)
Net decrease in net assets resulting from capital share transactions	(118,357,672)	(115,844,177)	(235,476,791)	(150,413,954)
Net decrease in net assets	(46,803,278)	(131,651,676)	(78,954,452)	(245,624,965)

NET ASSETS:
Beginning of year or period	1,275,280,091	1,406,931,767	2,298,051,347	2,543,676,312
End of year or period	$1,228,476,813	$1,275,280,091	$2,219,096,895	$2,298,051,347
Undistributed net investment income at end of year or period	$31,432,102	$19,905,686	$58,267,332	$38,854,295

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-17	8.89	0.07	•	0.27	0.34	—	—	—	—	—	9.23	3.82	0.77	0.52	0.52	1.66	477,961	10
12-31-16	8.81	0.09		0.32	0.41	0.13	0.20	—	0.33	—	8.89	4.68	0.76	0.51	0.51	1.17	507,585	23
12-31-15	9.36	0.13		(0.20)	(0.07)	0.14	0.34	—	0.48	—	8.81	(0.80)	0.76	0.51	0.51	1.37	486,347	21
12-31-14	9.46	0.12	•	0.43	0.55	0.30	0.35	—	0.65	—	9.36	5.88	0.77	0.52	0.52	1.28	523,521	13
12-31-13	9.48	0.09	•	0.32	0.41	0.31	0.12	—	0.43	—	9.46	4.37	0.77	0.52	0.52	0.98	575,566	26
12-31-12	9.18	0.13		0.58	0.71	0.29	0.12	—	0.41	—	9.48	7.92	0.76	0.48	0.48	1.43	679,513	21
Class I
06-30-17	9.04	0.09	•	0.25	0.34	—	—	—	—	—	9.38	3.76	0.27	0.27	0.27	1.87	1	10
12-31-16	8.97	0.14		0.29	0.43	0.16	0.20	—	0.36	—	9.04	4.73	0.26	0.26	0.26	1.52	1	23
12-31-15	9.52	0.16		(0.20)	(0.04)	0.17	0.34	—	0.51	—	8.97	(0.50)	0.26	0.26	0.26	1.72	1	21
12-31-14	9.62	0.16		0.42	0.58	0.33	0.35	—	0.68	—	9.52	6.09	0.27	0.27	0.27	1.61	1	13
12-31-13	9.65	0.13		0.29	0.42	0.33	0.12	—	0.45	—	9.62	4.45	0.27	0.27	0.27	1.35	1	26
12-31-12	9.33	0.16		0.59	0.75	0.31	0.12	—	0.43	—	9.65	8.24	0.26	0.23	0.23	1.69	1	21
Voya Retirement Growth Portfolio
Class ADV
06-30-17	13.10	0.12	•	0.93	1.05	—	—	—	—	—	14.15	8.02	0.76	0.68	0.68	1.80	3,164,255	8
12-31-16	13.14	0.19	•	0.76	0.95	0.30	0.69	—	0.99	—	13.10	7.31	0.76	0.68	0.68	1.45	3,275,638	17
12-31-15	13.63	0.22	•	(0.49)	(0.27)	0.22	—	—	0.22	—	13.14	(2.03)	0.76	0.68	0.68	1.59	3,611,216	16
12-31-14	13.15	0.16	•	0.54	0.70	0.22	—	—	0.22	—	13.63	5.33	0.76	0.68	0.68	1.21	4,266,570	11
12-31-13	11.29	0.17	•	1.92	2.09	0.23	—	—	0.23	—	13.15	18.66	0.76	0.68	0.68	1.39	4,698,281	21
12-31-12	10.24	0.16	•	1.15	1.31	0.26	—	—	0.26	—	11.29	12.98	0.76	0.65	0.65	1.46	4,372,787	13
Class I
06-30-17	13.18	0.15	•	0.93	1.08	—	—	—	—	—	14.26	8.19	0.26	0.26	0.26	2.26	45,413	8
12-31-16	13.22	0.25		0.76	1.01	0.36	0.69	—	1.05	—	13.18	7.80	0.26	0.26	0.26	1.93	47,460	17
12-31-15	13.72	0.28		(0.49)	(0.21)	0.29	—	—	0.29	—	13.22	(1.62)	0.26	0.26	0.26	2.03	47,401	16
12-31-14	13.24	0.22	•	0.54	0.76	0.28	—	—	0.28	—	13.72	5.73	0.26	0.26	0.26	1.65	51,316	11
12-31-13	11.36	0.23	•	1.93	2.16	0.28	—	—	0.28	—	13.24	19.21	0.26	0.26	0.26	1.83	52,418	21
12-31-12	10.31	0.21	•	1.15	1.36	0.31	—	—	0.31	—	11.36	13.41	0.26	0.23	0.23	1.92	46,196	13
Voya Retirement Moderate Portfolio
Class ADV
06-30-17	11.35	0.11	•	0.55	0.66	—	—	—	—	—	12.01	5.81	0.76	0.60	0.60	1.85	1,210,164	8
12-31-16	11.49	0.15	•	0.51	0.66	0.23	0.57	—	0.80	—	11.35	5.78	0.76	0.60	0.60	1.34	1,257,324	15
12-31-15	12.68	0.18	•	(0.35)	(0.17)	0.11	0.91	—	1.02	—	11.49	(1.57)	0.76	0.60	0.60	1.47	1,387,932	18
12-31-14	12.40	0.16	•	0.49	0.65	0.37	—	—	0.37	—	12.68	5.24	0.76	0.60	0.60	1.26	1,621,085	10
12-31-13	11.58	0.14	•	1.01	1.15	0.33	—	—	0.33	—	12.40	10.05	0.76	0.60	0.60	1.17	1,786,063	20
12-31-12	10.85	0.16	•	0.93	1.09	0.36	—	—	0.36	—	11.58	10.22	0.76	0.56	0.56	1.44	1,793,065	14
Class I
06-30-17	11.48	0.13	•	0.56	0.69	—	—	—	—	—	12.17	6.01	0.26	0.26	0.26	2.22	18,313	8
12-31-16	11.62	0.20	•	0.51	0.71	0.28	0.57	—	0.85	—	11.48	6.12	0.26	0.26	0.26	1.68	17,956	15
12-31-15	12.82	0.23		(0.36)	(0.13)	0.16	0.91	—	1.07	—	11.62	(1.24)	0.26	0.26	0.26	1.81	19,000	18
12-31-14	12.53	0.21		0.50	0.71	0.42	—	—	0.42	—	12.82	5.64	0.26	0.26	0.26	1.62	21,914	10
12-31-13	11.71	0.19	•	1.00	1.19	0.37	—	—	0.37	—	12.53	10.32	0.26	0.26	0.26	1.54	21,892	20
12-31-12	10.97	0.21		0.93	1.14	0.40	—	—	0.40	—	11.71	10.60	0.26	0.22	0.22	1.80	22,058	14
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-17	12.23	0.11	•	0.76	0.87	—	—	—	—	—	13.10	7.11	0.76	0.65	0.65	1.72	2,196,313	6
12-31-16	12.76	0.18	•	0.67	0.85	0.28	1.10	—	1.38	—	12.23	6.81	0.76	0.65	0.65	1.46	2,275,963	16
12-31-15	13.54	0.21	•	(0.40)	(0.19)	0.22	0.37	—	0.59	—	12.76	(1.59)	0.76	0.65	0.65	1.56	2,521,814	16
12-31-14	13.02	0.16	•	0.58	0.74	0.22	—	—	0.22	—	13.54	5.68	0.76	0.65	0.65	1.24	2,930,279	11
12-31-13	11.49	0.17	•	1.62	1.79	0.26	—	—	0.26	—	13.02	15.73	0.76	0.65	0.65	1.39	3,173,203	21
12-31-12	10.57	0.17	•	1.04	1.21	0.29	—	—	0.29	—	11.49	11.60	0.76	0.61	0.61	1.51	3,001,884	13

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio (continued)
Class I
06-30-17	12.17	0.13	•	0.76	0.89	—	—	—	—	—	13.06	7.31	0.26	0.26	0.26	2.13	22,784	6
12-31-16	12.71	0.24		0.66	0.90	0.34	1.10	—	1.44	—	12.17	7.25	0.26	0.26	0.26	1.86	22,088	16
12-31-15	13.50	0.26	•	(0.40)	(0.14)	0.28	0.37	—	0.65	—	12.71	(1.24)	0.26	0.26	0.26	1.95	21,862	16
12-31-14	12.98	0.23		0.56	0.79	0.27	—	—	0.27	—	13.50	6.11	0.26	0.26	0.26	1.65	24,595	11
12-31-13	11.46	0.22	•	1.61	1.83	0.31	—	—	0.31	—	12.98	16.13	0.26	0.26	0.26	1.79	24,996	21
12-31-12	10.54	0.21	•	1.04	1.25	0.33	—	—	0.33	—	11.46	12.11	0.26	0.22	0.22	1.90	21,479	13

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-five active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to the Portfolios. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2017, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$50,473,695	$94,548,908
Growth	248,826,970	588,206,462
Moderate Growth	140,123,561	356,257,090
Moderate	98,675,273	205,544,089

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust	Conservative	18.09%
Company	Moderate	6.07
Voya Insurance and	Conservative	79.38
Annuity Company	Growth	94.60
	Moderate	88.85
	Moderate Growth	92.96

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Prior to January 1, 2017, the expense limits were:

Portfolio(2)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(2)	The operating expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio was based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2017 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the applicable Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2018	2019	2020	Total
Growth	$—	$—	$54,336	$54,336
Moderate	—	—	9,809	9,809

The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2017.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2017	2,079,799	—	—	(7,374,693)	(5,294,894)	18,920,282	—	—	(67,039,775)	(48,119,493)
12/31/2016	9,679,466	—	2,203,255	(9,995,283)	1,887,438	87,151,831	—	19,763,201	(89,476,340)	17,438,692
Class I
6/30/2017	—	—	—	(1)	(1)	—	—	—	(12)	(12)
12/31/2016	—	—	—	—	—	—	—	—	—	—
Growth
Class ADV
6/30/2017	591,460	—	—	(27,074,794)	(26,483,334)	8,088,428	—	—	(370,869,849)	(362,781,421)
12/31/2016	664,234	—	19,420,760	(44,812,694)	(24,727,700)	8,588,177	—	249,556,763	(581,633,408)	(323,488,468)
Class I
6/30/2017	62,210	—	—	(480,808)	(418,598)	860,965	—	—	(6,713,058)	(5,852,093)
12/31/2016	248,830	—	289,984	(521,751)	17,063	3,317,445	—	3,740,796	(6,809,771)	248,470
Moderate
Class ADV
6/30/2017	763,369	—	—	(10,788,691)	(10,025,322)	8,979,029	—	—	(126,626,914)	(117,647,885)
12/31/2016	1,105,394	—	7,971,571	(19,071,593)	(9,994,628)	12,636,020	—	90,238,183	(217,882,636)	(115,008,433)
Class I
6/30/2017	31,224	—	—	(90,517)	(59,293)	370,049	—	—	(1,079,836)	(709,787)
12/31/2016	99,377	—	112,825	(283,132)	(70,930)	1,149,089	—	1,289,597	(3,274,430)	(835,744)

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Moderate Growth
Class ADV
6/30/2017	586,018	—	—	(19,009,352)	(18,423,334)	7,423,030	—	—	(242,007,053)	(234,584,023)
12/31/2016	945,437	—	20,709,763	(33,178,325)	(11,523,125)	11,760,935	—	249,966,841	(413,227,873)	(151,500,097)
Class I
6/30/2017	28,097	—	—	(98,389)	(70,292)	355,897	—	—	(1,248,665)	(892,768)
12/31/2016	138,879	—	195,315	(238,708)	95,486	1,708,693	—	2,341,821	(2,964,371)	1,086,143

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2017. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2016 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$8,077,458	$11,685,779
Growth	76,705,016	176,592,543
Moderate	26,287,104	65,240,676
Moderate Growth	52,136,519	200,172,143

The tax-basis components of distributable earnings as of December 31, 2016 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Conservative	$7,005,084	$9,975,628	$36,983,797
Growth	56,033,129	217,957,859	52,553,476
Moderate	19,956,854	67,622,799	(6,684,101)
Moderate Growth	38,919,926	154,239,104	27,348,187

At December 31, 2016, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2017, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1301	$0.0057	$0.1933	July 17, 2017	July 13, 2017
Class I	$0.1554	$0.0057	$0.1933	July 17, 2017	July 13, 2017
Growth
Class ADV	$0.2472	$—	$0.9649	July 17, 2017	July 13, 2017
Class I	$0.3124	$—	$0.9649	July 17, 2017	July 13, 2017
Moderate
Class ADV	$0.1956	$0.0002	$0.6653	July 17, 2017	July 13, 2017
Class I	$0.2409	$0.0002	$0.6653	July 17, 2017	July 13, 2017
Moderate Growth
Class ADV	$0.2301	$—	$0.9139	July 17, 2017	July 13, 2017
Class I	$0.2858	$—	$0.9139	July 17, 2017	July 13, 2017

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
286,092	Voya Australia Index Portfolio — Class I	$2,431,786	0.5
544,619	Voya Euro STOXX 50® Index Portfolio — Class I	5,854,657	1.2
518,755	Voya FTSE 100 Index® Portfolio — Class I	4,679,173	1.0
79,989	Voya Hang Seng Index Portfolio — Class I	1,204,639	0.3
430,271	Voya Japan TOPIX Index® Portfolio — Class I	4,857,764	1.0
1,939,552	Voya RussellTM Mid Cap Index Portfolio — Class I	28,841,138	6.0
25,654,448	Voya U.S. Bond Index Portfolio — Class I	272,706,785	57.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
6,370,229	Voya U.S. Stock Index Portfolio — Class I	$95,871,953	20.1
6,527,962	VY® BlackRock Inflation Protected Bond Portfolio — Class I	61,754,516	12.9

	Total Mutual Funds (Cost $424,384,049)	478,202,411	100.1
	Liabilities in Excess of Other Assets	(240,500)	(0.1)
	Net Assets	$477,961,911	100.0

Cost for federal income tax purposes is $430,855,061.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,095,783
Gross Unrealized Depreciation	(6,748,433)
Net Unrealized Appreciation	$47,347,350

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$478,202,411	$—	$—	$478,202,411
Total Investments, at fair value	$478,202,411	$—	$—	$478,202,411

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$2,524,249	$183,529	$(419,624)	$143,632	$2,431,786	$83,252	$17,875	$—
Voya Euro STOXX 50® Index Portfolio — Class I	6,816,700	380,874	(1,851,199)	508,282	5,854,657	250,958	259,733	—
Voya FTSE 100 Index® Portfolio — Class I	5,191,499	453,694	(1,263,041)	297,021	4,679,173	188,646	(118,918)	162,598
Voya Hang Seng Index Portfolio — Class I	1,213,633	39,900	(238,029)	189,135	1,204,639	14,082	13,467	—
Voya Japan TOPIX Index® Portfolio — Class I	5,007,708	326,890	(752,349)	275,515	4,857,764	104,227	62,148	119,389
Voya RussellTM Mid Cap Index Portfolio — Class I	30,648,395	3,168,145	(4,510,681)	(464,721)	28,841,138	428,516	331,791	1,963,728
Voya U.S. Bond Index Portfolio — Class I	262,554,940	39,280,754	(31,874,921)	2,746,012	272,706,785	2,957,538	(375,858)	—

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$102,914,379	$2,065,496	$(15,146,245)	$6,038,323	$95,871,953	$—	$2,848,045	$—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	90,973,436	4,574,415	(34,039,513)	246,178	61,754,516	1,297,513	(830,690)	—
	$507,844,939	$50,473,697	$(90,095,602)	$9,979,377	$478,202,411	$5,324,732	$2,207,593	$2,245,715

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,698,591	Voya Australia Index Portfolio — Class I	$56,938,026	1.8
17,234,598	Voya Emerging Markets Index Portfolio — Class I	191,993,426	6.0
19,006,186	Voya Euro STOXX 50® Index Portfolio — Class I	204,316,497	6.4
16,531,195	Voya FTSE 100 Index® Portfolio — Class I	149,111,382	4.6
1,608,169	Voya Hang Seng Index Portfolio — Class I	24,219,018	0.8
15,152,410	Voya Japan TOPIX Index® Portfolio — Class I	171,070,711	5.3
28,180,553	Voya RussellTM Mid Cap Index Portfolio — Class I	419,044,817	13.1
11,424,400	Voya RussellTM Small Cap Index Portfolio — Class I	164,054,385	5.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
75,469,806	Voya U.S. Bond Index Portfolio — Class I	$802,244,036	25.0
68,354,362	Voya U.S. Stock Index Portfolio — Class I	1,028,733,142	32.0
	Total Mutual Funds (Cost $3,005,139,362)	3,211,725,440	100.1
	Liabilities in Excess of Other Assets	(2,057,704)	(0.1)
	Net Assets	$3,209,667,736	100.0

Cost for federal income tax purposes is $3,045,192,419.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$243,456,016
Gross Unrealized Depreciation	(76,922,995)
Net Unrealized Appreciation	$166,533,021

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$3,211,725,440	$—	$—	$3,211,725,440
Total Investments, at fair value	$3,211,725,440	$—	$—	$3,211,725,440

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$78,051,383	$2,677,428	$(32,837,550)	$9,046,765	$56,938,026	$2,591,580	$(4,503,284)	$—
Voya Emerging Markets Index Portfolio — Class I	197,208,055	3,470,795	(42,745,653)	34,060,229	191,993,426	3,245,864	(2,942,643)	—
Voya Euro STOXX 50® Index Portfolio — Class I	210,049,042	8,026,671	(34,621,304)	20,862,088	204,316,497	7,797,923	2,981,315	—
Voya FTSE 100 Index® Portfolio — Class I	160,044,254	11,084,727	(32,909,604)	10,892,005	149,111,382	5,856,801	(5,354,487)	5,048,121
Voya Hang Seng Index Portfolio — Class I	37,540,244	692,932	(18,126,232)	4,112,074	24,219,018	438,363	2,056,169	—
Voya Japan TOPIX Index® Portfolio — Class I	154,508,943	24,076,834	(14,046,014)	6,530,948	171,070,711	3,237,059	4,346,614	3,707,952
Voya RussellTM Mid Cap Index Portfolio — Class I	497,605,106	39,635,184	(83,964,472)	(34,231,001)	419,044,817	7,001,361	31,507,103	32,084,626

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$100,827,700	77,186,477	$(11,272,718)	$(2,687,074)	$164,054,385	$1,024,797	$1,346,697	$6,560,286
Voya U.S. Bond Index Portfolio — Class I	820,090,128	70,720,988	(101,246,496)	12,679,416	802,244,036	9,200,915	(5,356,043)	—
Voya U.S. Stock Index Portfolio — Class I	1,069,360,855	11,254,932	(108,527,187)	56,644,542	1,028,733,142	—	36,426,804	—
	$3,325,285,710	$248,826,968	$(480,297,230)	$117,909,992	$3,211,725,440	$40,394,663	$60,508,245	$47,400,985

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,464,522	Voya Australia Index Portfolio — Class I	$12,448,435	1.0
4,400,879	Voya Emerging Markets Index Portfolio — Class I	49,025,797	4.0
4,760,390	Voya Euro STOXX 50® Index Portfolio — Class I	51,174,196	4.2
3,998,602	Voya FTSE 100 Index® Portfolio — Class I	36,067,393	2.9
410,692	Voya Hang Seng Index Portfolio — Class I	6,185,028	0.5
3,592,797	Voya Japan TOPIX Index® Portfolio — Class I	40,562,680	3.3
7,472,966	Voya RussellTM Mid Cap Index Portfolio — Class I	111,123,004	9.0
2,625,456	Voya RussellTM Small Cap Index Portfolio — Class I	37,701,551	3.1
50,873,495	Voya U.S. Bond Index Portfolio — Class I	540,785,248	44.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
18,000,223	Voya U.S. Stock Index Portfolio — Class I	$270,903,359	22.1
7,739,051	VY® BlackRock Inflation Protected Bond Portfolio — Class I	73,211,424	6.0
	Total Mutual Funds (Cost $1,183,927,896)	1,229,188,115	100.1
	Liabilities in Excess of Other Assets	(711,302)	(0.1)
	Net Assets	$1,228,476,813	100.0

Cost for federal income tax purposes is $1,199,069,311.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$59,971,691
Gross Unrealized Depreciation	(29,852,887)
Net Unrealized Appreciation	$30,118,804

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$1,229,188,115	$—	$—	$1,229,188,115
Total Investments, at fair value	$1,229,188,115	$—	$—	$1,229,188,115

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$18,961,239	$653,089	$(9,487,727)	$2,321,834	$12,448,435	$632,688	$(1,264,944)	$—
Voya Emerging Markets Index Portfolio — Class I	50,678,010	899,573	(11,313,423)	8,761,637	49,025,797	837,880	(791,022)	—
Voya Euro STOXX 50® Index Portfolio — Class I	51,183,609	1,968,280	(7,404,057)	5,426,364	51,174,196	1,907,175	319,924	—
Voya FTSE 100 Index® Portfolio — Class I	38,986,602	2,715,429	(8,706,718)	3,072,080	36,067,393	1,433,482	(1,734,236)	1,235,554
Voya Hang Seng Index Portfolio — Class I	9,119,543	117,185	(4,114,383)	1,062,683	6,185,028	107,003	436,501	—
Voya Japan TOPIX Index® Portfolio — Class I	37,613,022	4,172,288	(2,935,449)	1,712,819	40,562,680	791,955	904,675	907,160

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Mid Cap Index Portfolio — Class I	$127,873,817	$10,247,336	$(21,773,983)	$(5,224,166)	$111,123,004	$1,808,989	$4,527,802	$8,289,921
Voya RussellTM Small Cap Index Portfolio — Class I	25,909,993	15,427,702	(2,588,662)	(1,047,482)	37,701,551	264,835	588,502	1,695,352
Voya U.S. Bond Index Portfolio — Class I	531,058,789	57,156,691	(54,637,684)	7,207,452	540,785,248	5,998,313	(2,371,481)	—
Voya U.S. Stock Index Portfolio — Class I	283,391,526	685,760	(25,800,173)	12,626,246	270,903,359	—	12,061,622	—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	101,252,801	4,631,942	(36,149,782)	3,476,463	73,211,424	1,464,800	(4,173,282)	—
	$1,276,028,951	$98,675,275	$(184,912,041)	$39,395,930	$1,229,188,115	$15,247,120	$8,504,061	$12,127,987

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,972,661	Voya Australia Index Portfolio — Class I	$33,767,619	1.5
9,929,944	Voya Emerging Markets Index Portfolio — Class I	110,619,580	5.0
10,614,388	Voya Euro STOXX 50® Index Portfolio — Class I	114,104,669	5.1
9,022,651	Voya FTSE 100 Index® Portfolio — Class I	81,384,309	3.7
740,970	Voya Hang Seng Index Portfolio — Class I	11,159,013	0.5
7,981,824	Voya Japan TOPIX Index® Portfolio — Class I	90,114,789	4.1
17,986,457	Voya RussellTM Mid Cap Index Portfolio — Class I	267,458,619	12.1
6,318,662	Voya RussellTM Small Cap Index Portfolio — Class I	90,735,986	4.1

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
73,053,537	Voya U.S. Bond Index Portfolio — Class I	$776,559,097	35.0
42,830,599	Voya U.S. Stock Index Portfolio — Class I	644,600,513	29.0
	Total Mutual Funds (Cost $2,103,918,983)	2,220,504,194	100.1
	Liabilities in Excess of Other Assets	(1,407,299)	(0.1)
	Net Assets	$2,219,096,895	100.0

Cost for federal income tax purposes is $2,128,193,028.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$141,806,407
Gross Unrealized Depreciation	(49,495,241)
Net Unrealized Appreciation	$92,311,166

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$2,220,504,194	$—	$—	$2,220,504,194
Total Investments, at fair value	$2,220,504,194	$—	$—	$2,220,504,194

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$42,732,736	$1,440,482	$(15,163,207)	$4,757,608	$33,767,619	$1,424,338	$(2,215,435)	$—
Voya Emerging Markets Index Portfolio — Class I	113,893,385	1,924,601	(24,866,121)	19,667,715	110,619,580	1,881,568	(1,715,045)	—
Voya Euro STOXX 50® Index Portfolio — Class I	114,860,235	4,330,145	(17,211,060)	12,125,349	114,104,669	4,289,384	885,813	—
Voya FTSE 100 Index® Portfolio — Class I	87,437,345	6,020,764	(18,171,378)	6,097,578	81,384,309	3,216,472	(3,085,792)	2,772,357
Voya Hang Seng Index Portfolio — Class I	20,337,034	246,297	(11,420,131)	1,995,813	11,159,013	238,335	1,322,424	—
Voya Japan TOPIX Index® Portfolio — Class I	84,542,495	8,908,942	(7,032,076)	3,695,428	90,114,789	1,778,075	2,176,546	2,036,732
Voya RussellTM Mid Cap Index Portfolio — Class I	298,684,102	23,687,166	(37,250,357)	(17,662,292)	267,458,619	4,222,990	16,103,934	19,352,388

See Accompanying Notes to Financial Statements

24

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$69,812,272	$30,757,281	$(6,602,756)	$(3,230,811)	$90,735,986	$713,300	$1,715,501	$4,566,222
Voya U.S. Bond Index Portfolio — Class I	795,765,899	58,910,006	(89,281,452)	11,164,644	776,559,097	8,934,436	(3,986,473)	—
Voya U.S. Stock Index Portfolio — Class I	671,462,919	3,897,878	(61,062,594)	30,302,310	644,600,513	—	28,266,788	—
	$2,299,528,422	$140,123,562	$(288,061,132)	$68,913,342	$2,220,504,194	$26,698,898	$39,468,261	$28,727,699

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when Voya Retirement Conservative Portfolio, Voya Retirement Growth Portfolio, Voya Retirement Moderate Growth Portfolio, and Voya Retirement Moderate Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Voya Investors Trust (“VIT”), enter into new investment management and sub-advisory agreements, the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and Voya Investment Management Co. LLC, the sub-adviser (the “Sub-Adviser”) for the Portfolios in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.

In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.

The materials provided to the Board to inform its consideration of whether to approve each Portfolio’s Management Contract and each Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Adviser in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.

The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Adviser and their affiliates; (4) a comparison of the Portfolios’ fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to Shareholders for the period ended December 31, 2016.

The Board also considered that: (1) each Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) each Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Adviser will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

26

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-RETADVI (0617-082317)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 5.2%
667,063		Dexus	4,856,602	1.5
520,653		Goodman Group	3,146,709	1.0
774,722		GPT Group	2,849,441	0.9
518,945		Mirvac Group	848,599	0.2
1,644,056		Scentre Group	5,111,518	1.6
			16,812,869	5.2

		Austria: 0.6%
62,751		BUWOG AG	1,802,889	0.6

		Canada: 1.8%
53,900		Canadian Real Estate Investment Trust	1,906,534	0.6
115,900		H&R Real Estate Investment Trust	1,968,012	0.6
81,100	L	Smart Real Estate Investment Trust	2,008,738	0.6
			5,883,284	1.8

		France: 4.4%
21,192	@	Gecina S.A.	3,326,268	1.0
140,999		Klepierre	5,778,965	1.8
19,952		Unibail-Rodamco SE	5,027,454	1.6
			14,132,687	4.4

		Germany: 4.8%
45,181	#	ADO Properties SA	1,911,648	0.6
77,662		Deutsche Wohnen AG	2,975,813	0.9
44,488		LEG Immobilien AG	4,187,617	1.3
162,659		Vonovia SE	6,471,593	2.0
			15,546,671	4.8

		Hong Kong: 8.8%
952,500		Cheung Kong Property Holdings Ltd.	7,453,581	2.3
1,908,500		Hang Lung Properties Ltd.	4,769,622	1.5
506,300		Hongkong Land Holdings Ltd. - HKHGF	3,725,975	1.1
829,500		Link REIT	6,310,040	1.9
862,200		Swire Properties Ltd.	2,842,171	0.9
416,200		Wharf Holdings Ltd.	3,443,924	1.1
			28,545,313	8.8

		Japan: 11.1%
421		Activia Properties, Inc.	1,798,538	0.6
1,439		Japan Retail Fund Investment Corp.	2,655,506	0.8
80,819		Mitsubishi Estate Co., Ltd.	1,510,734	0.5
449,082		Mitsui Fudosan Co., Ltd.	10,759,335	3.3
1,886		Mori Hills REIT Investment Corp.	2,317,361	0.7
2,352		Nippon Prologis REIT, Inc.	5,006,303	1.6
450		Nippon Building Fund, Inc.	2,296,510	0.7
50,400		Nomura Real Estate Holdings, Inc.	991,855	0.3
2,253		Orix JREIT, Inc.	3,324,336	1.0
290,200	L	Hulic Co. Ltd.	2,971,883	0.9
168,000		Tokyo Tatemono Co., Ltd.	2,208,320	0.7
			35,840,681	11.1

		Netherlands: 0.5%
42,690		Eurocommercial Properties NV	1,705,815	0.5

		Singapore: 2.2%
1,218,200		CapitaLand Ltd.	3,095,470	1.0
146,600		City Developments Ltd.	1,141,958	0.3
929,700		Global Logistic Properties Ltd.	1,931,418	0.6
867,013		Mapletree Commercial Trust	1,004,456	0.3
			7,173,302	2.2

		Spain: 0.7%
60,089		Hispania Activos Inmobiliarios SOCIMI SA	993,430	0.3
160,172	@	Inmobiliaria Colonial SA	1,397,437	0.4
			2,390,867	0.7

		Sweden: 1.0%
85,337		Castellum AB	1,253,725	0.4
83,019		Fabege AB	1,598,180	0.5
21,412		Hufvudstaden AB	355,283	0.1
			3,207,188	1.0

		United Kingdom: 5.4%
157,911		British Land Co. PLC	1,246,642	0.4
383,724		Hammerson PLC	2,870,999	0.9
510,229		Land Securities Group PLC	6,736,413	2.1
163,627		Safestore Holdings PLC	896,190	0.3
514,107		Segro PLC	3,276,815	1.0
524,619		Tritax Big Box REIT Plc	998,975	0.3
176,445		Unite Group PLC	1,491,446	0.4
			17,517,480	5.4

		United States: 52.4%
51,900		Alexandria Real Estate Equities, Inc.	6,252,393	1.9
45,025		AvalonBay Communities, Inc.	8,652,454	2.7
21,900		Boston Properties, Inc.	2,694,138	0.8
90,600		Colony Starwood Homes	3,108,486	1.0
118,330		CubeSmart	2,844,653	0.9
42,000		CyrusOne, Inc.	2,341,500	0.7
74,625		DCT Industrial Trust, Inc.	3,987,960	1.2
129,500		DiamondRock Hospitality Co.	1,418,025	0.4
13,561		Digital Realty Trust, Inc.	1,531,715	0.5
8,100		Equinix, Inc.	3,476,196	1.1
63,400		Equity Residential	4,173,622	1.3
75,725		Extra Space Storage, Inc.	5,906,550	1.8
62,000		Forest City Realty Trust, Inc.	1,498,540	0.5
134,500		Gaming and Leisure Properties, Inc.	5,066,615	1.6
375,782		GGP, Inc.	8,853,424	2.7

1

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
177,300	HCP, Inc.	5,666,508	1.8
123,491	Healthcare Trust of America, Inc.	3,841,805	1.2
252,021	Host Hotels & Resorts, Inc.	4,604,424	1.4
74,306	Hudson Pacific Properties, Inc.	2,540,522	0.8
77,900	Invitation Homes, Inc.	1,684,977	0.5
45,000	Kilroy Realty Corp.	3,381,750	1.0
218,000	Kimco Realty Corp.	4,000,300	1.2
43,600	Mid-America Apartment Communities, Inc.	4,594,568	1.4
63,000	Park Hotels & Resorts, Inc.	1,698,480	0.5
192,497	ProLogis, Inc.	11,288,024	3.5
7,844	Public Storage, Inc.	1,635,709	0.5
85,700	Regency Centers Corp.	5,368,248	1.7
96,071	Simon Property Group, Inc.	15,540,445	4.8
55,400	SL Green Realty Corp.	5,861,320	1.8
99,900	STORE Capital Corp.	2,242,755	0.7
57,700	Sun Communities, Inc.	5,059,713	1.6
149,038	Sunstone Hotel Investors, Inc.	2,402,493	0.7
142,175	UDR, Inc.	5,540,560	1.7
641,900	VEREIT, Inc.	5,225,066	1.6
74,631	Vornado Realty Trust	7,007,851	2.2
116,800	Welltower, Inc.	8,742,480	2.7
		169,734,269	52.4

	Total Common Stock
	(Cost $249,753,405)	320,293,315	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.9%
36,332	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $36,335, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $37,059, due 07/28/17-09/09/49)	36,332	0.0
761,227	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $761,299, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $776,452, due 07/15/17-05/20/67)	761,227	0.3
44,224	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $44,228, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $45,109, due 07/15/17-01/15/37)	44,224	0.0
21,721	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $21,723, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $22,156, due 07/07/17-01/15/30)	21,721	0.0
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.3
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.3
		2,863,504	0.9

2

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,602,313	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,602,313)	1,602,313	0.5

	Total Short-Term Investments
	(Cost $4,465,817)	4,465,817	1.4

	Total Investments in Securities (Cost $254,219,222)	$324,759,132	100.3
	Liabilities in Excess of Other Assets	(1,093,283)	(0.3)
	Net Assets	$323,665,849	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

  Cost for federal income tax purposes is $272,514,316.

  Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,812,417
Gross Unrealized Depreciation	(15,567,601)

Net Unrealized Appreciation	$52,244,816

3

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 12.4%
164,000		Advtech Ltd.	223,765	0.0
2,500	@	Autozone, Inc.	1,426,150	0.2
36,700	@	Bojangles', Inc.	596,375	0.1
8,600	@	Buffalo Wild Wings, Inc.	1,089,620	0.1
21,500		Darden Restaurants, Inc.	1,944,460	0.2
15,140	@	Deckers Outdoor Corp.	1,033,456	0.1
17,747		Delphi Automotive PLC	1,555,525	0.2
125,607	L	DineEquity, Inc.	5,532,988	0.7
39,973	@	Dollar Tree, Inc.	2,794,912	0.3
20,500		D.R. Horton, Inc.	708,685	0.1
300		Ethan Allen Interiors, Inc.	9,690	0.0
59,580		Foot Locker, Inc.	2,936,102	0.3
198,266		Gentex Corp.	3,761,106	0.4
168,533	@	G-III Apparel Group Ltd.	4,204,898	0.5
200		GNC Holdings, Inc.	1,686	0.0
282,065	@	Houghton Mifflin Harcourt Co.	3,469,400	0.4
35,100		ILG, Inc.	964,899	0.1
196,273		Interpublic Group of Cos., Inc.	4,828,316	0.6
32,320	@	iRobot Corp.	2,719,405	0.3
9,188		Jubilant Foodworks Ltd.	134,388	0.0
56,057		Las Vegas Sands Corp.	3,581,482	0.4
93,200		Lennar Corp. - Class A	4,969,424	0.6
11,400	@	Liberty Interactive Corp. QVC Group	279,756	0.0
48,900		Lions Gate Entertainment Corp. - A	1,379,958	0.2
48,900	@	Lions Gate Entertainment Corp. - B	1,285,092	0.2
46,700	@	LKQ Corp.	1,538,765	0.2
1,900	#,@	Maisons du Monde SA	73,924	0.0
44,900	@	Michael Kors Holdings Ltd.	1,627,625	0.2
3,400	@	Mohawk Industries, Inc.	821,746	0.1
5,800	@	Murphy USA, Inc.	429,838	0.1
7,300		Naspers Ltd.	1,437,610	0.2
40,100	@	New Oriental Education & Technology Group, Inc. ADR	2,826,649	0.3
76,600		News Corp - Class A	1,049,420	0.1
1,063	@	NVR, Inc.	2,562,478	0.3
15,600		Omnicom Group	1,293,240	0.2
2,029		Page Industries Ltd.	525,317	0.1
44,300	@	Party City Holdco, Inc.	693,295	0.1
64,329		Polaris Industries, Inc.	5,933,064	0.7
268,500		Pulte Group, Inc.	6,586,305	0.8
43,900		PVH Corp.	5,026,550	0.6
9,400		Ralph Lauren Corp.	693,720	0.1
19,800		Restaurant Group PLC	84,458	0.0
900	@	SodaStream International Ltd.	48,168	0.0
5,416		Tenneco, Inc.	313,207	0.0
41,000		Texas Roadhouse, Inc.	2,088,950	0.3
99,900		Toll Brothers, Inc.	3,947,049	0.5
4,000		VF Corp.	230,400	0.0
52,500	@	Vista Outdoor, Inc.	1,181,775	0.1
11,932	@	Visteon Corp.	1,217,780	0.1
42,500		Williams-Sonoma, Inc.	2,061,250	0.2
63,022		Wyndham Worldwide Corp.	6,328,039	0.7
75,600	@	Yum China Holdings, Inc.	2,980,908	0.4
			105,033,068	12.4

		Consumer Staples: 1.2%
9,300	@	Amplify Snack Brands, Inc.	89,652	0.0
1,765		Britannia Industries Ltd.	100,755	0.0
264,114		C&C Group PLC	971,038	0.1
26,563		CVS Health Corp.	2,137,259	0.2
23,132		Dr Pepper Snapple Group, Inc.	2,107,556	0.2
123,900	@	Hostess Brands, Inc.	1,994,790	0.2
4,446		Ingredion, Inc.	530,008	0.1
5,300		JM Smucker Co.	627,149	0.1
3,400		Kroger Co.	79,288	0.0
6,100	@	TreeHouse Foods, Inc.	498,309	0.1
9,500		Tyson Foods, Inc.	594,985	0.1
12,500	@	United Natural Foods, Inc.	458,750	0.1
			10,189,539	1.2

		Energy: 3.9%
11,300		Anadarko Petroleum Corp.	512,342	0.1
50,389		Apache Corp.	2,415,145	0.3
11,100		Arch Coal, Inc.	758,130	0.1
42,119		Baker Hughes, Inc.	2,295,907	0.3
27,200		Cabot Oil & Gas Corp.	682,176	0.1
26,166		Cimarex Energy Co.	2,459,865	0.3
51,400	@	Dril-Quip, Inc.	2,508,320	0.3
452,900		Ensco PLC	2,336,964	0.3
141,100	L	Frank's International N.V.	1,169,719	0.1
59,500		Halliburton Co.	2,541,245	0.3
58,700		National Oilwell Varco, Inc.	1,933,578	0.2
44,700	@	Newfield Exploration Co.	1,272,162	0.1
66,000		Noble Corp. PLC	238,920	0.0
68,400		Oceaneering International, Inc.	1,562,256	0.2
16,000	@	PDC Energy, Inc.	689,760	0.1
287,700	@	Southwestern Energy Co.	1,749,216	0.2
139,500		Suncor Energy, Inc.	4,075,921	0.5
22,300	@	Superior Energy Services	232,589	0.0
31,000		Teekay LNG Partners L.P.	475,850	0.1
9,203		Tesoro Corp.	861,401	0.1
52,700		World Fuel Services Corp.	2,026,315	0.2
			32,797,781	3.9

		Financials: 18.9%
34,500		Affiliated Managers Group, Inc.	5,722,170	0.7
86,200		Aflac, Inc.	6,696,016	0.8
10,000		Ameriprise Financial, Inc.	1,272,900	0.1
6,207	@	Bajaj Finserv Ltd.	395,184	0.0
56,116		BankUnited, Inc.	1,891,670	0.2
12,044		Beneficial Bancorp, Inc.	180,660	0.0
149,048		Boston Private Financial Holdings, Inc.	2,287,887	0.3

4

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
43,400		Capital One Financial Corp.	3,585,708	0.4
11,200		CBOE Holdings, Inc.	1,023,680	0.1
15,631		Chubb Ltd.	2,272,435	0.3
148,500	L	CIT Group, Inc.	7,231,950	0.9
66,613		Comerica, Inc.	4,878,736	0.6
74,390		Commerce Bancshares, Inc.	4,227,584	0.5
9,000		CRISIL Ltd.	270,747	0.0
113,233		CVB Financial Corp.	2,539,816	0.3
400		Diamond Hill Investment Group, Inc.	79,760	0.0
63,600		Direct Line Insurance Group PLC	294,503	0.0
21,000		Discover Financial Services	1,305,990	0.2
3,100	@	E*Trade Financial Corp.	117,893	0.0
297,149	@	Essent Group Ltd.	11,036,114	1.3
3,300		Federated Investors, Inc.	93,225	0.0
103,800		First American Financial Corp.	4,638,822	0.5
4,900		First Citizens BancShares, Inc.	1,826,230	0.2
108,700		First Commonwealth Financial Corp.	1,378,316	0.2
44,300		First Republic Bank	4,434,430	0.5
41,600		FNB Corp.	589,056	0.1
300		Greenhill & Co., Inc.	6,030	0.0
8,396		Hilltop Holdings, Inc.	220,059	0.0
166,869		Hiscox Ltd.	2,753,693	0.3
55,169		Housing Development Finance Corp.	1,377,792	0.2
501,927		Huntington Bancshares, Inc.	6,786,053	0.8
48,300		Invesco Ltd.	1,699,677	0.2
134,700		Investors Bancorp, Inc.	1,799,592	0.2
14,200		Keycorp	266,108	0.0
8,500		KRUK SA	706,310	0.1
159,515		Ladder Capital Corp.	2,139,096	0.3
87,867		Lakeland Financial Corp.	4,031,338	0.5
32,842		Lazard Ltd.	1,521,570	0.2
41,600		Legg Mason, Inc.	1,587,456	0.2
30,900		M&T Bank Corp.	5,004,255	0.6
6,001		Marsh & McLennan Cos., Inc.	467,838	0.1
16,000		Moody's Corp.	1,946,880	0.2
5,100		Old National Bancorp.	87,975	0.0
43,100	@	OneMain Holdings, Inc.	1,059,829	0.1
39,397		Primerica, Inc.	2,984,323	0.4
101,000		Principal Financial Group, Inc.	6,471,070	0.8
13,000		Progressive Corp.	573,170	0.1
47,368		Prosperity Bancshares, Inc.	3,042,920	0.4
42,681		Raymond James Financial, Inc.	3,423,870	0.4
222,100		Regions Financial Corp.	3,251,544	0.4
71,278		Reinsurance Group of America, Inc.	9,151,382	1.1
49,499		S&P Global, Inc.	7,226,359	0.8
108,200	@	SLM Corp.	1,244,300	0.1
58,700	@	Stifel Financial Corp.	2,699,026	0.3
91,587		SunTrust Banks, Inc.	5,194,815	0.6
117,700		Synchrony Financial	3,509,814	0.4
173,174		TCF Financial Corp.	2,760,393	0.3
59,400		UMB Financial Corp.	4,446,684	0.5
89,100		Valley National Bancorp	1,052,271	0.1
			160,764,974	18.9

		Health Care: 16.0%
71,300		Agilent Technologies, Inc.	4,228,803	0.5
42,000	@	Alexion Pharmaceuticals, Inc.	5,110,140	0.6
77,100	@	AMAG Pharmaceuticals, Inc.	1,418,640	0.2
5,900		AmerisourceBergen Corp.	557,727	0.1
25,300		Amgen, Inc.	4,357,419	0.5
16,100		Becton Dickinson & Co.	3,141,271	0.4
17,300	@	BioMarin Pharmaceutical, Inc.	1,571,186	0.2
343,165	@	Boston Scientific Corp.	9,512,534	1.1
88,200		Bruker Corp.	2,543,688	0.3
200	@	Cambrex Corp.	11,950	0.0
76,298		Cardinal Health, Inc.	5,945,140	0.7
72,400	@	Catalent, Inc.	2,541,240	0.3
200	@	Centene Corp.	15,976	0.0
1,000	@	Charles River Laboratories International, Inc.	101,150	0.0
12,900		Cigna Corp.	2,159,331	0.3
11,607		Cooper Cos., Inc.	2,778,948	0.3
59,500	@	DaVita, Inc.	3,853,220	0.5
65,000		Dentsply Sirona, Inc.	4,214,600	0.5
86,600	@	Endo International PLC	967,322	0.1
29,300	@	Envision Healthcare Corp.	1,836,231	0.2
28,110	@	HCA Healthcare, Inc.	2,451,192	0.3
29,900		Hill-Rom Holdings, Inc.	2,380,339	0.3
77,600	@	Hologic, Inc.	3,521,488	0.4
54,032	@	Jazz Pharmaceuticals PLC	8,401,976	1.0
38,300	@	Laboratory Corp. of America Holdings	5,903,562	0.7
17,506	@	LivaNova PLC	1,071,542	0.1
34,044		McKesson Corp.	5,601,600	0.7
47,100		Medtronic PLC	4,180,125	0.5
48,000		Olympus Corp.	1,758,644	0.2
18,700		Perrigo Co. PLC	1,412,224	0.2
33,800	@	Premier, Inc.	1,216,800	0.1
3,400		Quest Diagnostics, Inc.	377,944	0.0
2,900	@	Regeneron Pharmaceuticals, Inc.	1,424,306	0.2
44,800	@	REGENXBIO, Inc.	884,800	0.1
23,481		Resmed, Inc.	1,828,466	0.2
15,010		Ryman Healthcare Ltd.	91,184	0.0
3,900	@	Seattle Genetics, Inc.	201,786	0.0
258,842		Spire Healthcare Group PLC	1,094,087	0.1
92,800		STERIS PLC	7,563,200	0.9
151,362		Teva Pharmaceutical Industries Ltd. ADR	5,028,246	0.6
2,000	@	Theravance Biopharma, Inc.	79,680	0.0
33,507		Thermo Fisher Scientific, Inc.	5,845,966	0.7
47,100	@	United Therapeutics Corp.	6,110,283	0.7
2,772		UnitedHealth Group, Inc.	513,984	0.1
23,200		Universal Health Services, Inc.	2,832,256	0.3

5

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
56,000		Zimmer Biomet Holdings, Inc.	7,190,400	0.8
			135,832,596	16.0

		Industrials: 13.7%
87,543		Air Lease Corp.	3,270,606	0.4
32,600		Allegiant Travel Co.	4,420,560	0.5
20,200		Ametek, Inc.	1,223,514	0.1
39,400		AO Smith Corp.	2,219,402	0.3
5,800		Carlisle Cos., Inc.	553,320	0.1
29,700		CH Robinson Worldwide, Inc.	2,039,796	0.2
79,700	@	Colfax Corp.	3,137,789	0.4
7,200		Copa Holdings S.A.	842,400	0.1
14,000	@	Copart, Inc.	445,060	0.1
19,900		CSX Corp.	1,085,744	0.1
1,568		Cummins, Inc.	254,361	0.0
2,108		Curtiss-Wright Corp.	193,472	0.0
22,792		Deluxe Corp.	1,577,662	0.2
38,148		Dun & Bradstreet Corp.	4,125,706	0.5
9,450	L	Elbit Systems Ltd.	1,169,438	0.1
68,302		EMCOR Group, Inc.	4,465,585	0.5
4,239	@	Esterline Technologies Corp.	401,857	0.0
32,943		FedEx Corp.	7,159,502	0.8
52,000		Flowserve Corp.	2,414,360	0.3
33,100		Fluor Corp.	1,515,318	0.2
25,100	@	HD Supply Holdings, Inc.	768,813	0.1
14,000		Herman Miller, Inc.	425,600	0.0
9,900		Hexcel Corp.	522,621	0.1
1,300		HNI Corp.	51,831	0.0
30,600		Huntington Ingalls Industries, Inc.	5,696,496	0.7
2,146		IDEX Corp.	242,519	0.0
74,303		Ingersoll-Rand PLC - Class A	6,790,551	0.8
62,475		Jacobs Engineering Group, Inc.	3,398,015	0.4
5,600		JB Hunt Transport Services, Inc.	511,728	0.1
5,660		Johnson Controls International plc	245,418	0.0
21,442		KAR Auction Services, Inc.	899,921	0.1
309,000		KBR, Inc.	4,702,980	0.6
4,509		KION Group AG	344,906	0.1
202,655		Knoll, Inc.	4,063,233	0.5
19,000		Lennox International, Inc.	3,489,160	0.4
74,900		Misumi Group, Inc.	1,716,681	0.2
22,356		Mueller Industries, Inc.	680,740	0.1
4,000		Multi-Color Corp.	326,400	0.0
15,000		Old Dominion Freight Line	1,428,600	0.2
7,400		Pentair PLC	492,396	0.1
1,100	@	Proto Labs, Inc.	73,975	0.0
17,628	@	Quanta Services, Inc.	580,314	0.1
27,000		Regal-Beloit Corp.	2,201,850	0.3
287,323	@	Rexnord Corp.	6,680,260	0.8
37,866		Rockwell Collins, Inc.	3,978,959	0.5
10,849	@	Saia, Inc.	556,554	0.1
87,536	@	Spirit Airlines, Inc.	4,521,234	0.5
5,800		Stanley Black & Decker, Inc.	816,234	0.1
35,600	@	Stericycle, Inc.	2,716,992	0.3
14,853	@	Swift Transportation Co.	393,605	0.0
110,442		Textron, Inc.	5,201,818	0.6
8,496		Valmont Industries, Inc.	1,271,002	0.1
56,100		Wabtec Corp.	5,133,150	0.6
11,600	@	Wesco International, Inc.	664,680	0.1
33,000		Xylem, Inc.	1,829,190	0.2
			115,933,878	13.7

		Information Technology: 21.6%
134,988		Activision Blizzard, Inc.	7,771,259	0.9
137,020	@	Akamai Technologies, Inc.	6,824,966	0.8
7,405		Alliance Data Systems Corp.	1,900,789	0.2
6,137	@	Alphabet, Inc. - Class C	5,576,876	0.7
5,900		Amphenol Corp.	435,538	0.1
5,900		Analog Devices, Inc.	459,020	0.1
55,503		Applied Materials, Inc.	2,292,829	0.3
2,800		ASML Holding NV	364,989	0.1
96,533		Avnet, Inc.	3,753,203	0.4
91,700		Belden, Inc.	6,916,931	0.8
125,249	@	Blackhawk Network Holdings, Inc.	5,460,856	0.6
6,243		Broadridge Financial Solutions, Inc. ADR	471,721	0.1
100,039		CDW Corp.	6,255,439	0.7
300	@	Cirrus Logic, Inc.	18,816	0.0
18,567		Cognizant Technology Solutions Corp.	1,232,849	0.1
107,640	@	CommScope Holding Co., Inc.	4,093,549	0.5
30,667	@	Conduent, Inc.	488,832	0.1
63,400	@	Cree, Inc.	1,562,810	0.2
55,100		CSRA, Inc.	1,749,425	0.2
111,300	@	Electronic Arts, Inc.	11,766,636	1.4
32,300	@	EPAM Systems, Inc.	2,716,107	0.3
79,348	@	Euronet Worldwide, Inc.	6,932,635	0.8
68,760		EVERTEC, Inc.	1,189,548	0.1
57,700	@	ExlService Holdings, Inc.	3,206,966	0.4
38,491	@	F5 Networks, Inc.	4,890,667	0.6
27,900		Fair Isaac Corp.	3,889,539	0.5
44,980		Fidelity National Information Services, Inc.	3,841,292	0.5
46,168	@	FleetCor Technologies, Inc.	6,657,887	0.8
4,613	@	Gartner, Inc.	569,752	0.1
261,884		Genpact Ltd.	7,288,232	0.9
82,282		Global Payments, Inc.	7,431,710	0.9
20,300		Harris Corp.	2,214,324	0.3
17,797		Intuit, Inc.	2,363,620	0.3
11,400	@	IPG Photonics Corp.	1,654,140	0.2
111,300		Jabil, Inc.	3,248,847	0.4
80,000	@	Keysight Technologies, Inc.	3,114,400	0.4
1,600		KLA-Tencor Corp.	146,416	0.0
80,400		Maxim Integrated Products	3,609,960	0.4
37,900		MAXIMUS, Inc.	2,373,677	0.3
23,400		Methode Electronics, Inc.	964,080	0.1
3,187		Microchip Technology, Inc.	245,973	0.0
3,200		National Instruments Corp.	128,704	0.0
4,700	@	Netgear, Inc.	202,570	0.0
38,024		Nvidia Corp.	5,496,749	0.6
23,400	@	PayPal Holdings, Inc.	1,255,878	0.1

6

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,986	@	PTC, Inc.	660,668	0.1
44,700		Qualcomm, Inc.	2,468,334	0.3
83,341	@	Semtech Corp.	2,979,441	0.3
29,300		Skyworks Solutions, Inc.	2,811,335	0.3
21,300	@	Synaptics, Inc.	1,101,423	0.1
37,351	@	Synopsys, Inc.	2,724,008	0.3
37,583		TE Connectivity Ltd.	2,957,030	0.3
53,200		Tencent Holdings Ltd.	1,908,548	0.2
128,543		Total System Services, Inc.	7,487,630	0.9
124,800	@	Trimble, Inc.	4,451,616	0.5
49,800	@	Vantiv, Inc.	3,154,332	0.4
31,000		Visa, Inc. - Class A	2,907,180	0.3
109,700		Western Union Co.	2,089,785	0.2
23,834		Xerox Corp.	684,751	0.1
400	@	Zebra Technologies Corp.	40,208	0.0
			183,457,295	21.6

		Materials: 7.1%
57,488		Albemarle Corp.	6,067,283	0.7
18,411		Aptargroup, Inc.	1,599,179	0.2
9,600		Ashland Global Holdings, Inc.	632,736	0.1
788,611	@	B2Gold Corp.	2,219,641	0.3
53,800	@	Boise Cascade Co.	1,635,520	0.2
98,700		CF Industries Holdings, Inc.	2,759,652	0.3
73,400		Chemours Co.	2,783,328	0.3
26,400	@	Continental Gold, Inc.	77,767	0.0
77,700		Eastman Chemical Co.	6,526,023	0.8
3,696	@	Ferro Corp.	67,600	0.0
255,900		Graphic Packaging Holding Co.	3,526,302	0.4
73,800	@	Guyana Goldfields, Inc.	346,009	0.0
54,700		HB Fuller Co.	2,795,717	0.3
12,809		Innospec, Inc.	839,630	0.1
73,000		LyondellBasell Industries NV - Class A	6,160,470	0.7
273,300		Mosaic Co.	6,239,439	0.7
217,064	@	New Gold, Inc.	689,623	0.1
18,500		Packaging Corp. of America	2,060,715	0.2
78,794		PolyOne Corp.	3,052,480	0.4
18,200		PPG Industries, Inc.	2,001,272	0.2
3,700		Praxair, Inc.	490,435	0.1
9,849		Randgold Resources Ltd. ADR	871,243	0.1
37,900		Tahoe Resources, Inc.	326,744	0.0
18,986		Valvoline, Inc.	450,348	0.1
104,700		WestRock Co.	5,932,302	0.7
7,500		WR Grace & Co.	540,075	0.1
			60,691,533	7.1

		Real Estate: 3.0%
73,570		BUWOG AG	2,113,728	0.3
126,386	@	CBRE Group, Inc.	4,600,450	0.6
31,800		Extra Space Storage, Inc.	2,480,400	0.3
48,600		Gaming and Leisure Properties, Inc.	1,830,762	0.2
11,100		Goldcrest Co., Ltd.	245,988	0.0
1,257,044		Hibernia REIT plc	1,974,136	0.2
1,300		Highwoods Properties, Inc.	65,923	0.0
92,000		Hysan Development Co., Ltd.	439,060	0.0
28,609		Jones Lang LaSalle, Inc.	3,576,125	0.4
8,400		Monogram Residential Trust, Inc.	81,564	0.0
43,900		Olav Thon Eiendomsselskap ASA	883,390	0.1
36,641		Outfront Media, Inc.	847,140	0.1
323,644		Safestore Holdings PLC	1,772,607	0.2
313,548		Sino Land Co.	513,712	0.1
68,800		STORE Capital Corp.	1,544,560	0.2
203,000		TAI Cheung Holdings Ltd.	215,760	0.0
3,000		Urban Edge Properties	71,190	0.0
2,600		Ventas, Inc.	180,648	0.0
187,300		VEREIT, Inc.	1,524,622	0.2
300		Welltower, Inc.	22,455	0.0
452,300		Wing Tai Holdings Ltd.	653,988	0.1
			25,638,208	3.0

		Utilities: 1.6%
394,300		AES Corp.	4,380,673	0.5
550,500	@	Calpine Corp.	7,448,265	0.9
25,818	@	Dynegy, Inc.	213,515	0.0
38,400		Exelon Corp.	1,385,088	0.2
			13,427,541	1.6

	Total Common Stock
	(Cost $717,757,478)		843,766,413	99.4

PREFERRED STOCK: 0.2%
		Financials: 0.2%
49,856	@,P	GMAC Capital Trust I	1,306,228	0.2

	Total Preferred Stock
	(Cost $1,030,152)		1,306,228	0.2

	Total Long-Term Investments
	(Cost $718,787,630)		845,072,641	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.6%
111,086	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $111,096, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $113,308, due 07/28/17-09/09/49)	111,086	0.0

7

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,194,443	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,194,556, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,218,332, due 07/15/17-05/20/67)	1,194,443	0.2
1,133,037	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,133,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,155,698, due 07/13/17-12/01/51)	1,133,037	0.1
135,216	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $135,228, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $137,921, due 07/15/17-01/15/37)	135,216	0.0
66,412	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $66,419, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $67,741, due 07/07/17-01/15/30)	66,412	0.0
1,194,443	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,194,561, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,218,332, due 08/15/21-09/09/49)	1,194,443	0.2
1,194,400	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,194,528, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,218,285, due 01/15/19-02/15/46)	1,194,400	0.1
		5,029,037	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
4,528,345	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $4,528,345)	4,528,345	0.5

	Total Short-Term Investments
	(Cost $9,557,382)	9,557,382	1.1

	Total Investments in Securities (Cost $728,345,012)	$854,630,023	100.7
	Liabilities in Excess of Other Assets	(6,086,561)	(0.7)
	Net Assets	$848,543,462	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

  Cost for federal income tax purposes is $735,113,745.

  Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$171,106,425
Gross Unrealized Depreciation	(51,590,147)

Net Unrealized Appreciation	$119,516,278

8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 8.6%
169,490		Carnival Corp.	11,113,459	2.0
27,071		CBS Corp. - Class B	1,726,588	0.3
16,714	@	Charter Communications, Inc.	5,630,111	1.0
226,177		Comcast Corp. – Class A	8,802,809	1.6
235,146		General Motors Co.	8,213,650	1.4
1,179,963		Kingfisher PLC	4,621,841	0.8
109,502	@	Michael Kors Holdings Ltd.	3,969,448	0.7
46,057		Time Warner, Inc.	4,624,583	0.8
			48,702,489	8.6

		Consumer Staples: 5.0%
79,071		CVS Health Corp.	6,362,053	1.1
125,311		Mondelez International, Inc.	5,412,182	1.0
52,848		Philip Morris International, Inc.	6,206,998	1.1
133,233		Walgreens Boots Alliance, Inc.	10,433,476	1.8
			28,414,709	5.0

		Energy: 14.4%
253,924		Apache Corp.	12,170,578	2.2
165,965		Baker Hughes, Inc.	9,046,752	1.6
330,897		Canadian Natural Resources Ltd.	9,548,246	1.7
265,394		Devon Energy Corp.	8,484,646	1.5
58,530		Exxon Mobil Corp.	4,725,127	0.8
177,740		Occidental Petroleum Corp.	10,641,294	1.9
451,106		Royal Dutch Shell PLC - Class A	11,985,363	2.1
301,735	@	TechnipFMC PLC	8,207,192	1.4
132,850		Total S.A.	6,595,620	1.2
			81,404,818	14.4

		Financials: 33.6%
63,394		Aon PLC	8,428,232	1.5
974,605		Bank of America Corp.	23,643,917	4.2
53,205		BB&T Corp.	2,416,039	0.4
158,050		Charles Schwab Corp.	6,789,828	1.2
445,462		Citigroup, Inc.	29,792,499	5.3
371,587		Citizens Financial Group, Inc.	13,258,224	2.3
95,341		Comerica, Inc.	6,982,775	1.2
354,022		Fifth Third Bancorp	9,190,411	1.6
247,261		First Horizon National Corp.	4,307,287	0.8
30,568		Goldman Sachs Group, Inc.	6,783,039	1.2
257,681		JPMorgan Chase & Co.	23,552,044	4.2
59,841		Marsh & McLennan Cos., Inc.	4,665,204	0.8
379,390		Morgan Stanley	16,905,618	3.0
67,453		Northern Trust Corp.	6,557,106	1.2
89,257		PNC Financial Services Group, Inc.	11,145,522	2.0
104,774		State Street Corp.	9,401,371	1.7
37,217		Willis Towers Watson PLC	5,413,585	1.0
			189,232,701	33.6

		Health Care: 11.3%
25,228		Amgen, Inc.	4,345,018	0.8
28,700		Anthem, Inc.	5,399,331	1.0
113,448		Baxter International, Inc.	6,868,142	1.2
76,953		Cardinal Health, Inc.	5,996,178	1.1
89,520		Medtronic PLC	7,944,900	1.4
133,232		Merck & Co., Inc.	8,538,839	1.5
94,411		Novartis AG	7,885,830	1.4
304,874		Pfizer, Inc.	10,240,718	1.8
65,685		Sanofi	6,293,948	1.1
			63,512,904	11.3

		Industrials: 7.5%
54,098		Caterpillar, Inc.	5,813,371	1.0
119,160		CSX Corp.	6,501,370	1.2
44,823		General Dynamics Corp.	8,879,436	1.6
212,080		General Electric Co.	5,728,281	1.0
74,845		Ingersoll-Rand PLC - Class A	6,840,084	1.2
193,172		Johnson Controls International plc	8,375,938	1.5
			42,138,480	7.5

		Information Technology: 11.2%
282,510		Cisco Systems, Inc.	8,842,563	1.6
113,036		Cognizant Technology Solutions Corp.	7,505,590	1.3
217,404	@	eBay, Inc.	7,591,748	1.3
170,177		Intel Corp.	5,741,772	1.0
256,204		Juniper Networks, Inc.	7,142,967	1.3
268,447		Oracle Corp.	13,459,933	2.4
104,054	@	PayPal Holdings, Inc.	5,584,578	1.0
129,077		Qualcomm, Inc.	7,127,632	1.3
			62,996,783	11.2

		Materials: 2.4%
40,354		Agrium, Inc.	3,651,634	0.6
225,506		BHP Billiton Ltd.	4,019,391	0.7
260,335		Mosaic Co.	5,943,448	1.1
			13,614,473	2.4

		Telecommunication Services: 1.6%
81,312		Orange SA	1,294,076	0.2
82,733		Verizon Communications, Inc.	3,694,856	0.7
144,967		Vodafone Group PLC ADR	4,164,902	0.7
			9,153,834	1.6

		Utilities: 1.3%
83,197		FirstEnergy Corp.	2,426,024	0.4
77,794		PG&E Corp.	5,163,188	0.9
			7,589,212	1.3

	Total Common Stock
	(Cost $414,040,249)		546,760,403	96.9

9

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
14,988,182	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $14,988,182)	14,988,182	2.7

	Total Short-Term Investments
	(Cost $14,988,182)	14,988,182	2.7

	Total Investments in Securities (Cost $429,028,431)	$561,748,585	99.6
	Assets in Excess of Other Liabilities	2,056,677	0.4
	Net Assets	$563,805,262	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $431,841,235.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$151,395,385
Gross Unrealized Depreciation	(21,488,035)

Net Unrealized Appreciation	$129,907,350

10

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Argentina: 1.7%
38,220		Mercadolibre, Inc.	9,588,634	1.7

		Australia: 0.7%
767,166		Oil Search Ltd.	4,017,321	0.7

		Brazil: 8.5%
888,825		Ambev SA ADR	4,879,649	0.9
554,900		BB Seguridade Participacoes SA	4,793,757	0.9
785,750		CCR SA	4,003,580	0.7
615,587		Cielo SA	4,589,634	0.8
1,727,335		Kroton Educacional SA	7,737,526	1.4
1,044,307		Lojas Renner SA	8,668,672	1.6
318,000		Marcopolo SA	210,215	0.0
139,820		Raia Drogasil SA	2,975,432	0.5
306,700		Ultrapar Participacoes SA	7,248,818	1.3
353,606		Weg S.A.	1,891,364	0.4
			46,998,647	8.5

		China: 22.6%
333,000		AAC Technologies Holdings, Inc.	4,159,556	0.8
172,950	@	Alibaba Group Holding Ltd. ADR	24,368,655	4.4
24,250	@	Baidu, Inc. ADR	4,337,355	0.8
792,209	@	Hangzhou Robam Appliances Co. Ltd.	4,973,171	0.9
343,770	@	JD.com, Inc. ADR	13,482,660	2.4
57,250	@	Kweichow Moutai Co. Ltd.	3,984,573	0.7
1,284,400	@	Midea Group Co., Ltd.	8,154,079	1.5
1,463,000		Ping An Insurance Group Co. of China Ltd.	9,637,365	1.7
746,000		Shenzhou International Group Holdings Ltd.	4,905,228	0.9
1,047,600		Tencent Holdings Ltd.	37,582,609	6.8
389,057	@	Vipshop Holdings Ltd. ADR	4,104,551	0.7
135,410	@	Yum China Holdings, Inc.	5,339,216	1.0
			125,029,018	22.6

		Egypt: 0.7%
821,650		Commercial International Bank Egypt SAE REG GDR	3,697,425	0.7

		Hong Kong: 5.6%
2,891,600		AIA Group Ltd.	21,155,989	3.8
77,400		Jardine Matheson Holdings Ltd.	4,969,080	0.9
1,017,500		Techtronic Industries Co., Ltd.	4,675,409	0.9
			30,800,478	5.6

		India: 18.7%
305,410		Asian Paints Ltd.	5,205,210	0.9
246,310		HDFC Bank Ltd. ADR	21,421,581	3.9
138,860		HDFC Bank Ltd. - Foreign Premium	3,573,248	0.7
739,555		Housing Development Finance Corp.	18,469,661	3.3
293,028		IndusInd Bank Ltd.	6,699,488	1.2
375,596	L	Infosys Ltd. ADR	5,641,452	1.0
2,209,240		ITC Ltd.	11,051,585	2.0
359,860		Kotak Mahindra Bank Ltd.	5,317,545	1.0
95,388		Lupin Ltd.	1,563,916	0.3
349,596		Tata Consultancy Services Ltd.	12,769,337	2.3
123,223		Tata Motors Ltd. ADR	4,067,591	0.7
122,090		Ultratech Cement Ltd.	7,474,174	1.4
			103,254,788	18.7

		Indonesia: 3.2%
9,734,200		Astra International Tbk PT	6,521,889	1.2
4,845,400		Bank Central Asia Tbk PT	6,608,247	1.2
3,897,900		Bank Rakyat Indonesia	4,447,637	0.8
			17,577,773	3.2

		Macau: 0.7%
877,600		Sands China Ltd.	4,017,249	0.7

		Mexico: 2.5%
1,230,900	@	Becle SAB de CV	2,099,117	0.4
1,301,030		Grupo Financiero Banorte	8,254,762	1.5
637,480		Infraestructura Energetica Nova SAB de CV	3,397,669	0.6
			13,751,548	2.5

		Panama: 1.2%
57,960		Copa Holdings S.A.	6,781,320	1.2

		Peru: 1.2%
38,160		Credicorp Ltd.	6,845,522	1.2

		Russia: 3.2%
49,380	@	Magnit OAO	7,688,167	1.4
84,620		Magnit PJSC GDR	2,875,613	0.5
2,857,086	@	Sberbank	7,059,868	1.3
			17,623,648	3.2

		Saudi Arabia: 0.8%
173,016	@	Almarai Co.	4,449,734	0.8

		South Africa: 10.1%
240,820		Aspen Pharmacare Holdings Ltd.	5,284,147	0.9
749,828		Bid Corp. Ltd.	17,128,558	3.1
459,538		Bidvest Group Ltd.	5,533,936	1.0
40,441		Capitec Bank Holdings Ltd.	2,565,709	0.5
1,251,760		FirstRand Ltd.	4,514,257	0.8
273,510	L	Mr Price Group Ltd.	3,260,705	0.6
329,860		Remgro Ltd.	5,382,145	1.0
1,257,841		Sanlam Ltd.	6,229,920	1.1
1,266,200		Woolworths Holdings Ltd./South Africa	5,972,303	1.1
			55,871,680	10.1

		South Korea: 4.9%
19,113	#,@	Netmarble Games Corp.	2,589,272	0.4

11

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
20,470	#,@ Samsung Biologics Co. Ltd.	5,221,682	1.0
9,381	Samsung Electronics Co., Ltd.	19,538,952	3.5
		27,349,906	4.9

	Spain: 0.5%
405,440	Prosegur Cia de Seguridad SA	2,636,831	0.5

	Taiwan: 8.1%
684,501	Delta Electronics, Inc.	3,744,455	0.7
301,000	Eclat Textile Co. Ltd.	3,662,162	0.6
41,000	Largan Precision Co. Ltd.	6,527,797	1.2
945,000	President Chain Store Corp.	8,491,057	1.5
1,103,223	Taiwan Semiconductor Manufacturing Co., Ltd.	7,537,455	1.4
416,441	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,558,777	2.7
		44,521,703	8.1

	Thailand: 0.8%
709,000	Kasikornbank PCL	4,139,171	0.8

	Turkey: 0.5%
216,750	Ford Otomotiv Sanayi A/S	2,645,638	0.5

	United States: 1.8%
57,000	@ EPAM Systems, Inc.	4,793,130	0.9
86,470	@ Luxoft Holding, Inc.	5,261,699	0.9
		10,054,829	1.8

	Total Common Stock
	(Cost $405,885,863)	541,652,863	98.0

PREFERRED STOCK: 1.6%
	Brazil: 1.6%
727,335	Itau Unibanco Holding S.A.	8,068,327	1.5
1,028,210	Marcopolo SA	875,231	0.1

	Total Preferred Stock
	(Cost $10,594,562)	8,943,558	1.6

	Total Long-Term Investments
	(Cost $416,480,425)	550,596,421	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.5%
239,557	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $239,579, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $244,348, due 07/28/17-09/09/49)	239,557	0.0
2,033,217	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,033,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,073,881, due 07/15/17-05/20/67)	2,033,217	0.4
2,033,217	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,033,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,073,881, due 07/13/17-12/01/51)	2,033,217	0.4
291,593	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $291,618, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $297,425, due 07/15/17-01/15/37)	291,593	0.0

12

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
143,218	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $143,233, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $146,083, due 07/07/17-01/15/30)	143,218	0.0
833,868	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $833,950, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $850,545, due 08/15/21-09/09/49)	833,868	0.1
952,776	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $952,864, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $971,832, due 07/10/17-06/20/67)	952,776	0.2
2,033,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,033,417, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,073,858, due 01/15/19-02/15/46)	2,033,200	0.4
		8,560,646	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
8,708,540	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $8,708,540)	8,708,540	1.6

	Total Short-Term Investments
	(Cost $17,269,186)	17,269,186	3.1

	Total Investments in Securities (Cost $433,749,611)	$567,865,607	102.7
	Liabilities in Excess of Other Assets	(14,697,504)	(2.7)
	Net Assets	$553,168,103	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $434,511,333.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$156,690,497
Gross Unrealized Depreciation	(23,336,223)

Net Unrealized Appreciation	$133,354,274

13

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.8%
		Consumer Discretionary: 9.1%
542,129		Adient plc	35,444,394	0.6
124,982	@	Amazon.com, Inc.	120,982,576	1.9
1,799,573		Aramark	73,746,502	1.2
71,606	@	Autozone, Inc.	40,848,359	0.6
207,627		Home Depot, Inc.	31,849,982	0.5
945,096	@	Liberty Global PLC - Class C	29,468,093	0.5
655,325		Lowe's Cos, Inc.	50,807,347	0.8
703,052		Magna International, Inc.	32,572,399	0.5
403,786	@	O'Reilly Automotive, Inc.	88,324,150	1.4
957,545		Yum! Brands, Inc.	70,628,519	1.1
			574,672,321	9.1

		Consumer Staples: 7.7%
600,429		Altria Group, Inc.	44,713,947	0.7
725,152		British American Tobacco PLC	49,414,227	0.8
284,700		CVS Health Corp.	22,906,962	0.4
917,909		Dr Pepper Snapple Group, Inc.	83,630,689	1.3
172,076		Kraft Heinz Co.	14,736,589	0.2
1,096,879		Mondelez International, Inc.	47,374,204	0.8
349,168		PepsiCo, Inc.	40,325,412	0.6
1,194,700		Philip Morris International, Inc.	140,317,515	2.2
208,160		Tyson Foods, Inc.	13,037,061	0.2
358,777		Walgreens Boots Alliance, Inc.	28,095,827	0.5
			484,552,433	7.7

		Energy: 1.5%
1,832,100	L	Canadian Natural Resources Ltd.	52,837,764	0.9
806,124		Total S.A.	40,021,734	0.6
			92,859,498	1.5

		Financials: 7.5%
2,669,692		Bank of New York Mellon Corp.	136,207,686	2.2
2,144,000		Marsh & McLennan Cos., Inc.	167,146,240	2.6
333,874		PNC Financial Services Group, Inc.	41,690,846	0.7
525,961		State Street Corp.	47,194,480	0.8
941,000		Wells Fargo & Co.	52,140,810	0.8
192,917		Willis Towers Watson PLC	28,061,707	0.4
			472,441,769	7.5

		Health Care: 15.8%
2,619,444		Abbott Laboratories	127,331,173	2.0
372,883		Aetna, Inc.	56,614,826	0.9
232,100		Anthem, Inc.	43,664,973	0.7
638,235		Becton Dickinson & Co.	124,526,031	2.0
99,375	@	Biogen, Inc.	26,966,400	0.4
11,055	@	Bioverativ, Inc.	665,179	0.0
305,251		Cigna Corp.	51,095,965	0.8
1,107,172		Danaher Corp.	93,434,245	1.5
1,028,611		GlaxoSmithKline PLC	21,896,422	0.3
291,469		Humana, Inc.	70,133,271	1.1
1,760,907		PerkinElmer, Inc.	119,988,203	1.9
465,300		Perrigo Co. PLC	35,139,456	0.6
363,513		Thermo Fisher Scientific, Inc.	63,422,113	1.0
420,624		UnitedHealth Group, Inc.	77,992,102	1.2
1,426,445	s	Zoetis, Inc.	88,981,639	1.4
			1,001,851,998	15.8

		Industrials: 4.2%
140,300	s	Boeing Co.	27,744,325	0.5
150,997		Equifax, Inc.	20,750,008	0.3
482,708		Fortive Corp.	30,579,552	0.5
1,767,692		Johnson Controls International plc	76,647,125	1.2
437,793		Pentair PLC	29,130,746	0.5
1,511,361		Relx PLC	32,671,258	0.5
201,684		Roper Technologies, Inc.	46,695,896	0.7
			264,218,910	4.2

		Information Technology: 11.8%
14,700	@	Alphabet, Inc. - Class A	13,666,296	0.2
143,182	@	Alphabet, Inc. - Class C	130,113,779	2.1
244,900		Apple, Inc.	35,270,498	0.6
661,373		Fidelity National Information Services, Inc.	56,481,254	0.9
1,188,430	@	Fiserv, Inc.	145,392,526	2.3
199,317		Intuit, Inc.	26,471,291	0.4
457,948		Mastercard, Inc. - Class A	55,617,785	0.9
1,955,500		Microsoft Corp.	134,792,615	2.1
1,581,400		Visa, Inc. - Class A	148,303,692	2.3
			746,109,736	11.8

		Materials: 0.5%
797,389		Ball Corp.	33,657,790	0.5

		Real Estate: 1.8%
362,300		American Tower Corp.	47,939,536	0.8
481,537	@	SBA Communications Corp.	64,959,341	1.0
			112,898,877	1.8

		Utilities: 1.9%
142,700		DTE Energy Co.	15,096,233	0.2
1,594,252		PG&E Corp.	105,810,505	1.7
			120,906,738	1.9

	Total Common Stock
	(Cost $3,183,519,215)		3,904,170,070	61.8

PREFERRED STOCK: 3.3%
		Financials: 0.5%
250,000	@,P	Charles Schwab Corp. - Series C	6,790,000	0.1
23,000	@,L,P	Charles Schwab Corp. - Series D	627,210	0.0
159,269	@,L,P	State Street Corp. - Series E	4,263,631	0.1
86,513	@,P	State Street Corp. - Series G	2,373,052	0.0
166,000	@,L,P	US Bancorp - Series G	4,928,540	0.1

14

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
10,563	@	Wells Fargo & Co.	13,849,255	0.2
			32,831,688	0.5

		Health Care: 1.0%
1,107,035	@	Becton Dickinson and Co.	60,643,377	1.0

		Real Estate: 0.6%
297,065	@,L	American Tower Corp.	35,889,165	0.6

		Utilities: 1.2%
471,684	@,L	DTE Energy Co.	25,871,867	0.4
247,973	@,L	NextEra Energy, Inc.	13,393,022	0.2
189,375	@,P	SCE Trust I	4,757,100	0.1
29,790	@,L,P	SCE Trust II	755,177	0.0
324,305	@,L,P	SCE Trust III	9,106,484	0.1
540,000	@,P	SCE Trust IV	15,255,000	0.2
175,000	@,L,P	SCE Trust V	5,057,500	0.1
125,000	@,P	SCE Trust VI	3,107,500	0.1
			77,303,650	1.2

	Total Preferred Stock
	(Cost $185,928,950)		206,667,880	3.3

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.6%
			Basic Materials: 0.1%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,179,316	0.1

			Communications: 3.3%
	2,122,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	2,213,511	0.0
	7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,329,881	0.1
	9,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	9,386,953	0.2
	2,162,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	2,275,505	0.0
	3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	3,645,731	0.1
	12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	13,388,903	0.2
	7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	7,842,656	0.1
	6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	6,870,875	0.1
	4,600,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	4,922,000	0.1
	7,198,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	7,359,955	0.1
	2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	2,817,710	0.0
	2,500,000		Lamar Media Corp., 5.875%, 02/01/22	2,587,500	0.0
	6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/22	6,814,500	0.1
	5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/23	5,838,000	0.1
	16,075,000	#	Netflix, Inc., 4.375%, 11/15/26	16,075,000	0.3
	1,480,000		Netflix, Inc., 5.875%, 02/15/25	1,642,800	0.0
	510,000	#	Sirius XM Radio, Inc., 4.250%, 05/15/20	516,171	0.0
	5,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	5,433,750	0.1
	6,915,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	7,364,475	0.1
	9,100,000		Time Warner Cable LLC, 6.750%, 07/01/18	9,522,968	0.2
	11,550,000	#	Unitymedia GmbH, 6.125%, 01/15/25	12,445,125	0.2
	22,288,500	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	23,180,040	0.4
EUR	8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	10,502,730	0.2
	7,275,000		Verizon Communications, Inc., 2.250%, 03/16/22	7,365,326	0.1
	7,275,000		Verizon Communications, Inc., 3.125%, 03/16/22	7,378,145	0.1
	4,550,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	4,840,063	0.1
	6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,476,272	0.1
	9,700,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	9,930,375	0.2
				205,966,920	3.3

			Consumer, Cyclical: 2.2%
	18,165,000	#	Aramark Services, Inc., 5.000%, 04/01/25	19,232,194	0.3
	665,000		AutoZone, Inc., 1.625%, 04/21/19	661,214	0.0
	2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,889,769	0.1
	4,805,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 06/01/24	5,045,250	0.1

15

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,210,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	2,342,600	0.0
3,128,173		Continental Airlines, Inc., 4.150%, 10/11/25	3,292,402	0.1
615,400		Continental Airlines, Inc., 6.250%, 10/11/21	653,093	0.0
1,291,960		Continental Airlines, Inc., 7.250%, 11/10/19	1,435,690	0.0
859,143		Delta Air Lines, 5.300%, 10/15/20	904,248	0.0
836,297		Delta Air Lines, 7.750%, 06/17/21	920,973	0.0
12,775,000		Dollar Tree, Inc., 5.750%, 03/01/23	13,525,531	0.2
5,050,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	5,075,134	0.1
10,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	10,425,141	0.2
2,475,000	#	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24	2,515,219	0.0
14,850,000	#,L	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27	15,202,687	0.3
2,150,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	2,268,250	0.0
2,200,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	2,299,000	0.0
11,735,000		L Brands, Inc., 8.500%, 06/15/19	13,099,194	0.2
870,000		McDonald's Corp., 2.100%, 12/07/18	875,560	0.0
2,563,923		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	2,858,774	0.1
476,181		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	512,956	0.0
765,683		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	840,873	0.0
2,750,950		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	2,867,866	0.1
860,577		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	907,908	0.0
12,850,000		Yum! Brands, Inc., 3.750%, 11/01/21	13,123,062	0.2
5,150,000	L	Yum! Brands, Inc., 3.875%, 11/01/20	5,330,250	0.1
6,260,000		Yum! Brands, Inc., 3.875%, 11/01/23	6,220,875	0.1
2,190,000		Yum! Brands, Inc., 5.300%, 09/15/19	2,318,662	0.0
935,000		Yum! Brands, Inc., 5.350%, 11/01/43	848,513	0.0
570,000		Yum! Brands, Inc., 6.875%, 11/15/37	618,450	0.0
			139,111,338	2.2

		Consumer, Non-cyclical: 4.3%
5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,038,341	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 2.430%, 02/01/21	6,642,029	0.1
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	2,966,430	0.0
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	3,762,690	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/21	5,589,675	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,357,730	0.1
6,185,000		Becton Dickinson and Co., 2.253%, 06/06/22	6,203,407	0.1
6,345,000		Becton Dickinson and Co., 3.363%, 06/06/24	6,366,827	0.1
8,050,000		Centene Corp., 4.750%, 01/15/25	8,291,500	0.1
8,282,000		Centene Corp., 4.750%, 05/15/22	8,685,747	0.1
19,569,000		Centene Corp., 5.625%, 02/15/21	20,449,605	0.3
12,725,000		Centene Corp., 6.125%, 02/15/24	13,789,828	0.2
3,920,000		Ecolab, Inc., 2.000%, 01/14/19	3,938,671	0.1
14,793,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	15,699,071	0.3
7,975,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	8,872,187	0.1
1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,425,079	0.0
3,000,000		HCA, Inc., 3.750%, 03/15/19	3,067,500	0.1
6,285,000		HCA, Inc., 4.250%, 10/15/19	6,536,400	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/20	36,629,687	0.6
17,100,000		HCA, Inc., 8.000%, 10/01/18	18,386,775	0.3
15,245,000	#	Hologic, Inc., 5.250%, 07/15/22	16,064,419	0.3
7,695,000	#	IHS Markit Ltd., 5.000%, 11/01/22	8,344,227	0.1
2,315,000		Kroger Co., 2.000%, 01/15/19	2,313,815	0.0
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	7,256,699	0.1

16

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,145,000		Medtronic Global Holdings SCA, 3.350%, 04/01/27	4,231,282	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/20	4,931,996	0.1
3,890,000		Philip Morris International, Inc., 1.592%, 02/21/20	3,909,843	0.1
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/20	5,834,242	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/22	7,323,340	0.1
6,950,000	#	Reckitt Benckiser Treasury Services PLC, 1.856%, 06/24/22	6,961,759	0.1
4,995,000		Service Corp. International/US, 5.375%, 05/15/24	5,294,201	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/24	2,260,125	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/22	4,846,763	0.1
1,850,000		Teleflex, Inc., 4.875%, 06/01/26	1,900,875	0.0
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,096,750	0.0
880,000	#	Universal Health Services, Inc., 3.750%, 08/01/19	900,900	0.0
			269,170,415	4.3

		Energy: 1.4%
7,812,000		Concho Resources, Inc., 5.500%, 10/01/22	8,046,360	0.1
20,850,000		Concho Resources, Inc., 5.500%, 04/01/23	21,527,625	0.3
2,250,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	2,250,000	0.0
3,645,000		EQT Corp., 8.125%, 06/01/19	4,024,138	0.1
5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,681,625	0.1
6,750,000		Range Resources Corp., 4.875%, 05/15/25	6,446,250	0.1
12,700,000	#	Range Resources Corp., 5.000%, 03/15/23	12,477,750	0.2
4,975,000	#	Range Resources Corp., 5.000%, 08/15/22	4,912,813	0.1
10,335,000		Shell International Finance BV, 1.632%, 05/11/20	10,432,997	0.2
4,800,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	4,710,000	0.1
4,225,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	4,351,750	0.1
3,125,000		Targe Resources Partners, 4.125%, 11/15/19	3,175,781	0.0
			88,037,089	1.4

		Financial: 3.1%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,299,970	0.1
6,150,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	6,218,265	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	9,137,187	0.1
2,800,000		CBRE Services, Inc., 5.000%, 03/15/23	2,917,751	0.0
12,532,000		Crown Castle International Corp., 4.875%, 04/15/22	13,703,466	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/23	23,019,373	0.4
16,721,000	#	HUB International Ltd, 7.875%, 10/01/21	17,473,445	0.3
5,025,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	5,226,000	0.1
11,385,000		Iron Mountain, Inc., 5.750%, 08/15/24	11,669,625	0.2
13,295,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	13,810,181	0.2
1,950,000		Iron Mountain, Inc., 6.000%, 08/15/23	2,081,625	0.0
15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	15,771,063	0.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,182,332	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/22	2,718,842	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	1,147,203	0.0
12,605,000		PNC Financial Services Group, Inc./The, 5.000%, 12/29/49	13,014,663	0.2
16,115,000		SBA Communications Corp., 4.875%, 07/15/22	16,638,738	0.3
18,525,000	#	SBA Communications Corp., 4.875%, 09/01/24	18,895,500	0.3
6,640,000		State Street Corp., 5.250%, 12/29/49	7,021,800	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,393,851	0.1
4,935,000		US Bancorp, 5.300%, 12/31/49	5,268,113	0.1
			198,608,993	3.1

		Industrial: 0.8%
4,335,000		Amphenol Corp., 2.200%, 04/01/20	4,348,976	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/24	2,189,729	0.0

17

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
5,085,000		Burlington Northern Santa Fe LLC, 3.250%, 06/15/27	5,208,667	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,213,486	0.0
3,525,000		CNH Industrial Capital LLC, 3.875%, 07/16/18	3,591,975	0.1
625,000		Fortive Corp., 1.800%, 06/15/19	620,839	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/23	1,499,683	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,306,250	0.0
8,525,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.658%, 07/15/21	8,684,844	0.2
625,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	650,000	0.0
17,025,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	17,443,645	0.3
1,247,661		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,283,531	0.0
775,000		Welbilt, Inc., 9.500%, 02/15/24	902,875	0.0
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/26	1,182,496	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	920,297	0.0
			52,047,293	0.8

		Technology: 1.1%
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	6,926,635	0.1
53,430,000		Microsoft Corp., 3.300%, 02/06/27	55,002,926	0.9
5,915,000	#	MSCI, Inc., 5.250%, 11/15/24	6,299,475	0.1
2,735,000	#	MSCI, Inc., 5.750%, 08/15/25	2,976,008	0.0
1,050,000	#	NXP BV / NXP Funding LLC, 4.125%, 06/15/20	1,105,461	0.0
			72,310,505	1.1

		Utilities: 1.3%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,309,451	0.1
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,090,106	0.0
865,000	+	Dominion Energy, Inc., 2.962%, 07/01/19	878,391	0.0
14,375,000		DTE Energy Co., 3.800%, 03/15/27	14,725,577	0.2
7,250,000		Edison International, 2.125%, 04/15/20	7,262,347	0.1
10,970,000		NiSource Finance Corp., 3.490%, 05/15/27	11,069,103	0.2
7,555,000		NiSource Finance Corp., 4.375%, 05/15/47	7,833,915	0.1
2,870,000		NSTAR Electric Co., 3.200%, 05/15/27	2,892,595	0.1
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/27	7,457,349	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,090,848	0.1
7,000,000		Southern Co/The, 1.550%, 07/01/18	6,983,417	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/19	3,199,237	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,463,340	0.0
5,095,000		Virginia Electric & Power Co., 3.500%, 03/15/27	5,249,985	0.1
			79,505,661	1.3

	Total Corporate Bonds/Notes
	(Cost $1,088,521,775)		1,110,937,530	17.6

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
2,653,913	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,675,650	0.0
6,267,637	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	6,421,104	0.1
3,944,738	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	3,989,524	0.1

	Total Asset-Backed Securities
	(Cost $12,866,287)		13,086,278	0.2

BANK LOANS: 1.2%
		Communications: 0.1%
3,153,438		Charter Communications Operating LLC Term Loan E, 3.230%, 07/01/20	3,165,017	0.1
2,031,976		Charter Communications Operating LLC Term Loan F, 3.230%, 01/03/21	2,040,018	0.0
			5,205,035	0.1

		Consumer, Cyclical: 0.0%
525,000		Dollar Tree, Inc. - TL B2 1L, 4.250%, 07/06/22	532,954	0.0
544,853		Kasima LLC - Term Loan B, 3.800%, 05/17/21	548,031	0.0
			1,080,985	0.0

		Consumer, Non-cyclical: 0.4%
14,660,000		Change Healthcare Holdings LLC - TL B 1L, 3.976%, 03/01/24	14,680,612	0.2

18

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
9,515,688	Chobani LLC - TL B 1L, 5.476%, 10/09/23	9,594,982	0.2
3,033,687	DaVita HealthCare Partners, Inc. Term Loan B, 4.043%, 06/24/21	3,055,086	0.0
720,610	Prestige Brands, Inc. Term Loan B4, 3.976%, 01/20/24	724,920	0.0
		28,055,600	0.4

	Financial: 0.6%
35,612,549	HUB International Ltd., 4.287%, 10/02/20	35,785,270	0.6

	Industrial: 0.1%
8,421,667	Manitowoc Foodservice, Inc. Term Loan B, 4.226%, 03/04/23	8,500,620	0.1

	Technology: 0.0%
1,170,000	Fiserv, Inc. TL, 2.243%, 10/25/18	1,164,150	0.0

	Total Bank Loans
	(Cost $78,580,770)	79,791,660	1.2

	Total Long-Term Investments
	(Cost $4,549,416,997)	5,314,653,418	84.1

SHORT-TERM INVESTMENTS: 16.2%
	Corporate Bonds/Notes: 2.7%
1,795,000	Amphenol Corp., 1.550%, 09/15/17	1,794,679	0.0
1,935,000	Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,935,104	0.0
3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,597,692	0.1
8,925,000	Chevron Corp., 1.365%, 03/02/18	8,923,652	0.1
9,950,000	CNH Industrial Capital LLC, 3.625%, 04/15/18	10,062,435	0.2
575,000	# Cox Communications, Inc., 6.250%, 06/01/18	596,340	0.0
1,525,000	DISH DBS Corp., 4.250%, 04/01/18	1,548,363	0.0
9,032,000	DISH DBS Corp., 4.625%, 07/15/17	9,043,290	0.2
3,735,000	Eli Lilly & Co., 1.250%, 03/01/18	3,731,586	0.1
275,000	Enbridge Energy Partners L.P., 6.500%, 04/15/18	284,811	0.0
3,745,000	EQT Corp., 6.500%, 04/01/18	3,868,057	0.1
4,250,000	Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,250,791	0.1
8,450,000	Ford Motor Credit Co. LLC, 1.739%, 09/08/17	8,452,755	0.1
12,600,000	Ford Motor Credit Co. LLC, 1.793%, 12/06/17	12,611,126	0.2
3,855,000	Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,868,639	0.1
1,975,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,025,981	0.0
3,850,000	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	3,871,206	0.1
1,765,000	Harris Corp., 1.999%, 04/27/18	1,767,778	0.0
2,190,000	Johnson & Johnson, 1.125%, 11/21/17	2,188,627	0.0
5,805,000	Medtronic, Inc., 1.500%, 03/15/18	5,806,921	0.1
35,133,000	# NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,747,828	0.6
1,145,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,145,498	0.0
1,640,000	PepsiCo, Inc., 1.250%, 04/30/18	1,637,537	0.0
15,000,000	Pfizer, Inc., 1.200%, 06/01/18	14,974,095	0.2
175,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	183,244	0.0
2,680,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	2,679,426	0.0
18,565,000	Visa, Inc., 1.200%, 12/14/17	18,557,110	0.3
3,700,000	Yum! Brands, Inc., 6.250%, 03/15/18	3,820,250	0.1
		168,974,821	2.7

	Securities Lending Collateralcc: 0.2%
450,722	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $450,763, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $459,736, due 07/28/17-09/09/49)	450,722	0.0
3,336,728	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,337,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,403,462, due 07/15/17-05/20/67)	3,336,728	0.1

19

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,336,728	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,337,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,403,463, due 07/13/17-12/01/51)	3,336,728	0.1
548,628	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $548,676, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $559,601, due 07/15/17-01/15/37)	548,628	0.0
269,462	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $269,490, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $274,853, due 07/07/17-01/15/30)	269,462	0.0
2,770,109	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,770,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,825,511, due 07/10/17-06/20/67)	2,770,109	0.0
3,336,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,337,057, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,403,424, due 01/15/19-02/15/46)	3,336,700	0.0
		14,049,077	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 13.3%
840,008,753	T. Rowe Price Reserve Investment Fund, 1.000%††
	(Cost $840,008,753)	840,008,753	13.3

	Total Short-Term Investments
	(Cost $1,022,341,078)	1,023,032,651	16.2

	Total Investments in Securities (Cost $5,571,758,075)	$6,337,686,069	100.3
	Liabilities in Excess of Other Assets	(18,841,711)	(0.3)
	Net Assets	$6,318,844,358	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
s	All or a portion of this security is pledged to cover open written call options at June 30, 2017.

EUR	EU Euro

Cost for federal income tax purposes is $5,581,609,650.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$789,034,756
Gross Unrealized Depreciation	(32,958,337)

Net Unrealized Appreciation	$756,076,419

20

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 8.1%
88,859		Adient plc	5,809,602	0.6
68,500		Carnival Corp.	4,491,545	0.5
327,800		Comcast Corp. – Class A	12,757,976	1.3
318,000		Ford Motor Co.	3,558,420	0.4
150,900	L	Kohl's Corp.	5,835,303	0.6
166,479		Las Vegas Sands Corp.	10,636,343	1.1
147,300		Macy's, Inc.	3,423,252	0.3
286,700		Mattel, Inc.	6,172,651	0.6
596,200		News Corp - Class A	8,167,940	0.8
11,766		Time Warner, Inc.	1,181,424	0.1
510,800		Twenty-First Century Fox, Inc. - Class B	14,235,996	1.4
35,600		Walt Disney Co.	3,782,500	0.4
			80,052,952	8.1

		Consumer Staples: 6.3%
242,600		Archer-Daniels-Midland Co.	10,038,788	1.0
158,200	@	Avon Products, Inc.	601,160	0.1
245,275		Coty, Inc - Class A	4,601,359	0.5
175,986		Diageo PLC	5,200,725	0.5
61,200		Kellogg Co.	4,250,952	0.4
101,400		PepsiCo, Inc.	11,710,686	1.2
58,200		Philip Morris International, Inc.	6,835,590	0.7
160,700		Tyson Foods, Inc.	10,064,641	1.0
124,600		Wal-Mart Stores, Inc.	9,429,728	0.9
			62,733,629	6.3

		Energy: 9.4%
159,475		Apache Corp.	7,643,637	0.8
134,500		Canadian Natural Resources Ltd.	3,878,980	0.4
96,290		Chevron Corp.	10,045,936	1.0
28,840		EQT Corp.	1,689,735	0.2
296,524		Exxon Mobil Corp.	23,938,382	2.4
186,400		Hess Corp.	8,177,368	0.8
192,700		Occidental Petroleum Corp.	11,536,949	1.2
136,100		Royal Dutch Shell PLC - Class A ADR	7,239,159	0.7
358,500		Total S.A. ADR	17,778,015	1.8
29,600		TransCanada Corp.	1,411,032	0.1
			93,339,193	9.4

		Financials: 26.1%
106,500		American International Group, Inc.	6,658,380	0.7
74,900		American Express Co.	6,309,576	0.6
99,300		Ameriprise Financial, Inc.	12,639,897	1.3
133,419		Bank of America Corp.	3,236,745	0.3
175,900		Bank of New York Mellon Corp.	8,974,418	0.9
35,125		Chubb Ltd.	5,106,472	0.5
227,100		Citigroup, Inc.	15,188,448	1.5
454,400		Fifth Third Bancorp	11,796,224	1.2
389,944		JPMorgan Chase & Co.	35,640,882	3.6
405,600		Keycorp	7,600,944	0.8
319,100		Loews Corp.	14,937,071	1.5
113,000		Marsh & McLennan Cos., Inc.	8,809,480	0.9
292,100		Metlife, Inc.	16,047,974	1.6
466,400		Morgan Stanley	20,782,784	2.1
96,600		Northern Trust Corp.	9,390,486	1.0
74,800		PNC Financial Services Group, Inc.	9,340,276	0.9
807,334	@	Royal Bank of Scotland Group PLC	2,605,032	0.3
189,500		State Street Corp.	17,003,835	1.7
245,000		US Bancorp	12,720,400	1.3
423,700		Wells Fargo & Co.	23,477,217	2.4
38,209		Willis Towers Watson PLC	5,557,881	0.6
86,600		XL Group Ltd.	3,793,080	0.4
			257,617,502	26.1

		Health Care: 10.6%
89,164		Anthem, Inc.	16,774,423	1.7
41,300		Becton Dickinson & Co.	8,058,043	0.8
162,000		Bristol-Myers Squibb Co.	9,026,640	0.9
143,800		Gilead Sciences, Inc.	10,178,164	1.0
252,816		GlaxoSmithKline PLC	5,381,788	0.5
153,600		Johnson & Johnson	20,319,744	2.1
116,200		Medtronic PLC	10,312,750	1.1
147,600		Merck & Co., Inc.	9,459,684	1.0
451,676		Pfizer, Inc.	15,171,797	1.5
			104,683,033	10.6

		Industrials: 10.5%
96,300		Boeing Co.	19,043,325	1.9
22,000		Cummins, Inc.	3,568,840	0.4
47,900		Delta Air Lines, Inc.	2,574,146	0.3
157,500		Emerson Electric Co.	9,390,150	0.9
101,112	L	Flowserve Corp.	4,694,630	0.5
457,600		General Electric Co.	12,359,776	1.3
84,100		Illinois Tool Works, Inc.	12,047,325	1.2
379,491		Johnson Controls International plc	16,454,730	1.7
97,000		Pentair PLC	6,454,380	0.7
69,300		Southwest Airlines Co.	4,306,302	0.4
101,300		United Parcel Service, Inc. - Class B	11,202,767	1.1
11,100		United Technologies Corp.	1,355,421	0.1
			103,451,792	10.5

		Information Technology: 9.7%
38,400		Analog Devices, Inc.	2,987,520	0.3
30,000		Apple, Inc.	4,320,600	0.4
254,100		Applied Materials, Inc.	10,496,871	1.1
52,400		CA, Inc.	1,806,228	0.2
386,000		Cisco Systems, Inc.	12,081,800	1.2
131,100		Harris Corp.	14,300,388	1.4
288,200		Microsoft Corp.	19,865,626	2.0
269,900		Qualcomm, Inc.	14,903,878	1.5
45,900		TE Connectivity Ltd.	3,611,412	0.4
74,500		Texas Instruments, Inc.	5,731,285	0.6
63,300		Western Digital Corp.	5,608,380	0.6
			95,713,988	9.7

		Materials: 5.0%
11,214		Akzo Nobel NV	975,268	0.1

21

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
271,500		CF Industries Holdings, Inc.	7,591,140	0.8
209,400		Du Pont E I de Nemours & Co.	16,900,674	1.7
180,493		International Paper Co.	10,217,709	1.0
99,200		Nucor Corp.	5,740,704	0.6
61,200		Vulcan Materials Co.	7,752,816	0.8
			49,178,311	5.0

		Real Estate: 2.1%
95,400		Equity Residential	6,280,182	0.6
272,233		Rayonier, Inc.	7,832,143	0.8
206,751		Weyerhaeuser Co.	6,926,159	0.7
			21,038,484	2.1

		Telecommunication Services: 2.9%
173,710	L	CenturyLink, Inc.	4,148,195	0.4
322,262		Telefonica S.A.	3,335,940	0.3
403,458		Verizon Communications, Inc.	18,018,434	1.9
1,045,306		Vodafone Group PLC	2,968,636	0.3
			28,471,205	2.9

		Utilities: 5.7%
228,400		AES Corp.	2,537,524	0.3
120,800		Edison International	9,445,352	1.0
205,100		Exelon Corp.	7,397,957	0.7
403,400		NiSource, Inc.	10,230,224	1.0
195,000		PG&E Corp.	12,942,150	1.3
177,830		Southern Co.	8,514,500	0.9
114,200		Xcel Energy, Inc.	5,239,496	0.5
			56,307,203	5.7

	Total Common Stock
	(Cost $731,257,551)		952,587,292	96.4

PREFERRED STOCK: 1.9%
		Health Care: 0.7%
125,262	@	Becton Dickinson and Co.	6,861,852	0.7

		Utilities: 1.2%
34,013	@	DTE Energy Co.	1,865,613	0.2
60,845	@	Great Plains Energy, Inc.	3,227,219	0.3
130,859	@	NextEra Energy, Inc.	7,067,695	0.7
			12,160,527	1.2

	Total Preferred Stock
	(Cost $17,428,114)		19,022,379	1.9

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Technology: 0.2%
1,575,000	Western Digital Corp., 10.500%, 04/01/24	1,861,933	0.2

	Total Corporate Bonds/Notes
	(Cost $1,566,848)	1,861,933	0.2

	Total Long-Term Investments
	(Cost $750,252,513)	973,471,604	98.5

SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 1.0%
325,622	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $325,652, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $332,134, due 07/28/17-09/09/49)	325,622	0.0
2,410,653	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,410,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,458,866, due 07/15/17-05/20/67)	2,410,653	0.2
2,410,653	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $2,410,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,458,866, due 07/13/17-12/01/51)	2,410,653	0.3
396,354	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $396,389, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $404,282, due 07/15/17-01/15/37)	396,354	0.0

22

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
194,671	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $194,691, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $198,565, due 07/07/17-01/15/30)	194,671	0.0
2,001,158	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,001,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,041,181, due 07/10/17-06/20/67)	2,001,158	0.2
2,410,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $2,410,958, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,458,907, due 01/15/19-02/15/46)	2,410,700	0.3
		10,149,811	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
15,300,694	T. Rowe Price Reserve Investment Fund, 1.000%††
	(Cost $15,300,694)	15,300,694	1.6

	Total Short-Term Investments
	(Cost $25,450,505)	25,450,505	2.6

	Total Investments in Securities (Cost $775,703,018)	$998,922,109	101.1
	Liabilities in Excess of Other Assets	(11,269,948)	(1.1)
	Net Assets	$987,652,161	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $782,467,593.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$248,418,637
Gross Unrealized Depreciation	(31,964,121)

Net Unrealized Appreciation	$216,454,516

23

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 2.1%
218,039		Amcor Ltd.	2,716,266	1.1
800,321		South32 Ltd.	1,648,263	0.7
35,079		Woodside Petroleum Ltd.	804,677	0.3
			5,169,206	2.1

		Austria: 1.1%
71,241	@	Erste Group Bank AG	2,728,875	1.1

		Belgium: 0.5%
15,937		KBC Group NV	1,208,331	0.5

		Brazil: 1.3%
252,634		BB Seguridade Participacoes SA	2,182,494	0.9
72,736		Tim Participacoes SA ADR	1,076,493	0.4
			3,258,987	1.3

		Canada: 3.2%
37,946		Alimentation Couche-Tard, Inc.	1,818,880	0.8
87,700		Canadian Natural Resources Ltd.	2,530,640	1.0
14,700		Canadian Pacific Railway Ltd.	2,365,172	1.0
28,100		Sun Life Financial, Inc.	1,004,562	0.4
			7,719,254	3.2

		China: 6.2%
20,800	@,L	58.com, Inc. ADR	917,488	0.4
18,421	@	Alibaba Group Holding Ltd. ADR	2,595,519	1.1
2,150	@	Baidu, Inc. ADR	384,549	0.2
698,000		China Mengniu Dairy Co., Ltd.	1,368,600	0.6
594,000		China Overseas Land & Investment Ltd.	1,738,385	0.7
28,300	@	Ctrip.com International Ltd. ADR	1,524,238	0.6
133,500		Gree Electric Appliances, Inc. of Zhuhai	810,708	0.3
23,220		Kweichow Moutai Co. Ltd.	1,616,884	0.7
112,200		Tencent Holdings Ltd.	4,025,170	1.6
			14,981,541	6.2

		Denmark: 0.7%
54,199		GN Store Nord	1,582,556	0.7

		Finland: 1.4%
67,530		Sampo OYJ	3,464,676	1.4

		France: 5.7%
16,360		Air Liquide SA	2,022,035	0.8
31,074		BNP Paribas	2,237,107	0.9
1,435		Dassault Aviation SA	2,005,419	0.8
22,307		Sanofi	2,137,461	0.9
28,645		Schneider Electric SE	2,201,358	0.9
65,852		Total S.A.	3,269,362	1.4
			13,872,742	5.7

		Germany: 7.0%
45,978		Bayer AG	5,959,230	2.4
6,432		Beiersdorf AG	676,529	0.3
32,728		Fresenius SE & Co. KGaA	2,809,801	1.2
7,453		Linde AG	1,418,705	0.6
14,620		Merck KGaA	1,769,005	0.7
40,480	#	Scout24 AG	1,489,014	0.6
310,146		Telefonica Deutschland Holding AG	1,551,042	0.6
20,882		Wirecard AG	1,331,945	0.6
			17,005,271	7.0

		Hong Kong: 5.0%
601,000		AIA Group Ltd.	4,397,133	1.8
422,740		CK Hutchison Holdings Ltd.	5,305,195	2.2
39,200		Jardine Matheson Holdings Ltd.	2,516,482	1.0
			12,218,810	5.0

		India: 5.0%
73,968		Axis Bank Ltd.	591,508	0.2
29,163		Axis Bank Ltd. GDR	1,161,595	0.5
132,704		Housing Development Finance Corp.	3,314,152	1.4
105,200		Infosys Ltd.	1,522,744	0.6
915,798		NTPC Ltd.	2,250,698	0.9
432,272		Power Grid Corp. of India Ltd.	1,407,560	0.6
26,614		Tata Consultancy Services Ltd.	972,102	0.4
263,082		Wipro Ltd.	1,051,178	0.4
			12,271,537	5.0

		Indonesia: 1.5%
1,659,800		Bank Central Asia Tbk PT	2,263,666	0.9
4,778,100		Sarana Menara Nusantara Tbk PT	1,358,770	0.6
			3,622,436	1.5

		Italy: 0.9%
261,329		Banca Mediolanum SpA	2,170,251	0.9

		Japan: 14.9%
38,300		Air Water, Inc.	706,852	0.3
270,400		Astellas Pharma, Inc.	3,314,212	1.4
45,500		Chugai Pharmaceutical Co., Ltd.	1,704,700	0.7
31,700		Credit Saison Co., Ltd.	620,716	0.2
39,700		CyberAgent, Inc.	1,232,946	0.5
46,300		Fujitsu General Ltd.	1,073,698	0.4
99,800		Inpex Corp.	963,615	0.4
81,500		Japan Tobacco, Inc.	2,864,571	1.2
38,300		Kansai Paint Co., Ltd.	884,201	0.4
29,400		Koito Manufacturing Co., Ltd.	1,520,290	0.6
203,100		Mitsubishi Electric Corp.	2,937,355	1.2
77,600		Nippon Telegraph & Telephone Corp.	3,663,038	1.5
38,600		Olympus Corp.	1,414,243	0.6
59,800	@	Renesas Electronics Corp.	522,851	0.2

24

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
78,000		Seven & I Holdings Co., Ltd.	3,218,627	1.3
21,700		Square Enix Holdings Co., Ltd.	711,151	0.3
221,000		Sumitomo Corp.	2,881,879	1.2
30,800		Suzuki Motor Corp.	1,467,250	0.6
61,200		Tokio Marine Holdings, Inc.	2,546,732	1.0
485,300		Yahoo! Japan Corp.	2,109,709	0.9
			36,358,636	14.9

		Malaysia: 0.3%
1,403,100		Astro Malaysia Holdings Bhd	826,958	0.3

		Mexico: 1.0%
262,873		Grupo Financiero Santander Mexico SAB de CV ADR	2,534,096	1.0

		Netherlands: 3.0%
59,211	@	Altice NV	1,364,188	0.6
12,912		ASML Holding NV	1,683,118	0.7
19,266		Airbus SE	1,589,940	0.6
23,500	@	NXP Semiconductor NV - NXPI - US	2,572,075	1.1
			7,209,321	3.0

		Peru: 0.3%
3,775		Credicorp Ltd.	677,197	0.3

		South Africa: 0.4%
289,220		FirstRand Ltd.	1,043,022	0.4

		South Korea: 3.4%
2,279		LG Household & Health Care Ltd.	1,980,230	0.8
6,311	#,@	Netmarble Games Corp.	854,962	0.3
3,066		NAVER Corp.	2,247,473	0.9
1,549		Samsung Electronics Co., Ltd.	3,226,291	1.4
			8,308,956	3.4

		Spain: 2.3%
51,115		Amadeus IT Group SA	3,055,443	1.2
122,693		Grifols SA ADR	2,592,503	1.1
			5,647,946	2.3

		Sweden: 2.9%
97,178	@	Essity AB	2,658,792	1.1
43,927		Hexagon AB	2,086,957	0.9
79,038		Svenska Cellulosa AB SCA	597,923	0.2
125,662		Svenska Handelsbanken AB	1,799,747	0.7
			7,143,419	2.9

		Switzerland: 6.8%
65,757		GAM Holding Ltd.	884,093	0.4
56,108		Julius Baer Group Ltd.	2,964,535	1.2
79,298		Nestle S.A.	6,916,187	2.8
5,350		Novartis AG	446,867	0.2
21,055		Roche Holding AG	5,379,867	2.2
			16,591,549	6.8

		Taiwan: 1.8%
644,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,399,945	1.8

		Thailand: 0.5%
610,200		CP ALL PCL	1,126,496	0.5

		United Arab Emirates: 0.6%
69,940		DP World Ltd.	1,463,145	0.6

		United Kingdom: 12.7%
126,145		Aviva PLC	865,280	0.4
51,581		British American Tobacco PLC	3,514,898	1.4
48,777		Burberry Group PLC	1,055,477	0.4
189,540		Capita Group PLC	1,708,050	0.7
357,320	#,@	ConvaTec Group PLC	1,485,537	0.6
28,802		easyJet PLC	510,233	0.2
73,892		Experian PLC	1,516,481	0.6
58,888	@	Liberty Global PLC LILAC Group C	1,260,792	0.5
24,623	@,L	LivaNova PLC	1,507,174	0.6
1,739,340		Lloyds Banking Group Plc	1,498,930	0.6
95,234		Prudential PLC	2,185,991	0.9
25,469		Reckitt Benckiser Group PLC	2,581,885	1.1
266,402	@	Royal Bank of Scotland Group PLC	859,602	0.4
72,200		Shire PLC	3,981,053	1.6
137,793		Smith & Nephew PLC	2,379,491	1.0
1,016,931		Vodafone Group PLC	2,888,052	1.2
55,984		WPP PLC	1,178,843	0.5
			30,977,769	12.7

		United States: 5.2%
27,400		Colgate-Palmolive Co.	2,031,162	0.8
74,100	@	Liberty Global PLC - Class C	2,310,438	0.9
15,400		Mastercard, Inc. - Class A	1,870,330	0.8
16,700		Philip Morris International, Inc.	1,961,415	0.8
2,423	@	Priceline.com, Inc.	4,532,270	1.9
			12,705,615	5.2

	Total Common Stock
	(Cost $202,062,256)		238,288,543	97.7

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	@	Xiaoju Kuaizhi, Inc., Series A-17	480,137	0.2

	Total Preferred Stock
	(Cost $258,546)		480,137	0.2

	Total Long-Term Investments
	(Cost $202,320,802)		238,768,680	97.9

25

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.4%
45,098	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $45,102, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $46,000, due 07/28/17-09/09/49)	45,098	0.0
944,892	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $944,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $963,790, due 07/15/17-05/20/67)	944,892	0.4
54,894	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $54,899, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $55,992, due 07/15/17-01/15/37)	54,894	0.0
26,961	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.26%, due 07/03/17 (Repurchase Amount $26,964, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $27,500, due 07/07/17-01/15/30)	26,961	0.0
		1,071,845	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,191,172	T. Rowe Price Reserve Investment Fund, 1.000%††
	(Cost $1,191,172)	1,191,172	0.5

	Total Short-Term Investments
	(Cost $2,263,017)	2,263,017	0.9

	Total Investments in Securities (Cost $204,583,819)	$241,031,697	98.8
	Assets in Excess of Other Liabilities	2,848,685	1.2
	Net Assets	$243,880,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $206,627,000.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,586,951
Gross Unrealized Depreciation	(7,182,254)

Net Unrealized Appreciation	$34,404,697

26

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.8%
		Basic Materials: 7.4%
750,000		Aleris International, Inc., 7.875%, 11/01/20	710,625	0.1
2,140,000	#,L	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	2,212,225	0.4
1,760,000	L	ArcelorMittal, 6.125%, 06/01/25	1,980,000	0.3
500,000		ArcelorMittal, 6.000%, 03/01/21	540,625	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,453,687	0.4
1,430,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	1,480,050	0.2
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	2,050,000	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,469,400	0.2
500,000	#	Constellium NV, 7.875%, 04/01/21	536,875	0.1
910,000	#	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	980,525	0.2
1,660,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,572,850	0.3
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	2,081,520	0.3
1,000,000		Hexion, Inc., 6.625%, 04/15/20	917,500	0.1
935,000	#,L	Hexion, Inc., 10.375%, 02/01/22	930,325	0.1
930,000	#	Hexion, Inc., 13.750%, 02/01/22	823,050	0.1
1,220,000		Huntsman International LLC, 5.125%, 11/15/22	1,311,500	0.2
1,850,000	#	IAMGOLD Corp., 7.000%, 04/15/25	1,910,125	0.3
2,000,000	#,L	INEOS Group Holdings SA, 5.625%, 08/01/24	2,067,500	0.3
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,407,000	0.4
4,000,000	±	Momentive Performance Materials, Inc. Escrow, 10/15/20	–	–
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,192,980	0.3
1,775,000	#	NOVA Chemicals Corp., 4.875%, 06/01/24	1,770,563	0.3
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,200,793	0.4
690,000	#	SPCM SA, 4.875%, 09/15/25	705,525	0.1
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,106,691	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,065,000	0.2
1,001,000		Teck Resources Ltd., 4.750%, 01/15/22	1,041,040	0.2
2,350,000		Teck Resources Ltd., 5.200%, 03/01/42	2,197,250	0.4
1,835,000		Tronox Finance LLC, 6.375%, 08/15/20	1,844,175	0.3
895,000	#,L	Tronox Finance LLC, 7.500%, 03/15/22	926,325	0.1
800,000	#	Valvoline, Inc., 5.500%, 07/15/24	848,000	0.1
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,015,875	0.2
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	1,013,512	0.2
			46,363,111	7.4

		Communications: 18.9%
1,890,000	#	Acosta, Inc., 7.750%, 10/01/22	1,441,125	0.2
400,000	#	Altice Financing SA, 6.500%, 01/15/22	419,000	0.1
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,092,500	0.2
1,530,000	#,L	Altice Luxembourg SA, 7.625%, 02/15/25	1,688,737	0.3
2,800,000	#	Altice Luxembourg SA, 7.750%, 05/15/22	2,975,000	0.5
1,175,000	#	Block Communications, Inc., 6.875%, 02/15/25	1,263,125	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/22	1,011,600	0.2
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	931,462	0.1
1,470,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	1,506,750	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,031,900	0.2
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,202,037	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,568,637	0.4
2,500,000		CenturyLink, Inc., 5.625%, 04/01/20	2,653,900	0.4
675,000	L	CenturyLink, Inc., 7.500%, 04/01/24	740,812	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	971,375	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,025,000	0.2
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,290,875	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	998,750	0.2
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,887,600	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	522,345	0.1

See Accompanying Notes to Financial Statements

27

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,600,000		CSC Holdings LLC, 5.250%, 06/01/24	2,658,760	0.4
1,125,000	#	CSC Holdings LLC, 6.625%, 10/15/25	1,240,425	0.2
2,520,000	#	CSC Holdings LLC, 10.875%, 10/15/25	3,039,750	0.5
1,950,000		DISH DBS Corp., 5.000%, 03/15/23	2,003,625	0.3
700,000		DISH DBS Corp., 5.875%, 11/15/24	749,504	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,077,500	0.2
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,946,875	0.3
1,290,000		DISH DBS Corp., 7.750%, 07/01/26	1,531,875	0.2
540,000	#	EW Scripps Co/The, 5.125%, 05/15/25	557,550	0.1
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,045,000	0.2
1,825,000		Frontier Communications Corp., 11.000%, 09/15/25	1,701,813	0.3
1,650,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,670,625	0.3
1,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	832,500	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	950,000	0.2
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	535,000	0.1
1,175,000		Lamar Media Corp., 5.375%, 01/15/24	1,233,750	0.2
500,000		Lamar Media Corp., 5.875%, 02/01/22	517,500	0.1
2,455,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,554,722	0.4
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/26	1,560,165	0.2
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	837,000	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,284,050	0.2
430,000		Match Group, Inc., 6.375%, 06/01/24	469,238	0.1
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,336,005	0.4
2,750,000	#	MidContinent Communications, 6.250%, 08/01/21	2,854,500	0.5
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,460,938	0.4
200,000		Netflix, Inc., 5.875%, 02/15/25	222,000	0.0
900,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	913,500	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,260,190	0.2
3,075,000	#	SFR Group SA, 6.250%, 05/15/24	3,259,500	0.5
2,000,000	#	SFR Group SA, 6.000%, 05/15/22	2,095,000	0.3
1,200,000	#	SFR Group SA, 7.375%, 05/01/26	1,306,500	0.2
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,264,251	0.4
2,070,000	#	Salem Media Group, Inc., 6.750%, 06/01/24	2,126,925	0.3
2,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,452,813	0.4
1,000,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	1,035,000	0.2
2,280,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	2,308,500	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,427,100	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	2,144,480	0.3
5,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	5,312,500	0.9
3,235,000		Sprint Corp., 7.125%, 06/15/24	3,607,025	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/21	1,949,063	0.3
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,262,500	0.2
650,000		Telecom Italia Capital SA, 6.375%, 11/15/33	705,250	0.1
1,295,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,456,875	0.2
600,000		T-Mobile USA, Inc., 5.125%, 04/15/25	631,500	0.1
2,700,000		T-Mobile USA, Inc., 6.500%, 01/15/26	2,986,875	0.5
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	267,500	0.0
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,981,250	0.5
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,266,250	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,602,563	0.3
2,455,000	L	Windstream Services LLC, 7.500%, 04/01/23	2,166,538	0.3
1,255,000	#	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	1,316,181	0.2
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,495,700	0.4
			117,694,529	18.9

		Consumer, Cyclical: 16.6%
1,580,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,591,850	0.2
2,000,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/22	2,095,000	0.3
1,750,000		American Airlines Group, Inc., 6.125%, 06/01/18	1,806,000	0.3
1,640,000	#	American Greetings Corp., 7.875%, 02/15/25	1,781,450	0.3

See Accompanying Notes to Financial Statements

28

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,480,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,539,200	0.2
2,500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,556,250	0.4
2,200,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	2,255,000	0.4
2,070,000	#	AV Homes, Inc., 6.625%, 05/15/22	2,137,275	0.3
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,663,850	0.4
1,420,000	L	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	1,544,250	0.2
2,500,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	2,603,125	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,503,525	0.4
460,000	#,L	Carlson Travel, Inc., 6.750%, 12/15/23	469,200	0.1
465,000	#	Carlson Travel, Inc., 9.500%, 12/15/24	477,206	0.1
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,240,200	0.2
1,880,000	#	CCM Merger, Inc., 6.000%, 03/15/22	1,931,700	0.3
315,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	333,900	0.0
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 06/01/24	2,241,750	0.4
2,900,000	#	Century Communities, Inc., 5.875%, 07/15/25	2,892,750	0.5
1,875,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,886,719	0.3
1,790,000		Dana, Inc., 5.500%, 12/15/24	1,866,075	0.3
2,320,000	#,L	DBP Holding Corp., 7.750%, 10/15/20	1,316,600	0.2
2,600,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,752,750	0.4
1,245,000	#,&	Eagle Holding CO II LLC, 7.625%, 05/15/22	1,283,906	0.2
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,912,225	0.3
440,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	463,100	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	963,415	0.1
970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,018,500	0.2
1,175,000	#	Guitar Center, Inc., 6.500%, 04/15/19	1,026,656	0.2
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	631,875	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	372,750	0.1
940,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	971,725	0.2
1,410,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,478,737	0.2
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,435,400	0.5
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	1,009,402	0.2
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,075,550	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	1,052,887	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	928,400	0.1
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	919,600	0.1
1,750,000		L Brands, Inc., 6.750%, 07/01/36	1,688,750	0.3
1,845,000	#	Lions Gate Entertainment Corp., 5.875%, 11/01/24	1,951,087	0.3
2,065,000		M/I Homes, Inc., 6.750%, 01/15/21	2,173,412	0.3
1,225,000	#	Meritage Homes Corp., 5.125%, 06/06/27	1,229,594	0.2
1,495,000		Meritage Homes Corp., 7.000%, 04/01/22	1,708,037	0.3
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,250,000	0.4
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,220,800	0.4
2,000,000	#,&,L	Neiman Marcus Group Ltd., Inc., 8.750%, 10/15/21	970,000	0.1
2,215,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	2,262,069	0.4
235,000	#	PetSmart, Inc., 5.875%, 06/01/25	227,656	0.0
3,370,000	#	PetSmart, Inc., 7.125%, 03/15/23	3,007,725	0.5
400,000		PulteGroup, Inc., 5.500%, 03/01/26	427,500	0.1
2,415,000	#,L	Rite Aid Corp., 6.125%, 04/01/23	2,384,813	0.4

See Accompanying Notes to Financial Statements

29

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,710,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	1,739,925	0.3
1,050,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	1,135,313	0.2
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	864,675	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,996,500	0.3
1,640,000	#	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,756,850	0.3
775,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	781,681	0.1
1,550,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,600,375	0.3
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,584,375	0.4
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,693,813	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,339,325	0.4
465,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	483,019	0.1
2,140,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,255,025	0.4
800,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	791,000	0.1
			103,553,072	16.6

		Consumer, Non-cyclical: 18.8%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,178,750	0.3
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	117,700	0.0
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,134,275	0.3
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,262,137	0.2
1,575,000	#	Alpine Finance Merger Sub LLC, 6.875%, 08/01/25	1,606,500	0.3
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	513,300	0.1
1,165,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,001,900	0.2
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,872,000	0.3
1,190,000	#	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	1,228,675	0.2
1,595,000	#	CDK Global, Inc., 4.875%, 06/01/27	1,642,850	0.3
485,000		Centene Corp., 4.750%, 01/15/25	499,550	0.1
2,035,000		Centene Corp., 5.625%, 02/15/21	2,126,575	0.3
775,000		Centene Corp., 6.125%, 02/15/24	839,852	0.1
2,000,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,140,000	0.3
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,844,258	0.3
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	977,500	0.2
1,225,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,235,719	0.2
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,040,000	0.2
1,410,000	#	Cott Holdings, Inc., 5.500%, 04/01/25	1,441,725	0.2
1,315,000	#	CSVC Acquisition Corp., 7.750%, 06/15/25	1,347,053	0.2
1,660,000		DaVita, Inc., 5.125%, 07/15/24	1,688,012	0.3
1,155,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	970,200	0.2
400,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	414,000	0.1
485,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	397,700	0.1
675,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	696,094	0.1
2,000,000		Envision Healthcare Corp., 5.625%, 07/15/22	2,075,000	0.3
1,950,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	2,012,985	0.3
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,190,000	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,252,900	0.2
1,350,000		HCA, Inc., 5.500%, 06/15/47	1,400,625	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,182,500	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,038,125	0.6
1,000,000		HCA, Inc., 8.000%, 10/01/18	1,075,250	0.2
398,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	421,880	0.1
434,000	#,L	Herc Rentals, Inc., 7.750%, 06/01/24	460,040	0.1
560,000	#,L	Hertz Corp./The, 7.625%, 06/01/22	560,056	0.1
665,000	#,L	Hertz Corp., 5.500%, 10/15/24	548,625	0.1
152,000	L	Hertz Corp., 6.750%, 04/15/19	152,000	0.0
1,500,000		Hertz Corp., 7.375%, 01/15/21	1,455,000	0.2
860,000	#	High Ridge Brands Co., 8.875%, 03/15/25	861,075	0.1
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,585,587	0.4

See Accompanying Notes to Financial Statements

30

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,540,281	0.4
470,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	444,150	0.1
2,250,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	2,120,625	0.3
2,405,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,417,025	0.4
935,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	967,725	0.2
935,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	973,569	0.2
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,121,765	0.3
1,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,987,200	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,632,856	0.3
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,746,688	0.4
645,000	#	Nature's Bounty Co., 7.625%, 05/15/21	686,925	0.1
750,000	#	Nielsen Co. Luxembourg SARL., 5.500%, 10/01/21	778,125	0.1
750,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	763,335	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	962,000	0.2
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,345,988	0.2
900,000	#	Post Holdings, Inc., 5.000%, 08/15/26	900,000	0.1
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,254,000	0.2
1,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,534,995	0.2
1,415,000	L	Revlon Consumer Products Corp., 6.250%, 08/01/24	1,238,125	0.2
1,000,000	L	RR Donnelley & Sons Co., 6.000%, 04/01/24	978,750	0.2
1,450,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	1,524,312	0.2
2,400,000	#	Southern Graphics, Inc., 8.375%, 10/15/20	2,454,000	0.4
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	156,252	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,052,500	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,126,950	0.3
1,175,000	#,&	Sterigenics-Nordion Topco LLC, 8.125%, 11/01/21	1,207,313	0.2
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,415,920	0.4
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,111,063	0.3
1,840,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	1,844,600	0.3
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	798,750	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,013,750	0.2
1,105,000	#	THC Escrow Corp. III, 5.125%, 05/01/25	1,111,906	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	516,250	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	313,125	0.1
420,000		United Rentals North America, Inc., 7.625%, 04/15/22	439,950	0.1
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,339,613	0.2
580,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	561,150	0.1
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	853,740	0.1
1,080,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	918,000	0.1
355,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	373,194	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,966,250	0.5
720,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	758,700	0.1
1,000,000	#,L	Valeant Pharmaceuticals International, 6.375%, 10/15/20	973,750	0.2
1,055,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,007,525	0.2
1,900,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,795,500	0.3
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,227,000	0.5
			116,743,163	18.8

See Accompanying Notes to Financial Statements

31

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 11.0%
1,360,000		Antero Resources Corp., 5.125%, 12/01/22	1,369,765	0.2
1,020,000	#	Antero Resources Corp., 5.000%, 03/01/25	994,500	0.2
1,430,000	#	California Resources Corp., 8.000%, 12/15/22	909,837	0.2
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	218,750	0.0
2,140,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	2,196,175	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,235,850	0.2
1,480,000	L	Chesapeake Energy Corp., 6.125%, 02/15/21	1,457,800	0.2
2,140,000	#,L	Chesapeake Energy Corp., 8.000%, 01/15/25	2,126,625	0.3
1,250,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,196,875	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,477,500	0.2
800,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	802,000	0.1
1,250,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,250,000	0.2
2,245,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	2,278,675	0.4
1,370,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	1,370,000	0.2
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/23	1,870,000	0.3
1,100,000		Ensco PLC, 5.200%, 03/15/25	899,250	0.1
700,000		Ensco PLC, 5.750%, 10/01/44	465,500	0.1
1,415,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,515,819	0.2
1,420,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	1,388,050	0.2
460,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	454,825	0.1
2,000,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,850,000	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,270,400	0.4
1,845,000		Murphy Oil Corp., 4.700%, 12/01/22	1,785,960	0.3
380,000		Murphy Oil Corp., 6.875%, 08/15/24	398,050	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	73,062	0.0
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,650,000	0.4
1,415,000	#	Murray Energy Corp., 11.250%, 04/15/21	1,075,400	0.2
1,557,000		Newfield Exploration Co., 5.625%, 07/01/24	1,630,957	0.3
460,000	L	Noble Holding International Ltd., 7.750%, 01/15/24	365,383	0.1
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	816,625	0.1
1,795,000		NuStar Logistics L.P., 5.625%, 04/28/27	1,889,237	0.3
2,715,000	L	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,769,300	0.5
1,950,000	#	Range Resources Corp., 5.875%, 07/01/22	1,989,000	0.3
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,455,250	0.4
1,845,000		Rowan Cos, Inc., 5.400%, 12/01/42	1,309,950	0.2
976,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	888,160	0.1
5,260,000	±	SemGroup Corp. Escrow, 11/15/15	–	–
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	501,875	0.1
1,175,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	1,186,750	0.2
2,000,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,123,200	0.3
1,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,869,450	0.3
2,250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,345,625	0.4
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,033,125	0.2
2,145,000		Unit Corp., 6.625%, 05/15/21	2,064,563	0.3
940,000	#	Vermilion Energy, Inc., 5.625%, 03/15/25	928,250	0.2
1,000,000		Weatherford International LLC, 6.800%, 06/15/37	860,000	0.1
1,250,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,109,375	0.2
1,405,000	#	WildHorse Resource Development Corp., 6.875%, 02/01/25	1,324,213	0.2
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,220,815	0.5
			68,261,771	11.0

		Financial: 4.9%
2,200,000	L	Ally Financial, Inc., 5.750%, 11/20/25	2,323,750	0.4

See Accompanying Notes to Financial Statements

32

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,702,500	0.3
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	2,031,960	0.3
1,500,000		CIT Group, Inc., 5.000%, 08/15/22	1,620,000	0.3
785,000		Equinix, Inc., 5.375%, 04/01/23	819,344	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,838,125	0.3
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,168,187	0.5
800,000	#	FBM Finance, Inc., 8.250%, 08/15/21	861,000	0.1
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	773,438	0.1
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	256,250	0.0
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	586,894	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	15,959	0.0
900,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24	985,500	0.2
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	416,660	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	527,100	0.1
2,535,000	L	Navient Corp., 5.875%, 10/25/24	2,592,798	0.4
750,000		Navient Corp., 6.125%, 03/25/24	776,250	0.1
400,000		Navient Corp., 6.625%, 07/26/21	431,500	0.1
2,380,000		Navient Corp., 7.250%, 09/25/23	2,564,450	0.4
1,210,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,274,130	0.2
300,000		SLM Corp., 5.125%, 04/05/22	306,750	0.1
400,000		Springleaf Finance Corp., 6.125%, 05/15/22	423,000	0.1
1,200,000	#	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	1,230,000	0.2
925,000	#	Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24	920,669	0.1
1,775,000		Uniti Group, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,837,125	0.3
			30,283,339	4.9

		Industrial: 10.5%
1,875,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	1,935,937	0.3
630,000		AECOM, 5.750%, 10/15/22	662,287	0.1
1,880,000		AECOM, 5.875%, 10/15/24	2,053,900	0.3
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	780,000	0.1
2,375,000	&	ARD Finance SA, 7.125%, 09/15/23	2,541,012	0.4
492,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	517,830	0.1
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,509,062	0.2
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,745,150	0.3
1,005,000	#	BMC East LLC, 5.500%, 10/01/24	1,052,738	0.2
2,350,000	#	Bombardier, Inc., 8.750%, 12/01/21	2,614,375	0.4
285,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	297,825	0.1
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,604,375	0.4
2,080,000	#	BWAY Holding Co., 7.250%, 04/15/25	2,116,400	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,548,750	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,297,100	0.4
300,000	#	GFL Environmental, Inc., 5.625%, 05/01/22	308,250	0.1
2,010,000	#	James Hardie International Finance DAC, 5.875%, 02/15/23	2,115,525	0.3
1,300,000	#	Koppers, Inc., 6.000%, 02/15/25	1,384,500	0.2
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,821,750	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,663,875	0.4
1,415,000	#	Novelis Corp., 5.875%, 09/30/26	1,460,988	0.2
400,000	#	Novelis Corp., 6.250%, 08/15/24	421,000	0.1
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,686,713	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,077,500	0.3
275,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	303,703	0.1
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,839,047	0.5
2,100,000	#,L	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,564,500	0.3

See Accompanying Notes to Financial Statements

33

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,075,000	0.3
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	904,800	0.2
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	123,578	0.0
500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	512,295	0.1
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,115,000	0.3
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,095,000	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	560,000	0.1
2,515,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,621,888	0.4
2,295,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,467,125	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	536,775	0.1
2,250,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,553,750	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/26	814,000	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,203,600	0.2
1,040,000		TransDigm, Inc., 6.500%, 07/15/24	1,076,400	0.2
800,000	#	Tutor Perini Corp., 6.875%, 05/01/25	844,000	0.1
1,320,000		WESCO Distribution, Inc., 5.375%, 06/15/24	1,384,350	0.2
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,419,075	0.2
			65,230,728	10.5

		Technology: 6.1%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,600,800	0.4
1,500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,505,625	0.2
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	513,000	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,629,840	0.3
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	604,650	0.1
940,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	962,325	0.1
1,200,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,303,661	0.2
445,000	#	Dell International LLC / EMC Corp., 5.875%, 06/15/21	467,250	0.1
1,200,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,324,192	0.2
445,000	#	Dell International LLC / EMC Corp., 7.125%, 06/15/24	489,403	0.1
1,410,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,498,125	0.2
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,096,047	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	516,090	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	387,575	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,042,500	0.2
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,905,500	0.6
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,442,600	0.4
1,895,000	#	Micron Technology, Inc., 5.250%, 01/15/24	1,970,800	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	969,150	0.2
865,000	#	MSCI, Inc., 5.750%, 08/15/25	941,224	0.1
1,250,000		NCR Corp., 4.625%, 02/15/21	1,278,125	0.2
500,000		NCR Corp., 5.000%, 07/15/22	512,500	0.1
750,000		NCR Corp., 6.375%, 12/15/23	806,250	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,864,550	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	576,794	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/23	561,637	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/25	581,400	0.1
1,000,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	1,033,750	0.2
1,430,000	#	RP Crown Parent LLC, 7.375%, 10/15/24	1,490,775	0.2
400,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	431,000	0.1
1,745,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/24	1,915,138	0.3
			38,222,276	6.1

		Utilities: 1.6%
870,000		AES Corp., 5.500%, 03/15/24	910,237	0.1
59,000		AES Corp., 8.000%, 06/01/20	68,587	0.0
500,000	L	Calpine Corp., 5.375%, 01/15/23	489,375	0.1
1,185,000		Calpine Corp., 5.500%, 02/01/24	1,127,231	0.2

See Accompanying Notes to Financial Statements

34

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,275,000	Calpine Corp., 5.750%, 01/15/25	1,201,687	0.2
2,500,000	# LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,606,250	0.4
1,750,000	NRG Energy, Inc., 6.250%, 07/15/22	1,804,688	0.3
1,050,000	NRG Energy, Inc., 6.625%, 01/15/27	1,056,563	0.2
475,000	NRG Energy, Inc., 7.250%, 05/15/26	494,000	0.1
77,000	NRG Energy, Inc., 7.875%, 05/15/21	79,888	0.0
		9,838,506	1.6

	Total Corporate Bonds/Notes
	(Cost $581,155,775)	596,190,495	95.8

BANK LOANS: 0.6%
	Communications: 0.3%
2,250,000	iHeart Communications, Inc. Term Loan D, 7.810%, 01/30/19	1,845,000	0.3

	Consumer, Non-cyclical: 0.3%
1,705,555	Kindred Healthcare, Inc., 4.750%, 04/09/21	1,715,860	0.3

	Total Bank Loans
	(Cost $3,617,020)	3,560,860	0.6

	Total Long-Term Investments
	(Cost $584,772,795)	599,751,355	96.4

SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 5.7%
1,128,787	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,128,890, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,151,363, due 07/28/17-09/09/49)	1,128,787	0.2
8,356,695	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,357,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,523,829, due 07/15/17-05/20/67)	8,356,695	1.3
8,356,695	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,357,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,523,829, due 07/13/17-12/01/51)	8,356,695	1.4
1,373,983	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,374,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,401,465, due 07/15/17-01/15/37)	1,373,983	0.2
674,839	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $674,908, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $688,339, due 07/07/17-01/15/30)	674,839	0.1
6,937,061	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,937,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,075,802, due 07/10/17-06/20/67)	6,937,061	1.1

See Accompanying Notes to Financial Statements

35

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
8,356,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,357,593, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,523,810, due 01/15/19-02/15/46)	8,356,700	1.4
		35,184,760	5.7

	Total Short-Term Investments
	(Cost $35,184,760)	35,184,760	5.7

	Total Investments in Securities (Cost $619,957,555)	$634,936,115	102.1
	Liabilities in Excess of Other Assets	(12,975,862)	(2.1)
	Net Assets	$621,960,253	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security

Cost for federal income tax purposes is $620,040,355.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,302,358
Gross Unrealized Depreciation	(10,406,598)

Net Unrealized Appreciation	$14,895,760

See Accompanying Notes to Financial Statements

36

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 18.4%
216,041	@	Amazon.com, Inc.	209,127,688	3.4
1,080,374	@	Burlington Stores, Inc.	99,383,604	1.6
1,533,842		Coach, Inc.	72,612,080	1.2
3,139,285		Comcast Corp. – Class A	122,180,972	2.0
1,117,909	@	Dish Network Corp. - Class A	70,159,969	1.1
1,227,356	@	Dollar Tree, Inc.	85,816,732	1.4
1,008,960		Home Depot, Inc.	154,774,464	2.5
2,691,334		Interpublic Group of Cos., Inc.	66,206,817	1.1
499,496		Marriott International, Inc.	50,104,444	0.8
661,369		McDonald's Corp.	101,295,276	1.7
454,958	@	O'Reilly Automotive, Inc.	99,517,513	1.6
8,554	@	Ulta Beauty, Inc.	2,457,906	0.0
			1,133,637,465	18.4

		Consumer Staples: 7.7%
943,047		Church & Dwight Co., Inc.	48,925,278	0.8
384,686		Costco Wholesale Corp.	61,522,832	1.0
2,022,953	@	Monster Beverage Corp.	100,500,305	1.6
1,516,252		PepsiCo, Inc.	175,111,944	2.8
1,799,890		Sysco Corp.	90,588,464	1.5
			476,648,823	7.7

		Energy: 0.6%
426,293	@	Diamondback Energy, Inc.	37,859,081	0.6

		Financials: 3.8%
463,863		Aon PLC	61,670,586	1.0
1,464,179		Intercontinental Exchange, Inc.	96,518,680	1.6
1,750,133		TD Ameritrade Holding Corp.	75,238,217	1.2
			233,427,483	3.8

		Health Care: 13.7%
416,318		Becton Dickinson & Co.	81,227,805	1.3
392,091	@	Biogen, Inc.	106,397,814	1.7
4,311,390	@	Boston Scientific Corp.	119,511,731	1.9
1,038,695	@	Celgene Corp.	134,895,319	2.2
1,003,260		Johnson & Johnson	132,721,265	2.2
949,540		UnitedHealth Group, Inc.	176,063,707	2.9
1,514,792		Zoetis, Inc.	94,492,725	1.5
			845,310,366	13.7

		Industrials: 12.5%
2,255,730		Delta Air Lines, Inc.	121,222,930	2.0
1,174,279		Emerson Electric Co.	70,010,514	1.1
835,813		Ingersoll-Rand PLC - Class A	76,384,950	1.2
326,350		Northrop Grumman Corp.	83,777,308	1.4
445,890		Parker Hannifin Corp.	71,262,140	1.1
567,614		Stanley Black & Decker, Inc.	79,880,318	1.3
208,147		TransDigm Group, Inc.	55,964,484	0.9
1,122,376		Union Pacific Corp.	122,237,970	2.0
1,265,933		Waste Management, Inc.	92,856,186	1.5
			773,596,800	12.5

		Information Technology: 36.2%
739,692	@	Adobe Systems, Inc.	104,622,037	1.7
273,883	@	Alphabet, Inc. - Class A	254,623,547	4.1
839,833		Amphenol Corp.	61,996,472	1.0
2,564,616		Apple, Inc.	369,355,996	6.0
2,784,623		Applied Materials, Inc.	115,032,776	1.9
643,885	@	Electronic Arts, Inc.	68,071,522	1.1
923,917	@	Facebook, Inc.	139,492,989	2.3
1,110,555		Fidelity National Information Services, Inc.	94,841,397	1.5
450,042	@	Fiserv, Inc.	55,058,138	0.9
1,310,280		Mastercard, Inc. - Class A	159,133,506	2.6
705,363		Microchip Technology, Inc.	54,439,916	0.9
5,168,742		Microsoft Corp.	356,281,386	5.8
363,870		Motorola Solutions, Inc.	31,562,084	0.5
1,434,376	@	Salesforce.com, Inc.	124,216,962	2.0
455,670		Skyworks Solutions, Inc.	43,721,537	0.7
1,061,097		Texas Instruments, Inc.	81,630,192	1.3
524,050	@	Vantiv, Inc.	33,193,327	0.5
955,252	@,L	VMware, Inc.	83,517,682	1.4
			2,230,791,466	36.2

		Materials: 3.6%
1,094,518	@	Berry Plastics Group, Inc.	62,398,471	1.0
1,207,715	@	Crown Holdings, Inc.	72,052,277	1.2
1,414,478		Dow Chemical Co.	89,211,128	1.4
			223,661,876	3.6

		Real Estate: 2.7%
865,337		American Tower Corp.	114,501,392	1.9
117,939		Equinix, Inc.	50,614,701	0.8
			165,116,093	2.7

	Total Common Stock
	(Cost $5,122,395,838)		6,120,049,453	99.2

See Accompanying Notes to Financial Statements

37

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc: 1.1%
2,181,719	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,181,918, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,225,353, due 07/28/17-09/09/49)	2,181,719	0.0
16,151,688	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $16,153,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $16,474,722, due 07/15/17-05/20/67)	16,151,688	0.3
16,151,688	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $16,153,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $16,474,722, due 07/13/17-12/01/51)	16,151,688	0.3
2,655,634	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $2,655,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,708,751, due 07/15/17-01/15/37)	2,655,634	0.0
1,304,329	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,304,463, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,330,423, due 07/07/17-01/15/30)	1,304,329	0.0
13,408,212	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $13,409,457, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,676,377, due 07/10/17-06/20/67)	13,408,212	0.2
16,151,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $16,153,426, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,474,687, due 01/15/19-02/15/46)	16,151,700	0.3
		68,004,970	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
47,485,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $47,485,000)	47,485,000	0.8

	Total Short-Term Investments
	(Cost $115,489,970)	115,489,970	1.9

	Total Investments in Securities (Cost $5,237,885,808)	$6,235,539,423	101.1
	Liabilities in Excess of Other Assets	(67,611,875)	(1.1)
	Net Assets	$6,167,927,548	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

38

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $5,250,354,377.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,064,278,102
Gross Unrealized Depreciation	(79,093,056)

Net Unrealized Appreciation	$985,185,046

See Accompanying Notes to Financial Statements

39

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 6.4%
378,585		CBS Corp. - Class B	24,146,151	1.8
537,608		Coach, Inc.	25,450,363	1.9
282,284	@	Dish Network Corp. - Class A	17,716,144	1.3
94,343		Vail Resorts, Inc.	19,135,591	1.4
			86,448,249	6.4

		Consumer Staples: 9.2%
425,412		Coca-Cola Co.	19,079,728	1.4
162,627		Dr Pepper Snapple Group, Inc.	14,816,946	1.1
174,821		Kraft Heinz Co.	14,971,671	1.1
333,572		Philip Morris International, Inc.	39,178,031	2.9
487,936		Wal-Mart Stores, Inc.	36,926,997	2.7
			124,973,373	9.2

		Energy: 10.8%
802,798		Canadian Natural Resources Ltd.	23,152,694	1.7
657,496		Exxon Mobil Corp.	53,079,652	3.9
352,538		Halliburton Co.	15,056,898	1.1
529,548		Plains GP Holdings L.P.	13,852,976	1.0
375,736		Royal Dutch Shell PLC - Class A ADR	19,985,398	1.5
320,423		Schlumberger Ltd.	21,096,650	1.6
			146,224,268	10.8

		Financials: 25.4%
309,505		Allstate Corp.	27,372,622	2.0
201,029		Chubb Ltd.	29,225,596	2.2
772,722		Citizens Financial Group, Inc.	27,570,721	2.0
397,264		Comerica, Inc.	29,095,615	2.1
754,412		Hartford Financial Services Group, Inc.	39,659,439	2.9
693,024		JPMorgan Chase & Co.	63,342,394	4.7
1,730,155		Keycorp	32,423,105	2.4
631,386		Lazard Ltd.	29,252,113	2.2
1,194,281		Wells Fargo & Co.	66,175,110	4.9
			344,116,715	25.4

		Health Care: 13.8%
489,489	L	AstraZeneca PLC ADR	16,686,680	1.2
303,285		Johnson & Johnson	40,121,573	3.0
336,234		Medtronic PLC	29,840,767	2.2
554,340		Merck & Co., Inc.	35,527,651	2.6
1,493,485		Pfizer, Inc.	50,166,161	3.7
81,431		UnitedHealth Group, Inc.	15,098,936	1.1
			187,441,768	13.8

		Industrials: 8.6%
101,971		Cummins, Inc.	16,541,736	1.2
216,819		Deere & Co.	26,796,660	2.0
116,106		General Dynamics Corp.	23,000,599	1.7
89,015		Rockwell Automation, Inc.	14,416,869	1.0
380,492		Timken Co.	17,597,755	1.3
119,970		Watsco, Inc.	18,499,374	1.4
			116,852,993	8.6

		Information Technology: 8.5%
169,380		Activision Blizzard, Inc.	9,751,207	0.7
743,496		Cisco Systems, Inc.	23,271,425	1.7
125,581	L	Microchip Technology, Inc.	9,692,341	0.7
250,385		Microsoft Corp.	17,259,038	1.3
681,586		Oracle Corp.	34,174,722	2.5
385,433		Qualcomm, Inc.	21,283,610	1.6
			115,432,343	8.5

		Materials: 2.7%
447,180		Dow Chemical Co.	28,203,642	2.1
145,209		Nucor Corp.	8,403,245	0.6
			36,606,887	2.7

		Real Estate: 4.7%
153,954		Crown Castle International Corp.	15,423,112	1.2
462,921		Gaming and Leisure Properties, Inc.	17,438,234	1.3
271,629		Highwoods Properties, Inc.	13,774,306	1.0
155,907		Mid-America Apartment Communities, Inc.	16,429,480	1.2
			63,065,132	4.7

		Telecommunication Services: 3.1%
632,482		AT&T, Inc.	23,863,546	1.8
725,963	L	CenturyLink, Inc.	17,335,996	1.3
			41,199,542	3.1

		Utilities: 6.0%
336,586		Ameren Corp.	18,401,157	1.3
482,577		Exelon Corp.	17,406,552	1.3
182,206		NextEra Energy, Inc.	25,532,527	1.9
302,355		PG&E Corp.	20,067,301	1.5
440,822	@	PRIME AET&D Holdings NO 1	–	–
			81,407,537	6.0

	Total Common Stock
	(Cost $1,202,500,486)		1,343,768,807	99.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Communications: –%
32,517		Tribune Co., Escrow, 08/14/49	–	–

		Energy: 0.0%
1,685,000		Samson Investment Co., 02/15/20	73,588	0.0

See Accompanying Notes to Financial Statements

40

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: –%
1,216,000	± Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/15	–	–

	Total Corporate Bonds/Notes
	(Cost $862,218)	73,588	0.0

	Total Long-Term Investments
	(Cost $1,203,362,704)	1,343,842,395	99.2

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 1.4%
609,354	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $609,410, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $621,541, due 07/28/17-09/09/49)	609,354	0.1
4,511,200	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,511,626, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,601,424, due 07/15/17-05/20/67)	4,511,200	0.3
4,511,200	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,511,626, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,601,424, due 07/13/17-12/01/51)	4,511,200	0.3
741,719	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $741,784, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $756,555, due 07/15/17-01/15/37)	741,719	0.1
364,299	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $364,336, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $371,587, due 07/07/17-01/15/30)	364,299	0.0
3,744,846	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $3,745,194, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,819,743, due 07/10/17-06/20/67)	3,744,846	0.3
4,511,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,511,682, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,601,411, due 01/15/19-02/15/46)	4,511,200	0.3
		18,993,818	1.4

See Accompanying Notes to Financial Statements

41

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
7,678,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $7,678,000)	7,678,000	0.6

	Total Short-Term Investments
	(Cost $26,671,818)	26,671,818	2.0

	Total Investments in Securities (Cost $1,230,034,522)	$1,370,514,213	101.2
	Liabilities in Excess of Other Assets	(15,724,090)	(1.2)
	Net Assets	$1,354,790,123	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security

Cost for federal income tax purposes is $1,232,485,395.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$161,597,149
Gross Unrealized Depreciation	(23,568,331)

Net Unrealized Appreciation	$138,028,818

See Accompanying Notes to Financial Statements

42

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.8%
		Basic Materials: 0.5%
570,000		PPG Industries, Inc., 2.300%, 11/15/19	574,279	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	832,367	0.3
			1,406,646	0.5

		Communications: 1.8%
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,056,698	0.4
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	485,990	0.2
274,000		Cisco Systems, Inc., 2.450%, 06/15/20	278,505	0.1
450,000		eBay, Inc., 2.150%, 06/05/20	450,294	0.2
690,000		Orange SA, 1.625%, 11/03/19	684,403	0.2
560,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	567,241	0.2
680,000	#	Sky PLC, 2.625%, 09/16/19	684,994	0.2
300,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	302,381	0.1
530,000		Walt Disney Co/The, 1.950%, 03/04/20	531,824	0.2
			5,042,330	1.8

		Consumer, Cyclical: 3.7%
470,000		American Honda Finance Corp., 2.000%, 02/14/20	471,177	0.2
837,000		American Honda Finance Corp., 2.250%, 08/15/19	844,403	0.3
300,000		AutoZone, Inc., 1.625%, 04/21/19	298,292	0.1
445,000	#	BMW US Capital LLC, 1.450%, 09/13/19	442,166	0.2
520,000		Costco Wholesale Corp., 2.150%, 05/18/21	520,424	0.2
335,000		CVS Health Corp., 2.250%, 08/12/19	337,202	0.1
970,000	#	Daimler Finance North America LLC, 2.300%, 01/06/20	973,391	0.4
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,162,501	0.4
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,228,653	0.4
104,000		Newell Brands, Inc., 2.600%, 03/29/19	105,062	0.0
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	551,817	0.2
490,000		Ralph Lauren Corp., 2.625%, 08/18/20	498,015	0.2
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,093,615	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	550,479	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	647,391	0.2
480,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	480,358	0.2
			10,204,946	3.7

		Consumer, Non-cyclical: 6.0%
980,000		Abbott Laboratories, 2.350%, 11/22/19	987,984	0.4
470,000		Abbott Laboratories, 2.800%, 09/15/20	477,658	0.2
1,470,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,473,903	0.5
550,000		AstraZeneca PLC, 1.750%, 11/16/18	550,578	0.2
670,000		AstraZeneca PLC, 1.950%, 09/18/19	671,983	0.2
520,000	#	BAT International Finance PLC, 2.750%, 06/15/20	527,124	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/20	992,797	0.4
450,000		Cardinal Health, Inc., 1.948%, 06/14/19	450,678	0.2
550,000		Celgene Corp., 2.125%, 08/15/18	552,287	0.2
850,000	#	Danone SA, 1.691%, 10/30/19	843,726	0.3
770,000	L	Gilead Sciences, Inc., 1.950%, 03/01/22	755,037	0.3
1,060,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	1,062,953	0.4
470,000		Kroger Co., 1.500%, 09/30/19	463,296	0.2
540,000		Kroger Co., 2.000%, 01/15/19	539,724	0.2
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	840,776	0.3
433,000		Medtronic, Inc., 2.500%, 03/15/20	439,414	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/19	489,231	0.2
570,000		Moody's Corp., 2.750%, 12/15/21	575,313	0.2
507,000		Mylan NV, 2.500%, 06/07/19	511,310	0.2
280,000		PepsiCo, Inc., 1.550%, 05/02/19	279,991	0.1
600,000		Procter & Gamble Co, 1.900%, 11/01/19	602,981	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	707,116	0.2
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	922,176	0.3
342,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	343,414	0.1
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	331,268	0.1
			16,392,718	6.0

		Energy: 2.5%
550,000		BP Capital Markets PLC, 2.315%, 02/13/20	555,219	0.2

See Accompanying Notes to Financial Statements

43

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	502,044	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/23	576,033	0.2
512,000		Chevron Corp., 1.790%, 11/16/18	513,678	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	532,555	0.2
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	802,475	0.3
710,000		Shell International Finance BV, 1.375%, 05/10/19	706,040	0.3
230,000		Shell International Finance BV, 1.375%, 09/12/19	228,407	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/18	473,431	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/21	422,155	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/20	351,989	0.1
319,000		Statoil ASA, 1.950%, 11/08/18	320,133	0.1
760,000		Total Capital International SA, 2.100%, 06/19/19	766,337	0.3
			6,750,496	2.5

		Financial: 17.2%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	342,402	0.1
480,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	509,679	0.2
460,000		American Express Co., 1.875%, 05/03/19	460,296	0.2
740,000		Aon Corp., 5.000%, 09/30/20	797,457	0.3
620,000	#	Athene Global Funding, 2.750%, 04/20/20	621,559	0.2
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	500,406	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	685,160	0.3
426,000		Bank of America Corp., 2.151%, 11/09/20	424,374	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,073,443	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	590,292	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	550,927	0.2
490,000		Bank of Montreal, 2.100%, 12/12/19	491,244	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	862,866	0.3
500,000		Bank of Nova Scotia, 1.650%, 06/14/19	498,126	0.2
150,000		Barclays Bank PLC, 5.140%, 10/14/20	160,651	0.1
520,000		Barclays PLC, 2.750%, 11/08/19	525,114	0.2
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	310,825	0.1
650,000	#	BNZ International Funding Ltd./London, 2.350%, 03/04/19	653,197	0.2
680,000		Branch Banking & Trust Co., 2.100%, 01/15/20	682,773	0.2
400,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	401,720	0.1
660,000		Citibank NA, 2.000%, 03/20/19	662,645	0.2
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,205,244	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	597,641	0.2
660,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	679,940	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	628,877	0.2
460,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	461,138	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	1,056,979	0.4
720,000		Credit Suisse AG, 5.300%, 08/13/19	769,302	0.3
1,050,000		Discover Bank, 2.600%, 11/13/18	1,059,310	0.4
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	485,399	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	954,158	0.3
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	453,777	0.2
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	743,469	0.3
920,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	973,139	0.4
134,000		HSBC USA, Inc., 5.000%, 09/27/20	144,095	0.1
700,000		HSBC Bank USA NA, 4.875%, 08/24/20	753,133	0.3
900,000	#	ING Bank NV, 2.700%, 08/17/20	912,732	0.3
236,000		International Lease Finance Corp., 8.250%, 12/15/20	278,436	0.1
760,000		JPMorgan Chase & Co., 1.850%, 03/22/19	759,419	0.3
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	542,883	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	453,047	0.2
496,000		KeyCorp, 2.300%, 12/13/18	498,860	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	210,655	0.1
705,000	#	Metropolitan Life Global Funding I, 1.550%, 09/13/19	698,999	0.3
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	828,230	0.3
60,000		Morgan Stanley, 2.200%, 12/07/18	60,322	0.0

See Accompanying Notes to Financial Statements

44

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
–		Morgan Stanley, 2.375%, 07/23/19	–	–
800,000		Morgan Stanley, 2.450%, 02/01/19	805,678	0.3
770,000		Morgan Stanley, 2.500%, 01/24/19	776,262	0.3
860,000		Morgan Stanley, 2.750%, 05/19/22	860,300	0.3
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/20	732,459	0.3
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	543,946	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	399,198	0.1
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	349,473	0.1
390,000	#	NUVEEN FINANCE LLC, 2.950%, 11/01/19	395,813	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	836,097	0.3
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	371,612	0.1
730,000		Royal Bank of Canada, 1.800%, 07/30/18	731,062	0.3
600,000		Royal Bank of Canada, 2.125%, 03/02/20	601,225	0.2
900,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	978,895	0.4
820,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	826,445	0.3
430,000		Santander UK PLC, 2.500%, 03/14/19	433,603	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	627,641	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/20	712,860	0.3
610,000	#	Standard Chartered PLC, 2.100%, 08/19/19	608,097	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/19	791,361	0.3
390,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	391,889	0.1
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	360,514	0.1
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	588,558	0.2
800,000		Toronto-Dominion Bank/The, 2.125%, 07/02/19	804,185	0.3
470,000	#	UBS AG/London, 2.200%, 06/08/20	470,675	0.2
860,000	#	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	879,147	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	530,109	0.2
120,000		Visa, Inc., 2.200%, 12/14/20	121,051	0.0
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	441,864	0.2
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/19	1,336,693	0.5
535,000		Westpac Banking Corp., 1.600%, 08/19/19	531,032	0.2
			46,852,084	17.2

		Industrial: 1.5%
530,000		Amphenol Corp., 2.200%, 04/01/20	531,709	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	731,764	0.3
175,000		General Electric Co., 2.200%, 01/09/20	176,635	0.0
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	723,688	0.3
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	631,278	0.2
460,000		Rockwell Collins, Inc., 1.950%, 07/15/19	460,922	0.2
523,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	523,770	0.2
300,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	302,257	0.1
			4,082,023	1.5

		Technology: 3.5%
813,000		Apple, Inc., 1.900%, 02/07/20	815,518	0.3
830,000		Apple, Inc., 1.800%, 05/11/20	830,187	0.3
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,251,647	0.4
545,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	546,088	0.2
1,290,000	#	Dell International LLC / EMC Corp., 3.480%, 06/01/19	1,320,812	0.5
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	237,312	0.1
750,000		Intel Corp., 2.450%, 07/29/20	762,941	0.3
450,000		Intel Corp., 1.850%, 05/11/20	450,277	0.2
1,090,000		International Business Machines Corp., 1.900%, 01/27/20	1,090,633	0.4
500,000		Microsoft Corp., 1.100%, 08/08/19	494,247	0.2
574,000		Microsoft Corp., 1.550%, 08/08/21	561,894	0.2
900,000		Qualcomm, Inc., 2.100%, 05/20/20	904,455	0.3
280,000		Texas Instruments, Inc., 2.750%, 03/12/21	285,955	0.1
			9,551,966	3.5

See Accompanying Notes to Financial Statements

45

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 3.1%
880,000	Black Hills Corp., 2.500%, 01/11/19	885,060	0.3
720,000	Dominion Energy, Inc., 2.579%, 07/01/20	724,181	0.3
200,000	Dominion Energy, Inc., 1.600%, 08/15/19	198,417	0.1
780,000	Dominion Resources, Inc./VA, 1.900%, 06/15/18	782,026	0.3
1,125,000	Duke Energy Corp., 1.800%, 09/01/21	1,099,179	0.4
310,000	Edison International, 2.125%, 04/15/20	310,528	0.1
268,000	# Electricite de France SA, 2.350%, 10/13/20	269,142	0.1
320,000	Exelon Generation Co. LLC, 2.950%, 01/15/20	325,870	0.1
550,000	Georgia Power Co., 2.000%, 03/30/20	548,488	0.2
460,000	Great Plains Energy, Inc., 2.500%, 03/09/20	464,559	0.2
305,000	NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	304,172	0.1
410,000	NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	412,071	0.2
740,000	Oklahoma Gas & Electric Co., 8.250%, 01/15/19	805,467	0.3
658,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/19	651,178	0.2
580,000	Sempra Energy, 1.625%, 10/07/19	575,046	0.2
		8,355,384	3.1

	Total Corporate Bonds/Notes
	(Cost $108,284,070)	108,638,593	39.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
344,036	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.185%, 02/25/34	351,794	0.1

	Total Collateralized Mortgage Obligations
	(Cost $347,256)	351,794	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%##
153	2.586%, due 07/01/24	156	0.0

	Federal National Mortgage Association: 0.0%##
75,139	6.500%, due 10/01/22	83,147	0.0
25,124	6.500%, due 10/01/32	28,058	0.0
15,940	7.000%, due 10/01/32	16,192	0.0
		127,397	0.0

	Total U.S. Government Agency Obligations
	(Cost $118,653)	127,553	0.0

FOREIGN GOVERNMENT BONDS: 0.1%
179,000	European Investment Bank, 1.750%, 05/15/20	179,027	0.1

	Total Foreign Government Bonds
	(Cost $178,474)	179,027	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.9%
2,656,672	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,699,559	1.0
525,000	CD 2007-CD5 Mortgage Trust AJA, 6.506%, 11/15/44	530,516	0.2
7,539	Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.866%, 12/10/49	7,534	0.0
500,000	# Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/31	494,733	0.2
1,144,971	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,168,054	0.4
1,340,000	Citigroup Commercial Mortgage Trust 2012-GC8 AAB, 2.608%, 09/10/45	1,360,934	0.5
265,369	COMM 2012-CR4 A2, 1.801%, 10/15/45	265,420	0.1
278,858	COMM 2012-CR3 A2, 1.765%, 10/15/45	278,844	0.1
310,000	COMM 2014-CR14 A2, 3.147%, 02/10/47	315,508	0.1
280,000	COMM 2014-CR17 A2, 3.012%, 05/10/47	285,768	0.1
700,000	COMM 2014-UBS6 A2, 2.935%, 12/10/47	711,155	0.3
202,583	# Commercial Mortgage Trust 2004-GG1 F, 6.591%, 06/10/36	202,944	0.1
22,240,086	^ Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.855%, 09/25/18	366,414	0.1
476,339	Ginnie Mae 2011-53 B, 4.397%, 05/16/51	504,510	0.2
267,519	Ginnie Mae 2012-19 AB, 1.450%, 03/16/34	267,250	0.1
392,664	Ginnie Mae 2014-54 AC, 2.874%, 02/16/49	397,860	0.1
187,939	Ginnie Mae 2015-21 AF, 2.071%, 07/16/48	186,126	0.1
468,926	Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	462,698	0.2
207,196	Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	207,417	0.1
558,151	Ginnie Mae 2017-50 AB, 2.400%, 02/16/47	552,823	0.2
638,364	Ginnie Mae 2017-51 AB, 2.350%, 04/16/57	633,824	0.2
430,000	Ginnie Mae 2017-86 AB, 2.300%, 05/16/59	428,737	0.2
900,000	Ginnie Mae 2017-89 A, 2.500%, 08/16/57	901,941	0.3
409,423	Ginnie Mae 2017-69 AB, 2.350%, 05/16/53	406,862	0.1

See Accompanying Notes to Financial Statements

46

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
389,519		Ginnie Mae 2017-70 A, 2.500%, 10/16/57	388,818	0.1
195,231		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	197,878	0.1
740,000		GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/50	751,085	0.3
452,388		GS Mortgage Securities Trust 2012-GCJ9 A2, 1.762%, 11/10/45	452,552	0.2
500,000		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/47	509,839	0.2
233,442		JPMBB Commercial Mortgage Securities Trust 2013-C12 A2, 2.424%, 07/15/45	234,771	0.1
924,536		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	940,952	0.3
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH D, 3.409%, 04/15/27	648,459	0.2
52,831	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	52,638	0.0
149,789		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.296%, 04/15/41	152,701	0.0
197,464		ML-CFC Commercial Mortgage Trust 2007-9 A4, 5.700%, 09/12/49	197,619	0.1
489,076		Morgan Stanley Capital I Trust 2007-IQ16, 5.809%, 12/12/49	490,521	0.2
707,056		Morgan Stanley Capital I Trust 2008-TOP29, 6.503%, 01/11/43	717,336	0.3
760,000	#	PFP 2015-2 C, 4.422%, 07/14/34	761,298	0.3
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.475%, 08/15/39	754,813	0.3
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/48	678,968	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $21,733,611)		21,567,679	7.9

ASSET-BACKED SECURITIES: 17.4%
		Automobile Asset-Backed Securities: 5.3%
410,000		Ally Auto Receivables Trust 2016-2 A4, 1.600%, 01/15/21	408,300	0.2
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	401,266	0.1
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/22	901,254	0.3
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	349,857	0.1
500,000		CarMax Auto Owner Trust 2016-2 A3, 1.520%, 02/16/21	499,110	0.2
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	756,327	0.3
750,000	#	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	746,031	0.3
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	600,491	0.2
1,300,000		Ford Credit Auto Owner Trust 2016-C, 1.400%, 02/15/22	1,285,457	0.5
450,000		GM Financial Automobile Leasing Trust 2015-3 A4, 1.810%, 11/20/19	450,663	0.2
1,200,000		GM Financial Automobile Leasing Trust 2016-3, 1.780%, 05/20/20	1,197,475	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	351,097	0.1
970,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	970,535	0.4
300,000	#	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/20	299,289	0.1
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/23	401,790	0.2
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	450,585	0.2
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/22	997,759	0.4
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	349,335	0.1
550,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	554,041	0.2
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	320,831	0.1
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	666,916	0.2
650,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/22	652,352	0.2
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	209,979	0.1
260,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	259,821	0.1

See Accompanying Notes to Financial Statements

47

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	301,971	0.1
			14,382,532	5.3

		Credit Card Asset-Backed Securities: 4.4%
850,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	852,330	0.3
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	650,423	0.2
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,509,131	0.6
900,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	898,936	0.3
650,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	644,723	0.2
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/22	1,200,949	0.4
550,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	546,636	0.2
400,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	396,483	0.2
420,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	423,571	0.2
900,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	899,592	0.3
740,000		Discover Card Execution Note Trust 2012-A6 A6, 1.670%, 01/18/22	739,288	0.3
400,000		Discover Card Execution Note Trust 2014-A1 A1, 1.589%, 07/15/21	401,942	0.2
470,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	473,653	0.2
470,000		Discover Card Execution Note Trust 2015-A3 A, 1.450%, 03/15/21	469,126	0.2
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/22	1,190,428	0.4
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	602,778	0.2
			11,899,989	4.4

		Home Equity Asset-Backed Securities: 0.0%
74,683		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	75,179	0.0

		Other Asset-Backed Securities: 7.4%
970,000	#	Babson CLO Ltd. 2014-3A AR, 2.478%, 01/15/26	971,842	0.4
250,000	#	Bain Capital Credit CLO 2017-1A A2, 4.130%, 07/20/30	250,000	0.1
250,000	#	Barings CLO Ltd. 2017-1A A2, 5.850%, 07/18/29	250,000	0.1
580,000	#	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.492%, 07/15/29	580,000	0.2
840,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.646%, 01/20/29	842,310	0.3
1,650,000	#	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.648%, 01/15/29	1,654,734	0.6
1,210,000	#	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, 04/20/31	1,210,380	0.4
460,000	#	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.519%, 06/09/30	460,000	0.2
630,000	#	CIFC Funding Ltd. 2016-1A A, 2.636%, 10/21/28	632,119	0.2
980,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	980,645	0.4
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	621,550	0.2
968,807		CWABS, Inc. Asset-Backed Certificates Trust 2004-5 1A, 1.716%, 10/25/34	953,133	0.3
960,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.588%, 10/15/28	966,341	0.4
540,000	#	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, 07/18/30	540,000	0.2
1,120,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	1,120,930	0.4
68,218	#	GSAMP Trust 2005-SEA2 A1, 1.566%, 01/25/45	68,150	0.0
750,000	#	KKR CLO 9 AR Ltd., 2.457%, 07/15/30	750,000	0.3
950,000	#	LCM XXIII Ltd. 23A A1, 2.556%, 10/20/29	957,351	0.3
880,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.732%, 02/15/26	882,516	0.3
520,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.567%, 03/17/30	521,194	0.2
500,000	#	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.533%, 07/15/29	499,995	0.2
400,000	#	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.456%, 07/19/30	400,000	0.1
750,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.592%, 08/15/29	754,799	0.3
700,000	#	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, 07/20/30	700,000	0.3
275,000	#	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, 07/20/30	275,000	0.1
500,000	#	TCI-Symphony CLO 2017-1A A Ltd., 07/15/30	500,000	0.2

See Accompanying Notes to Financial Statements

48

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
570,000	#	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, 07/20/30	570,000	0.2
920,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	920,802	0.3
450,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	450,657	0.2
			20,284,448	7.4

		Student Loan Asset-Backed Securities: 0.3%
700,000	#	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	699,536	0.3

	Total Asset-Backed Securities
	(Cost $47,301,700)		47,341,684	17.4

U.S. TREASURY OBLIGATIONS: 20.3%
		U.S. Treasury Notes: 20.3%
4,138,000		1.250%, due 03/31/19	4,129,836	1.5
850,000		1.250%, due 05/31/19	848,058	0.3
21,510,000		1.250%, due 06/30/19	21,453,708	7.9
9,920,000		1.500%, due 06/15/20	9,906,052	3.6
6,238,000		1.750%, due 06/30/22	6,197,796	2.3
8,497,000		2.000%, due 06/30/24	8,420,994	3.1
2,290,000		1.875%, due 03/31/22	2,291,521	0.9
2,000,000		1.250%, due 04/30/19	1,995,390	0.7

	Total U.S. Treasury Obligations
	(Cost $55,310,352)		55,243,355	20.3

	Total Long-Term Investments
	(Cost $233,274,116)		233,449,685	85.6

SHORT-TERM INVESTMENTS: 14.2%
		Corporate Bonds/Notes: 6.9%
680,000		AbbVie, Inc., 1.800%, 05/14/18	681,008	0.2
705,000		Allergan Funding SCS, 2.350%, 03/12/18	708,073	0.3
614,000		Air Lease Corp., 2.125%, 01/15/18	615,175	0.2
690,000		Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,148	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	540,690	0.2
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	810,434	0.3
570,000		Baxalta, Inc., 2.000%, 06/22/18	571,061	0.2
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,192	0.1
502,000		British Telecommunications PLC, 5.950%, 01/15/18	513,323	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	371,069	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	790,299	0.3
820,000		Chevron Corp., 1.365%, 03/02/18	819,876	0.3
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	320,208	0.1
540,000		Corning, Inc., 1.500%, 05/08/18	539,830	0.2
750,000		Credit Suisse AG/New York NY, 1.700%, 04/27/18	750,045	0.3
310,000		eBay, Inc., 2.500%, 03/09/18	311,847	0.1
410,000		Eli Lilly & Co., 1.250%, 03/01/18	409,625	0.1
360,000		Energy Transfer L.P., 2.500%, 06/15/18	361,853	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	699,564	0.3
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	616,399	0.2
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	504,184	0.2
525,000		NetApp, Inc., 2.000%, 12/15/17	525,737	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	435,203	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	797,751	0.3
635,000		Sanofi, 1.250%, 04/10/18	634,355	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	539,423	0.2
539,000		Statoil ASA, 1.250%, 11/09/17	538,615	0.2
430,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	430,611	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	590,874	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,301,447	0.5
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	501,000	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	570,433	0.2
			18,765,352	6.9

		U.S. Government Agency Obligations: 0.0%
315		Fannie Mae, 6.000%, 09/01/17
		(Cost $315)	314	0.0

		Securities Lending Collateralcc: 0.3%
32,001		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $32,004, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $32,641, due 07/28/17-09/09/49)	32,001	0.0

See Accompanying Notes to Financial Statements

49

Voya Limited maturity bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
670,479	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $670,542, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $683,889, due 07/15/17-05/20/67)	670,479	0.3
38,952	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $38,955, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $39,731, due 07/15/17-01/15/37)	38,952	0.0
19,131	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $19,133, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $19,514, due 07/07/17-01/15/30)	19,131	0.0
		760,563	0.3

	Commercial Mortgage-Backed Securities: 0.1%
35,234,152	^ Freddie Mac Multifamily Structured Pass Through Certificates K702 X1, 1.617%, 02/25/18	189,799	0.1
14,826,766	^ Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.186%, 05/25/18	178,651	0.0
		368,450	0.1

	U.S. Treasury Obligations: 6.3%
17,405,000	United States Treasury Note, 0.625%, 06/30/18
	(Cost $17,313,087)	17,295,540	6.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,513,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,513,000)	1,513,000	0.6

	Total Short-Term Investments
	(Cost $38,657,258)	38,703,219	14.2

	Total Investments in Securities (Cost $271,931,374)	$272,152,904	99.8
	Assets in Excess of Other Liabilities	487,112	0.2
	Net Assets	$272,640,016	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $271,938,563.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$717,967
Gross Unrealized Depreciation	(503,626)

Net Unrealized Appreciation	$214,341

See Accompanying Notes to Financial Statements

50

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 16.7%
105,640	@	Carmax, Inc.	6,661,658	2.1
127,869		Carnival Corp.	8,384,370	2.6
37,520		Coach, Inc.	1,776,197	0.5
104,381		Comcast Corp. – Class A	4,062,509	1.3
12,945		Dollar General Corp.	933,205	0.3
87,421	@	Dollar Tree, Inc.	6,112,476	1.9
5,975		Expedia, Inc.	889,976	0.3
29,880	@	Liberty Interactive Corp. QVC Group	733,255	0.2
89,468		Lowe's Cos, Inc.	6,936,454	2.1
3,821		Marriott International, Inc.	383,285	0.1
11,730		McDonald's Corp.	1,796,567	0.6
15,570		Newell Brands, Inc.	834,863	0.3
84,806		Nike, Inc.	5,003,554	1.5
17,099	@	O'Reilly Automotive, Inc.	3,740,235	1.2
14,011		PVH Corp.	1,604,260	0.5
3,625		Royal Caribbean Cruises Ltd.	395,959	0.1
27,960		Starbucks Corp.	1,630,348	0.5
18,230		Walt Disney Co.	1,936,937	0.6
			53,816,108	16.7

		Consumer Staples: 6.5%
91,769		Altria Group, Inc.	6,834,038	2.1
72,764		Coca-Cola Co.	3,263,465	1.0
7,990		CVS Health Corp.	642,875	0.2
17,385		Kellogg Co.	1,207,562	0.4
21,485		Kroger Co.	501,030	0.2
21,779		PepsiCo, Inc.	2,515,257	0.8
43,685		Philip Morris International, Inc.	5,130,803	1.6
13,551		Sysco Corp.	682,022	0.2
			20,777,052	6.5

		Energy: 4.2%
59,938		Canadian Natural Resources Ltd.	1,728,612	0.5
57,830		Chevron Corp.	6,033,404	1.9
14,470		EOG Resources, Inc.	1,309,824	0.4
35,500		Exxon Mobil Corp.	2,865,915	0.9
40,035		Halliburton Co.	1,709,895	0.5
			13,647,650	4.2

		Financials: 20.8%
9,613	@	Alleghany Corp.	5,717,812	1.8
15,332		Aon PLC	2,038,389	0.6
108,572		Bank of America Corp.	2,633,957	0.8
67,134		Bank of New York Mellon Corp.	3,425,177	1.1
94,427	@	Berkshire Hathaway, Inc. – Class B	15,993,101	5.0
16,007		Blackrock, Inc.	6,761,517	2.1
73,856		Citigroup, Inc.	4,939,489	1.5
10,997		Invesco Ltd.	386,984	0.1
55,759		JPMorgan Chase & Co.	5,096,373	1.6
53,205		Morgan Stanley	2,370,815	0.7
157,794		Progressive Corp.	6,957,138	2.2
4,285		S&P Global, Inc.	625,567	0.2
178,478		Wells Fargo & Co.	9,889,466	3.1
			66,835,785	20.8

		Health Care: 12.5%
37,126		Abbott Laboratories	1,804,695	0.6
46,305	@	Alexion Pharmaceuticals, Inc.	5,633,929	1.8
8,360		Allergan plc	2,032,232	0.6
10,075		Anthem, Inc.	1,895,410	0.6
4,460	@	Biogen, Inc.	1,210,266	0.4
87,736		Bristol-Myers Squibb Co.	4,888,650	1.5
20,737		Cardinal Health, Inc.	1,615,827	0.5
19,490	@	Celgene Corp.	2,531,166	0.8
14,335		Cigna Corp.	2,399,536	0.7
72,017		Eli Lilly & Co.	5,926,999	1.8
32,889		Johnson & Johnson	4,350,886	1.4
14,257		Medtronic PLC	1,265,309	0.4
79,820		Pfizer, Inc.	2,681,154	0.8
5,458	@	Vertex Pharmaceuticals, Inc.	703,372	0.2
9,510		Zimmer Biomet Holdings, Inc.	1,221,084	0.4
			40,160,515	12.5

		Industrials: 12.3%
47,558		Deere & Co.	5,877,693	1.8
16,479		Eaton Corp. PLC	1,282,561	0.4
34,842		FedEx Corp.	7,572,212	2.4
36,543		General Dynamics Corp.	7,239,168	2.2
68,107		General Electric Co.	1,839,570	0.6
27,643		Honeywell International, Inc.	3,684,536	1.1
31,769		Johnson Controls International plc	1,377,504	0.4
29,335		Nielsen Holdings PLC	1,134,091	0.4
48,889		Norfolk Southern Corp.	5,949,791	1.8
60,508		Southwest Airlines Co.	3,759,967	1.2
			39,717,093	12.3

		Information Technology: 18.3%
32,585		Activision Blizzard, Inc.	1,875,918	0.6
2,378	@	Alphabet, Inc. - Class A	2,210,779	0.7
11,199	@	Alphabet, Inc. - Class C	10,176,867	3.2
101,662		Apple, Inc.	14,641,361	4.5
13,608		Broadcom Ltd.	3,171,344	1.0
125,786		Cisco Systems, Inc.	3,937,102	1.2
5,244	@	Electronic Arts, Inc.	554,396	0.2
32,155	@	Facebook, Inc.	4,854,762	1.5
20,850		Fidelity National Information Services, Inc.	1,780,590	0.6
1,542	@	FleetCor Technologies, Inc.	222,372	0.1
23,616		Mastercard, Inc. - Class A	2,868,163	0.9
67,535		Microsoft Corp.	4,655,188	1.4
3,340	@	Palo Alto Networks, Inc.	446,925	0.1
15,330		Total System Services, Inc.	892,973	0.3
68,528		Visa, Inc. - Class A	6,426,556	2.0
			58,715,296	18.3

		Materials: 3.0%
10,870		Ball Corp.	458,823	0.1
13,061		NewMarket Corp.	6,014,329	1.9
17,790		Sealed Air Corp.	796,281	0.3

See Accompanying Notes to Financial Statements

51

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
6,621	Sherwin-Williams Co.	2,323,706	0.7
		9,593,139	3.0

	Real Estate: 0.8%
18,698	American Tower Corp.	2,474,119	0.8

	Telecommunication Services: 1.9%
73,740	AT&T, Inc.	2,782,210	0.8
77,822	Verizon Communications, Inc.	3,475,531	1.1
		6,257,741	1.9

	Utilities: 0.6%
6,854	Edison International	535,914	0.1
31,550	Southern Co.	1,510,614	0.5
		2,046,528	0.6

	Total Common Stock
	(Cost $259,984,637)	314,041,026	97.6

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,742,683	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $2,742,683)	2,742,683	0.9

	Total Short-Term Investments
	(Cost $2,742,683)	2,742,683	0.9

	Total Investments in Securities (Cost $262,727,320)	$316,783,709	98.5
	Assets in Excess of Other Liabilities	4,756,344	1.5
	Net Assets	$321,540,053	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $264,096,869.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,503,230
Gross Unrealized Depreciation	(4,816,390)

Net Unrealized Appreciation	$52,686,840

See Accompanying Notes to Financial Statements

52

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.1%
17,340		Advance Auto Parts, Inc.	2,021,671	0.0
93,155	@	Amazon.com, Inc.	90,174,040	1.8
15,456	@,L	Autonation, Inc.	651,625	0.0
6,612	@	Autozone, Inc.	3,771,882	0.1
34,085		Bed Bath & Beyond, Inc.	1,036,184	0.0
62,300		Best Buy Co., Inc.	3,571,659	0.1
46,843		BorgWarner, Inc.	1,984,269	0.0
43,490	@,L	Carmax, Inc.	2,742,479	0.1
98,284		Carnival Corp.	6,444,482	0.1
86,496		CBS Corp. - Class B	5,516,715	0.1
50,646	@	Charter Communications, Inc.	17,060,105	0.4
6,731	@	Chipotle Mexican Grill, Inc.	2,800,769	0.1
66,013		Coach, Inc.	3,125,055	0.1
1,111,302		Comcast Corp. – Class A	43,251,874	0.9
29,197		Darden Restaurants, Inc.	2,640,577	0.1
62,905		Delphi Automotive PLC	5,513,623	0.1
36,108	@,L	Discovery Communications, Inc. - Class A	932,670	0.0
49,507	@	Discovery Communications, Inc. - Class C	1,248,071	0.0
53,414	@	Dish Network Corp. - Class A	3,352,263	0.1
59,241		Dollar General Corp.	4,270,684	0.1
55,578	@	Dollar Tree, Inc.	3,886,014	0.1
80,254		D.R. Horton, Inc.	2,774,381	0.1
28,547		Expedia, Inc.	4,252,076	0.1
30,816		Foot Locker, Inc.	1,518,612	0.0
918,384		Ford Motor Co.	10,276,717	0.2
51,688		Gap, Inc.	1,136,619	0.0
26,940		Garmin Ltd.	1,374,748	0.0
322,457		General Motors Co.	11,263,423	0.2
34,610		Genuine Parts Co.	3,210,424	0.1
59,125		Goodyear Tire & Rubber Co.	2,067,010	0.0
48,646		H&R Block, Inc.	1,503,648	0.0
85,508	L	Hanesbrands, Inc.	1,980,365	0.0
41,102		Harley-Davidson, Inc.	2,220,330	0.0
26,418		Hasbro, Inc.	2,945,871	0.1
48,114		Hilton Worldwide Holdings, Inc.	2,975,851	0.1
280,732		Home Depot, Inc.	43,064,289	0.9
92,777		Interpublic Group of Cos., Inc.	2,282,314	0.1
40,032	L	Kohl's Corp.	1,548,037	0.0
56,578		L Brands, Inc.	3,048,988	0.1
31,068		Leggett & Platt, Inc.	1,632,002	0.0
47,712		Lennar Corp. - Class A	2,544,004	0.1
72,390	@	LKQ Corp.	2,385,250	0.1
201,484		Lowe's Cos, Inc.	15,621,055	0.3
71,503		Macy's, Inc.	1,661,730	0.0
72,955		Marriott International, Inc.	7,318,116	0.2
80,437		Mattel, Inc.	1,731,809	0.0
191,389		McDonald's Corp.	29,313,139	0.6
36,593	@	Michael Kors Holdings Ltd.	1,326,496	0.0
14,834	@	Mohawk Industries, Inc.	3,585,229	0.1
101,206	@	Netflix, Inc.	15,121,188	0.3
113,439		Newell Brands, Inc.	6,082,599	0.1
89,741		News Corp - Class A	1,229,452	0.0
28,126		News Corp - Class B	397,983	0.0
311,180		Nike, Inc.	18,359,620	0.4
26,125	L	Nordstrom, Inc.	1,249,559	0.0
54,652		Omnicom Group	4,530,651	0.1
21,370	@	O'Reilly Automotive, Inc.	4,674,474	0.1
11,546	@	Priceline.com, Inc.	21,597,024	0.4
66,676		Pulte Group, Inc.	1,635,562	0.0
18,317		PVH Corp.	2,097,296	0.0
12,942		Ralph Lauren Corp.	955,120	0.0
92,047		Ross Stores, Inc.	5,313,873	0.1
39,392		Royal Caribbean Cruises Ltd.	4,302,788	0.1
22,520		Scripps Networks Interactive - Class A	1,538,341	0.0
16,062	L	Signet Jewelers Ltd.	1,015,761	0.0
153,372		Staples, Inc.	1,544,456	0.0
340,033		Starbucks Corp.	19,827,324	0.4
129,549		Target Corp.	6,774,117	0.1
25,172		Tiffany & Co.	2,362,896	0.1
182,107		Time Warner, Inc.	18,285,364	0.4
151,050		TJX Cos., Inc.	10,901,278	0.2
30,189		Tractor Supply Co.	1,636,546	0.0
25,932	@	TripAdvisor, Inc.	990,602	0.0
247,102		Twenty-First Century Fox, Inc. - Class A	7,002,871	0.1
114,377		Twenty-First Century Fox, Inc. - Class B	3,187,687	0.1
13,693	@	Ulta Beauty, Inc.	3,934,547	0.1
43,364	@,L	Under Armour, Inc. Class A	943,601	0.0
43,286	@,L	Under Armour, Inc. Class C-W/I	872,646	0.0
75,226		VF Corp.	4,333,018	0.1
82,725		Viacom, Inc. - Class B	2,777,078	0.1
341,594		Walt Disney Co.	36,294,362	0.7
17,370		Whirlpool Corp.	3,328,439	0.1
24,504		Wyndham Worldwide Corp.	2,460,447	0.1
18,749		Wynn Resorts Ltd.	2,514,616	0.1
77,681		Yum! Brands, Inc.	5,729,751	0.1
			598,362,181	12.1

		Consumer Staples: 8.9%
453,575		Altria Group, Inc.	33,777,730	0.7
134,000		Archer-Daniels-Midland Co.	5,544,920	0.1
41,536		Brown-Forman Corp. - Class B	2,018,650	0.0
45,028		Campbell Soup Co.	2,348,210	0.0
58,529		Church & Dwight Co., Inc.	3,036,484	0.1
30,244		Clorox Co.	4,029,711	0.1
902,927		Coca-Cola Co.	40,496,276	0.8
207,409		Colgate-Palmolive Co.	15,375,229	0.3
94,918		Conagra Brands, Inc.	3,394,268	0.1
40,258		Constellation Brands, Inc.	7,799,182	0.2
102,988		Costco Wholesale Corp.	16,470,871	0.3
110,600		Coty, Inc - Class A	2,074,856	0.0
239,227		CVS Health Corp.	19,248,204	0.4

See Accompanying Notes to Financial Statements

53

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
43,163		Dr Pepper Snapple Group, Inc.	3,932,581	0.1
52,568		Estee Lauder Cos., Inc.	5,045,477	0.1
135,284		General Mills, Inc.	7,494,734	0.1
32,873		Hershey Co.	3,529,574	0.1
63,340		Hormel Foods Corp.	2,160,527	0.0
27,339		JM Smucker Co.	3,235,024	0.1
59,220		Kellogg Co.	4,113,421	0.1
83,342		Kimberly-Clark Corp.	10,760,286	0.2
140,099		Kraft Heinz Co.	11,998,078	0.2
214,291		Kroger Co.	4,997,266	0.1
26,588		McCormick & Co., Inc.	2,592,596	0.0
43,361		Molson Coors Brewing Co.	3,743,789	0.1
356,277		Mondelez International, Inc.	15,387,604	0.3
94,664	@	Monster Beverage Corp.	4,702,908	0.1
335,431		PepsiCo, Inc.	38,738,926	0.8
364,698		Philip Morris International, Inc.	42,833,780	0.9
600,561		Procter & Gamble Co.	52,338,891	1.1
194,306		Reynolds American, Inc.	12,637,662	0.3
115,618		Sysco Corp.	5,819,054	0.1
67,672		Tyson Foods, Inc.	4,238,297	0.1
200,519		Walgreens Boots Alliance, Inc.	15,702,643	0.3
346,843		Wal-Mart Stores, Inc.	26,249,078	0.5
75,038		Whole Foods Market, Inc.	3,159,850	0.1
			441,026,637	8.9

		Energy: 6.0%
131,575		Anadarko Petroleum Corp.	5,965,611	0.1
89,316		Apache Corp.	4,280,916	0.1
99,909		Baker Hughes, Inc.	5,446,040	0.1
109,311		Cabot Oil & Gas Corp.	2,741,520	0.1
179,110	@,L	Chesapeake Energy Corp.	890,177	0.0
444,867		Chevron Corp.	46,412,974	0.9
22,333		Cimarex Energy Co.	2,099,525	0.0
34,791	@	Concho Resources, Inc./Midland TX	4,228,150	0.1
290,488		ConocoPhillips	12,769,852	0.3
123,442		Devon Energy Corp.	3,946,441	0.1
135,550		EOG Resources, Inc.	12,269,986	0.3
40,697		EQT Corp.	2,384,437	0.1
994,964		Exxon Mobil Corp.	80,323,444	1.6
203,787		Halliburton Co.	8,703,743	0.2
25,493	L	Helmerich & Payne, Inc.	1,385,290	0.0
63,454		Hess Corp.	2,783,727	0.1
450,817		Kinder Morgan, Inc.	8,637,654	0.2
199,589		Marathon Oil Corp.	2,365,130	0.0
121,807		Marathon Petroleum Corp.	6,374,160	0.1
38,086	L	Murphy Oil Corp.	976,144	0.0
89,239		National Oilwell Varco, Inc.	2,939,533	0.1
46,774	@	Newfield Exploration Co.	1,331,188	0.0
106,884		Noble Energy, Inc.	3,024,817	0.1
179,534		Occidental Petroleum Corp.	10,748,701	0.2
89,168		Oneok, Inc.	4,651,003	0.1
103,009		Phillips 66	8,517,814	0.2
39,941		Pioneer Natural Resources Co.	6,373,785	0.1
44,185		Range Resources Corp.	1,023,766	0.0
326,267		Schlumberger Ltd.	21,481,419	0.4
109,562	@	TechnipFMC PLC	2,980,086	0.1
35,487		Tesoro Corp.	3,321,583	0.1
91,823	@	Transocean Ltd.	755,703	0.0
105,016		Valero Energy Corp.	7,084,379	0.1
194,020		Williams Cos., Inc.	5,874,926	0.1
			295,093,624	6.0

		Financials: 14.4%
13,291		Affiliated Managers Group, Inc.	2,204,445	0.0
93,185		Aflac, Inc.	7,238,611	0.1
206,514		American International Group, Inc.	12,911,255	0.3
85,594		Allstate Corp.	7,569,933	0.2
176,292		American Express Co.	14,850,838	0.3
35,799		Ameriprise Financial, Inc.	4,556,855	0.1
61,538		Aon PLC	8,181,477	0.2
42,144		Arthur J. Gallagher & Co.	2,412,744	0.0
12,865		Assurant, Inc.	1,333,972	0.0
2,336,833		Bank of America Corp.	56,691,569	1.1
244,177		Bank of New York Mellon Corp.	12,457,911	0.3
190,520		BB&T Corp.	8,651,513	0.2
446,024	@	Berkshire Hathaway, Inc. – Class B	75,543,085	1.5
28,470		Blackrock, Inc.	12,026,013	0.2
113,408		Capital One Financial Corp.	9,369,769	0.2
21,574		CBOE Holdings, Inc.	1,971,864	0.0
285,718		Charles Schwab Corp.	12,274,445	0.2
109,640		Chubb Ltd.	15,939,463	0.3
35,191		Cincinnati Financial Corp.	2,549,588	0.1
646,500		Citigroup, Inc.	43,237,920	0.9
118,944		Citizens Financial Group, Inc.	4,243,922	0.1
79,787		CME Group, Inc.	9,992,524	0.2
41,547		Comerica, Inc.	3,042,902	0.1
89,274		Discover Financial Services	5,551,950	0.1
64,498	@	E*Trade Financial Corp.	2,452,859	0.0
9,644		Everest Re Group Ltd.	2,455,266	0.1
176,173		Fifth Third Bancorp	4,573,451	0.1
80,401		Franklin Resources, Inc.	3,601,161	0.1
85,960		Goldman Sachs Group, Inc.	19,074,524	0.4
86,262		Hartford Financial Services Group, Inc.	4,534,793	0.1
255,270		Huntington Bancshares, Inc.	3,451,250	0.1
139,025		Intercontinental Exchange, Inc.	9,164,528	0.2
95,536		Invesco Ltd.	3,361,912	0.1
834,244		JPMorgan Chase & Co.	76,249,902	1.5
257,380		Keycorp	4,823,301	0.1
76,041		Leucadia National Corp.	1,989,233	0.0
52,664		Lincoln National Corp.	3,559,033	0.1
64,831		Loews Corp.	3,034,739	0.1
36,130		M&T Bank Corp.	5,851,253	0.1
121,007		Marsh & McLennan Cos., Inc.	9,433,706	0.2
253,703		Metlife, Inc.	13,938,443	0.3
39,081		Moody's Corp.	4,755,376	0.1
334,452		Morgan Stanley	14,903,181	0.3

See Accompanying Notes to Financial Statements

54

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
26,763		Nasdaq, Inc.	1,913,287	0.0
66,908		Navient Corp.	1,114,018	0.0
50,676		Northern Trust Corp.	4,926,214	0.1
80,857		People's United Financial, Inc.	1,427,935	0.0
113,627		PNC Financial Services Group, Inc.	14,188,603	0.3
62,940		Principal Financial Group, Inc.	4,032,566	0.1
136,403		Progressive Corp.	6,014,008	0.1
100,735		Prudential Financial, Inc.	10,893,483	0.2
30,098		Raymond James Financial, Inc.	2,414,462	0.0
282,260		Regions Financial Corp.	4,132,286	0.1
60,535		S&P Global, Inc.	8,837,505	0.2
83,045		State Street Corp.	7,451,628	0.2
113,527		SunTrust Banks, Inc.	6,439,251	0.1
180,864		Synchrony Financial	5,393,364	0.1
56,653		T. Rowe Price Group, Inc.	4,204,219	0.1
25,547		Torchmark Corp.	1,954,346	0.0
65,611		Travelers Cos., Inc.	8,301,760	0.2
53,588		Unum Group	2,498,808	0.1
371,983		US Bancorp	19,313,357	0.4
1,056,091		Wells Fargo & Co.	58,518,002	1.2
29,841		Willis Towers Watson PLC	4,340,672	0.1
61,390		XL Group Ltd.	2,688,882	0.1
47,580		Zions Bancorp.	2,089,238	0.0
			709,100,373	14.4

		Health Care: 14.3%
407,464		Abbott Laboratories	19,806,825	0.4
373,715		AbbVie, Inc.	27,098,075	0.5
77,888		Aetna, Inc.	11,825,735	0.2
75,681		Agilent Technologies, Inc.	4,488,640	0.1
52,729	@	Alexion Pharmaceuticals, Inc.	6,415,537	0.1
17,731	@	Align Technology, Inc.	2,661,778	0.1
78,866		Allergan plc	19,171,536	0.4
38,968		AmerisourceBergen Corp.	3,683,645	0.1
172,797		Amgen, Inc.	29,760,827	0.6
62,223		Anthem, Inc.	11,706,013	0.2
114,533		Baxter International, Inc.	6,933,828	0.1
53,386		Becton Dickinson & Co.	10,416,142	0.2
50,160	@	Biogen, Inc.	13,611,418	0.3
321,553	@	Boston Scientific Corp.	8,913,449	0.2
386,839		Bristol-Myers Squibb Co.	21,554,669	0.4
74,174		Cardinal Health, Inc.	5,779,638	0.1
183,348	@	Celgene Corp.	23,811,405	0.5
40,454	@	Centene Corp.	3,231,465	0.1
69,035	@	Cerner Corp.	4,588,756	0.1
60,116		Cigna Corp.	10,062,817	0.2
11,473		Cooper Cos., Inc.	2,746,866	0.1
17,005		CR Bard, Inc.	5,375,450	0.1
143,430		Danaher Corp.	12,104,058	0.2
36,556	@	DaVita, Inc.	2,367,367	0.0
53,827		Dentsply Sirona, Inc.	3,490,143	0.1
49,265	@	Edwards Lifesciences Corp.	5,825,094	0.1
227,999		Eli Lilly & Co.	18,764,318	0.4
27,582	@	Envision Healthcare Corp.	1,728,564	0.0
139,368	@	Express Scripts Holding Co.	8,897,253	0.2
306,837		Gilead Sciences, Inc.	21,717,923	0.4
67,201	@	HCA Healthcare, Inc.	5,859,927	0.1
18,628	@	Henry Schein, Inc.	3,409,297	0.1
65,751	@	Hologic, Inc.	2,983,780	0.1
33,887		Humana, Inc.	8,153,890	0.2
20,693	@	Idexx Laboratories, Inc.	3,340,264	0.1
34,283	@	Illumina, Inc.	5,948,786	0.1
39,910	@	Incyte Corp., Ltd.	5,025,068	0.1
8,651	@	Intuitive Surgical, Inc.	8,091,886	0.2
632,547		Johnson & Johnson	83,679,643	1.7
24,022	@	Laboratory Corp. of America Holdings	3,702,751	0.1
23,328	@	Mallinckrodt PLC - W/I	1,045,328	0.0
49,523		McKesson Corp.	8,148,514	0.2
321,432		Medtronic PLC	28,527,090	0.6
642,252		Merck & Co., Inc.	41,161,931	0.8
6,064	@	Mettler Toledo International, Inc.	3,568,907	0.1
108,236	@	Mylan NV	4,201,721	0.1
19,159	L	Patterson Cos., Inc.	899,515	0.0
25,839		PerkinElmer, Inc.	1,760,669	0.0
33,667		Perrigo Co. PLC	2,542,532	0.0
1,401,326		Pfizer, Inc.	47,070,540	1.0
32,129		Quest Diagnostics, Inc.	3,571,460	0.1
17,892	@	Regeneron Pharmaceuticals, Inc.	8,787,477	0.2
72,845		Stryker Corp.	10,109,429	0.2
91,864		Thermo Fisher Scientific, Inc.	16,027,512	0.3
226,281		UnitedHealth Group, Inc.	41,957,023	0.8
20,995		Universal Health Services, Inc.	2,563,070	0.1
21,585	@	Varian Medical Systems, Inc.	2,227,356	0.0
58,485	@	Vertex Pharmaceuticals, Inc.	7,536,962	0.2
18,794	@	Waters Corp.	3,455,089	0.1
47,250		Zimmer Biomet Holdings, Inc.	6,066,900	0.1
115,246		Zoetis, Inc.	7,189,045	0.1
			707,152,596	14.3

		Industrials: 10.2%
140,324		3M Co.	29,214,054	0.6
10,356		Acuity Brands, Inc.	2,105,168	0.0
29,024		Alaska Air Group, Inc.	2,605,194	0.1
22,371		Allegion Public Ltd.	1,814,736	0.0
115,667		American Airlines Group, Inc.	5,820,363	0.1
54,033		Ametek, Inc.	3,272,779	0.1
103,499		Arconic, Inc.	2,344,252	0.0
131,808		Boeing Co.	26,065,032	0.5
138,342		Caterpillar, Inc.	14,866,231	0.3
33,083		CH Robinson Worldwide, Inc.	2,272,140	0.0
20,280		Cintas Corp.	2,556,091	0.1
216,659		CSX Corp.	11,820,915	0.2
36,288		Cummins, Inc.	5,886,639	0.1
69,100		Deere & Co.	8,540,069	0.2
172,833		Delta Air Lines, Inc.	9,288,045	0.2
36,554		Dover Corp.	2,932,362	0.1
105,032		Eaton Corp. PLC	8,174,641	0.2
151,333		Emerson Electric Co.	9,022,473	0.2
28,228		Equifax, Inc.	3,879,092	0.1

See Accompanying Notes to Financial Statements

55

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
42,306		Expeditors International Washington, Inc.	2,389,443	0.1
67,923		Fastenal Co.	2,956,688	0.1
57,761		FedEx Corp.	12,553,198	0.3
30,671		Flowserve Corp.	1,424,055	0.0
32,823		Fluor Corp.	1,502,637	0.0
70,803		Fortive Corp.	4,485,370	0.1
36,125		Fortune Brands Home & Security, Inc.	2,356,795	0.0
66,590		General Dynamics Corp.	13,191,479	0.3
2,044,917		General Electric Co.	55,233,208	1.1
179,007		Honeywell International, Inc.	23,859,843	0.5
74,521	@	IHS Markit Ltd.	3,281,905	0.1
73,005		Illinois Tool Works, Inc.	10,457,966	0.2
60,118		Ingersoll-Rand PLC - Class A	5,494,184	0.1
28,278		Jacobs Engineering Group, Inc.	1,538,040	0.0
20,144		JB Hunt Transport Services, Inc.	1,840,759	0.0
220,280		Johnson Controls International plc	9,551,341	0.2
24,910		Kansas City Southern	2,606,831	0.1
18,287		L3 Technologies, Inc.	3,055,392	0.1
58,450		Lockheed Martin Corp.	16,226,304	0.3
75,128		Masco Corp.	2,870,641	0.1
78,866		Nielsen Holdings PLC	3,048,960	0.1
68,045		Norfolk Southern Corp.	8,281,076	0.2
40,992		Northrop Grumman Corp.	10,523,056	0.2
82,486		Paccar, Inc.	5,447,375	0.1
31,274		Parker Hannifin Corp.	4,998,211	0.1
39,370		Pentair PLC	2,619,680	0.1
34,779	@	Quanta Services, Inc.	1,144,925	0.0
68,349		Raytheon Co.	11,036,997	0.2
53,983		Republic Services, Inc.	3,440,337	0.1
29,864		Robert Half International, Inc.	1,431,382	0.0
30,253		Rockwell Automation, Inc.	4,899,776	0.1
38,130		Rockwell Collins, Inc.	4,006,700	0.1
23,959		Roper Technologies, Inc.	5,547,227	0.1
13,608		Snap-On, Inc.	2,150,064	0.0
141,983		Southwest Airlines Co.	8,822,824	0.2
35,921		Stanley Black & Decker, Inc.	5,055,162	0.1
20,023	@	Stericycle, Inc.	1,528,155	0.0
62,857		Textron, Inc.	2,960,565	0.1
11,483		TransDigm Group, Inc.	3,087,434	0.1
189,597		Union Pacific Corp.	20,649,009	0.4
66,168	@	United Continental Holdings, Inc.	4,979,142	0.1
161,732		United Parcel Service, Inc. - Class B	17,885,942	0.4
19,845	@	United Rentals, Inc.	2,236,730	0.0
174,969		United Technologies Corp.	21,365,465	0.4
36,107	@	Verisk Analytics, Inc.	3,046,348	0.1
95,441		Waste Management, Inc.	7,000,597	0.1
12,618		WW Grainger, Inc.	2,277,928	0.0
42,200		Xylem, Inc.	2,339,146	0.0
			501,166,568	10.2

		Information Technology: 22.0%
145,604		Accenture PLC	18,008,303	0.4
162,812		Activision Blizzard, Inc.	9,373,087	0.2
116,162	@	Adobe Systems, Inc.	16,429,953	0.3
181,960	@,L	Advanced Micro Devices, Inc.	2,270,861	0.0
40,593	@	Akamai Technologies, Inc.	2,021,937	0.0
13,074		Alliance Data Systems Corp.	3,355,965	0.1
69,888	@	Alphabet, Inc. - Class A	64,973,476	1.3
70,067	@	Alphabet, Inc. - Class C	63,671,985	1.3
71,763		Amphenol Corp.	5,297,545	0.1
86,179		Analog Devices, Inc.	6,704,726	0.1
20,076	@	ANSYS, Inc.	2,442,848	0.1
1,224,276		Apple, Inc.	176,320,229	3.6
252,338		Applied Materials, Inc.	10,424,083	0.2
45,541	@	Autodesk, Inc.	4,591,444	0.1
105,058		Automatic Data Processing, Inc.	10,764,243	0.2
94,245		Broadcom Ltd.	21,963,797	0.4
73,581		CA, Inc.	2,536,337	0.1
1,174,077		Cisco Systems, Inc.	36,748,610	0.7
35,492	@	Citrix Systems, Inc.	2,824,453	0.1
138,304		Cognizant Technology Solutions Corp.	9,183,386	0.2
216,083		Corning, Inc.	6,493,294	0.1
34,117		CSRA, Inc.	1,083,215	0.0
66,491		DXC Technology Co.	5,101,189	0.1
236,357	@	eBay, Inc.	8,253,586	0.2
72,799	@	Electronic Arts, Inc.	7,696,310	0.2
15,194	@	F5 Networks, Inc.	1,930,550	0.0
555,036	@	Facebook, Inc.	83,799,335	1.7
77,625		Fidelity National Information Services, Inc.	6,629,175	0.1
49,870	@	Fiserv, Inc.	6,101,096	0.1
32,042		Flir Systems, Inc.	1,110,576	0.0
21,235	@	Gartner, Inc.	2,622,735	0.1
35,806		Global Payments, Inc.	3,233,998	0.1
28,627		Harris Corp.	3,122,633	0.1
390,921		Hewlett Packard Enterprise Co.	6,485,379	0.1
395,269		HP, Inc.	6,909,302	0.1
200,752		International Business Machines Corp.	30,881,680	0.6
1,105,734		Intel Corp.	37,307,465	0.8
57,155		Intuit, Inc.	7,590,756	0.2
89,721		Juniper Networks, Inc.	2,501,421	0.1
36,810		KLA-Tencor Corp.	3,368,483	0.1
37,879		Lam Research Corp.	5,357,227	0.1
220,253		Mastercard, Inc. - Class A	26,749,727	0.5
53,866		Microchip Technology, Inc.	4,157,378	0.1
244,189	@	Micron Technology, Inc.	7,291,483	0.1
1,812,875		Microsoft Corp.	124,961,474	2.5
38,385		Motorola Solutions, Inc.	3,329,515	0.1
63,623		NetApp, Inc.	2,548,101	0.1
139,714		Nvidia Corp.	20,197,056	0.4
705,312		Oracle Corp.	35,364,344	0.7
75,077		Paychex, Inc.	4,274,884	0.1
262,326	@	PayPal Holdings, Inc.	14,079,036	0.3
29,844	@	Qorvo, Inc.	1,889,722	0.0
346,921		Qualcomm, Inc.	19,156,978	0.4
41,745	@	Red Hat, Inc.	3,997,084	0.1
157,010	@	Salesforce.com, Inc.	13,597,066	0.3

See Accompanying Notes to Financial Statements

56

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
69,740		Seagate Technology	2,702,425	0.1
43,329		Skyworks Solutions, Inc.	4,157,418	0.1
142,823		Symantec Corp.	4,034,750	0.1
35,295	@	Synopsys, Inc.	2,574,064	0.1
83,365		TE Connectivity Ltd.	6,559,158	0.1
233,950		Texas Instruments, Inc.	17,997,773	0.4
38,892		Total System Services, Inc.	2,265,459	0.0
20,731	@,L	VeriSign, Inc.	1,927,154	0.0
433,523		Visa, Inc. - Class A	40,655,787	0.8
68,388		Western Digital Corp.	6,059,177	0.1
110,657		Western Union Co.	2,108,016	0.0
50,129		Xerox Corp.	1,440,206	0.0
58,246		Xilinx, Inc.	3,746,383	0.1
			1,085,308,291	22.0

		Materials: 2.8%
51,125		Air Products & Chemicals, Inc.	7,313,942	0.2
26,006		Albemarle Corp.	2,744,673	0.1
20,795		Avery Dennison Corp.	1,837,654	0.0
82,212		Ball Corp.	3,470,168	0.1
54,742		CF Industries Holdings, Inc.	1,530,586	0.0
263,922		Dow Chemical Co.	16,645,561	0.3
34,243		Eastman Chemical Co.	2,876,070	0.1
61,296		Ecolab, Inc.	8,137,044	0.2
203,591		Du Pont E I de Nemours & Co.	16,431,830	0.3
31,466		FMC Corp.	2,298,591	0.0
312,552	@	Freeport-McMoRan, Inc.	3,753,749	0.1
18,544		International Flavors & Fragrances, Inc.	2,503,440	0.1
96,954		International Paper Co.	5,488,566	0.1
77,559		LyondellBasell Industries NV - Class A	6,545,204	0.1
14,707		Martin Marietta Materials, Inc.	3,273,484	0.1
103,038		Monsanto Co.	12,195,578	0.2
82,424		Mosaic Co.	1,881,740	0.0
125,210		Newmont Mining Corp.	4,055,552	0.1
74,918		Nucor Corp.	4,335,505	0.1
60,159		PPG Industries, Inc.	6,615,084	0.1
67,124		Praxair, Inc.	8,897,286	0.2
45,980		Sealed Air Corp.	2,058,065	0.0
19,025		Sherwin-Williams Co.	6,677,014	0.1
31,032		Vulcan Materials Co.	3,931,134	0.1
58,962		WestRock Co.	3,340,787	0.1
			138,838,307	2.8

		Real Estate: 2.9%
21,386		Alexandria Real Estate Equities, Inc.	2,576,371	0.1
99,798		American Tower Corp.	13,205,271	0.3
36,871		Apartment Investment & Management Co.	1,584,347	0.0
32,354		AvalonBay Communities, Inc.	6,217,468	0.1
36,128		Boston Properties, Inc.	4,444,467	0.1
70,611	@	CBRE Group, Inc.	2,570,240	0.1
85,968		Crown Castle International Corp.	8,612,274	0.2
37,518		Digital Realty Trust, Inc.	4,237,658	0.1
18,295		Equinix, Inc.	7,851,482	0.2
86,213		Equity Residential	5,675,402	0.1
15,404		Essex Property Trust, Inc.	3,962,987	0.1
29,566		Extra Space Storage, Inc.	2,306,148	0.0
16,963		Federal Realty Investment Trust	2,143,954	0.0
136,784		GGP, Inc.	3,222,631	0.1
110,027		HCP, Inc.	3,516,463	0.1
173,702		Host Hotels & Resorts, Inc.	3,173,536	0.1
57,677		Iron Mountain, Inc.	1,981,782	0.0
99,950		Kimco Realty Corp.	1,834,082	0.0
27,965		Macerich Co.	1,623,648	0.0
26,670		Mid-America Apartment Communities, Inc.	2,810,485	0.1
124,525		ProLogis, Inc.	7,302,146	0.1
35,107		Public Storage, Inc.	7,320,863	0.1
64,118		Realty Income Corp.	3,538,031	0.1
34,346		Regency Centers Corp.	2,151,433	0.0
73,308		Simon Property Group, Inc.	11,858,302	0.2
23,912		SL Green Realty Corp.	2,529,890	0.1
62,788		UDR, Inc.	2,446,848	0.1
83,329		Ventas, Inc.	5,789,699	0.1
40,448		Vornado Realty Trust	3,798,067	0.1
85,981		Welltower, Inc.	6,435,678	0.1
176,414		Weyerhaeuser Co.	5,909,869	0.1
			142,631,522	2.9

		Telecommunication Services: 2.1%
1,443,629		AT&T, Inc.	54,468,122	1.1
128,869	L	CenturyLink, Inc.	3,077,392	0.0
68,736	@	Level 3 Communications, Inc.	4,076,045	0.1
957,888		Verizon Communications, Inc.	42,779,278	0.9
			104,400,837	2.1

		Utilities: 3.1%
155,011		AES Corp.	1,722,172	0.0
53,496		Alliant Energy Corp.	2,148,934	0.0
56,974		Ameren Corp.	3,114,769	0.1
115,461		American Electric Power Co., Inc.	8,021,076	0.2
41,842		American Water Works Co., Inc.	3,261,584	0.1
101,197		Centerpoint Energy, Inc.	2,770,774	0.1
65,854		CMS Energy Corp.	3,045,747	0.1
71,708		Consolidated Edison, Inc.	5,795,441	0.1
147,694		Dominion Resources, Inc.	11,317,791	0.2
42,123		DTE Energy Co.	4,456,192	0.1
164,342		Duke Energy Corp.	13,737,348	0.3
76,505		Edison International	5,981,926	0.1
42,141		Entergy Corp.	3,235,165	0.1
74,409		Eversource Energy	4,517,370	0.1
217,460		Exelon Corp.	7,843,782	0.2
104,196		FirstEnergy Corp.	3,038,355	0.1
109,931		NextEra Energy, Inc.	15,404,631	0.3
75,950		NiSource, Inc.	1,926,092	0.0
74,221		NRG Energy, Inc.	1,278,086	0.0
119,898		PG&E Corp.	7,957,630	0.2
26,196		Pinnacle West Capital Corp.	2,230,851	0.0
160,419		PPL Corp.	6,201,799	0.1
118,787		Public Service Enterprise Group, Inc.	5,109,029	0.1
33,559		SCANA Corp.	2,248,789	0.0

See Accompanying Notes to Financial Statements

57

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
58,899	Sempra Energy	6,640,862	0.1
233,545	Southern Co.	11,182,135	0.2
74,102	WEC Energy Group, Inc.	4,548,381	0.1
119,230	Xcel Energy, Inc.	5,470,272	0.1
		154,206,983	3.1

	Total Common Stock
	(Cost $3,052,001,951)	4,877,287,919	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc: 0.4%
695,121	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $695,184, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $709,023, due 07/28/17-09/09/49)	695,121	0.0
5,146,113	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,146,599, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,249,035, due 07/15/17-05/20/67)	5,146,113	0.1
5,146,113	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,146,599, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,249,035, due 07/13/17-12/01/51)	5,146,113	0.1
846,116	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $846,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $863,040, due 07/15/17-01/15/37)	846,116	0.0
415,574	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $415,617, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $423,888, due 07/07/17-01/15/30)	415,574	0.0
4,272,021	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $4,272,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,357,462, due 07/10/17-06/20/67)	4,272,021	0.1
5,146,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,146,650, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,249,007, due 01/15/19-02/15/46)	5,146,100	0.1
		21,667,158	0.4

See Accompanying Notes to Financial Statements

58

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
54,377,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $54,377,000)	54,377,000	1.1

	Total Short-Term Investments
	(Cost $76,044,158)	76,044,158	1.5

	Total Investments in Securities (Cost $3,128,046,109)	$4,953,332,077	100.3
	Liabilities in Excess of Other Assets	(14,007,736)	(0.3)
	Net Assets	$4,939,324,341	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $3,162,435,551.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,907,372,338
Gross Unrealized Depreciation	(116,475,812)

Net Unrealized Appreciation	$1,790,896,526

See Accompanying Notes to Financial Statements

59

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 45.2%
		Consumer Discretionary: 3.6%
40,000		Daimler AG	2,901,152	0.6
613,404		Ford Motor Co.	6,863,991	1.4
80,000		General Motors Co.	2,794,400	0.6
91,000		Target Corp.	4,758,390	1.0
			17,317,933	3.6

		Consumer Staples: 3.7%
42,000	L	Anheuser-Busch InBev NV ADR	4,635,120	1.0
110,000		Coca-Cola Co.	4,933,500	1.0
40,000		PepsiCo, Inc.	4,619,600	1.0
27,000		Philip Morris International, Inc.	3,171,150	0.7
			17,359,370	3.7

		Energy: 7.7%
37,000		Anadarko Petroleum Corp.	1,677,580	0.3
60,000		Baker Hughes, Inc.	3,270,600	0.7
200,000		BP PLC ADR	6,930,000	1.5
80,000		Chevron Corp.	8,346,400	1.8
50,000		Occidental Petroleum Corp.	2,993,500	0.6
215,000		Royal Dutch Shell PLC - Class A ADR	11,435,850	2.4
16,000		Schlumberger Ltd.	1,053,440	0.2
200,000	@,L	Weatherford International PLC	774,000	0.2
			36,481,370	7.7

		Financials: 5.4%
180,000		Bank of America Corp.	4,366,800	0.9
64,300		JPMorgan Chase & Co.	5,877,020	1.2
72,908		Metlife, Inc.	4,005,566	0.9
80,000		US Bancorp	4,153,600	0.9
130,000		Wells Fargo & Co.	7,203,300	1.5
			25,606,286	5.4

		Health Care: 5.6%
65,000		AstraZeneca PLC	4,353,952	0.9
30,000		Eli Lilly & Co.	2,469,000	0.5
32,500		Medtronic PLC	2,884,375	0.6
20,000		Merck & Co., Inc.	1,281,800	0.3
50,200	@	Mylan NV	1,948,764	0.4
150,000		Pfizer, Inc.	5,038,500	1.1
10,000		Roche Holding AG	2,555,149	0.5
131,000		Sanofi ADR	6,276,210	1.3
			26,807,750	5.6

		Industrials: 4.2%
1,222	@	Ceva Holdings LLC	305,463	0.1
7,000		Cummins, Inc.	1,135,540	0.2
18,000		Deere & Co.	2,224,620	0.4
300,000		General Electric Co.	8,103,000	1.7
50,000		Republic Services, Inc.	3,186,500	0.7
25,000		Union Pacific Corp.	2,722,750	0.6
20,000		United Technologies Corp.	2,442,200	0.5
			20,120,073	4.2

		Information Technology: 4.0%
29,042		Apple, Inc.	4,182,629	0.9
189,000		Intel Corp.	6,376,860	1.3
80,000		Microsoft Corp.	5,514,400	1.2
58,052		Oracle Corp.	2,910,727	0.6
			18,984,616	4.0

		Materials: 3.5%
65,000		BASF SE	6,032,603	1.3
100,000		Dow Chemical Co.	6,307,000	1.3
100,000		Rio Tinto PLC ADR	4,231,000	0.9
			16,570,603	3.5

		Telecommunication Services: 0.8%
90,000		Verizon Communications, Inc.	4,019,400	0.8

		Utilities: 6.7%
75,000		Dominion Resources, Inc.	5,747,250	1.2
49,965		Duke Energy Corp.	4,176,574	0.9
100,000		Great Plains Energy, Inc.	2,928,000	0.6
10,400		NextEra Energy, Inc.	1,457,352	0.3
80,000		PG&E Corp.	5,309,600	1.1
36,500		PPL Corp.	1,411,090	0.3
30,000		Public Service Enterprise Group, Inc.	1,290,300	0.3
45,600		Sempra Energy	5,141,400	1.1
48,000		Southern Co.	2,298,240	0.5
45,000		Xcel Energy, Inc.	2,064,600	0.4
			31,824,406	6.7

	Total Common Stock
	(Cost $177,876,682)		215,091,807	45.2

PREFERRED STOCK: 2.3%
		Financials: 0.7%
50	@,P	Fannie Mae	887,500	0.2
2,000	@	Wells Fargo & Co.	2,622,220	0.5
			3,509,720	0.7

		Health Care: 1.0%
2,500		Allergan PLC	2,170,200	0.5
30,000	@	Becton Dickinson and Co.	1,643,400	0.3
1,500	@	Teva Pharmaceutical Industries Ltd.	891,750	0.2
			4,705,350	1.0

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	15,375	0.0
1,748	@	Ceva Holdings Series A-2	489,392	0.1
			504,767	0.1

		Utilities: 0.5%
–	@	Dominion Resources, Inc./VA	–	–
35,000	@	NextEra Energy, Inc.	2,244,900	0.5
			2,244,900	0.5

	Total Preferred Stock
	(Cost $14,747,730)		10,964,737	2.3

See Accompanying Notes to Financial Statements

60

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares				Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: 5.9%
			Energy: 0.8%
	85,000	#,@	Wells Fargo into Halliburton Co., 8.000%	3,649,960	0.8

			Health Care: 0.5%
	39,000	#,@	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,431,634	0.5

			Industrials: 1.0%
	42,000	@	Morgan Stanley into Deere & Co., 6.000%	5,010,264	1.0

			Information Technology: 2.7%
	32,000	#,@	Deutsche Bank AG into Apple, Inc., 6.000%	4,698,272	1.0
	48,000	@	Goldman Sachs & Co. into Analog Devices, Inc., 6.500%	3,801,648	0.8
	130,000	@	Goldman Sachs & Co. into Intel Corp., 6.000%	4,438,980	0.9
				12,938,900	2.7

			Technology: 0.9%
	60,000	#,@	The Royal Bank of Canada into Texas Instruments, Inc., 6.000%	4,146,270	0.9

		Total Equity-Linked Securities
		(Cost $27,855,580)		28,177,028	5.9

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.4%
			Basic Materials: 1.7%
	5,000,000	#	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,718,750	1.2
	2,200,000	#	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/24	2,205,500	0.5
				7,924,250	1.7

			Communications: 5.7%
	650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	672,344	0.2
	1,853,000		iHeartCommunications, Inc., 9.000%, 12/15/19	1,461,554	0.3
	1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,044,690	0.2
	1,909,000		DISH DBS Corp., 5.000%, 03/15/23	1,961,497	0.4
	2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,355,584	0.5
	1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,475,235	0.3
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,556,000	0.5
	500,000		Sprint Corp., 7.125%, 06/15/24	557,500	0.1
	4,700,000		Sprint Corp., 7.875%, 09/15/23	5,416,750	1.1
	4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,048,720	0.9
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,087,500	0.4
	2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,115,000	0.5
	1,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	1,535,625	0.3
				27,287,999	5.7

			Consumer, Cyclical: 1.2%
	1,000,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 8.625%, 06/15/20	950,000	0.2
	2,500,000		KB Home, 7.500%, 09/15/22	2,834,375	0.6
	1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,034,500	0.2
	1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,037,500	0.2
				5,856,375	1.2

			Consumer, Non-cyclical: 8.9%
EUR	3,000,000	#	Bayer Capital Corp. BV, 5.625%, 11/22/19	4,176,508	0.9
	2,500,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,193,750	0.5
	1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	977,500	0.2
	5,000,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	5,043,750	1.1
	2,000,000	#	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/23	1,691,000	0.3
	2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,809,600	0.4
	2,000,000		HCA, Inc., 5.875%, 05/01/23	2,182,500	0.5
	3,200,000		HCA, Inc., 7.500%, 02/15/22	3,692,000	0.8
	1,000,000	#,L	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	917,500	0.2
	4,000,000	#,L	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,780,000	0.8
	3,425,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	3,433,563	0.7
	4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,260,000	0.9
	2,000,000	L	United Rentals North America, Inc., 5.750%, 11/15/24	2,102,500	0.4
	2,000,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	1,935,000	0.4
	1,700,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,466,250	0.3

See Accompanying Notes to Financial Statements

61

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,300,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	1,105,000	0.2
600,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	630,750	0.1
900,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	948,375	0.2
			42,345,546	8.9

		Energy: 4.3%
2,000,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/22	2,010,000	0.4
1,000,000	L	Bill Barrett Corp., 7.000%, 10/15/22	850,000	0.2
2,000,000	#,L	Bill Barrett Corp., 8.750%, 06/15/25	1,685,000	0.4
1,552,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	1,647,060	0.3
900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	861,750	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,772,392	0.4
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,548,000	0.5
616,333	#,&	W&T Offshore, Inc., 8.500%, 06/15/21	437,596	0.1
688,706	#,&	W&T Offshore, Inc., 9.000%, 05/15/20	571,626	0.1
1,339,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,188,363	0.3
2,325,000		Weatherford International Ltd., 5.875%, 07/01/21	2,358,422	0.5
3,000,000		Weatherford International Ltd., 7.750%, 06/15/21	3,026,250	0.6
1,600,000		Weatherford International Ltd., 8.250%, 06/15/23	1,604,000	0.3
			20,560,459	4.3

		Financial: 4.5%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,175,200	0.5
1,500,000		Bank of America Corp., 8.125%, 11/15/65	1,561,650	0.3
6,000,000		Citigroup, Inc., 6.300%, 11/15/65	6,397,500	1.4
1,000,000		Equinix, Inc., 5.375%, 05/15/27	1,068,750	0.2
2,000,000		JPMorgan Chase & Co., 5.000%, 01/01/66	2,052,500	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,064,000	0.4
1,500,000		Morgan Stanley, 5.550%, 07/15/65	1,569,000	0.3
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,634,375	0.6
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,715,600	0.4
			21,238,575	4.5

		Industrial: 3.7%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,542,510	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,195,000	0.5
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,664,000	0.4
1,500,000	#	BWAY Holding Co., 5.500%, 04/15/24	1,535,625	0.3
3,700,000	#	BWAY Holding Co., 7.250%, 04/15/25	3,764,750	0.8
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,591,875	0.3
400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	416,000	0.1
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,345,500	0.3
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,342,250	0.3
2,000,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	2,110,000	0.4
			17,507,510	3.7

		Technology: 3.0%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,600,800	0.5
800,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	844,046	0.2
1,400,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,520,938	0.3
1,100,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,213,842	0.3
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,778,000	1.2
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,101,250	0.2
1,000,000		Western Digital Corp., 10.500%, 04/01/24	1,182,180	0.3
			14,241,056	3.0

		Utilities: 3.4%
1,000,000	L	Calpine Corp., 5.375%, 01/15/23	978,750	0.2
1,160,000	L	Calpine Corp., 5.500%, 02/01/24	1,103,450	0.2
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,298,750	0.7
6,000,000	L	Dynegy, Inc., 7.375%, 11/01/22	5,940,000	1.3
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,837,500	1.0
			16,158,450	3.4

	Total Corporate Bonds/Notes
	(Cost $164,255,765)		173,120,220	36.4

See Accompanying Notes to Financial Statements

62

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 5.5%
	Communications: 1.6%
7,617,472	iHeart Communications, Inc. Term Loan D, 7.810%, 01/30/19	6,246,327	1.3
1,485,057	iHeart Communications, Inc. Term Loan E, 8.726%, 07/30/19	1,217,747	0.3
		7,464,074	1.6

	Consumer, Cyclical: 1.0%
4,936,757	Belk, Inc. TL B 1L, 6.054%, 12/12/22	4,228,332	0.9
748,726	Navistar International Corp. Term Loan B, 5.230%, 08/07/20	757,617	0.1
		4,985,949	1.0

	Consumer, Non-cyclical: 0.7%
3,519,412	Vizient, Inc. 1st Lien Term Loan, 4.726%, 02/13/23	3,556,806	0.7

	Diversified: 0.4%
2,000,000	First Eagle Holdings, Inc. Term Loan B, 4.796%, 12/01/22	2,021,250	0.4

	Energy: 1.4%
6,000,000	Chesapeake Energy Corp. TL 1L, 8.686%, 08/23/21	6,418,128	1.4

	Industrial: 0.2%
870,905	Cortes NP Acquisition Corp. - TL B 1L, 5.226%, 11/30/23	875,249	0.2

	Utilities: 0.2%
1,000,000	Talen Energy Supply LLC Term Loan B2, 5.226%, 04/13/24	932,083	0.2

	Total Bank Loans
	(Cost $27,262,606)	26,253,539	5.5

	Total Long-Term Investments
	(Cost $411,998,363)	453,607,331	95.3

SHORT-TERM INVESTMENTS: 8.1%
	U.S. Government Agency Obligations: 3.0%
14,405,000	Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17
	(Cost $14,404,554)	14,405,000	3.0

	Securities Lending Collateralcc: 4.7%
473,621	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $473,664, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $483,093, due 07/28/17-09/09/49)	473,621	0.1
5,336,681	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $5,337,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,443,415, due 07/15/17-05/20/67)	5,336,681	1.1
4,586,673	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,587,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,678,406, due 07/13/17-12/01/51)	4,586,673	1.0
576,502	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $576,552, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $588,033, due 07/15/17-01/15/37)	576,502	0.1
283,152	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $283,181, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $288,817, due 07/07/17-01/15/30)	283,152	0.1

See Accompanying Notes to Financial Statements

63

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
5,336,681	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $5,337,207, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $5,443,415, due 08/15/21-09/09/49)	5,336,681	1.1
5,874,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $5,875,428, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,992,279, due 01/15/19-02/15/46)	5,874,800	1.2
		22,468,110	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,754,214	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,754,214)	1,754,214	0.4

	Total Short-Term Investments
	(Cost $38,626,878)	38,627,324	8.1

	Total Investments in Securities (Cost $450,625,241)	$492,234,655	103.4
	Liabilities in Excess of Other Assets	(16,221,986)	(3.4)
	Net Assets	$476,012,669	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

EUR	EU Euro

Cost for federal income tax purposes is $450,625,247.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,176,445
Gross Unrealized Depreciation	(20,567,037)

Net Unrealized Appreciation	$41,609,408

See Accompanying Notes to Financial Statements

64

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 12.2%
144,922		Acushnet Holdings Corp.	2,875,252	0.4
107,400	@	American Axle & Manufacturing Holdings, Inc.	1,675,440	0.2
193,283		American Eagle Outfitters, Inc.	2,329,060	0.3
177,700		Bloomin Brands, Inc.	3,772,571	0.5
132,330	@	Blue Apron Holdings, Inc.	1,235,962	0.2
86,236	L	Brinker International, Inc.	3,285,592	0.4
90,735		Brunswick Corp.	5,691,807	0.8
50,700		Caleres, Inc.	1,408,446	0.2
3,100		Capella Education Co.	265,360	0.0
35,496		Carter's, Inc.	3,157,369	0.4
285,440		Chico's FAS, Inc.	2,688,845	0.4
29,400		Childrens Place Retail Stores, Inc.	3,001,740	0.4
131,948		Cinemark Holdings, Inc.	5,126,180	0.7
31,675	@	Cooper-Standard Holdings, Inc.	3,195,057	0.4
16,600		Dana, Inc.	370,678	0.1
13,500	L	DineEquity, Inc.	594,675	0.1
61,390	L	Emerald Expositions Events, Inc.	1,344,441	0.2
223,589	@	EW Scripps Co.	3,982,120	0.5
33,900	@	Express, Inc.	228,825	0.0
7,800	@	Floor & Decor Holdings, Inc.	306,228	0.0
111,600		Gannett Co., Inc.	973,152	0.1
4,300	@	Grand Canyon Education, Inc.	337,163	0.0
70,000	@	Gray Television, Inc.	959,000	0.1
7,700		Group 1 Automotive, Inc.	487,564	0.1
25,900	@	Helen of Troy Ltd.	2,437,190	0.3
16,400		Hooker Furniture Corp.	674,860	0.1
900		Jack in the Box, Inc.	88,650	0.0
39,200	@	K12, Inc.	702,464	0.1
10,200		KB Home	244,494	0.0
32,122		LCI Industries	3,289,293	0.4
37,500		Libbey, Inc.	302,250	0.0
23,300	@	Liberty TripAdvisor Holdings, Inc.	270,280	0.0
32,200		Lifetime Brands, Inc.	584,430	0.1
102,575	@	Malibu Boats, Inc.	2,653,615	0.4
49,410	@	Monarch Casino & Resort, Inc.	1,494,653	0.2
3,100		Nacco Industries, Inc.	219,635	0.0
5,700		Nexstar Media Group, Inc.	340,860	0.1
767,550		Office Depot, Inc.	4,328,982	0.6
54,792		Papa John's International, Inc.	3,931,874	0.5
17,000	@	Perry Ellis International, Inc.	330,820	0.0
144,700		Pier 1 Imports, Inc.	750,993	0.1
62,900	@	Pinnacle Entertainment, Inc.	1,242,904	0.2
64,817		Pool Corp.	7,620,535	1.0
37,600		Ruth's Hospitality Group, Inc.	817,800	0.1
100,497	@	ServiceMaster Global Holdings, Inc.	3,938,477	0.5
42,100	L	Sinclair Broadcast Group, Inc.	1,385,090	0.2
3,300	@	Stoneridge, Inc.	50,853	0.0
3,300		Tailored Brands, Inc.	36,828	0.0
174,100	@	Taylor Morrison Home Corp.	4,180,141	0.6
9,400		Tower International, Inc.	211,030	0.0
22,000	@	Townsquare Media, Inc.	225,280	0.0
109,977	@,L	Zoe's Kitchen, Inc.	1,309,826	0.2
			92,956,634	12.2

		Consumer Staples: 2.8%
44,900	@	Central Garden and Pet Co.	1,347,898	0.2
64,100		Dean Foods Co.	1,089,700	0.1
211,076	@	Performance Food Group Co.	5,783,483	0.8
51,400	@	Pilgrim's Pride Corp.	1,126,688	0.1
7,143		Pinnacle Foods, Inc.	424,294	0.1
6,000		Sanderson Farms, Inc.	693,900	0.1
77,020		SpartanNash Co.	1,999,439	0.3
60,404	L	Spectrum Brands Holdings, Inc.	7,552,916	1.0
71,300	@	SUPERVALU, Inc.	234,577	0.0
4,400	@	TreeHouse Foods, Inc.	359,436	0.0
20,100	@	US Foods Holding Corp.	547,122	0.1
2,900	@	USANA Health Sciences, Inc.	185,890	0.0
			21,345,343	2.8

		Energy: 3.2%
383,400	@	Abraxas Petroleum Corp.	621,108	0.1
2,500	L	Arch Coal, Inc.	170,750	0.0
57,600		Archrock, Inc.	656,640	0.1
–	@,L	Cobalt International Energy, Inc.	–	–
35,172	L	Core Laboratories NV	3,561,868	0.5
104,200		Delek US Holdings, Inc.	2,755,048	0.4
207,100	@	Denbury Resources, Inc.	316,863	0.0
35,992	@	Dril-Quip, Inc.	1,756,410	0.2
131,300	@,L	EP Energy Corp.	480,558	0.1
47,300	@	Exterran Corp.	1,262,910	0.2
14,900		Green Plains, Inc.	306,195	0.0
35,600	@	Jagged Peak Energy, Inc.	475,260	0.1
138,800	@	McDermott International, Inc.	995,196	0.1
52,300	@	Pacific Ethanol, Inc.	326,875	0.1
231,032		Patterson-UTI Energy, Inc.	4,664,536	0.6
12,200	@	PHI, Inc.	119,072	0.0
61,100	@	Renewable Energy Group, Inc.	791,245	0.1
1,100	@	REX American Resources Corp.	106,216	0.0
66,000	@	RigNet, Inc.	1,059,300	0.1
493,167	@,L	SRC Energy, Inc.	3,319,014	0.4
357,100	@	W&T Offshore, Inc.	699,916	0.1
5,000	@	Westmoreland Coal Co.	24,350	0.0

See Accompanying Notes to Financial Statements

65

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,400		World Fuel Services Corp.	207,630	0.0
			24,676,960	3.2

		Financials: 17.5%
90,500		American Equity Investment Life Holding Co.	2,378,340	0.3
13,800		Aspen Insurance Holdings Ltd.	687,930	0.1
177,793		Associated Banc-Corp.	4,480,384	0.6
7,800		BankFinancial Corp.	116,376	0.0
138,158		BankUnited, Inc.	4,657,306	0.6
153,550		BGC Partners, Inc.	1,940,872	0.3
21,500		OceanFirst Financial Corp.	583,080	0.1
7,800	@	Cadence BanCorp	170,664	0.0
16,700		Capstead Mortgage Corp.	174,181	0.0
14,800		Cathay General Bancorp.	561,660	0.1
5,500		Central Valley Community Bancorp	121,880	0.0
114,400		CNO Financial Group, Inc.	2,388,672	0.3
50,614		Commerce Bancshares, Inc.	2,876,394	0.4
3,147		Community Trust Bancorp, Inc.	137,681	0.0
6,000	@	CU Bancorp	216,900	0.0
7,180	@	Customers Bancorp, Inc.	203,050	0.0
12,900		Dime Community Bancshares	252,840	0.0
65,022		East West Bancorp, Inc.	3,808,989	0.5
66,205		Eaton Vance Corp.	3,132,821	0.4
3,100		Enterprise Financial Services Corp.	126,480	0.0
5,700		Evercore Partners, Inc.	401,850	0.1
20,196		Factset Research Systems, Inc.	3,356,171	0.4
26,303		Fidelity Southern Corp.	601,287	0.1
34,100		Financial Institutions, Inc.	1,016,180	0.1
21,000		First American Financial Corp.	938,490	0.1
299,600	@	First BanCorp. Puerto Rico	1,734,684	0.2
9,100		First Business Financial Services, Inc.	210,028	0.0
10,400		First Community Bancshares, Inc.	284,440	0.0
107,422		First Financial Bancorp.	2,975,589	0.4
24,400	@	First Foundation, Inc.	400,892	0.1
131,127		First Hawaiian, Inc.	4,015,109	0.5
255,228		First Horizon National Corp.	4,446,072	0.6
38,000		First Interstate Bancsystem, Inc.	1,413,600	0.2
75,100		First Merchants Corp.	3,014,514	0.4
63,900		FirstCash, Inc.	3,725,370	0.5
22,100	@	FNFV Group	349,180	0.1
94,100		Fulton Financial Corp.	1,787,900	0.2
80,511		Glacier Bancorp., Inc.	2,947,508	0.4
86,301		Great Western Bancorp, Inc.	3,521,944	0.5
44,200	@	Green Dot Corp.	1,703,026	0.2
70,300		Hancock Holding Co.	3,444,700	0.5
62,050		Hanmi Financial Corp.	1,765,322	0.2
11,200	L	HCI Group, Inc.	526,176	0.1
28,800		Heritage Financial Corp.	763,200	0.1
25,000		Hilltop Holdings, Inc.	655,250	0.1
17,200	@	HomeStreet, Inc.	476,010	0.1
111,081		Hope Bancorp, Inc.	2,071,661	0.3
30,700		Houlihan Lokey, Inc.	1,071,430	0.2
4,200	@	Howard Bancorp, Inc.	80,850	0.0
67,983		Iberiabank Corp.	5,540,615	0.7
26,400	@	Intl. FCStone, Inc.	996,864	0.1
9,300		Invesco Mortgage Capital, Inc.	155,403	0.0
63,040		Kinsale Capital Group, Inc.	2,352,022	0.3
65,180		Lazard Ltd.	3,019,789	0.4
9,200		Maiden Holdings Ltd.	102,120	0.0
7,700		MainSource Financial Group, Inc.	258,027	0.0
5,100		Marlin Business Services Corp.	128,265	0.0
13,700		Meta Financial Group, Inc.	1,219,300	0.2
70,369		Moelis & Co.	2,733,836	0.4
52,657		Morningstar, Inc.	4,125,149	0.5
6,500		National General Holdings Corp.	137,150	0.0
5,513		NBT Bancorp., Inc.	203,705	0.0
7,300		Northeast Bancorp	148,555	0.0
48,900		OM Asset Management Plc	726,654	0.1
4,900	@	Pacific Mercantile Bancorp	43,120	0.0
45,700		PacWest Bancorp	2,134,190	0.3
16,100	@	PennyMac Financial Services, Inc.	268,870	0.0
5,500		Piper Jaffray Cos.	329,725	0.1
88,500		Popular, Inc.	3,691,335	0.5
19,300		Preferred Bank/Los Angeles CA	1,031,971	0.1
3,610		Premier Financial Bancorp, Inc.	74,402	0.0
66,689		ProAssurance Corp.	4,054,691	0.5
111,400		Redwood Trust, Inc.	1,898,256	0.3
6,800		Selective Insurance Group	340,340	0.1
11,300		Shore Bancshares, Inc.	185,885	0.0
5,200		Sierra Bancorp.	127,660	0.0
7,500		Southern National Bancorp of Virginia, Inc.	132,000	0.0
29,300		Stewart Information Services Corp.	1,329,634	0.2
2,600	@	Stifel Financial Corp.	119,548	0.0
3,300		Stonegate Bank	152,394	0.0
2,900	@	SVB Financial Group	509,791	0.1
192,500		TCF Financial Corp.	3,068,450	0.4
3,615		TowneBank	111,342	0.0
27,700		Trico Bancshares	973,655	0.1
27,700	@	Tristate Capital Holdings, Inc.	698,040	0.1
11,100	@	Triumph Bancorp, Inc.	272,505	0.0
7,600		United Fire Group, Inc.	334,856	0.1
26,900		Universal Insurance Holdings, Inc.	677,880	0.1
16,200	@	Walker & Dunlop, Inc.	791,046	0.1

See Accompanying Notes to Financial Statements

66

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,100		Washington Federal, Inc.	102,920	0.0
93,172	@	Western Alliance Bancorp.	4,584,062	0.6
44,149		Wintrust Financial Corp.	3,374,750	0.5
38,700		Zions Bancorp.	1,699,317	0.2
			133,675,022	17.5

		Health Care: 13.4%
17,300	@	Acorda Therapeutics, Inc.	340,810	0.0
41,200	@	Addus HomeCare Corp.	1,532,640	0.2
81,400	@,L	Aduro Biotech, Inc.	927,960	0.1
6,900	@	AMAG Pharmaceuticals, Inc.	126,960	0.0
126,400	@,L	Amicus Therapeutics, Inc.	1,272,848	0.2
34,100	@	AMN Healthcare Services, Inc.	1,331,605	0.2
14,600	@	Amphastar Pharmaceuticals, Inc.	260,756	0.0
12,900	@,L	AnaptysBio, Inc.	308,697	0.0
36,500	@	Assembly Biosciences, Inc.	753,725	0.1
17,100	@	Audentes Therapeutics, Inc.	327,123	0.0
42,700	@,L	Axovant Sciences Ltd.	990,213	0.1
12,000	@,L	Bellicum Pharmaceuticals, Inc.	140,160	0.0
11,900	@,L	Bluebird Bio, Inc.	1,250,095	0.2
31,000	@,L	Cara Therapeutics, Inc.	477,090	0.1
197,357	@	Catalent, Inc.	6,927,231	0.9
334,000	@,L	Catalyst Pharmaceuticals, Inc.	921,840	0.1
14,800	@,L	Corvus Pharmaceuticals, Inc.	179,080	0.0
80,420	@	Cotiviti Holdings, Inc.	2,986,799	0.4
130,400	@	Cross Country Healthcare, Inc.	1,683,464	0.2
33,000	@	Cutera, Inc.	854,700	0.1
110,400	@,L	Dynavax Technologies Corp.	1,065,360	0.1
4,123	@	Envision Healthcare Corp.	258,388	0.0
35,200	@,L	Epizyme, Inc.	531,520	0.1
13,700	@,L	Esperion Therapeutics, Inc.	634,036	0.1
12,200	@	FibroGen, Inc.	394,060	0.1
12,800	@,L	Global Blood Therapeutics, Inc.	350,080	0.0
44,521	@	HealthEquity, Inc.	2,218,481	0.3
129,082		Healthsouth Corp.	6,247,569	0.8
62,000	@	HMS Holdings Corp.	1,147,000	0.2
17,300	@	Horizon Pharma PLC	205,351	0.0
17,064	@	ICU Medical, Inc.	2,943,540	0.4
8,400	@,L	Immune Design Corp.	81,900	0.0
18,200	@	INC Research Holdings, Inc.	1,064,700	0.1
2,700	@	Inogen, Inc.	257,634	0.0
54,000	@	Insmed Inc.	926,640	0.1
93,200	@	Integer Holdings Corp.	4,030,900	0.5
107,800	L	Invacare Corp.	1,422,960	0.2
9,800	@,L	Jounce Therapeutics, Inc.	137,494	0.0
1,400	@	Karyopharm Therapeutics, Inc.	12,670	0.0
79,200		Kindred Healthcare, Inc.	922,680	0.1
82,300	@	Lantheus Holdings, Inc.	1,452,595	0.2
1,800	@	Loxo Oncology, Inc.	144,342	0.0
28,109	@	Magellan Health, Inc.	2,049,146	0.3
46,900	@	Masimo Corp.	4,276,342	0.6
5,300	@,L	Medicines Co.	201,453	0.0
59,055	@	Medidata Solutions, Inc.	4,618,101	0.6
36,100	@	Mersana Therapeutics, Inc.	504,317	0.1
38,900	@	Molina Healthcare, Inc.	2,691,102	0.4
13,300	@	Momenta Pharmaceuticals, Inc.	224,770	0.0
26,300	@	Nektar Therapeutics	514,165	0.1
74,100	@,L	Ocular Therapeutix, Inc.	686,907	0.1
136,600	@	OraSure Technologies, Inc.	2,357,716	0.3
45,250		Owens & Minor, Inc.	1,456,598	0.2
12,800	@	Pacira Pharmaceuticals, Inc.	610,560	0.1
90,810	@	Patheon NV	3,167,453	0.4
25,900	@	PharMerica Corp.	679,875	0.1
4,700	@	PRA Health Sciences, Inc.	352,547	0.1
10,910	@	Prestige Brands Holdings, Inc.	576,157	0.1
43,600	@	Ra Pharmaceuticals, Inc.	817,064	0.1
5,100	@,L	Radius Health, Inc.	230,673	0.0
56,000	@	RadNet, Inc.	434,000	0.1
12,200	@	Reata Pharmaceuticals, Inc.	386,008	0.1
15,300	@	Revance Therapeutics, Inc.	403,920	0.1
6,000	@	Sage Therapeutics, Inc.	477,840	0.1
22,300	@,L	Sarepta Therapeutics, Inc.	751,733	0.1
54,900	@	Selecta Biosciences, Inc.	1,090,314	0.1
5,100	@,L	Seres Therapeutics, Inc.	57,630	0.0
16,600	@,L	Spark Therapeutics, Inc.	991,684	0.1
44,900	@	Surgery Partners, Inc.	1,021,475	0.1
95,200	@,L	Synergy Pharmaceuticals, Inc.	423,640	0.1
23,900	@,L	Syros Pharmaceuticals, Inc.	384,551	0.1
6,200	@,L	Tesaro, Inc.	867,132	0.1
219,500	@,L	TherapeuticsMD, Inc.	1,156,765	0.2
8,600	@,L	Theravance Biopharma, Inc.	342,624	0.0
18,800	@,L	Ultragenyx Pharmaceutical, Inc.	1,167,668	0.2
17,100	@	Vanda Pharmaceuticals, Inc.	278,730	0.0
78,620	@	VWR Corp.	2,595,246	0.3
31,831	@	WellCare Health Plans, Inc.	5,715,574	0.8
75,329		West Pharmaceutical Services, Inc.	7,120,097	0.9
20,400	@	Xencor, Inc.	430,644	0.1
			102,155,917	13.4

		Industrials: 18.6%
30,000		AAR Corp.	1,042,800	0.1
25,900		ABM Industries, Inc.	1,075,368	0.1
113,600	@	Acacia Research - Acacia Technologies	465,760	0.1

See Accompanying Notes to Financial Statements

67

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
267,500	@	ACCO Brands Corp.	3,116,375	0.4
52,318	@	Advanced Disposal Services, Inc.	1,189,188	0.2
122,952		Allison Transmission Holdings, Inc.	4,611,929	0.6
71,403		Altra Industrial Motion Corp.	2,841,839	0.4
4,700	@	American Woodmark Corp.	449,085	0.1
81,552		Applied Industrial Technologies, Inc.	4,815,646	0.6
123,500		ArcBest Corp.	2,544,100	0.3
8,425	@	Atlas Air Worldwide Holdings, Inc.	439,364	0.1
10,300		Barnes Group, Inc.	602,859	0.1
51,600		Barrett Business Services, Inc.	2,956,164	0.4
130,889		Brady Corp.	4,437,137	0.6
5,800		Ceco Environmental Corp.	53,244	0.0
35,600		Columbus McKinnon Corp.	904,952	0.1
116,200		Costamare, Inc.	849,422	0.1
8,900		CRA International, Inc.	323,248	0.0
119,792		Douglas Dynamics, Inc.	3,941,157	0.5
27,000		EMCOR Group, Inc.	1,765,260	0.2
10,800		EnerSys	782,460	0.1
23,800	@	Engility Holdings, Inc.	675,920	0.1
48,500		Essendant, Inc.	719,255	0.1
29,100		Federal Signal Corp.	505,176	0.1
77,933	@	Generac Holdings, Inc.	2,815,719	0.4
187,100		General Cable Corp.	3,059,085	0.4
105,100		Global Brass & Copper Holdings, Inc.	3,210,805	0.4
21,500	@	GMS, Inc.	604,150	0.1
9,600	L	Greenbrier Cos., Inc.	444,000	0.1
18,400	@	Hawaiian Holdings, Inc.	863,880	0.1
61,300	@	HC2 Holdings, Inc.	360,444	0.0
13,625		Heico Corp. - Class A	845,431	0.1
93,679		Herman Miller, Inc.	2,847,842	0.4
3,100		Hurco Cos, Inc.	107,725	0.0
7,300		Hyster-Yale Materials Handling, Inc.	512,825	0.1
25,700	@	ICF International, Inc.	1,210,470	0.2
33,200		Insperity, Inc.	2,357,200	0.3
30,100		Interface, Inc.	591,465	0.1
85,709	@	JELD-WEN Holding, Inc.	2,782,114	0.4
13,800		Kadant, Inc.	1,037,760	0.1
88,975		KAR Auction Services, Inc.	3,734,281	0.5
3,200		Kelly Services, Inc.	71,840	0.0
5,800		Kennametal, Inc.	217,036	0.0
22,200		Kimball International, Inc.	370,518	0.0
93,726		Knight Transportation, Inc.	3,472,548	0.5
9,300		Knoll, Inc.	186,465	0.0
52,453		Landstar System, Inc.	4,489,977	0.6
38,950		Lincoln Electric Holdings, Inc.	3,586,905	0.5
59,300	@	Mastec, Inc.	2,677,395	0.3
194,300	@	Meritor, Inc.	3,227,323	0.4
5,800	@	Moog, Inc.	415,976	0.1
118,100	@	MRC Global, Inc.	1,951,012	0.3
400	@	Neff Corp.	7,600	0.0
3,800		NN, Inc.	104,310	0.0
7,000		Park-Ohio Holdings Corp.	266,700	0.0
14,200		Powell Industries, Inc.	454,258	0.1
29,417	@	Proto Labs, Inc.	1,978,293	0.3
104,100		Quad/Graphics, Inc.	2,385,972	0.3
55,377	@	RBC Bearings, Inc.	5,635,164	0.7
6,300		Regal-Beloit Corp.	513,765	0.1
135,900	@	RPX Corp.	1,895,805	0.2
18,200		Schneider National, Inc.	407,134	0.1
56,600		Skywest, Inc.	1,986,660	0.3
2,400		Standex International Corp.	217,680	0.0
55,400		Steelcase, Inc.	775,600	0.1
31,700	@	Sterling Construction Co., Inc.	414,319	0.1
159,726		Toro Co.	11,067,415	1.4
17,600	@	Trimas Corp.	366,960	0.0
52,400	@	TriNet Group, Inc.	1,715,576	0.2
108,600	@	TrueBlue, Inc.	2,877,900	0.4
23,900	@	Tutor Perini Corp.	687,125	0.1
22,600		Universal Forest Products, Inc.	1,973,206	0.3
4,700		Universal Logistics Holdings, Inc.	70,500	0.0
42,414		US Ecology, Inc.	2,141,907	0.3
39,640	@,L	USG Corp.	1,150,353	0.2
89,900	@	Vectrus, Inc.	2,905,568	0.4
5,500	@	Veritiv Corp.	247,500	0.0
7,200		Viad Corp.	340,200	0.0
3,000		VSE Corp.	134,940	0.0
153,800		Wabash National Corp.	3,380,524	0.4
13,900	@	WageWorks, Inc.	934,080	0.1
24,414		Watsco, Inc.	3,764,639	0.5
81,600		West Corp.	1,902,912	0.2
6,000	@	YRC Worldwide, Inc.	66,720	0.0
			141,931,184	18.6

		Information Technology: 14.2%
5,200	@	Advanced Energy Industries, Inc.	336,388	0.1
54,000	@	Alpha & Omega Co.	900,180	0.1
12,400	@,L	Alteryx, Inc.	242,048	0.0
2,600	@	Anixter International, Inc.	203,320	0.0
60,414	@	Aspen Technology, Inc.	3,338,478	0.4
42,300	@	Bankrate, Inc.	543,555	0.1
83,443	@	Benchmark Electronics, Inc.	2,695,209	0.4
38,154		Blackbaud, Inc.	3,271,705	0.4
3,200	@	Blackhawk Network Holdings, Inc.	139,520	0.0
3,100	@,L	Blackline, Inc.	110,794	0.0
102,500	@	Blucora, Inc.	2,173,000	0.3
63,883		Cabot Microelectronics Corp.	4,716,482	0.6
28,300	@	Ciena Corp.	708,066	0.1
31,900	@	Cirrus Logic, Inc.	2,000,768	0.3
43,080	@	Cision Ltd.	443,293	0.1
44,700	@,L	Cloudera, Inc.	716,094	0.1
55,300		Cohu, Inc.	870,422	0.1
27,900	@	Commvault Systems, Inc.	1,574,955	0.2
75,502	@	CoreLogic, Inc.	3,275,277	0.4
16,500	@	Cornerstone OnDemand, Inc.	589,875	0.1

See Accompanying Notes to Financial Statements

68

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,900	@	Coupa Software, Inc.	315,882	0.0
181,731	L	Cypress Semiconductor Corp.	2,480,628	0.3
20,500	@	Euronet Worldwide, Inc.	1,791,085	0.2
57,400	@	Everi Holdings, Inc.	417,872	0.1
4,300		EVERTEC, Inc.	74,390	0.0
407,300	@	Extreme Networks, Inc.	3,755,306	0.5
37,500	@,L	Fitbit, Inc.	199,125	0.0
33,200	@	Five9, Inc.	714,464	0.1
89,686	@,L	GrubHub, Inc.	3,910,310	0.5
64,755	@	Guidewire Software, Inc.	4,449,316	0.6
38,631	@	Imperva, Inc.	1,848,493	0.3
55,900	@	Insight Enterprises, Inc.	2,235,441	0.3
73,750	@	Instructure, Inc.	2,175,625	0.3
193,200		IXYS Corp.	3,178,140	0.4
800	@	Kemet Corp.	10,240	0.0
53,075	@	Kimball Electronics, Inc.	958,004	0.1
183,300	@	Limelight Networks, Inc.	529,737	0.1
4,500		Littelfuse, Inc.	742,500	0.1
65,549	@	Manhattan Associates, Inc.	3,150,285	0.4
15,600		Methode Electronics, Inc.	642,720	0.1
19,681	@	MicroStrategy, Inc.	3,772,257	0.5
4,900	@,L	MuleSoft, Inc.	122,206	0.0
8,700	@	Nanometrics, Inc.	220,023	0.0
24,800	@,L	Okta, Inc.	565,440	0.1
38,600	@	Planet Payment, Inc.	127,380	0.0
15,700	@	Plexus Corp.	825,349	0.1
110,948	@	Q2 Holdings, Inc.	4,099,529	0.5
4,700		QAD, Inc.	150,635	0.0
5,600	@	Qualys, Inc.	228,480	0.0
10,900	@	RealPage, Inc.	391,855	0.1
55,800	@	RingCentral, Inc.	2,039,490	0.3
12,800	@	Rudolph Technologies, Inc.	292,480	0.0
107,300	@	Sanmina Corp.	4,088,130	0.5
32,100	@	Sigma Designs, Inc.	187,785	0.0
48,354	@	Splunk, Inc.	2,750,859	0.4
26,000	@	Sykes Enterprises, Inc.	871,780	0.1
40,235	@	Tableau Software, Inc.	2,465,198	0.3
46,000	@	Take-Two Interactive Software, Inc.	3,375,480	0.5
17,400	@	Tech Data Corp.	1,757,400	0.2
66,700	@	Tintri, Inc.	484,909	0.1
192,300		TiVo Corp.	3,586,395	0.5
267,500		Travelport Worldwide Ltd.	3,680,800	0.5
23,060	@	Tyler Technologies, Inc.	4,050,950	0.5
148,300	@	Ultra Clean Holdings, Inc.	2,780,625	0.4
184,720	@,L	Unisys Corp.	2,364,416	0.3
30,300	@	Xcerra Corp.	296,031	0.0
33,400	@,L	Yext, Inc.	445,222	0.1
			108,450,096	14.2

		Materials: 5.3%
121,900	@,L	AK Steel Holding Corp.	800,883	0.1
107,352		Aptargroup, Inc.	9,324,595	1.2
22,316	@	Berry Plastics Group, Inc.	1,272,235	0.2
24,600	@	Boise Cascade Co.	747,840	0.1
25,200		Chemours Co.	955,584	0.1
97,800	@,L	Cliffs Natural Resources, Inc.	676,776	0.1
10,500		Commercial Metals Co.	204,015	0.0
76,546	@	Crown Holdings, Inc.	4,566,734	0.6
33,400		FutureFuel Corp.	504,006	0.1
120,181	@	GCP Applied Technologies, Inc.	3,665,521	0.5
40,900		Graphic Packaging Holding Co.	563,602	0.1
33,000		Innophos Holdings, Inc.	1,446,720	0.2
2,500		Innospec, Inc.	163,875	0.0
43,800	@	Louisiana-Pacific Corp.	1,056,018	0.1
23,400		Minerals Technologies, Inc.	1,712,880	0.2
26,300	@	Omnova Solutions, Inc.	256,425	0.0
21,684		Quaker Chemical Corp.	3,149,167	0.4
8,000	@	Ryerson Holding Corp.	79,200	0.0
36,000		Schweitzer-Mauduit International, Inc.	1,340,280	0.2
63,900		Trinseo SA	4,389,930	0.6
130,253		Valvoline, Inc.	3,089,601	0.4
20,400	L	Warrior Met Coal, Inc.	349,452	0.0
7,950		Worthington Industries, Inc.	399,249	0.1
			40,714,588	5.3

		Real Estate: 6.6%
8,377		American Campus Communities, Inc.	396,232	0.1
17,600		Armada Hoffler Properties, Inc.	227,920	0.0
273,700		Ashford Hospitality Trust, Inc.	1,664,096	0.2
29,800		Bluerock Residential Growth REIT, Inc.	384,122	0.1
16,700		Chatham Lodging Trust	335,503	0.0
14,900		Chesapeake Lodging Trust	364,603	0.1
2,000		CorEnergy Infrastructure Trust, Inc.	67,180	0.0
16,400		Coresite Realty Corp.	1,697,892	0.2
52,121		Cousins Properties, Inc.	458,144	0.1
4,600		CyrusOne, Inc.	256,450	0.0
15,656		DCT Industrial Trust, Inc.	836,657	0.1
30,200		DiamondRock Hospitality Co.	330,690	0.0
16,800		DuPont Fabros Technology, Inc.	1,027,488	0.1
9,700		Easterly Government Properties, Inc.	203,215	0.0
56,125		EastGroup Properties, Inc.	4,703,275	0.6
14,800		Education Realty Trust, Inc.	573,500	0.1
2,700		EPR Properties	194,049	0.0
79,875		First Industrial Realty Trust, Inc.	2,286,023	0.3
47,200	@	Forestar Group, Inc.	809,480	0.1
5,800		Franklin Street Properties Corp.	64,264	0.0
9,700		Government Properties Income Trust	177,607	0.0
102,833		HFF, Inc.	3,575,503	0.5
13,500		Highwoods Properties, Inc.	684,585	0.1
10,000		Hudson Pacific Properties, Inc.	341,900	0.1

See Accompanying Notes to Financial Statements

69

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
15,500	@	InfraREIT, Inc.	296,825	0.0
113,710		National Retail Properties, Inc.	4,446,061	0.6
13,100		New Senior Investment Group, Inc.	131,655	0.0
39,017		NexPoint Residential Trust, Inc.	971,133	0.1
126,778		Outfront Media, Inc.	2,931,107	0.4
6,715		Parkway, Inc.	153,706	0.0
16,600		Preferred Apartment Communities, Inc.	261,450	0.0
3,100		PS Business Parks, Inc.	410,409	0.1
5,200		Ramco-Gershenson Properties	67,080	0.0
120,287		Realogy Holdings Corp.	3,903,313	0.5
72,400		Retail Opportunity Investments Corp.	1,389,356	0.2
41,200		Rexford Industrial Realty, Inc.	1,130,528	0.2
207,607		RLJ Lodging Trust	4,125,151	0.5
89,800		Summit Hotel Properties, Inc.	1,674,770	0.2
4,800		Sun Communities, Inc.	420,912	0.1
70,003		Sunstone Hotel Investors, Inc.	1,128,448	0.2
145,750		The Geo Group, Inc.	4,309,828	0.6
42,000		Xenia Hotels & Resorts, Inc.	813,540	0.1
			50,225,650	6.6

		Telecommunication Services: 0.0%
13,500		IDT Corp.	193,995	0.0

		Utilities: 3.0%
97,600	@	Atlantic Power Corp.	234,240	0.0
4,400	L	Consolidated Water Co., Ltd.	54,560	0.0
27,000	@	Dynegy, Inc.	223,290	0.0
2,900		El Paso Electric Co.	149,930	0.0
10,400		Idacorp, Inc.	887,640	0.1
6,300		MGE Energy, Inc.	405,405	0.1
24,900		New Jersey Resources Corp.	988,530	0.1
79,983		NorthWestern Corp.	4,880,563	0.7
20,100		Ormat Technologies, Inc.	1,179,468	0.2
186,545		Portland General Electric Co.	8,523,241	1.1
23,200		Southwest Gas Holdings, Inc.	1,694,992	0.2
149,400	L	Spark Energy, Inc.	2,808,720	0.4
8,800		WGL Holdings, Inc.	734,184	0.1
			22,764,763	3.0

	Total Common Stock
	(Cost $570,150,087)		739,090,152	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.7%
		Securities Lending Collateralcc: 5.7%
1,390,998		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,391,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,418,818, due 07/28/17-09/09/49)	1,390,998	0.2
10,297,858		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $10,298,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,503,815, due 07/15/17-05/20/67)	10,297,858	1.4
10,297,858		Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $10,298,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,503,815, due 07/13/17-12/01/51)	10,297,858	1.3
1,693,151		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,693,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,727,017, due 07/15/17-01/15/37)	1,693,151	0.2

See Accompanying Notes to Financial Statements

70

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
831,600	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $831,685, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $848,237, due 07/07/17-01/15/30)	831,600	0.1
8,548,589	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $8,549,383, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,719,561, due 07/10/17-06/20/67)	8,548,589	1.1
10,297,900	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $10,299,000, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,503,828, due 01/15/19-02/15/46)	10,297,900	1.4
		43,357,954	5.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
31,022,594	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $31,022,594)	31,022,594	4.0

	Total Short-Term Investments
	(Cost $74,380,548)	74,380,548	9.7

	Total Investments in Securities (Cost $644,530,635)	$813,470,700	106.5
	Liabilities in Excess of Other Assets	(49,779,179)	(6.5)
	Net Assets	$763,691,521	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $647,437,957.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$189,352,502
Gross Unrealized Depreciation	(23,319,759)

Net Unrealized Appreciation	$166,032,743

See Accompanying Notes to Financial Statements

71

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Canada: 2.5%
119,550		Barrick Gold Corp.	1,902,040	1.0
14,900		Cenovus Energy, Inc.	109,843	0.0
85,500	@	Husky Energy, Inc.	970,512	0.5
94,595		Wheaton Precious Metals Corp.	1,879,062	1.0
			4,861,457	2.5

		China: 4.7%
13,660	@	Baidu, Inc. ADR	2,443,227	1.2
873,000		China Life Insurance Co., Ltd.	2,667,938	1.4
88,500		China Mobile Ltd.	938,260	0.5
11,144	L	China Telecom Corp., Ltd. ADR	534,132	0.3
1,754,000		China Telecom Corp., Ltd.	832,910	0.4
2,054,100		Kunlun Energy Co. Ltd.	1,741,418	0.9
			9,157,885	4.7

		France: 5.0%
109,578		AXA S.A.	3,000,619	1.5
34,260		BNP Paribas	2,466,476	1.3
133,030		Credit Agricole SA	2,142,899	1.1
20,366		Sanofi	1,951,474	1.0
12,900		Veolia Environnement	272,920	0.1
			9,834,388	5.0

		Germany: 4.7%
62,096		Deutsche Lufthansa AG	1,415,143	0.7
59,200	#	Innogy SE	2,329,908	1.2
18,320		Merck KGaA	2,216,701	1.1
37,522		Metro AG	1,267,576	0.6
14,940		Siemens AG	2,055,061	1.1
			9,284,389	4.7

		Hong Kong: 0.2%
398,000		Value Partners Group Ltd.	362,277	0.2

		Indonesia: 0.1%
217,500		Matahari Department Store Tbk PT	231,305	0.1

		Ireland: 0.6%
12,340		Medtronic PLC	1,095,175	0.6

		Israel: 2.1%
124,963		Teva Pharmaceutical Industries Ltd. ADR	4,151,271	2.1

		Italy: 1.5%
190,871		ENI S.p.A.	2,868,392	1.5

		Japan: 4.6%
239,400		Nissan Motor Co., Ltd.	2,390,393	1.2
189,000		Panasonic Corp.	2,575,174	1.3
2,700		Ryohin Keikaku Co., Ltd.	675,758	0.4
34,300		SoftBank Group Corp.	2,788,252	1.4
38,000		Sumitomo Metal Mining Co., Ltd.	507,911	0.3
			8,937,488	4.6

		Luxembourg: 0.5%
40,948	@	SES S.A. - Luxembourg	959,287	0.5

		Netherlands: 5.0%
352,179		Aegon NV	1,802,424	0.9
28,514	L	Akzo Nobel NV	2,479,828	1.2
28,524		QIAGEN NV	949,102	0.5
173,310		Royal Dutch Shell PLC - Class B	4,652,776	2.4
			9,884,130	5.0

		Portugal: 1.1%
146,520		Galp Energia SGPS SA	2,220,334	1.1

		Russia: 0.5%
75,573		MMC Norilsk Nickel PJSC ADR	1,037,617	0.5

		Singapore: 2.6%
139,980		DBS Group Holdings Ltd.	2,106,808	1.1
1,090,300		Singapore Telecommunications Ltd.	3,079,095	1.5
			5,185,903	2.6

		South Korea: 5.6%
19,456		Hyundai Motor Co.	2,712,656	1.4
52,885		KB Financial Group, Inc.	2,670,177	1.4
2,688		Samsung Electronics Co., Ltd.	5,598,625	2.8
			10,981,458	5.6

		Spain: 0.8%
158,723		Telefonica S.A.	1,643,043	0.8

		Sweden: 2.2%
122,730		Getinge AB	2,403,822	1.2
270,096		Telefonaktiebolaget LM Ericsson	1,942,025	1.0
			4,345,847	2.2

		Switzerland: 2.3%
9,160		Roche Holding AG	2,340,517	1.2
123,019		UBS Group AG	2,092,047	1.1
			4,432,564	2.3

		Thailand: 1.0%
276,600		Bangkok Bank PCL	1,505,193	0.7
92,400		Bangkok Bank PCL - Foreign Reg	535,468	0.3
			2,040,661	1.0

		Turkey: 0.5%
115,172		Turkcell Iletisim Hizmet AS ADR	944,410	0.5

		United Kingdom: 10.6%
319,349		BAE Systems PLC	2,636,329	1.4
636,086		Barclays PLC	1,682,311	0.9
552,759		BP PLC	3,190,637	1.6
215,161		Sky PLC	2,786,594	1.4
5,345		CRH PLC - London	190,275	0.1

See Accompanying Notes to Financial Statements

72

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
317,510		HSBC Holdings PLC (HKD)	2,949,792	1.5
371,503		Kingfisher PLC	1,455,154	0.7
331,668		Man Group PLC	669,267	0.3
360,607	@	Standard Chartered PLC	3,652,322	1.9
189,549	@	Tesco PLC	417,319	0.2
402,465		Vodafone Group PLC	1,142,988	0.6
			20,772,988	10.6

		United States: 37.1%
54,970		American International Group, Inc.	3,436,725	1.7
15,251		Allergan plc	3,707,366	1.9
22,320		Ally Financial, Inc.	466,488	0.2
3,350	@	Alphabet, Inc. - Class A	3,114,428	1.6
22,230		AmerisourceBergen Corp.	2,101,402	1.1
21,570		Amgen, Inc.	3,715,001	1.9
30,910		Apache Corp.	1,481,516	0.8
23,400		Apple, Inc.	3,370,068	1.7
27,060		Capital One Financial Corp.	2,235,697	1.1
27,210		Cardinal Health, Inc.	2,120,203	1.1
8,400	@	Celgene Corp.	1,090,908	0.6
71,590		Cisco Systems, Inc.	2,240,767	1.1
76,790		Citigroup, Inc.	5,135,715	2.6
83,120		Comcast Corp. – Class A	3,235,030	1.6
50,190		ConocoPhillips	2,206,352	1.1
32,100		Coty, Inc - Class A	602,196	0.3
12,781		DXC Technology Co.	980,558	0.5
33,630		Eli Lilly & Co.	2,767,749	1.4
11,890	@	First Solar, Inc.	474,173	0.2
39,750		Gilead Sciences, Inc.	2,813,505	1.4
30,470		Halliburton Co.	1,301,374	0.7
2,700		Helmerich & Payne, Inc.	146,718	0.1
10,815		Hewlett Packard Enterprise Co.	179,421	0.1
20,710		JPMorgan Chase & Co.	1,892,894	1.0
42,710		Microsoft Corp.	2,944,000	1.5
91,170	@	Navistar International Corp.	2,391,389	1.2
12,094	@,L	Netscout Systems, Inc.	416,034	0.2
54,700	@,L	Nutanix, Inc.	1,102,205	0.6
119,970		Oracle Corp.	6,015,296	3.1
26,740		Perrigo Co. PLC	2,019,405	1.0
30,883		SunTrust Banks, Inc.	1,751,684	0.9
67,330		Twenty-First Century Fox, Inc. - Class A	1,908,132	1.0
13,740		United Parcel Service, Inc. - Class B	1,519,507	0.8
24,000		Walgreens Boots Alliance, Inc.	1,879,440	1.0
			72,763,346	37.1

	Total Common Stock
	(Cost $163,844,846)		187,995,615	95.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
		United States: 0.7%
1,291,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	1,370,074	0.7

	Total Corporate Bonds/Notes
	(Cost $1,225,119)		1,370,074	0.7

	Total Long-Term Investments
	(Cost $165,069,965)		189,365,689	96.5

SHORT-TERM INVESTMENTS: 4.1%
		U.S. Government Agency Obligations: 3.4%
6,800,000		Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17
		(Cost $6,799,754)	6,800,000	3.4

		Securities Lending Collateralcc: 0.7%
57,260		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $57,265, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $58,405, due 07/28/17-09/09/49)	57,260	0.0
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,000,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/17-05/20/67)	1,000,000	0.5
199,731		Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $199,750, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $203,726, due 07/13/17-12/01/51)	199,731	0.1

See Accompanying Notes to Financial Statements

73

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
69,699	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $69,705, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $71,093, due 07/15/17-01/15/37)	69,699	0.1
34,233	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $34,237, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $34,918, due 07/07/17-01/15/30)	34,233	0.0
		1,360,923	0.7

	Total Short-Term Investments
	(Cost $8,160,677)	8,160,923	4.1

	Total Investments in Securities (Cost $173,230,642)	$197,526,612	100.6
	Liabilities in Excess of Other Assets	(1,251,339)	(0.6)
	Net Assets	$196,275,273	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $173,829,513.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$36,576,322
Gross Unrealized Depreciation	(12,879,223)

Net Unrealized Appreciation	$23,697,099

See Accompanying Notes to Financial Statements

74

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.9%
		Consumer, Cyclical: 1.1%
845,000		American Honda Finance Corp., 2.000%, 02/14/20	847,115	0.2
370,000	#	BMW US Capital LLC, 1.500%, 04/11/19	368,649	0.1
795,000	#	BMW US Capital LLC, 2.150%, 04/06/20	799,236	0.2
530,000	#	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	524,227	0.1
755,000	#	Nissan Motor Acceptance Corp., 2.250%, 01/13/20	757,077	0.1
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	961,003	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	878,232	0.2
			5,135,539	1.1

		Consumer, Non-cyclical: 1.7%
2,200,000		Gilead Sciences, Inc., 1.850%, 09/04/18	2,205,617	0.5
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/20	3,029,562	0.7
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	2,547,351	0.5
			7,782,530	1.7

		Energy: 0.1%
615,000		Shell International Finance BV, 1.375%, 09/12/19	610,739	0.1

		Financial: 18.4%
595,000	#	AIG Global Funding, 2.150%, 07/02/20	594,786	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/20	1,392,016	0.3
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	3,002,439	0.7
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,270,715	0.9
1,500,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/20	1,509,108	0.3
2,850,000		Bank of Nova Scotia/The, 2.050%, 06/05/19	2,858,111	0.6
2,000,000		BNP Paribas SA, 2.400%, 12/12/18	2,017,424	0.4
5,000,000		Branch Banking & Trust Co., 1.450%, 05/10/19	4,962,695	1.1
3,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	3,724,294	0.8
250,000		Citibank NA, 1.728%, 06/12/20	250,744	0.1
2,080,000		Citibank NA, 2.000%, 03/20/19	2,088,335	0.5
1,860,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,864,600	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/19	4,027,588	0.9
2,000,000	#	Danske Bank A/S, 1.650%, 09/06/19	1,982,086	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,099,578	0.2
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/19	3,020,847	0.7
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,113,418	1.8
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/19	322,706	0.1
2,000,000	#	National Australia Bank Ltd., 2.250%, 07/01/19	2,012,976	0.4
700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/20	700,478	0.2
2,540,000	#	New York Life Global Funding, 2.000%, 04/09/20	2,540,498	0.6
1,970,000	#	Pricoa Global Funding I, 1.450%, 09/13/19	1,944,770	0.4
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	624,375	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/19	2,977,983	0.7
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,978,118	0.4
250,000		Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	249,707	0.1
2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	2,012,974	0.4
1,510,000	#	Sumitomo Mitsui Trust Bank Ltd, 2.050%, 03/06/19	1,510,409	0.3
2,000,000		Svenska Handelsbanken AB, 2.250%, 06/17/19	2,012,136	0.4
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,511,238	0.5
295,000	#	UBS AG/London, 2.200%, 06/08/20	295,424	0.1
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/20	3,220,032	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	4,721,634	1.0
700,000		Wells Fargo & Co., 2.150%, 01/15/19	703,685	0.2
2,215,000		Wells Fargo Bank NA, 1.750%, 05/24/19	2,211,401	0.5
3,500,000		Wells Fargo Bank NA, 2.150%, 12/06/19	3,517,612	0.8
1,255,000		Westpac Banking Corp., 1.600%, 08/19/19	1,245,693	0.3
			84,092,633	18.4

		Industrial: 0.3%
635,000		John Deere Capital Corp., 1.950%, 06/22/20	636,940	0.1
795,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	800,980	0.2
			1,437,920	0.3

See Accompanying Notes to Financial Statements

75

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Technology: 1.4%
	2,000,000		Oracle Corp., 2.250%, 10/08/19	2,025,398	0.4
	4,355,000		Qualcomm, Inc., 1.850%, 05/20/19	4,366,306	1.0
				6,391,704	1.4

			Utilities: 0.9%
	3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	3,963,566	0.9

			Total Corporate Bonds/Notes
			(Cost $109,376,210)	109,414,631	23.9

FOREIGN GOVERNMENT BONDS: 5.0%
EUR	835,000	#	French Republic Government Bond OAT, 2.000%, 05/25/48	986,920	0.2
EUR	605,900		Hellenic Republic Government Bond, 26.070%, 10/15/42	1,817	0.0
	2,120,000		Israel Government AID Bond, 5.500%, 12/04/23	2,522,293	0.5
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/24	2,986,323	0.7
EUR	1,886,392		Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/20	2,262,791	0.5
EUR	6,073,777		Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/20	7,274,324	1.6
EUR	1,195,000	#	Italy Buoni Poliennali Del Tesoro, 2.700%, 03/01/47	1,219,171	0.3
NZD	2,055,000		New Zealand Government Bond, 2.500%, 09/20/35	1,628,046	0.4
NZD	2,904,000		New Zealand Government Bond, 3.000%, 09/20/30	2,490,360	0.5
EUR	607,000	#	Spain Government Bond, 5.150%, 10/31/44	1,008,843	0.2
GBP	202,611		United Kingdom Gilt Inflation Linked, 0.125%, 11/22/65	583,982	0.1

			Total Foreign Government Bonds
			(Cost $22,187,323)	22,964,870	5.0

U.S. TREASURY OBLIGATIONS: 53.4%
			Treasury Inflation Indexed Protected Securities: 53.4%
	21,265,479		0.125%, due 04/15/22	21,170,316	4.6
	8,130,350		0.125%, due 07/15/24	7,989,028	1.8
	13,307,465		0.125%, due 07/15/26	12,841,465	2.8
	17,906,631		0.250%, due 01/15/25	17,594,626	3.8
	12,022,859		0.375%, due 07/15/25	11,937,016	2.6
	6,868,252		0.375%, due 01/15/27	6,748,387	1.5
	16,103,200		0.625%, due 01/15/26	16,212,316	3.5
	2,564,350		0.625%, due 02/15/43	2,363,394	0.5
	12,428,168		0.750%, due 02/15/42	11,845,598	2.6
	7,642,624		0.750%, due 02/15/45	7,180,872	1.6
	6,174,052		0.875%, due 02/15/47	5,997,968	1.3
	7,889,564		1.000%, due 02/15/46	7,891,489	1.7
	10,240,094		1.375%, due 02/15/44	11,154,883	2.4
	12,972,261	S	1.750%, due 01/15/28	14,468,935	3.2
	6,474,160		2.000%, due 01/15/26	7,258,582	1.6
	8,791,827		2.125%, due 02/15/40	10,948,946	2.4
	8,224,467		2.125%, due 02/15/41	10,289,474	2.3
	7,668,575		2.375%, due 01/15/25	8,739,054	1.9
	8,247,629		2.375%, due 01/15/27	9,616,109	2.1
	8,359,599		2.500%, due 01/15/29	10,059,541	2.2
	3,967,488		3.375%, due 04/15/32	5,456,403	1.2
	10,174,616		3.625%, due 04/15/28	13,301,886	2.9
	9,873,560		3.875%, due 04/15/29	13,416,559	2.9

			Total U.S. Treasury Obligations
			(Cost $245,852,730)	244,482,847	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
			Federal Home Loan Bank: 4.0%
	12,810,000		1.375%, due 02/18/21	12,677,544	2.8
	5,255,000		2.875%, due 09/13/24	5,453,240	1.2
				18,130,784	4.0

			Federal Home Loan Mortgage Corporation: 2.5%##
	1,515,000		1.375%, due 05/01/20	1,505,254	0.3
	9,970,000		2.375%, due 01/13/22	10,185,073	2.2
				11,690,327	2.5

			Federal National Mortgage Association: 5.7%##
	8,350,000		1.375%, due 02/26/21	8,251,103	1.8
	10,140,000		1.875%, due 12/28/20	10,201,915	2.2
	4,830,000		1.875%, due 09/24/26	4,586,177	1.0
	3,120,000		2.625%, due 09/06/24	3,204,430	0.7
				26,243,625	5.7

			Other U.S. Agency Obligations: 2.1%
	9,730,000		1.300%, due 12/14/18	9,722,936	2.1

			Total U.S. Government Agency Obligations
			(Cost $65,401,512)	65,787,672	14.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Exchange-Traded Options: 0.0%
456	@	Call on U.S. Treasury 10-Year Note, Strike @ 127.000, Exp. 07/21/17	35,627	0.0
312	@	Call on U.S. Treasury 10-Year Note, Strike @ 126.500, Exp. 07/21/17	48,750	0.0
			84,377	0.0

		Options on Currencies: 0.0%
7,865,000	@	Call GBP vs. Put USD, Strike @ 1.340, Exp. 08/01/17 Counterparty: Deutsche Bank AG	15,178	0.0
10,960,000	@	Call USD vs. Put JPY, Strike @ 115.000, Exp. 07/07/17 Counterparty: Deutsche Bank AG	1,127	0.0
9,125,000	@	Call USD vs. Put MXN, Strike @ 19.000, Exp. 09/21/17 Counterparty: Deutsche Bank AG	102,724	0.0
7,865,000	@	Put GBP vs. Call USD, Strike @ 1.248, Exp. 08/01/17 Counterparty: Goldman Sachs International	5,125	0.0
			124,154	0.0

See Accompanying Notes to Financial Statements

76

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: 0.3%
10,100,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	592,350	0.1
1,700,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	172,091	0.1
3,015,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.040%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	134,363	0.0
2,995,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.540%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	64,678	0.0
5,000,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	461	0.0
14,800,000	@	Put on 5-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.25%, Exp. 01/05/22 Counterparty: Deutsche Bank AG	265,083	0.1
			1,229,026	0.3

	Total Purchased Options
	(Cost $2,933,758)		1,437,557	0.3

	Total Long-Term Investments
	(Cost $445,751,533)		444,087,577	96.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Corporate Bonds/Notes: 0.2%
1,000,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18
		(Cost $999,060)	999,825	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
11,810,638	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $11,810,638)	11,810,638	2.6

	Total Short-Term Investments
	(Cost $12,809,698)	12,810,463	2.8

	Total Investments in Securities (Cost $458,561,231)	$456,898,040	99.7
	Assets in Excess of Other Liabilities	1,249,520	0.3
	Net Assets	$458,147,560	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Cost for federal income tax purposes is $459,013,978.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,478,187
Gross Unrealized Depreciation	(4,594,125)

Net Unrealized Depreciation	$(2,115,938)

See Accompanying Notes to Financial Statements

77

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017